UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-05059

HighMark Funds
(Exact name of registrant as specified in charter)

350 California Street, Suite 1600
San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

John M. Loder, Esq.
Ropes & Gray LLP
Three Embarcadero Center
San Francisco, CA 94111
 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-582-4734

Date of fiscal year end: July 31, 2013

Date of reporting period:  July 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

JULY 31, 2013

HighMark

The smarter approach to investing.

equity
fixed-income

Annual

report

HighMark® FUNDS

table of contents
This report and the financial statements contained herein are submitted for the general information of HighMark Funds’ shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Shares of HighMark Funds are not deposits or obligations of, or guaranteed by, Union Bank, N.A. or any of its subsidiaries or affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in shares of mutual funds involve risk, including the possible loss of principal. HighMark Funds Distributors, LLC serves as Distributor for HighMark Funds and is not affiliated with the Adviser of HighMark Funds, HighMark Capital Management, Inc., or with Union Bank, N.A.

management’s discussion of fund performance
balanced fund	2
cognitive value fund	4
enhanced growth fund	6
equity income fund	8
geneva mid cap growth fund	10
geneva small cap growth fund	12
international opportunities fund	14
large cap core equity fund	16
large cap growth fund	18
nyse arca tech 100 index fund	20
small cap core fund	22
value fund	24
bond fund	26
california intermediate tax-free bond fund	28
national intermediate tax-free bond fund	30
short term bond fund	32
wisconsin tax-exempt fund	34
disclosure of fund expenses	36
schedules of investments	39
statements of assets and liabilities	88
statements of operations	100
statements of changes in net assets	106
financial highlights	122
notes to financial statements	131
report of independent registered public accounting firm	146
notice to shareholders	147
trustees and officers	148
board approval of the existing advisory and sub-advisory agreements	150
fund information	153
service providers & board of trustees	156

balanced fund (unaudited)

performance

For the fiscal year ended July 31, 2013, HighMark Balanced Fund (the “Fund”) produced a total return of 8.60% (Class A Shares without load). In comparison, the Fund’s benchmarks, the unmanaged S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index, the unmanaged blended index of 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index, returned 25.00%, -1.90% and 13.59%, respectively, for the same period.

factors affecting performance

A muted economic recovery continued during the Fund’s reporting period. Positive indicators such as record highs on the Dow Jones Industrial Average and S&P 500, recovering housing and manufacturing sectors and strong domestic energy production were tempered by correspondingly high unemployment that continued to weigh on GDP growth. Aggressive monetary actions by the U.S. Federal Reserve initially appeared to stabilize the U.S. economy and capital markets. Low interest rates and expanding central bank balance sheets around the world supported a move toward lower quality, higher risk stocks within the equity indices.

The U.S. Federal Reserve left the federal funds rate, the rate banks charge to lend to each other, unchanged from its beginning level in the 0%-0.25% range. It said that it would remain at this level for as long as unemployment remains above 6.5% and inflation remains below 2.5%. However, confusion over when and how the Federal Reserve would end its policy of quantitative easing occurred toward the end of the Fund’s reporting period, leading to higher market volatility and record bond outflows.

With this backdrop, the Fund’s fixed-income performance benefited from a higher yield than its benchmark. As rates increased, it also benefited from a moderately defensive duration position relative to its benchmark.

Additionally, the Fund’s underweight in mortgage-backed securities relative to its benchmark benefited the portfolio as spreads widened and the duration of the benchmark increased. A significant overweight to corporate bonds, about twice the benchmark’s weight at the beginning of the period, proved beneficial as spreads tightened.

Lastly, an overweight to the financial services sector benefited the Fund as spreads in this sector tightened the most.

However, the Fund’s equity portion underperformed in the energy, health care, consumer discretionary, financials and information technology sectors. In the financials sector, the Fund’s underweight in large banks and its overweight in US Bancorp and American Tower (a REIT) detracted from performance. In the information technology sector, the Fund was negatively impacted by not owning Cisco, Microsoft and Google, which performed strongly, as well as holdings in Broadcom and EMC, both of which underperformed.

Ecolab was a positive contributor, and the Fund benefited from an underweight to the telecom services and utilities sectors.

Unfortunately, this was not enough to overcome negative aspects of the Fund’s performance, and it underperformed its blended benchmark for the reporting period.

top ten holdings

% of
Company*	Portfolio

U.S. Treasury Note
0.500%, 06/15/16	4.0%
Wells Fargo	3.0
Danaher	2.6
Ecolab	2.4
U.S. Treasury Note
1.375%, 05/31/20	2.4
US Bancorp	2.0
Praxair	1.8
Analog Devices	1.6
EMC	1.5
Johnson & Johnson	1.5

fund sectors

% of
Sector	Portfolio

Financials	15.2%
Industrial	10.9
Information Technology	10.4
U.S. Treasury Obligation	9.9
Health Care	9.4
Repurchase Agreement	8.6
Consumer Discretionary	7.3
Consumer Staples	6.6
Energy	6.6
Materials	5.2
U.S. Government Agency
Mortgage-Backed Obligations	3.4
Asset-Backed Securities	3.0
Mortgage-Backed Securities	1.1
Taxable Municipal Bonds	0.9
Telecommunication Services	0.6
Utilities	0.6
U.S. Government Agency
Obligation	0.3

* Excludes short-term securities.
Current and future portfolio holdings are subject to change and risk.

2 HighMark® Funds

highmark balanced fund investment objective
HighMark Balanced Fund seeks capital appreciation and income; conservation of capital is a secondary consideration.	portfolio	portfolio	portfolio	portfolio
	manager	manager	manager	manager
	Ken Wemer (1)	Derek Izuel (1)	Jack Montgomery (1)	David Wines (1)
	HighMark Capital	HighMark Capital	HighMark Capital	HighMark Capital
	Management, Inc.	Management, Inc.	Management, Inc.	Management, Inc.

Comparison of Change in the Value of a $10,000 Investment in HighMark Balanced Fund versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index, an unmanaged blended index of 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index and the Morningstar Moderate Allocation Category.

		Annualized	Annualized	Annualized	Gross	Net
	One Year	3 Year	5 Year	10 Year	Expense	Expense
	Return	Return	Return	Return	Ratio‡	Ratio‡
Fiduciary Shares	8.91%	10.60%	6.93%	5.96%	1.63%	0.99%
Class A Shares	8.60%	10.33%	6.65%	5.69%	1.88%	1.24%
Class A Shares w/load*	2.63%	8.27%	5.45%	5.10%	1.88%	1.24%
Class B Shares	7.92%	9.64%	6.00%	5.04%	2.38%	1.84%
Class B Shares w/load**	2.92%	8.80%	5.68%	5.04%	2.38%	1.84%
Class C Shares	8.03%	9.69%	6.03%	5.04%	2.38%	1.84%
Class C Shares w/load***	7.03%	9.69%	6.03%	5.04%	2.38%	1.84%
S&P 500 Index	25.00%	17.74%	8.26%	7.64%	—	—
Barclays Capital U.S. Aggregate Bond Index	-1.90%	3.19%	5.23%	4.89%	—	—
Blend of 60% S&P 500 Index and
40% Barclays Capital U.S. Aggregate Bond Index	13.59%	11.98%	7.49%	6.83%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-582-4734 or visit our website at www.highmarkcapital.com.

‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund’s future total return.

*	Reflects 5.50% front-end sales charge.
**	Reflects maximum CDSC of 5.00%.
***	Reflects maximum CDSC of 1.00%.
(1)	Mr. Wemer and Mr. Izuel manage the equity portion of the Fund’s portfolio; Mr. Montgomery and Mr. Wines are responsible for the management of the fixed-income portion of the Fund’s portfolio.

HighMark® Funds 3

cognitive
value fund (unaudited)

performance

For the fiscal year ended July 31, 2013, HighMark Cognitive Value Fund (the “Fund”) produced a total return of 31.48% (Class A Shares without load). In comparison, the Fund’s benchmark, the unmanaged S&P SmallCap 600/Citigroup Value Index returned 37.37% for the same period.

factors affecting performance

The Fund uses its proprietary Behavioral Ranking Model (BRM) (a composite of the Fund’s factor signals) to help make stock selection decisions. The BRM had generally good results for the reporting period. Six of the BRM’s eight component factors outperformed the Fund’s benchmark. The best performing factors were expectations based, though analyst herding bias also did very well.

Unfortunately, the Fund’s good BRM results did not translate into outperformance versus its benchmark. The Fund has recently been experiencing the longest period of negative stock selection bias in its twelve year history. The Fund ranks over 2,500 stocks daily and selects from the top quintile (top 20%) of over 500 names the subset of stocks (currently around 100) that the Fund will actually hold. There will always be periods where the performance of the selected stocks exceeds or trails that of the entire top quintile. With the recent underperformance, the Fund’s portfolio management has been analyzing the results to determine if there are improvements that can be made to the Fund’s investment process.

The Fund’s different economic sub-sector weightings versus its benchmark also contributed to the shortfall in performance. The Fund is no longer neutralizing economic sub-sector weights relative to a composite of small value mutual fund competitors. It believes that on the margin, the risk control gained by neutralizing sub-sector weights is more than offset by the potential performance lost by not holding greater percentage weights in the highest scoring BRM stocks, regardless of sector. This does not mean that sub-sector weights are being ignored entirely, only that there is now greater flexibility to overweight better scoring stocks in attractive sub-sectors.

Finally, the Fund’s micro-cap stock selection was a positive contributor to performance, as these stocks greatly outperformed the Fund’s small cap stocks. However, in a period in which micro-cap stocks generally outperformed small cap stocks, only about 16% of the Fund was invested in micro-cap stocks, and this lower weighting in micro-cap stocks detracted from the Fund’s performance.

top ten holdings

% of
Company*	Portfolio

Renewable Energy Group	3.0%
FutureFuel	2.9
Vishay Intertechnology	2.8
Marriott Vacations Worldwide	2.8
Geo Group	2.7
Trinity Industries	2.6
Synaptics	2.5
Alliant Techsystems	2.3
Lindsay	2.3
AOL	2.2

fund sectors

% of
Sector	Portfolio

Financials	26.6%
Industrial	20.9
Consumer Discretionary	12.2
Information Technology	11.3
Energy	6.7
Materials	5.9
Health Care	4.5
Utilities	4.5
Registered Investment Companies	2.4
Telecommunication Services	2.0
Repurchase Agreement	1.7
Consumer Staples	1.3

* Excludes short-term securities.
Current and future portfolio holdings are subject to change and risk.

4 HighMark® Funds

highmark cognitive value fund investment objective
lead portfolio manager
HighMark Cognitive Value Fund seeks long-term capital appreciation.	Thomas Mudge Bailard, Inc.

Comparison of Change in the Value of a $10,000 Investment in HighMark Cognitive Value Fund versus the S&P SmallCap 600/Citigroup Value Index and the Morningstar Small Value Category.

		Annualized	Annualized	Annualized	Gross	Net
	One Year	3 Year	5 Year	10 Year	Expense	Expense
	Return	Return	Return	Return	Ratio‡	Ratio‡
Fiduciary Shares	31.93%	18.16%	9.06%	9.29%†	1.36%	1.23%
Class A Shares	31.48%	17.80%	8.69%	8.95%†	1.61%	1.48%
Class A Shares w/load*	24.23%	15.58%	7.47%	8.33%†	1.61%	1.48%
Class C Shares	30.67%	17.13%	8.05%	8.31%†	2.11%	2.08%
Class C Shares w/load**	29.67%	17.13%	8.05%	8.31%†	2.11%	2.08%
Class M Shares	31.94%	18.28%	9.16%	9.40%	1.11%	1.08%
S&P Small Cap 600/Citigroup Value Index	37.37%	19.76%	10.64%	10.56%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-582-4734 or visit our website at www.highmarkcapital.com.

†
The performance presented links the performance of Class M Shares from ten years ago with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on July 3, 2006. Class M Share performance has been adjusted to reflect higher expenses applicable to these Classes. Without those adjustments, performance would be higher than that shown.

‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund’s future total return.

*	Reflects 5.50% front-end sales charge.
**	Reflects maximum CDSC of 1.00%.

HighMark® Funds 5

enhanced
growth fund (unaudited)

performance

For the fiscal year ended July 31, 2013, HighMark Enhanced Growth Fund (the “Fund”) produced a total return of 16.87% (Class A Shares without load). In comparison, the Fund’s benchmarks, the NASDAQ 100 index and the S&P North American Technology Sector Index, returned 18.70% and 19.73% respectively for the same period.

factors affecting performance

The U.S. equity markets generally experienced significant upward momentum during the Fund’s reporting period, with markedly lower volatility than prior periods. Barring a small market correction in the fourth quarter of 2012, the equity markets have moved sharply higher through July 31, 2013. Much of this upward move has been attributed to the Fed’s quantitative easing policies which many believe have boosted markets. While the Fed’s quantitative easing has certainly been a contributing factor in higher returns and reduced volatility, the Fund’s investments have also benefited from some underlying strength in the information technology and biotechnology sectors of the stock market.

During the Fund’s reporting period, the Fund focused on certain sub-sectors, particularly on the information technology sector. The Fund also invested in the healthcare sector, focusing on biotech, medical devices and pharmaceutical companies. In addition, the Fund held small positions in the consumer discretionary sector.

The Fund’s exposure to the health care sector provided a positive contribution to its performance. Much of the gain in this top performing sector was the result of very strong returns in the biotechnology sub-sector. Information technology stocks lagged other economic sectors over this time period, but still registered very handsome absolute returns. Internet software & services, semiconductors, services data processing and technology distribution were positive contributors to performance, while the computer hardware industry group was the biggest detractor from returns.

top ten holdings

% of
Company*	Portfolio

Apple	6.7%
Google, Cl A	5.0
Qualcomm	3.8
Microsoft	3.5
Cisco Systems	3.1
International Business Machines	2.8
Oracle	2.6
eBay	2.4
Symantec	2.1
EMC	2.1

fund sectors

% of
Sector	Portfolio

Information Technology	82.7%
Health Care	7.8
Consumer Discretionary	5.3
Repurchase Agreement	4.2

* Excludes short-term securities.
Current and future portfolio holdings are subject to change and risk.

6 HighMark® Funds

highmark enhanced growth fund investment objective
portfolio manager
HighMark Enhanced Growth Fund seeks long-term capital appreciation.	Sonya Thadhani Bailard, Inc.

Comparison of Change in the Value of a $10,000 Investment in HighMark Enhanced Growth Fund versus the NASDAQ 100 Index, the S&P North American Technology Sector Index and the Morningstar Specialty-Technology Category.

		Annualized	Annualized	Annualized	Gross	Net
	One Year	3 Year	5 Year	10 Year	Expense	Expense
	Return	Return	Return	Return	Ratio‡	Ratio‡
Fiduciary Shares	17.24%	14.66%	8.45%	6.88%†	1.35%	1.20%
Class A Shares	16.87%	14.29%	8.06%	6.47%†	1.60%	1.45%
Class A Shares w/load*	10.47%	12.14%	6.85%	5.88%†	1.60%	1.45%
Class C Shares	16.14%	13.57%	7.38%	5.89%†	2.10%	2.05%
Class C Shares w/load**	15.14%	13.57%	7.38%	5.89%†	2.10%	2.05%
Class M Shares	17.30%	14.75%	8.47%	6.94%	1.10%	1.05%
NASDAQ 100 Index	18.70%	19.69%	11.87%	9.98%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-582-4734 or visit our website at www.highmarkcapital.com.

†
The performance presented links the performance of Class M Shares from ten years ago with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on September 26, 2007. Class M Share performance has been adjusted to reflect higher expenses applicable to these Classes. Without those adjustments, performance would be higher than that shown.

‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund’s future total return.

*	Reflects 5.50% front-end sales charge.
**	Reflects maximum CDSC of 1.00%.

HighMark® Funds 7

equity income
fund (unaudited)

performance

For the fiscal year ended July 31, 2013, HighMark Equity Income Fund (the “Fund”) produced a total return of 21.57% (Class A Shares without load). In comparison, the Fund’s benchmark, the unmanaged Russell 1000 Value Index, returned 30.73% for the same period.

factors affecting performance

A muted economic recovery continued during the Fund’s reporting period. Positive indicators such as record highs on the Dow Jones Industrial Average and S&P 500, recovering housing and manufacturing sectors and strong domestic energy production were tempered by correspondingly high unemployment that continued to weigh on GDP growth. Aggressive monetary actions by the U.S. Federal Reserve initially appeared to stabilize the U.S. economy and capital markets. Low interest rates and expanding central bank balance sheets around the world supported a move toward lower quality, higher risk stocks within the equity indices.

The U.S. Federal Reserve left the federal funds rate, the rate banks charge to lend to each other, unchanged from its beginning level in the 0%-0.25% range. It said that it would remain at this level for as long as unemployment remains above 6.5% and inflation remains below 2.5%. However, confusion over when and how the Federal Reserve would end its policy of quantitative easing occurred towards the end of the Fund’s reporting period, leading to higher market volatility and record bond outflows.

Although the equity market performance was strong over the course of the Fund’s reporting period, dividend paying stocks underperformed in the first half of the Fund’s reporting period, as investors worried over the expiration of the “Bush tax cuts” and its implication for the future treatment of dividends. This underperformance of dividend paying stocks was the primary reason for the Fund’s performance shortfall relative to the benchmark.

A positive contributor to portfolio performance was a 5.3% allocation to several aerospace and defense stocks. These stocks were discounted by investors over concerns surrounding budget cuts, but their earnings exceeded expectations and the stocks performed well: Lockheed Martin increased 41%, Northrop Grumman advanced 43.7% and Boeing returned 45.6% during the Fund’s reporting period.

The Fund was overweighted to financial stocks, the second-best performing sector. However, stock selection within the sector was also responsible for a significant amount of the performance shortfall.

The Fund was underweighted to stocks in the diversified financial services industry relative to its benchmark and the lack of exposure to Citigroup (+92.4%) and Bank of America (+99.7%), two high beta stocks with low-yield, hurt relative performance.

The Fund’s underweightings to the relatively poor performing materials and energy sectors positively contributed to performance. However, higher allocations to the telecommunications and utilities sectors detracted from performance.

The Fund was unable to overcome these drags on performance and underperformed its benchmark for the reporting period.

top ten holdings

% of
Company*	Portfolio

Chevron	4.5%
ExxonMobil	4.2
JPMorgan Chase	3.8
Johnson & Johnson	3.8
Pfizer	3.4
Wells Fargo	3.3
General Electric	2.8
ConocoPhillips	2.7
Allstate	2.5
US Bancorp	2.1

fund sectors

% of
Sector	Portfolio

Financials	30.9%
Industrial	12.7
Energy	12.6
Health Care	11.9
Utilities	7.3
Consumer Discretionary	6.9
Information Technology	5.9
Consumer Staples	5.0
Telecommunication Services	3.5
Registered Investment Companies	1.9
Materials	1.4

* Excludes short-term securities.
Current and future portfolio holdings are subject to change and risk.

8 HighMark® Funds

highmark enhanced growth fund investment objective
	lead portfolio manager	portfolio manager
HighMark Equity Income Fund seeks total return from income and capital appreciation.	Donald Nesbitt	Mikhail Alkhazov
	Ziegler Lotsoff Capital Management, LLC	Ziegler Lotsoff Capital Management, LLC

Comparison of Change in the Value of a $10,000 Investment in HighMark Equity Income Fund versus the Russell 1000 Value Index and the Morningstar Large Value Category.

		Annualized	Annualized	Annualized	Gross	Net
	One Year	3 Year	5 Year	Since	Expense	Expense
	Return	Return	Return	Inception	Ratio‡	Ratio‡
Fiduciary Shares	21.80%	18.56%	8.43%†	5.76%†	1.65%	0.90%
Class A Shares	21.57%	18.17%	8.31%	5.70%	1.90%	1.15%
Class A Shares w/load*	14.88%	15.96%	7.09%	4.99%	1.90%	1.15%
Class B Shares	20.72%	17.44%	7.64%	4.97%	2.40%	1.75%
Class B Shares w/load**	15.72%	16.71%	7.34%	4.97%	2.40%	1.75%
Class C Shares	20.79%	17.46%	7.63%	5.11%	2.40%	1.75%
Class C Shares w/load***	19.79%	17.46%	7.63%	5.11%	2.40%	1.75%
Russell 1000 Value Index	30.73%	18.00%	7.88%	6.18%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-582-4734 or visit our website at www.highmarkcapital.com.

†
The performance presented links the performance of Class A Shares from April 1, 2005 with the performance of Fiduciary Shares on July 24, 2009. Class A Share performance has not been adjusted to reflect expenses applicable to Fiduciary Shares; with those adjustments, performance would be higher than that shown.

‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund’s future total return.

*	Reflects 5.50% front-end sales charge.
**	Reflects maximum CDSC of 5.00%.
***	Reflects maximum CDSC of 1.00%.

HighMark® Funds 9

geneva mid cap
growth fund (unaudited)

performance

For the fiscal year ended July 31, 2013, HighMark Geneva Mid Cap Growth Fund (the “Fund”) produced a total return of 22.96% (Class A Shares without load). In comparison, the Fund’s benchmark, the unmanaged Russell Mid Cap Growth index, returned 30.69% for the same period.

factors affecting performance

A muted economic recovery continued during the Fund’s reporting period. Positive indicators such as record highs on the Dow Jones Industrial Average and S&P 500, recovering housing and manufacturing sectors and strong domestic energy production were tempered by correspondingly high unemployment that continued to weigh on GDP growth. Aggressive monetary actions by the U.S. Federal Reserve appear to have stabilized the U.S. economy and capital markets. Low interest rates and expanding central bank balance sheets around the world supported a move toward lower quality, more speculative stocks within the equity indices.

The sectors that contributed to the Fund’s relative performance were an overweight to the industrials sector and an equal weight to the financials sectors. Specific stocks that performed well included Ametek Inc. in the industrials sector and Affiliated Managers Group in the financials sector.

LKQ Corp, O’Reilly Automotive and Polaris Industries also were the leading contributors to Fund performance.

However, an underweight position in the consumer discretionary sector detracted from relative performance, as the sector performed well during the Fund’s reporting period.

Specific stocks that detracted from performance included Edwards Lifesciences Corp. in the health care sector and Teradata Corp. and F5 Networks in the information technology sector.

Unfortunately, the Fund was unable to outperform in this speculative environment, thus underperforming its benchmark for the reporting period.

top ten holdings

% of
Company*	Portfolio

Tractor Supply	2.8%
LKQ	2.6
O’Reilly Automotive	2.5
Polaris Industries	2.3
Cerner	2.3
Chart Industries	2.3
Wabtec	2.1
Amphenol, Cl A	2.1
Affiliated Managers Group	2.1
Panera Bread, Cl A	2.1

fund sectors

% of
Sector	Portfolio

Industrial	21.8%
Consumer Discretionary	21.7
Information Technology	19.6
Health Care	14.2
Financials	8.8
Energy	7.1
Consumer Staples	3.8
Registered Investment Company	1.8
Materials	1.2

* Excludes short-term securities.
Current and future portfolio holdings are subject to change and risk.

10 HighMark® Funds

highmark geneva mid cap growth fund investment objective
HighMark Geneva Mid Cap Growth Fund seeks long-term capital appreciation.	co-portfolio manager Amy S. Croen Geneva Capital Management Ltd.	co-portfolio manager William A. Priebe Geneva Capital Management Ltd.	co-portfolio manager Michelle J. Picard Geneva Capital Management Ltd.	co-portfolio manager W. Scott Priebe Geneva Capital Management Ltd.

Comparison of Change in the Value of a $10,000 Investment in HighMark Geneva Mid Cap Growth Fund versus the Russell Midcap Growth Index and Morningstar Midcap Growth Category.

		Annualized	Annualized	Annualized	Gross	Net
	One Year	3 Year	5 Year	10 Year	Expense	Expense
	Return	Return	Return	Return	Ratio‡	Ratio‡
Fiduciary Shares	23.28%	17.98%	10.29%†	10.50%†	1.26%	1.13%
Class A Shares	22.96%	17.66%	10.04%	10.38%	1.51%	1.38%
Class A Shares w/load*	16.22%	15.47%	8.81%	9.76%	1.51%	1.38%
Class B Shares	22.25%	16.97%	9.36%	9.62%	2.01%	1.98%
Class B Shares w/load**	17.25%	16.23%	9.08%	9.62%	2.01%	1.98%
Class C Shares	22.26%	16.97%	9.37%	9.62%	2.01%	1.98%
Class C Shares w/load***	21.26%	16.97%	9.37%	9.62%	2.01%	1.98%
Russell Mid Cap Growth Index	30.69%	19.28%	9.76%	10.22%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-582-4734 or visit our website at www.highmarkcapital.com.

†
The performance presented links the performance of Class A Shares from ten years ago with the performance of Fiduciary Shares on June 26, 2009. Class A Share performance has not been adjusted to reflect expenses applicable to Fiduciary Shares; with those adjustments, performance would be higher than that shown.

‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund’s future total return.

*	Reflects 5.50% front-end sales charge.
**	Reflects maximum CDSC of 5.00%.
***	Reflects maximum CDSC of 1.00%.

HighMark® Funds 11

geneva small cap
growth fund (unaudited)

performance

For the fiscal year ended July 31, 2013, HighMark Geneva Small Cap Growth Fund (the “Fund”) produced a total return of 33.86% (Class A Shares without load). In comparison, the Fund’s benchmark, the unmanaged Russell 2000 Growth Index, returned 35.39% for the same period.

factors affecting performance

A muted economic recovery continued during the Fund’s reporting period. Positive indicators such as record highs on the Dow Jones Industrial Average and S&P 500, recovering housing and manufacturing sectors and strong domestic energy production were tempered by correspondingly high unemployment that continued to weigh on GDP growth. Aggressive monetary actions by the U.S. Federal Reserve appear to have stabilized the U.S. economy and capital markets. Low interest rates and expanding central bank balance sheets around the world supported a move toward lower quality, more speculative stocks within the equity indices.

The sectors that contributed to Fund relative performance were an overweight to the energy sector and an equal weight to the health care sector. Specific stocks that performed well included Gulfport Energy Corp. in the energy sector and Medidata Solutions in the health care sector. Tyler Technologies and Interactive Intelligence in the information technology sector were also top contributors to Fund performance.

However, an underweight position in consumer discretionary sector detracted from relative performance, as consumer discretionary performed well during the Fund’s reporting period.

Specific stocks that detracted from performance included HMS Holdings Corp. in the health care sector, Liquidity Services Inc. in the information technology sector and Vitamin Shoppe Inc. in the consumer discretionary sector.

Unfortunately, the Fund was unable to overcome these drags on performance, and it underperformed its benchmark for the reporting period.

top ten holdings

% of
Company*	Portfolio

Medidata Solutions	3.5%
Tyler Technologies	3.1
Cantel Medical	2.7
MWI Veterinary Supply	2.7
Ultimate Software Group	2.6
PAREXEL International	2.6
Middleby	2.5
Chart Industries	2.5
MarketAxess Holdings	2.4
Acuity Brands	2.4

fund sectors

% of
Sector	Portfolio

Industrial	24.7%
Health Care	18.4
Information Technology	17.0
Consumer Discretionary	12.5
Energy	8.4
Financials	7.9
Registered Investment Company	4.1
Materials	3.5
Consumer Staples	3.5

* Excludes short-term securities.
Current and future portfolio holdings are subject to change and risk.

12 HighMark® Funds

highmark geneva small cap growth fund investment objective
HighMark Geneva small Cap Growth Fund seeks long-term capital appreciation.	co-portfolio manager Amy S. Croen Geneva Capital Management Ltd.	co-portfolio manager William A. Priebe Geneva Capital Management Ltd.	co-portfolio manager Michelle J. Picard Geneva Capital Management Ltd.	co-portfolio manager W. Scott Priebe Geneva Capital Management Ltd.

Comparison of Change in the Value of a $10,000 Investment in HighMark Geneva Mid Cap Growth Fund versus the Russell Midcap Growth Index and Morningstar Midcap Growth Category.

		Annualized	Annualized	Gross	Net
	One Year	3 Year	Since	Expense	Expense
	Return	Return	Inception†	Ratio‡	Ratio‡
Fiduciary Shares	34.18%	22.75%	21.82%	1.82%	1.37%
Class A Shares	33.86%	22.41%	21.50%	2.07%	1.62%
Class A Shares w/load*	26.51%	20.13%	19.86%	2.07%	1.62%
Class C Shares	33.08%	21.71%	20.80%	2.57%	2.22%
Class C Shares w/load**	32.08%	21.71%	20.80%	2.57%	2.22%
Russell 2000 Growth Index	35.39%	20.32%	20.09%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-582-4734 or visit our website at www.highmarkcapital.com.

In addition to the normal risks associated with equity investing, investing in small cap companies may involve additional risk because, as small cap companies are frequently in the early stages of growth, their stocks tend to fluctuate in value.

†	Commenced investment operations on June 12, 2009.
‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund’s future total return.

*	Reflects 5.50% front-end sales charge.
**	Reflects maximum CDSC of 1.00%.

HighMark® Funds 13

international opportunities fund (unaudited)

performance

For the fiscal year ended July 31, 2013, HighMark International Opportunities Fund (the “Fund”) produced a total return of 20.04% (Class A shares without load). In comparison, the Fund’s benchmarks, the unmanaged MSCI All-Country World ex-U.S. Index Gross (“ACWI ex-U.S.”), and the unmanaged MSCI EAFE Index Net (“EAFE”), returned 17.47% and 23.48% respectively for the same period.

factors affecting performance

For the world’s developed markets, particularly Eurozone members and Japan, the past twelve months brought remarkable stock price advances. For the emerging markets as measured by the MSCI Emerging Markets Index Gross, however, returns were feeble — trailing the developed market’s EAFE in ten of the twelve months and ending with a gain of just 2.20%. This wide divergence of over 21% reflected investors’ shifting concerns, from dread over Europe’s debts to gloom over emerging markets’ growth prospects.

A year ago, the European financial crisis topped the list of investor anxieties. Bond yields in Spain and Italy were approaching unsustainable levels, the euro was rapidly losing value, and the very future of the monetary union was in doubt. This all changed last summer when European Central Bank (“ECB”) President Mario Draghi vowed to do whatever it takes to preserve the euro and declared the bank ready to purchase member nations’ government bonds if need be. Sentiment toward the region improved dramatically, the euro strengthened, and yields fell — all without the ECB pledges being put to the test. Relief was felt across the continent: the ten best-performing ACWI ex-U.S. markets (as measured by each country or geographic region’s respective MSCI index given in U.S. dollar terms, net dividends) were all in Western Europe, with troubled Greece in first place thanks to a 50% rise.

Japan also experienced a tectonic shift in sentiment with the election of a new government late last year under Prime Minister Shinzo Abe. Under his leadership, Japan adopted a new expansionary monetary policy that specifically targeted higher inflation and a weaker currency. The asset purchase program announced by the Bank of Japan was even larger as a share of GDP than the U.S. Federal Reserve’s quantitative easing (“QE”) policy. Over the reporting period, Japan’s currency duly weakened, from 78 to 98 yen per U.S. dollar, while its stock market rose 58% in local terms and 26% in U.S. dollar terms, led by exporters standing to gain in competitiveness.

For emerging markets, the long-standing fear of slower growth in China was realized as the country’s economic indicators softened and the new leadership targeted a leisurely (for China) GDP growth rate of 7.5%. At the same time, the government took measures to curb loan growth as it attempted to come to grips with mounting internal debts. The prospect of reduced demand from China was a drag on resource producers globally, affecting exchange rates and asset prices from Australia to South Africa to Brazil. Unfortunately, resource importers such as India and Turkey fared little better, as concerns over the U.S. Federal Reserve tapering off its QE efforts caused capital to flee from those markets most in need of outside capital to fund their current account deficits.

The Fund outperformed its ACWI ex-U.S. benchmark over the period. Although country allocation was a net positive, stock selection contributed the majority of added value.

Country choices met with mixed results among developed markets. The Fund’s underweight in Japan and the rebounding PIGS markets (Portugal, Italy, Greece and Spain) detracted from its returns. However, in a positive contribution to performance, the Fund’s overall Eurozone exposure rose from a significant underweight to an overweight, including overweight exposures in robust performing countries, such as the Netherlands, Germany, and Belgium. The Fund’s zero weighting in Canada was the single most beneficial country decision. The Fund’s performance also benefited from its underweights in South Africa, Brazil, Korea and China.

Stock selection enjoyed significant outperformance across developed Europe while providing no benefit on balance in the emerging markets. Several European markets (the U.K., Germany, Denmark, and France) were notable sources of added value, as was Brazil, while Hong Kong, emerging Asia, and Eastern Europe were weak spots.

top ten holdings

% of
Company*	Portfolio

Sumitomo Mitsui Financial Group	2.4%
Roche Holding	2.3
Market Vectors Russia	1.8
Aeon	1.3
Bayer	1.2
KDDI	1.2
AMEC	1.1
Unilever	1.1
Ageas	1.1
Swiss Re	1.1

fund sectors

% of
Sector	Portfolio

Financials	25.7%
Consumer Discretionary	14.7
Industrial	13.8
Health Care	9.4
Materials	7.9
Consumer Staples	7.6
Registered Investment Company	5.3
Telecommunication Services	4.4
Energy	4.2
Information Technology	4.2
Utilities	2.8

* Excludes short-term securities.
Current and future portfolio holdings are subject to change and risk.

14 HighMark® Funds

highmark international opportunities fund investment objective
HighMark Geneva small Cap Growth Fund seeks long-term capital appreciation.	co-portfolio manager Anthony R. Craddock Bailard, Inc.	co-portfolio manager Eric P. Leve Bailard, Inc.	co-portfolio manager Peter M. Hill Bailard, Inc.

Comparison of Change in the Value of a $10,000 Investment in HighMark International Opportunities Fund versus the MSCI All Country World ex-U.S. Index Gross, the MSCI EAFE Index Net and the Morningstar Foreign Large Blend Category.

		Annualized	Annualized	Annualized	Gross	Net
	One Year	3 Year	5 Year	10 Year	Expense	Expense
	Return	Return	Return	Return	Ratio‡	Ratio‡
Fiduciary Shares	20.34%	7.83%	0.14%	8.90%†	1.35%	1.27%
Class A Shares	20.04%	7.59%	-0.02%	8.68%†	1.60%	1.42%
Class A Shares w/load*	13.52%	5.57%	-1.14%	8.07%†	1.60%	1.42%
Class C Shares	19.28%	6.89%	-0.69%	7.99%†	2.10%	2.10%
Class C Shares w/load**	18.28%	6.89%	-0.69%	7.99%†	2.10%	2.10%
Class M Shares	20.53%	7.96%	0.29%	9.04%	1.10%	1.10%
MSCI All Country World ex-U.S. Index Gross	17.47%	6.91%	1.25%	9.28%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-582-4734 or visit our website at www.highmarkcapital.com.

In addition to the normal risks associated with investing, international investments may involve risk of capital loss from an unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Emerging markets investments involve heightened risks related to the same factors.

†
The performance presented links the performance of Class M Shares from ten years ago with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on April 4, 2006. Class M Share performance has been adjusted to reflect higher expenses applicable to these Classes. Without those adjustments, performance would be higher than that shown.

‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund’s future total return.

*	Reflects 5.50% front-end sales charge.
**	Reflects maximum CDSC of 1.00%.

HighMark® Funds 15

large cap core equity
fund (unaudited)

performance

For the fiscal year ended July 31, 2013, HighMark Large Cap Core Equity Fund (the “Fund”) produced a total return of 25.80% (Class A Shares without load). In comparison, the Fund’s benchmark, the unmanaged S&P 500 Index, returned 25.00% over the same period.

factors affecting performance

A muted economic recovery continued during the Fund’s reporting period. Positive indicators such as record highs on the Dow Jones Industrial Average and S&P 500, recovering housing and manufacturing sectors and strong domestic energy production were tempered by correspondingly high unemployment that continued to weigh on GDP growth. Aggressive monetary actions by the U.S. Federal Reserve initially appeared to stabilize the U.S. economy and capital markets. Low interest rates and expanding central bank balance sheets around the world supported a move toward lower quality, higher risk stocks within the equity indices.

The U.S. Federal Reserve left the federal funds rate, the rate banks charge to lend to each other, unchanged from its beginning level in the 0%-0.25% range. It said that it would remain at this level for as long as unemployment remains above 6.5% and inflation remains below 2.5%.

Although muted, the theme of the year was nonetheless economic recovery, and thus economically sensitive sectors led the market. Although sectors were not a large determinant of the Fund’s performance, it was overweight consumer staples and underweight durables.

The Fund held an underweight to the economically sensitive industrials sector to its detriment. However, an overweight in the energy sector enjoyed the benefits of higher oil prices over the period.

Tesoro in the energy sector was a top contributor to the Fund’s performance, due to its acquisition of the refining assets from BP in a deal that pushed the stock price up nearly 50%. Tesoro followed this up with two solid quarters of earnings, adding another 50% to the valuation of the firm.

Home Depot was also a top contributor, as resurgence in the housing market more than doubled the value of the stock.

In a strong market, it is more about what the Fund is not in than what it is in. Delta Air Lines stock nearly doubled in light of the American Airlines/U.S. Airways merger. The Fund held positions in Delta at various times over the course of the Fund’s reporting period. However, it was not able to take advantage of its price appreciation, and it detracted from the Fund’s performance overall.

Hillshire Farms also hurt the Fund’s performance; given its sharp appreciation over the first half of the Fund’s reporting period, it depreciated more than most holdings within the Fund during the second half of the reporting period.

The Fund was able to overcome these drags on performance and outperformed its benchmark for the reporting period.

top ten holdings

% of
Company*	Portfolio

Company*	4.2%
Wells Fargo	3.3
Coca-Cola	3.3
Chevron	3.2
Procter & Gamble	3.1
Qualcomm	3.0
Union Pacific	3.0
Goldman Sachs Group	2.8
Pfizer	2.5
Travelers	2.5
General Electric

fund sectors

% of
Sector	Portfolio

Information Technology	17.9%
Financials	17.9
Consumer Staples	11.9
Industrial	11.7
Health Care	10.7
Consumer Discretionary	10.1
Energy	8.4
Utilities	4.3
Materials	3.6
Repurchase Agreement	2.7
Telecommunications Services	0.8

* Excludes short-term securities.
Current and future portfolio holdings are subject to change and risk.

16 HighMark® Funds

highmark international opportunities fund investment objective
HighMark Large Cap Core Equity Fund seeks long-term capital appreciation.	lead portfolio manager Derek Izuel HighMark Capital Management, Inc.	portfolio manager Edward Herbert HighMark Capital Management, Inc.

Comparison of Change in the Value of a $10,000 Investment in HighMark Large Cap Core Equity Fund versus the S&P 500 Index and the Morningstar Large Value Category.

		Annualized	Annualized	Annualized	Gross	Net
	One Year	3 Year	5 Year	10 Year	Expense	Expense
	Return	Return	Return	Return	Ratio‡	Ratio‡
Fiduciary Shares	26.21%	17.87%	8.57%	7.10%	1.28%	0.97%
Class A Shares	25.80%	17.49%	8.24%	6.80%	1.53%	1.22%
Class A Shares w/load*	18.93%	15.30%	7.03%	6.20%	1.53%	1.22%
Class C Shares	25.01%	16.79%	7.52%	6.15%†	2.03%	1.82%
Class C Shares w/load**	24.01%	16.79%	7.52%	6.15%†	2.03%	1.82%
S&P 500 Index	25.00%	17.74%	8.26%	7.64%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-582-4734 or visit our website at www.highmarkcapital.com.

†
The performance presented links the performance of Fiduciary Shares from ten years ago with the performance of Class C Shares on November 28, 2003. Fiduciary Share performance does not reflect higher expenses applicable to this Class. With those adjustments, performance would be lower than that shown.

‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund’s future total return.

*	Reflects 5.50% front-end sales charge.
**	Reflects maximum CDSC of 1.00%.

HighMark® Funds 17

large cap
growth fund (unaudited)

performance

For the fiscal year ended July 31, 2013, HighMark Large Cap Growth Fund (the “Fund”) produced a total return of 12.45% (Class A Shares without load). In comparison, the Fund’s benchmark, the unmanaged Russell 1000 Growth Index, returned 21.64% over the same period.

factors affecting performance

A muted economic recovery continued during the Fund’s reporting period. Positive indicators such as record highs on the Dow Jones Industrial Average and S&P 500, recovering housing and manufacturing sectors and strong domestic energy production were tempered by correspondingly high unemployment that continued to weigh on GDP growth.

Aggressive monetary actions by the U.S. Federal Reserve initially appeared to stabilize the U.S. economy and capital markets. Low interest rates and expanding central bank balance sheets around the world supported a move toward lower quality, higher risk stocks within the equity indices.

Sectors that contributed to performance included materials, with Ecolab a top performing stock for the Fund’s reporting period.

However, the Fund’s weightings in the consumer discretionary, health care and energy sectors detracted from performance. In consumer discretionary, a number of holdings showed slowing revenue growth against difficult prior year comparisons. Specific stocks that underperformed in this sector included Dollar Tree Stores, Petsmart and Dick’s Sporting Goods.

In the health care sector, a lack of exposure in biotech companies partially detracted from performance. Holdings such as Allergan, Agilent, Covidien, Eli Lilly and Merck also negatively impacted performance.

Lastly, stock selection in the energy sector detracted from performance, with the Fund’s positions in Exxon Mobil and Occidental Petroleum underperforming due to weakening production growth.

As a result, the Fund underperformed its benchmark for the reporting period.

top ten holdings

% of
Company*	Portfolio

Ecolab	5.8%
Apple	3.8
Danaher	3.6
Praxair	3.4
Analog Devices	3.2
Stericycle	3.0
Philip Morris International	3.0
Microsoft	3.0
Google, Cl A	3.0
Anheuser-Busch InBev NV,
SP ADR	2.8

fund sectors

% of
Sector	Portfolio

Information Technology	24.3%
Industrial	18.1
Consumer Discretionary	12.7
Health Care	12.7
Consumer Staples	10.7
Materials	10.4
Energy	4.6
Financials	4.4
Utilities	1.2
Registered Investment Company	0.9

* Excludes short-term securities.
Current and future portfolio holdings are subject to change and risk.

18 HighMark® Funds

highmark large cap growth fund investment objective
HighMark Large Cap Growth Fund seeks long-term capital appreciation through investments in U.S. equity securities; current income is incidental.	co-portfolio manager Ken Wemer HighMark Capital Management, Inc.	co-portfolio manager George Rokas HighMark Capital Management, Inc.	co-portfolio manager Derek Izuel HighMark Capital Management, Inc

Comparison of Change in the Value of a $10,000 Investment in HighMark Large Cap Growth Fund versus the Russell 1000 Growth Index and the Morningstar Large Growth Category.

		Annualized	Annualized	Annualized	Gross	Net
	One Year	3 Year	5 Year	10 Year	Expense	Expense
	Return	Return	Return	Return	Ratio‡	Ratio‡
Fiduciary Shares	12.80%	14.11%	7.85%	6.37%	1.27%	1.02%
Class A Shares	12.45%	13.82%	7.56%	6.10%	1.52%	1.27%
Class A Shares w/load*	6.30%	11.70%	6.35%	5.50%	1.52%	1.27%
Class B Shares	11.77%	13.12%	6.94%	5.47%	2.02%	1.87%
Class B Shares w/load**	6.77%	12.33%	6.64%	5.47%	2.02%	1.87%
Class C Shares	11.79%	13.12%	6.91%	5.45%	2.02%	1.87%
Class C Shares w/load***	10.79%	13.12%	6.91%	5.45%	2.02%	1.87%
Russell 1000 Growth Index	21.64%	18.00%	9.01%	7.69%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-582-4734 or visit our website at www.highmarkcapital.com.

‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund’s future total return.

*	Reflects 5.50% front-end sales charge.
**	Reflects maximum CDSC of 5.00%.
***	Reflects maximum CDSC of 1.00%.

HighMark® Funds 19

nyse arca tech 100
index fund (unaudited)

performance

For the fiscal year ended July 31, 2013, HighMark NYSE Arca Tech 100 Index Fund (the “Fund”) produced a total return of 25.83% (Class A Shares without load). In comparison, the Fund’s benchmark, the NYSE Arca Tech 100 Index, returned 27.50% for the same period.

factors affecting performance

A muted economic recovery continued during the Fund’s reporting period. Positive indicators such as record highs on the Dow Jones Industrial Average and S&P 500, recovering housing and manufacturing sectors and strong domestic energy production were tempered by correspondingly high unemployment that continued to weigh on GDP growth. Aggressive monetary actions by the U.S. Federal Reserve initially appeared to stabilize the U.S. economy and capital markets. Low interest rates and expanding central bank balance sheets around the world supported a move toward lower quality, higher risk stocks within the equity indices.

The U.S. Federal Reserve left the federal funds rate, the rate banks charge to lend to each other, unchanged from its beginning level in the 0%-0.25% range. It said that it would remain at this level for as long as unemployment remains above 6.5% and inflation remains below 2.5%.

The Fund is passively managed to the NYSE Arca Tech 100 Index, so performance differences between the Fund and its benchmark are primarily the result of Fund expenses and investor capital flows. Because the Fund is passively managed, it makes no active industry or security-selection bets as an investment strategy; therefore, the Fund’s performance reflects the NYSE Arca Tech 100 Index’s exposure to various industries and the individual stocks in the index.

The Fund’s exposure to “traditional” technology stocks in the information technology sector was 69.91% of the portfolio, by far its largest weight, which contributed 15.41% to total return. The largest industry exposure was through its 22.5% allocation to software stocks, spread across 22 companies, which contributed 4.61% to the Fund’s total performance. A position in Salesforce.com Inc., a global provider of enterprise cloud computing solutions, appreciated 40.7% and contributed 1.40% to the Fund’s total return.

The Fund’s high exposure to the healthcare sector, which contributed 10.19% to total return. The Fund’s holdings in the biotechnology industry were particularly strong contributors to its performance, led by 4.2% position in Biogen Idec Inc. that appreciated 49.6% and provided 1.98% of the Fund’s total return. A 1.46% holding of Gilead Sciences Inc. appreciated 126% and contributed 1.33% to the Fund’s total return.

License Information

“Archipelago®”, “ARCA®”, “ARCAEX®”, “NYSE®”, “NYSE ARCA SM” and “NYSE Arca Tech 100SM” are trademarks of the NYSE Group, Inc. and Archipelago Holdings, Inc. and have been licensed for use by HighMark Funds. NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, NYSE Arca Tech 100 Index Fund particularly or the ability of NYSE Arca Tech 100 Index to track general stock market performance.

ARCHIPELAGO HOLDINGS, INC. (“ARCA”) MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO NYSE ARCA TECH 100 INDEX OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL ARCA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

top ten holdings

% of
Company*	Portfolio

Biogen Idec	4.6%
International Business Machines	4.1
Visa, Cl A	3.7
Lockheed Martin	2.5
Amgen	2.3
Valeant Pharmaceuticals
International (Canada)	2.0
Thermo Fisher Scientific	1.9
F5 Networks	1.8
VMware, Cl A	1.7
Schlumberger	1.7

fund sectors

% of
Sector	Portfolio

Information Technology	66.9%
Health Care	23.5
Industrial	4.0
Energy	2.7
Registered Investment Companies	1.6
Telecommunication Services	1.3

* Excludes short-term securities.
Current and future portfolio holdings are subject to change and risk.

20 HighMark® Funds

highmark nyse arca tech 100 index fund investment objective
	lead portfolio	portfolio
HighMark NYSE Arca Tech 100 Index Fund seeks to track the total return of the NYSE Arca	manager	manager
Tech 100 Index, before deducting for Fund expenses.	Donald Nesbitt	Mikhail Alkhazov
	Ziegler Lotsoff Capital Management, LLC	Ziegler Lotsoff Capital Management, LLC

Comparison of Change in the Value of a $10,000 Investment in HighMark NYSE Arca Tech 100 Index Fund versus the NYSE Arca Tech 100 Index and the Morningstar Technology Category.

		Annualized	Annualized	Annualized	Gross	Net
	One Year	3 Year	5 Year	10 Year	Expense	Expense
	Return	Return	Return	Return	Ratio‡	Ratio‡
Fiduciary Shares	26.19%	19.37%	11.64%†	9.63%†	1.02%	0.83%
Class A Shares	25.83%	19.02%	11.39%	9.50%	1.27%	1.08%
Class A Shares w/load*	18.90%	16.80%	10.13%	8.89%	1.27%	1.08%
Class B Shares	25.07%	18.31%	10.69%	8.75%	1.77%	1.68%
Class B Shares w/load**	20.07%	17.59%	10.42%	8.75%	1.77%	1.68%
Class C Shares	25.06%	18.31%	10.70%	8.75%	1.77%	1.68%
Class C Shares w/load***	24.06%	18.31%	10.70%	8.75%	1.77%	1.68%
NYSE Arca Tech 100 Index	27.50%	20.56%	12.74%	10.74%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-582-4734 or visit our website at www.highmarkcapital.com.

The Fund’s investment in technology-related companies exposes the Fund to risks associated with economic conditions in the technology market to a greater extent than funds not concentrated in the technology sector. Due to intense global competition, a less diversified product line and other factors, companies that develop and/or rely on technology could become increasingly sensitive to downswings in the economy. In the past, such companies have also experienced volatile swings in demand for their products and services due to changing economic conditions, rapid technological advances and shorter product life spans.

†
The performance presented links the performance of Class A Shares from ten years ago with the performance of Fiduciary Shares on July 23, 2009. Class A Share performance has not been adjusted to reflect expenses applicable to Fiduciary Shares; with those adjustments, performance would be higher than that shown.

‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund’s future total return.

*	Reflects 5.50% front-end sales charge.
**	Reflects maximum CDSC of 5.00%.
***	Reflects maximum CDSC of 1.00%.

HighMark® Funds 21

small cap
core fund (unaudited)

performance

For the fiscal year ended July 31, 2013, HighMark Small Cap Core Fund (the “Fund”) produced a total return of 31.69% (Class A Shares without load). In comparison, the Fund’s benchmark, the unmanaged Russell 2000 Index, returned 34.76% for the same period.

factors affecting performance

A muted economic recovery continued during the Fund’s reporting period. Positive indicators such as record highs on the Dow Jones Industrial Average and S&P 500, recovering housing and manufacturing sectors and strong domestic energy production were tempered by correspondingly high unemployment that continued to weigh on GDP growth. Aggressive monetary actions by the U.S. Federal Reserve initially appeared to stabilize the U.S. economy and capital markets. Low interest rates and expanding central bank balance sheets around the world supported a move toward lower quality, higher risk stocks within the equity indices.

The U.S. Federal Reserve left the federal funds rate, the rate banks charge to lend to each other, unchanged from its beginning level in the 0%-0.25% range. It said that it would remain at this level for as long as unemployment remains above 6.5% and inflation remains below 2.5%.

The Fund’s overweight to the technology and materials sectors helped performance, offset by the Fund’s underweight to the consumer staples sector. The Fund was also hurt by its exposure to the financials sector, as the rise in interest rates pressured yield sensitive securities like REITs.

Sunpower was a top performer for the Fund, due to its merger with MidAmerican Energy, which is a firm held by Berkshire Hathaway. Manhattan Associates, a long time position in the Fund, also performed well.

However, Auxilium Pharmaceuticals lagged for the reporting period, as did Power One, a supplier of power supplies for a variety of industries.

As a result, the Fund underperformed its benchmark for the reporting period.

top ten holdings

% of
Company*	Portfolio

Sanderson Farms	2.0%
Mueller Industries	1.9
Graphic Packaging Holding	1.9
Korn/Ferry International	1.8
Extra Space Storage REIT	1.8
PNM Resources	1.7
West Pharmaceutical Services	1.6
Aspen Technology	1.5
Helix Energy Solutions Group	1.5
RF Micro Devices	1.4

fund sectors

% of
Sector	Portfolio

Financials	20.8%
Information Technology	17.6
Industrial	17.2
Consumer Discretionary	13.7
Health Care	9.2
Materials	7.6
Consumer Staples	5.2
Energy	4.2
Utilities	2.6
Repurchase Agreement	1.9

* Excludes short-term securities.
Current and future portfolio holdings are subject to change and risk.

22 HighMark® Funds

highmark small cap core fund investment objective
	lead portfolio	portfolio
HighMark Small Cap Core Fund seeks long-term capital appreciation.	manager	manager
	Derek Izuel	Edward Herbert
	HighMark Capital Management, Inc.	HighMark Capital Management, Inc.

Comparison of Change in the Value of a $10,000 Investment in HighMark Small Cap Core Fund versus the Russell 2000 Index and the Morningstar Small Blend Category.

		Annualized	Annualized	Annualized	Gross	Net
	One Year	3 Year	5 Year	Since	Expense	Expense
	Return	Return	Return	Inception	Ratio‡	Ratio‡
Fiduciary Shares	32.07%	20.37%	9.17%	4.08%	1.71%	1.37%
Class A Shares	31.69%	20.03%	8.85%	3.78%	1.96%	1.62%
Class A Shares w/load*	24.42%	17.79%	7.62%	2.87%	1.96%	1.62%
Class C Shares	30.84%	19.29%	8.09%	3.09%	2.46%	2.22%
Class C Shares w/load**	29.84%	19.29%	8.09%	3.09%	2.46%	2.22%
Russell 2000 Index	34.76%	18.72%	9.45%	5.90%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-582-4734 or visit our website at www.highmarkcapital.com.

In addition to the normal risks associated with equity investing, investing in small cap companies may involve additional risk because, as small cap companies are frequently in the early stages of growth, their stocks tend to fluctuate in value.

‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund’s future total return.

*	Reflects 5.50% front-end sales charge.
**	Reflects maximum CDSC of 1.00%.

HighMark® Funds 23

value fund (unaudited)

performance

For the fiscal year ended July 31, 2013, HighMark Value Fund (the “Fund”) produced a total return of 27.18% (Class A Shares without load). In comparison, the Fund’s benchmark, the Russell 1000 Value Index, returned 30.73% for the same period. The Fund’s previous benchmark (effective before June 18, 2013), the unmanaged S&P 500 Index, returned 25.00% for the same period.

factors affecting performance

A muted economic recovery continued during the Fund’s reporting period. Positive indicators such as record highs on the Dow Jones Industrial Average and S&P 500, recovering housing and manufacturing sectors and strong domestic energy production were tempered by correspondingly high unemployment that continued to weigh on GDP growth. Aggressive monetary actions by the U.S. Federal Reserve initially appeared to stabilize the U.S. economy and capital markets. Low interest rates and expanding central bank balance sheets around the world supported a move toward lower quality, higher risk stocks within the equity indices.

The U.S. Federal Reserve left the federal funds rate, the rate banks charge to lend to each other, unchanged from its beginning level in the 0%-0.25% range. It said that it would remain at this level for as long as unemployment remains above 6.5% and inflation remains below 2.5%.

Sector weighting added slightly over half of the return during the Fund’s reporting period, with the balance attributed to stock selection.

An overweight to the financials sector and an underweight to the utilities sector positively contributed to Fund performance.

Strong stock picking in the materials, financials and information technology sectors also contributed to the Fund’s performance; specifically with holdings Sealed Air, Citigroup and Hewlett Packard, as well as not holding a position in Apple.

Weak stock picking in the energy sector detracted from the Fund’s performance, specifically with coal-related stocks such as Peabody Energy and Joy Global.

Weak stock picking in the health care sector also detracted from performance, specifically Teva Pharmaceuticals and Baxter Healthcare Corp.

Due to these drags on performance, the Fund underperformed its benchmark for the reporting period.

top ten holdings

% of
Company*	Portfolio

JPMorgan Chase	3.9%
Berkshire Hathaway, Cl B	3.7
Procter & Gamble	3.4
Citigroup	2.8
Microsoft	2.6
Chevron	2.3
BB&T	2.2
Baxter International	2.2
Suncor Energy (Canada)	2.0
Target	2.0

fund sectors

% of
Sector	Portfolio

Financials	24.0%
Information Technology	14.7
Industrial	13.7
Energy	11.6
Consumer Staples	10.4
Health Care	10.0
Consumer Discretionary	9.8
Materials	3.8
Utilities	1.0
Registered Investment Company	1.0

* Excludes short-term securities.
Current and future portfolio holdings are subject to change and risk.

24 HighMark® Funds

highmark value fund investment objective
	co-portfolio	co-portfolio	co-portfolio
HighMark Value Fund seeks long-term capital growth; current income is a secondary objective.	manager	manager	manager
	Keith Stribling	Todd Lowenstein	Derek Izuel
	HighMark Capital	HighMark Capital	HighMark Capital
	Management, Inc.	Management, Inc.	Management, Inc.

Comparison of Change in the Value of a $10,000 Investment in HighMark Value Fund versus the S&P 500 Index, the Russell 1000 Value Index and the Morningstar Large Value Category.

		Annualized	Annualized	Annualized	Gross	Net
	One Year	3 Year	5 Year	10 Year	Expense	Expense
	Return	Return	Return	Return	Ratio‡	Ratio‡
Fiduciary Shares	27.54%	16.73%	6.77%	7.59%	1.14%	1.00%
Class A Shares	27.18%	16.42%	6.50%	7.31%	1.39%	1.25%
Class A Shares w/load*	20.20%	14.25%	5.30%	6.70%	1.39%	1.25%
Class B Shares	26.43%	15.73%	5.87%	6.66%	1.89%	1.85%
Class B Shares w/load**	21.43%	14.97%	5.55%	6.66%	1.89%	1.85%
Class C Shares	26.37%	15.75%	5.87%	6.66%	1.89%	1.85%
Class C Shares w/load***	25.37%	15.75%	5.87%	6.66%	1.89%	1.85%
Class U Shares	27.69%	16.84%†	6.82%†	7.62%†	0.89%	0.87%
Russell 1000 Value Index	30.73%	18.00%	7.88%	8.20%	—	—
S&P 500 Index	25.00%	17.74%	8.26%	7.64%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-582-4734 or visit our website at www.highmarkcapital.com.

†
The performance presented links the performance of Fiduciary Shares from ten years ago with the performance of Class U Shares, which commenced investment operations on January 4, 2012. Fiduciary Share performance has not been adjusted to reflect expenses applicable to Class U Shares. With those adjustments, performance would be higher than that shown.

‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund’s future total return.

*	Reflects 5.50% front-end sales charge.
**	Reflects maximum CDSC of 5.00%.
***	Reflects maximum CDSC of 1.00%.

HighMark® Funds 25

bond fund (unaudited)

performance

For the fiscal year ended July 31, 2013, HighMark Bond Fund (the “Fund”) produced a total return of -0.41% (Class A Shares without load). In comparison, the Fund’s benchmark, the unmanaged Barclays Capital U.S. Aggregate Bond Index, returned –1.90% for the same period.

factors affecting performance

A muted economic recovery continued during the Fund’s reporting period. Positive indicators such as record highs on the Dow Jones Industrial Average and S&P 500, recovering housing and manufacturing sectors and strong domestic energy production were tempered by correspondingly high unemployment that continued to weigh on GDP growth. Aggressive monetary actions by the U.S. Federal Reserve initially appeared to stabilize the U.S. economy and capital markets. Low interest rates and expanding central bank balance sheets around the world supported a move toward lower quality, higher risk stocks within the equity indices.

The U.S. Federal Reserve left the federal funds rate, the rate banks charge to lend to each other, unchanged from its beginning level in the 0%-0.25% range. It said that it would remain at this level for as long as unemployment remains above 6.5% and inflation remains below 2.5%. However, confusion over when and how the Federal Reserve would end its policy of quantitative easing occurred toward the end of the Fund’s reporting period, leading to higher market volatility and record bond outflows.

With this backdrop, the Fund’s performance benefited from a higher yield than its benchmark. As rates increased, it also benefited from a moderately defensive duration position relative to its benchmark.

Additionally, the Fund’s underweight in mortgage-backed securities relative to its benchmark benefited the portfolio as spreads widened and the duration of the benchmark increased. A significant overweight to corporate bonds, about twice the benchmark’s weight at the beginning of the period, proved beneficial as spreads tightened.

Lastly, an overweight to the financial services sector benefited the Fund as spreads in this sector tightened the most.

As a result, the Fund outperformed its benchmark for the reporting period.

top ten holdings

% of
Holding*	Portfolio

U.S. Treasury Note	3.4%
2.000%, 02/15/23
U.S. Treasury Note	2.8
1.000%, 05/31/18
Verizon New England	1.7
7.875%, 11/15/29
Time Warner Entertainment	1.7
8.375%, 03/15/23
Georgia-Pacific	1.7
8.000%, 01/15/24
Metropolitan Water District of
Southern California, Build
America Bonds, Taxable, RB	1.7
6.947%, 07/01/40
JPMorgan Chase Commercial
Mortgage Securities, Series
2004-PNC1, Cl A4	1.5
5.365%, 06/12/41
CS First Boston Mortgage
Securities,
Series 2005-C1, Cl A4	1.4
5.014%, 02/15/38
Petrohawk Energy	1.4
7.250%, 08/15/18
U.S. Treasury Note	1.4
1.375%, 05/31/20

fund sectors

% of
Sector	Portfolio

Financials	21.9%
Asset-Backed Securities	10.5
U.S. Government Agency
Mortgage-Backed Obligations	10.4
U.S. Treasury Obligations	9.2
Energy	6.9
Mortgage-Backed Securities	6.7
Consumer Staples	4.5
Industrial	4.1
Municipal Bonds	4.0
Materials	3.8
Telecommunication Services	3.5
Consumer Discretionary	3.2
Health Care	3.2
Information Technology	2.3
U.S. Government Agency
Obligations	2.0
Registered Investment Company	1.7
Utilities	1.0
Foreign Governments	0.8
Senior Loan Note	0.3

* Excludes short-term securities.
Current and future portfolio holdings are subject to change and risk.

26 HighMark® Funds

highmark bond fund investment objective
	lead portfolio	portfolio	portfolio	portfolio
HighMark Bond Fund seeks total return through investments in fixed-income securities.	manager	manager	manager	manager
	Jack Montgomery	Gregory Lugosi	Jeffrey Klein	David Wines
	HighMark Capital	HighMark Capital	HighMark Capital	HighMark Capital
	Management, Inc.	Management, Inc.	Management, Inc.	Management, Inc.

Comparison of Change in the Value of a $10,000 Investment in HighMark Bond Fund versus the Barclays Capital U.S. Aggregate Bond Index and the Morningstar Intermediate-Term Bond Category.

		Annualized	Annualized	Annualized	Gross	Net
	One Year	3 Year	5 Year	10 Year	Expense	Expense
	Return	Return	Return	Return	Ratio‡	Ratio‡
Fiduciary Shares	-0.15%	4.09%	6.07%	5.12%	1.00%	0.72%
Class A Shares	-0.41%	3.80%	5.78%	4.85%	1.25%	0.97%
Class A Shares w/load*	-2.63%	3.01%	5.30%	4.61%	1.25%	0.97%
Class B Shares	-1.11%	3.11%	5.08%	4.13%	1.75%	1.65%
Class B Shares w/load**	-5.90%	2.18%	4.75%	4.13%	1.75%	1.65%
Class C Shares	-0.84%	3.39%	5.37%	4.44%†	1.50%	1.40%
Class C Shares w/load***	-1.79%	3.39%	5.37%	4.44%†	1.50%	1.40%
Barclays Capital U.S. Aggregate Bond Index	-1.90%	3.19%	5.23%	4.89%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-582-4734 or visit our website at www.highmarkcapital.com.

Bonds and bond funds will typically decrease in value as interest rates rise.

†
The performance presented links the performance of Fiduciary Shares from ten years ago with the performance of Class C Shares on November 28, 2003. Fiduciary Share performance does not reflect higher expenses applicable to this Class. With those adjustments, performance would be lower than that shown.

‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

*	Reflects 2.25% front-end sales charge. Prior to December 1, 2005, the front-end sales charge was 3.25%.
**	Reflects maximum CDSC of 5.00%.
***	Reflects maximum CDSC of 1.00%.

HighMark® Funds 27

california intermediate
tax-free bond fund (unaudited)

performance

For the fiscal year ended July 31, 2013, HighMark California Intermediate Tax-Free Bond Fund (the “Fund”) produced a total return of -1.38% (Class A Shares without load). In comparison, the Fund’s benchmark, the unmanaged Barclays Capital 7-Year Municipal Bond Index, returned -0.69% for the same period.

factors affecting performance

A muted economic recovery continued during the Fund’s reporting period. Positive indicators such as record highs on the Dow Jones Industrial Average and S&P 500, recovering housing and manufacturing sectors and strong domestic energy production were tempered by correspondingly high unemployment that continued to weigh on GDP growth. Aggressive monetary actions by the U.S. Federal Reserve initially appeared to stabilize the U.S. economy and capital markets. Low interest rates and expanding central bank balance sheets around the world supported a move toward lower quality, higher risk stocks within the equity indices.

The U.S. Federal Reserve left the federal funds rate, the rate banks charge to lend to each other, unchanged from its beginning level in the 0%-0.25% range. It said that it would remain at this level for as long as unemployment remains above 6.5% and inflation remains below 2.5%. However, confusion over when and how the Federal Reserve would end its policy of quantitative easing occurred toward the end of the Fund’s reporting period, leading to higher market volatility and record bond outflows.

Mixed returns by maturity across the curve occurred during the Fund’s reporting period, with the longest maturities and lower credit quality providing the strongest performance for the reporting period. The short and intermediate areas lagged due to the ongoing low interest rate environment.

Largely as a result of the macroeconomic factors described above, the Fund underperformed its benchmark for the reporting period.

top ten holdings

% of
Holding*	Portfolio

California State, Economic
Recovery, Ser A, GO, State
Guaranteed
5.250%, 07/01/21	2.1%
San Diego, Public Facilities
Financing Authority, Sewer
Authority, Ser B, RB
5.500%, 5/15/23	1.9
California State, Department of
Water Resources, Central Valley
Project, Ser AE, RB
5.000%, 12/01/22	1.6
San Francisco City & County,
Public Utilities Commission,
Water Revenue, Ser D, RB
5.000%, 11/01/26	1.5
Southern California, Public Power
Authority, Power Project
Revenue, Canyon Power,
Ser A, RB,
5.000%, 7/01/25	1.5
North Orange County, Community
College District, GO,
National-RE Insured
5.000%, 8/01/23	1.4
San Francisco City & County,
Earthquake Safety, Ser E, GO
5.000%, 6/15/26	1.4
Orange County, Sanitation
District, Ser B, COP, AGM
Insured
5.000%, 2/01/23	1.3
Los Angeles, Ser A, GO
5.000%, 9/01/23	1.3
Los Angeles, Department of
Water & Power, Ser A, RB,
5.000%, 7/01/22	1.2

fund sectors

% of
Sector	Portfolio

General Obligations	52.7%
Revenue Bonds	39.1
Certificate of Participation	7.3
Registered Investment Company	0.5
Special Assessment	0.4

* Excludes short-term securities.
Current and future portfolio holdings are subject to change and risk.

28 HighMark® Funds

highmark california intermediate tax-free bond fund investment objective
	lead portfolio	portfolio	portfolio
HighMark California Intermediate Tax-Free Bond Fund seeks high current income	manager	manager	manager
that is exempt from federal income tax and California personal income tax.	Robert Bigelow	Raymond Mow	David Wines
	HighMark Capital	HighMark Capital	HighMark Capital
	Management, Inc.	Management, Inc.	Management, Inc.

Comparison of Change in the Value of a $10,000 Investment in HighMark California Intermediate Tax-Free Bond Fund versus the Barclays Capital 7-Year Municipal Bond Index and the Morningstar Municipal California Intermediate/Short Category.

		Annualized	Annualized	Annualized	Gross	Net
	One Year	3 Year	5 Year	10 Year	Expense	Expense
	Return	Return	Return	Return	Ratio‡	Ratio‡
Fiduciary Shares	-1.12%	2.62%	3.82%	3.53%	1.02%	0.54%
Class A Shares	-1.38%	2.34%	3.56%	3.27%	1.27%	0.79%
Class A Shares w/load*	-3.57%	1.58%	3.08%	3.03%	1.27%	0.79%
Class C Shares	-1.72%	1.89%	3.09%	2.82%†	1.52%	1.24%
Class C Shares w/load**	-2.69%	1.89%	3.09%	2.82%†	1.52%	1.24%
Barclays Capital 7-Year Municipal Bond Index	-0.69%	3.85%	5.41%	4.80%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-582-4734 or visit our website at www.highmarkcapital.com.

Bonds and bond funds will typically decrease in value as interest rates rise.

Under certain conditions income may be subject to Alternative Minimum Tax, Federal and California personal income taxes.

†
The performance presented links the performance of Fiduciary Shares from ten years ago with the performance of Class C Shares on November 28, 2003. Fiduciary Share performance does not reflect higher expenses applicable to this Class. With those adjustments, performance would be lower than that shown.

‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

*	Reflects 2.25% front-end sales charge.
**	Reflects maximum CDSC of 1.00%.

HighMark® Funds 29

national intermediate tax-
free bond fund (unaudited)

performance

For the fiscal year ended July 31, 2013, HighMark National Intermediate Tax-Free Bond Fund (the “Fund”) produced a total return of -1.23% (Class A Shares without load). In comparison, the Fund’s benchmark, the unmanaged Barclays Capital 7-Year Municipal Bond Index, returned -0.69% for the same period.

factors affecting performance

A muted economic recovery continued during the Fund’s reporting period. Positive indicators such as record highs on the Dow Jones Industrial Average and S&P 500, recovering housing and manufacturing sectors and strong domestic energy production were tempered by correspondingly high unemployment that continued to weigh on GDP growth. Aggressive monetary actions by the U.S. Federal Reserve initially appeared to stabilize the U.S. economy and capital markets. Low interest rates and expanding central bank balance sheets around the world supported a move toward lower quality, higher risk stocks within the equity indices.

The U.S. Federal Reserve left the federal funds rate, the rate banks charge to lend to each other, unchanged from its beginning level in the 0%-0.25% range. It said that it would remain at this level for as long as unemployment remains above 6.5% and inflation remains below 2.5%. However, confusion over when and how the Federal Reserve would end its policy of quantitative easing occurred toward the end of the Fund’s reporting period, leading to higher market volatility and record bond outflows.

New York was the nation’s largest state of issuance of municipal debt during the first half of the Fund’s reporting period. California came in as the second largest issuer, and Texas was the third largest issuer. However, California and Texas surpassed New York in the second half of the Fund’s reporting period.

Mixed returns by maturity across the curve occurred during the Fund’s reporting period, with the longest maturities and lower credit quality providing the strongest performance for the reporting period. The short and intermediate areas lagged due to the ongoing low interest rate environment.

Largely as a result of the macroeconomic factors described above, the Fund underperformed its benchmark for the reporting period.

top ten holdings

% of
Holdings*	Portfolio

Clark County, Limited Tax-Bond
Bank, GO
5.000%, 06/01/25	3.3%
Connecticut State, Ser D, GO
5.000%, 11/01/19	3.0
Florida State, Board of Education,
Public Education, GO, Ser D
5.000%, 06/01/22	2.7
Los Angeles, Ser A, GO
5.000%, 09/01/23	2.6
Alaska State, International
Airports System, Ser D, RB,
National-RE Insured
5.000%, 10/01/22	2.6
Houston, Texas Utility System
Revenue, RB Combined First
Lien, Ser D
5.000%, 11/15/19	2.4
Chicago, O’Hare International
Airport Revenue, Ser B, RB,
AGM Insured
5.000%, 01/01/19	2.4
Idaho State, Housing & Finance
Association, Grant & Revenue
Anticipation, Federal Highway
Trust, Ser A, RB
5.250%, 07/15/24	2.2
Chico, Unified School District,
Ser B, GO, AGM Insured
5.000%, 08/01/25	2.0
Utah State, Board of Regents
Auxiliary & Campus Facilities
Revenue, Ser A, RB,
National-RE Insured
5.000%, 04/01/17	1.9

fund sectors

% of
Sector	Portfolio

General Obligations	57.6%
Revenue Bonds	36.2
Tax Allocation	1.0
Certificate of Participation	2.4
Registered Investment Company	2.8

* Excludes short-term securities.
Current and future portfolio holdings are subject to change and risk.

30 HighMark® Funds

highmark national intermediate tax-free bond fund investment objective
	lead portfolio	portfolio	portfolio
HighMark National Intermediate Tax-Free Bond Fund seeks to provide	manager	manager	manager
high current income that is exempt from federal income tax.	Robert Bigelow	Raymond Mow	David Wines
	HighMark Capital	HighMark Capital	HighMark Capital
	Management, Inc.	Management, Inc.	Management, Inc.

Comparison of Change in the Value of a $10,000 Investment in HighMark National Intermediate Tax-Free Bond Fund versus the Barclays Capital 7-Year Municipal Bond Index and the Morningstar Municipal National Intermediate Category.

		Annualized	Annualized	Annualized	Gross	Net
	One Year	3 Year	5 Year	10 Year	Expense	Expense
	Return	Return	Return	Return	Ratio‡	Ratio‡
Fiduciary Shares	-0.89%	2.43%	3.74%	3.50%	1.08%	0.52%
Class A Shares	-1.23%	2.14%	3.46%	3.23%	1.33%	0.77%
Class A Shares w/load*	-3.44%	1.39%	2.99%	3.00%	1.33%	0.77%
Class C Shares	-1.68%	1.71%	3.06%	2.72%†^	1.58%	1.22%
Class C Shares w/load**	-2.64%	1.71%	3.06%	2.72%†^	1.58%	1.22%
Barclays Capital 7-Year Municipal Bond Index	-0.69%	3.85%	5.41%	4.80%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Performance presented starting ten years ago to October 18, 2002 (commencement of investment operations of Fiduciary and Class A Shares) reflects the performance of UBOC Intermediate Municipal Bond Fund, a common trust fund. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-582-4734 or visit our website at www.highmarkcapital.com.

Bonds and bond funds will typically decrease in value as interest rates rise.

Under certain conditions income may be subject to Alternative Minimum Tax and Federal taxes.

†
The performance presented links the performance of UBOC Intermediate Municipal Bond Fund, a common trust fund (the “Common Trust Fund”), for the period prior to its consolidation with HighMark National Intermediate Tax-Free Bond Fund on October 18, 2002, as adjusted to reflect the fees and expenses associated with HighMark National Intermediate Tax-Free Bond Fund. The Common Trust Fund was not registered under the Investment Company Act of 1940, as amended, and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by such Act and the Internal Revenue Code of 1986, as amended. If the Common Trust Fund had been registered, its performance may have been lower.

^
For the period starting ten years ago through November 27, 2003 for Class C Shares, performance data is based on Fiduciary Share performance. The performance of the Fiduciary Shares during this period does not reflect Class C Shares’ expenses. With those adjustments, performance would be lower than that shown. From November 28, 2003 through September 26, 2007 for Class C Shares, performance data reflects the performance of Class C Shares during that period. From September 27, 2007 through December 3, 2009, no Class C Shares were outstanding, and performance data for Class C Shares during such period is based on Fiduciary Share performance and does reflect Class C Shares’ expenses. With those adjustments, performance would be lower than that shown. Class C Shares reopened on December 1, 2009.

‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

*	Reflects 2.25% front-end sales charge.
**	Reflects maximum CDSC of 1.00%.

HighMark® Funds 31

short term
bond fund (unaudited)

performance

For the fiscal year ended July 31, 2013, HighMark Short Term Bond Fund (the “Fund”) produced a total return of 0.22% (Class A Shares without load). In comparison, the Fund’s benchmark, the unmanaged Barclays Capital 1-3 Year U.S. Government/Credit Index, returned 0.62% for the same period.

factors affecting performance

A muted economic recovery continued during the Fund’s reporting period. Positive indicators such as record highs on the Dow Jones Industrial Average and S&P 500, recovering housing and manufacturing sectors and strong domestic energy production were tempered by correspondingly high unemployment that continued to weigh on GDP growth. Aggressive monetary actions by the U.S. Federal Reserve initially appeared to stabilize the U.S. economy and capital markets. Low interest rates and expanding central bank balance sheets around the world supported a move toward lower quality, higher risk stocks within the equity indices.

The U.S. Federal Reserve left the federal funds rate, the rate banks charge to lend to each other, unchanged from its beginning level in the 0%-0.25% range. It said that it would remain at this level for as long as unemployment remains above 6.5% and inflation remains below 2.5%. However, confusion over when and how the Federal Reserve would end its policy of quantitative easing occurred toward the end of the Fund’s reporting period, leading to higher market volatility and record bond outflows.

With this backdrop, the Fund’s performance benefited from a higher yield than its benchmark. As rates increased, it also benefited from a moderately defensive duration position relative to its benchmark.

Additionally, a significant overweight to corporate bonds, about twice the benchmark’s weight at the beginning of the period, proved beneficial as spreads tightened.

Lastly, an overweight to the financial services sector benefited the Fund as spreads in this sector tightened the most.

Unfortunately, the Fund was unable to overcome many of the macroeconomic issues mentioned above, and longer duration positions outperformed shorter duration positions. As a result, the Fund underperformed its benchmark for the reporting period.

top ten holdings

% of
Holding*	Portfolio

U.S. Treasury Note
0.750, 06/15/14	3.0%
Cards II Trust, Ser 2012-4A, Cl A
0.641%, 09/15/17	2.1
Ally Auto Receivables Trust
Ser 2013-1, Cl A3
0.630%, 05/15/17	1.6
Credit Suisse First Boston
Mortgage Securities,
Ser 2004-C2, Cl A2
5.416%, 05/15/36	1.6
AbbVie
1.200%, 11/06/15	1.6
American Express Credit Account
Secured Note Trust
Ser 2012-4, Cl A
0.431%, 05/15/20	1.5
Bank of New York Mellon, MTN
1.350%, 03/06/18	1.5
General Electric Capital, MTN
2.300%, 04/27/17	1.4
Walgreen
1.800%, 09/15/17	1.3
U.S. Treasury Note
1.000%, 05/31/18	1.3

fund sectors

% of
Sector	Portfolio

Financials	20.1%
Asset-Backed Securities	18.8
U.S. Government Agency
Mortgage-Backed Obligations	17.3
Health Care	7.7
Energy	5.2
Mortgage-Backed Securities	4.4
U.S. Treasury Obligations	4.3
Consumer Staples	3.8
Information Technology	3.5
Materials	3.3
Telecommunication Services	2.3
Utilities	2.3
U.S. Government Agency
Obligations	1.8
Industrial	1.7
Consumer Discretionary	1.6
Registered Investment Company	1.1
Foreign Government	0.5
Senior Loan Note	0.3

* Excludes short-term securities.
Current and future portfolio holdings are subject to change and risk.

32 HighMark® Funds

highmark short term bond fund investment objective
	lead portfolio	portfolio	portfolio	portfolio
HighMark Short Term Bond Fund seeks total return	manager	manager	manager	manager
through investments in fixed-income securities.	Jack Montgomery	Gregory Lugosi	Jeffrey Klein	David Wines
	HighMark Capital	HighMark Capital	HighMark Capital	HighMark Capital
	Management, Inc.	Management, Inc.	Management, Inc.	Management, Inc.

Comparison of Change in the Value of a $10,000 Investment in HighMark Short Term Bond Fund versus the Barclays Capital 1-3 Year U.S. Government/Credit Bond Index and the Morningstar Short Bond Category.

		Annualized	Annualized	Annualized	Gross	Net
	One Year	3 Year	5 Year	Since	Expense	Expense
	Return	Return	Return	Inception	Ratio‡	Ratio‡
Fiduciary Shares	0.48%	1.79%	2.92%	3.16%	0.97%	0.60%
Class A Shares	0.22%	1.48%	2.63%	2.87%	1.22%	0.85%
Class A Shares w/load*	-2.01%	0.73%	2.16%	2.60%	1.22%	0.85%
Class C Shares	-0.24%	1.04%	2.18%	2.48%†	1.47%	1.30%
Class C Shares w/load**	-1.23%	1.04%	2.18%	2.48%†	1.47%	1.30%
Barclays Capital 1-3 Year
U.S. Government/Credit Index	0.62%	1.19%	2.46%	3.11%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-582-4734 or visit our website at www.highmarkcapital.com.

Bonds and bond funds will typically decrease in value as interest rates rise.

†
The performance presented links the performance of Fiduciary Shares from November 2, 2004 with the performance of Class C Shares on November 29, 2004. Fiduciary Share performance does not reflect the higher expenses applicable to this Class. With these adjustments, performance would be lower than that shown.

‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

*	Reflects 2.25% front-end sales charge. Prior to December 1, 2005, the front-end sales charge was 3.25%.
**	Reflects maximum CDSC of 1.00%.

HighMark® Funds 33

wisconsin
tax-exempt fund (unaudited)

performance

For the fiscal year ended July 31, 2013, HighMark Wisconsin Tax-Exempt Fund (the “Fund”) produced a total return of -2.65% (Class A Shares without load). In comparison, the Fund’s benchmark, the unmanaged Barclays Capital Municipal Bond Index, returned -2.19%.

factors affecting performance

A muted economic recovery continued during the Fund’s reporting period. Positive indicators such as record highs on the Dow Jones Industrial Average and S&P 500, recovering housing and manufacturing sectors and strong domestic energy production were tempered by correspondingly high unemployment that continued to weigh on GDP growth. Aggressive monetary actions by the U.S. Federal Reserve initially appeared to stabilize the U.S. economy and capital markets. Low interest rates and expanding central bank balance sheets around the world supported a move toward lower quality, higher risk stocks within the equity indices.

The U.S. Federal Reserve left the federal funds rate, the rate banks charge to lend to each other, unchanged from its beginning level in the 0%-0.25% range. It said that it would remain at this level for as long as unemployment remains above 6.5% and inflation remains below 2.5%. However, confusion over when and how the Federal Reserve would end its policy of quantitative easing occurred toward the end of the Fund’s reporting period, leading to higher market volatility and record bond outflows.

The municipal bond space, in particular, was affected by three major issues. The first was Moody’s downgrade of Puerto Rico’s debt and the fear that investment grade debt in other territories of the United States would follow. The second was substantial outflows from bonds in reaction to comments made by the Federal Reserve about possible future monetary policy changes. The third was the controversy surrounding the city of Detroit’s bankruptcy filing, the largest filing by a municipality in the history of the United States, and the treatment of its general obligation bondholders.

Therefore, shorter duration, higher quality issues performed well, including double-exempt Milwaukee Redevelopment Bonds as well as the University of Wisconsin-Madison Alumni Research Bonds.

However, the Fund’s exposure to Puerto Rico Electric and Power and Puerto Rico Sales Tax bonds detracted from the Fund’s performance, as did longer duration zero coupon 2026 bonds.

As a result, the Fund was unable to overcome these drags on performance, and it underperformed its benchmark for the reporting period.

top ten holdings

% of
Company *	Portfolio

Southeast Wisconsin Professional
Baseball Park District, Sales Tax
Revenue, Refunding, Ser A, RB,
National-RE Insured
5.500%, 12/15/26	3.5%
Madison, Community
Development Authority
Revenue, Wisconsin Alumni
Research Fund Project, RB
5.000%, 10/01/34	3.2
Southeast Wisconsin Professional
Baseball Park District, Sales Tax
Revenue, Refunding, Ser A, RB,
National-RE Insured
5.500%, 12/15/14	2.6
Glendale, Community
Development Authority, Lease
Revenue, RB,
2.600%, 09/01/21	2.1
Monroe, Redevelopment
Authority, Development
Revenue, Monroe Clinic Inc., RB
5.875%, 02/15/39	2.0
Puerto Rico Sales Tax Financing,
Corporate Sales Tax Revenue,
First Sub-Ser A, RB
6.375%, 08/01/39	2.0
Wisconsin Center District,
Ser 1998A, Junior Dedicated
Tax Revenue, RB, AGM Insured
5.250%, 12/15/23	1.9
Southeast Wisconsin Professional
Baseball Park District, Sales Tax
Revenue, Refunding, Ser A, RB,
EDTM, National-RE Insured
5.500%, 12/15/19	1.8
Glendale, Community
Development Authority, Lease
Revenue, RB
2.750%, 09/01/22	1.7
Virgin Islands Public Finance
Authority, National-RE FGIC
Insured
5.000%, 10/01/24	1.7

fund sectors

% of
Sector	Portfolio

Revenue Bonds	93.8%
General Obligations	1.9
Certificate of Participation	1.3
Tax Allocation	0.3
Registered Investment Company	2.7

* Excludes short-term securities.
Current and future portfolio holdings are subject to change and risk.

34 HighMark® Funds

highmark wisconsin tax-exempt fund investment objective
	co-portfolio	co-portfolio	co-portfolio	co-portfolio
HighMark Wisconsin Tax-Exempt Fund seeks to	manager	manager	manager	manager
provide investors with a high level of current	Eric Zenner	Richard Scargill	Paula Horn	Michael Sanders
income that is exempt from federal income tax	Ziegler Lotsoff Capital	Ziegler Lotsoff Capital	Ziegler Lotsoff Capital	Ziegler Lotsoff Capital
and Wisconsin personal income tax.	Management, LLC	Management, LLC	Management, LLC	Management, LLC

Comparison of Change in the Value of a $10,000 Investment in HighMark Wisconsin Tax-Exempt Fund versus the Barclays Capital Municipal Bond Index and the Morningstar Municipal Single State Intermediate Category.

		Annualized	Annualized	Annualized	Gross	Net
	One Year	3 Year	5 Year	10 Year	Expense	Expense
	Return	Return	Return	Return	Ratio‡	Ratio‡
Fiduciary Shares	-2.40%	2.81%†	3.83%†	3.58%†	1.07%	0.66%
Class A Shares	-2.65%	2.55%	3.68%	3.50%	1.32%	0.91%
Class A Shares w/load*	-4.83%	1.78%	3.21%	3.26%	1.32%	0.91%
Class B Shares	-3.42%	1.85%	2.94%	2.76%	1.82%	1.61%
Class B Shares w/load**	-8.15%	0.90%	2.59%	2.76%	1.82%	1.61%
Class C Shares	-3.18%	2.09%	3.15%	2.86%	1.57%	1.36%
Class C Shares w/load***	-4.12%	2.09%	3.15%	2.86%	1.57%	1.36%
Barclays Capital Municipal Bond Index	-2.19%	3.73%	5.07%	4.71%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-582-4734 or visit our website at www.highmarkcapital.com.

Bonds and bond funds will typically decrease in value as interest rates rise.

Under certain conditions income may be subject to Alternative Minimum Tax, Federal and Wisconsin personal income taxes.

†
The performance presented links the performance of Class A Shares from ten years ago with the performance of Fiduciary Shares on August 3, 2010. Class B and Class C Share performance does not reflect the higher expenses applicable to these Classes. With these adjustments, performance would be lower than that shown. Class A Share performance has not been adjusted to reflect expenses applicable to Fiduciary Shares. With these adjustments, performance would be higher than that shown.

‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

*	Reflects 2.25% front-end sales charge.
**	Reflects maximum CDSC of 5.00%.
***	Reflects maximum CDSC of 1.00%.

HighMark® Funds 35

disclosure of fund expenses (unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which include, as applicable, redemption fees; and (2) ongoing costs, which include costs for portfolio management, administrative services, distribution fees and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund’s gross income, directly reduce the investment return of the mutual fund. A mutual fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in each Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates each Fund's costs in two ways.

●
Actual Fund return. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multi-ply the result by the number given for your Fund under the heading “Expenses Paid During Period.”

●
Hypothetical 5% return. This section is intended to help you compare each Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in each Fund’s prospectus. If these fees were applied to your account, your costs would be higher.

	Beginning	Ending	Net	Expenses		Beginning	Ending	Net	Expenses
	Account	Account	Annualized	Paid		Account	Account	Annualized	Paid
	Value at	Value at	Expense	During		Value at	Value at	Expense	During
	2/1/2013	7/31/2013	Ratios	Period*		2/1/2013	7/31/2013	Ratios	Period*
Balanced Fund					Enhanced Growth Fund
Actual Fund Return					Actual Fund Return
Fiduciary Shares	$1,000.00	$1,053.40	0.99%	$5.04	Fiduciary Shares	$1,000.00	$1,107.80	1.17%	$6.11
Class A Shares	1,000.00	1,051.60	1.24%	6.31	Class A Shares	1,000.00	1,106.50	1.45%	7.57
Class B Shares	1,000.00	1,048.90	1.84%	9.35	Class C Shares	1,000.00	1,103.10	2.05%	10.69
Class C Shares	1,000.00	1,049.00	1.84%	9.35	Class M Shares	1,000.00	1,108.50	1.05%	5.49
Hypothetical					Hypothetical
Fiduciary Shares	$1,000.00	$1,019.89	0.99%	$4.96	Fiduciary Shares	$1,000.00	$1,019.14	1.17%	$5.86
Class A Shares	1,000.00	1,018.65	1.24%	6.21	Class A Shares	1,000.00	1,017.60	1.45%	7.25
Class B Shares	1,000.00	1,015.67	1.84%	9.20	Class C Shares	1,000.00	1,014.63	2.05%	10.24
Class C Shares	1,000.00	1,015.67	1.84%	9.20	Class M Shares	1,000.00	1,019.59	1.05%	5.26
Cognitive Value Fund					Equity Income Fund
Actual Fund Return					Actual Fund Return
Fiduciary Shares	$1,000.00	$1,133.40	1.14%	$6.03	Fiduciary Shares	$1,000.00	$1,144.40	0.90%	$4.79
Class A Shares	1,000.00	1,131.50	1.47%	7.77	Class A Shares	1,000.00	1,143.50	1.15%	6.11
Class C Shares	1,000.00	1,127.90	2.07%	10.92	Class B Shares	1,000.00	1,139.40	1.75%	9.28
Class M Shares	1,000.00	1,133.40	1.07%	5.66	Class C Shares	1,000.00	1,140.40	1.75%	9.29
Hypothetical					Hypothetical
Fiduciary Shares	$1,000.00	$1,019.14	1.14%	$5.71	Fiduciary Shares	$1,000.00	$1,020.33	0.90%	$4.51
Class A Shares	1,000.00	1,017.50	1.47%	7.35	Class A Shares	1,000.00	1,019.09	1.15%	5.76
Class C Shares	1,000.00	1,014.53	2.07%	10.34	Class B Shares	1,000.00	1,016.12	1.75%	8.75
Class M Shares	1,000.00	1,019.49	1.07%	5.36	Class C Shares	1,000.00	1,016.12	1.75%	8.75

36 HighMark® Funds

	Beginning	Ending	Net	Expenses		Beginning	Ending	Net	Expenses
	Account	Account	Annualized	Paid		Account	Account	Annualized	Paid
	Value at	Value at	Expense	During		Value at	Value at	Expense	During
	2/1/2013	7/31/2013	Ratios	Period*		2/1/2013	7/31/2013	Ratios	Period*
Geneva Mid Cap Growth Fund					NYSE Arca Tech 100 Index Fund
Actual Fund Return					Actual Fund Return
Fiduciary Shares	$1,000.00	$1,111.90	1.13%	$5.92	Fiduciary Shares	$1,000.00	$1,123.50	0.82%	$4.32
Class A Shares	1,000.00	1,110.70	1.38%	7.22	Class A Shares	1,000.00	1,121.90	1.08%	5.68
Class B Shares	1,000.00	1,107.20	1.98%	10.34	Class B Shares	1,000.00	1,118.60	1.68%	8.82
Class C Shares	1,000.00	1,107.20	1.98%	10.34	Class C Shares	1,000.00	1,118.80	1.68%	8.83
Hypothetical					Hypothetical
Fiduciary Shares	$1,000.00	$1,019.19	1.13%	$5.66	Fiduciary Shares	$1,000.00	$1,020.78	0.82%	$4.11
Class A Shares	1,000.00	1,017.95	1.38%	6.90	Class A Shares	1,000.00	1,019.44	1.08%	5.41
Class B Shares	1,000.00	1,014.98	1.98%	9.89	Class B Shares	1,000.00	1,016.46	1.68%	8.40
Class C Shares	1,000.00	1,014.98	1.98%	9.89	Class C Shares	1,000.00	1,016.46	1.68%	8.40
Geneva Small Cap Growth Fund					Small Cap Core Fund
Actual Fund Return					Actual Fund Return
Fiduciary Shares	$1,000.00	$1,179.70	1.36%	$7.35	Fiduciary Shares	$1,000.00	$1,151.20	1.32%	$7.04
Class A Shares	1,000.00	1,178.30	1.62%	8.75	Class A Shares	1,000.00	1,149.80	1.62%	8.64
Class C Shares	1,000.00	1,174.80	2.22%	11.97	Class C Shares	1,000.00	1,146.20	2.22%	11.81
Hypothetical					Hypothetical
Fiduciary Shares	$1,000.00	$1,018.05	1.36%	$6.80	Fiduciary Shares	$1,000.00	$1,018.25	1.32%	$6.61
Class A Shares	1,000.00	1,016.76	1.62%	8.10	Class A Shares	1,000.00	1,016.76	1.62%	8.10
Class C Shares	1,000.00	1,013.79	2.22%	11.08	Class C Shares	1,000.00	1,013.79	2.22%	11.08
International Opportunities Fund					Value Fund
Actual Fund Return					Actual Fund Return
Fiduciary Shares	$1,000.00	$1,012.30	1.21%	$6.04	Fiduciary Shares	$1,000.00	$1,120.70	0.99%	$5.21
Class A Shares	1,000.00	1,010.90	1.38%	6.88	Class A Shares	1,000.00	1,119.00	1.25%	6.57
Class C Shares	1,000.00	1,008.20	2.08%	10.36	Class B Shares	1,000.00	1,116.20	1.85%	9.71
Class M Shares	1,000.00	1,013.70	1.08%	5.39	Class C Shares	1,000.00	1,115.70	1.85%	9.70
Hypothetical					Class U Shares	1,000.00	1,121.40	0.85%	4.47
Fiduciary Shares	$1,000.00	$1,018.79	1.21%	$6.06	Hypothetical
Class A Shares	1,000.00	1,017.95	1.38%	6.90	Fiduciary Shares	$1,000.00	$1,019.89	0.99%	$4.96
Class C Shares	1,000.00	1,014.48	2.08%	10.39	Class A Shares	1,000.00	1,018.60	1.25%	6.26
Class M Shares	1,000.00	1,019.44	1.08%	5.41	Class B Shares	1,000.00	1,015.62	1.85%	9.25
Large Cap Core Equity Fund					Class C Shares	1,000.00	1,015.62	1.85%	9.25
Actual Fund Return					Class U Shares	1,000.00	1,020.58	0.85%	4.26
Fiduciary Shares	$1,000.00	$1,127.00	0.93%	$4.90	Bond Fund
Class A Shares	1,000.00	1,125.80	1.22%	6.43	Actual Fund Return
Class C Shares	1,000.00	1,122.10	1.82%	9.58	Fiduciary Shares	$1,000.00	$984.7	0.72%	$3.54
Hypothetical					Class A Shares	1,000.00	983.2	0.97%	4.77
Fiduciary Shares	$1,000.00	$1,020.18	0.93%	$4.66	Class B Shares	1,000.00	979.7	1.65%	8.10
Class A Shares	1,000.00	1,018.74	1.22%	6.11	Class C Shares	1,000.00	981.1	1.40%	6.88
Class C Shares	1,000.00	1,015.77	1.82%	9.10	Hypothetical
Large Cap Growth Fund					Fiduciary Shares	$1,000.00	$1,021.22	0.72%	$3.61
Actual Fund Return					Class A Shares	1,000.00	1,019.98	0.97%	4.86
Fiduciary Shares	$1,000.00	$1,083.50	1.01%	$5.22	Class B Shares	1,000.00	1,016.61	1.65%	8.25
Class A Shares	1,000.00	1,082.40	1.27%	6.56	Class C Shares	1,000.00	1,017.85	1.40%	7.00
Class B Shares	1,000.00	1,078.50	1.87%	9.64	California Intermediate Tax-Free Bond Fund
Class C Shares	1,000.00	1,078.30	1.87%	9.64	Actual Fund Return
Hypothetical					Fiduciary Shares	$1,000.00	$976.9	0.54%	$2.65
Fiduciary Shares	$1,000.00	$1,019.79	1.01%	$5.06	Class A Shares	1,000.00	975.6	0.79%	3.87
Class A Shares	1,000.00	1,018.50	1.27%	6.36	Class C Shares	1,000.00	973.3	1.24%	6.07
Class B Shares	1,000.00	1,015.52	1.87%	9.35	Hypothetical
Class C Shares	1,000.00	1,015.52	1.87%	9.35	Fiduciary Shares	$1,000.00	$1,022.12	0.54%	$2.71
					Class A Shares	1,000.00	1,020.88	0.79%	3.96
					Class C Shares	1,000.00	1,018.65	1.24%	6.21

HighMark® Funds 37

disclosure of fund expenses (unaudited) (concluded)

	Beginning	Ending	Net	Expenses
	Account	Account	Annualized	Paid
	Value at	Value at	Expense	During
	2/1/13	7/31/13	Ratios	Period*
National Intermediate Tax-Free Bond Fund
Actual Fund Return
Fiduciary Shares	$1,000.00	$980.20	0.52%	$2.55
Class A Shares	1,000.00	978.90	0.77%	3.78
Class C Shares	1,000.00	975.90	1.22%	5.98
Hypothetical
Fiduciary Shares	$1,000.00	$1,022.22	0.52%	$2.61
Class A Shares	1,000.00	1,020.98	0.77%	3.86
Class C Shares	1,000.00	1,018.74	1.22%	6.11
Short Term Bond Fund
Actual Fund Return
Fiduciary Shares	$1,000.00	$998.10	0.59%	$2.92
Class A Shares	1,000.00	995.80	0.85%	4.21
Class C Shares	1,000.00	994.60	1.30%	6.43
Hypothetical
Fiduciary Shares	$1,000.00	$1,021.87	0.59%	$2.96
Class A Shares	1,000.00	1,020.58	0.85%	4.26
Class C Shares	1,000.00	1,018.35	1.30%	6.51
Wisconsin Tax-Exempt Fund
Actual Fund Return
Fiduciary Shares	$1,000.00	$968.20	0.65%	$3.17
Class A Shares	1,000.00	967.00	0.90%	4.39
Class B Shares	1,000.00	963.60	1.60%	7.79
Class C Shares	1,000.00	963.90	1.35%	6.57
Hypothetical
Fiduciary Shares	$1,000.00	$1,021.57	0.65%	$3.26
Class A Shares	1,000.00	1,020.33	0.90%	4.51
Class B Shares	1,000.00	1,016.86	1.60%	8.00
Class C Shares	1,000.00	1,018.10	1.35%	6.76
__________________________________________
*	Expenses are equal to the fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

38 HighMark® Funds

schedule of investments
July 31, 2013
balanced fund

Description	Shares	Value	Description	Shares/Par	Value

Common Stock - 57.2%†			Common Stock - (continued)†
Consumer Discretionary - 6.4%			Industrial - 9.4%
Dick’s Sporting Goods	6,355	$326,711	Boeing	2,660	$279,566
Dollar Tree *	5,535	296,953	Danaher	12,970	873,400
PetSmart	2,780	203,552	Honeywell International	2,585	214,503
Sally Beauty Holdings *	11,620	354,526	JB Hunt Transport Services	5,240	392,633
Target	4,020	286,425	Kansas City Southern	2,140	230,585
TJX Companies	7,140	371,566	Pall	3,610	252,556
Yum! Brands	4,435	323,400	Stericycle *	3,380	391,877
			United Parcel Service, Cl B	1,580	137,144
		2,163,133	WW Grainger	1,550	406,317
Consumer Staples - 5.1%
					3,178,581
Altria Group	2,715	95,188	Information Technology - 9.6%
Anheuser-Busch InBev NV, SP ADR	1,990	190,463
Coca-Cola	4,695	188,176	Accenture, Cl A ‡	4,045	298,561
Costco Wholesale	2,535	297,330	Analog Devices	10,635	524,944
Kraft Foods Group	1,896	107,276	ANSYS *	3,645	291,017
Mondelez International, Cl A	5,105	159,633	Apple	645	291,862
Philip Morris International	4,430	395,067	EMC	19,235	502,995
Procter & Gamble	3,805	305,541	FEI	2,180	168,841
			Google, Cl A *	300	266,280
		1,738,674	International Business Machines	610	118,974
Energy - 4.6%			Microsoft	12,635	402,172
			Qualcomm	5,585	360,512
Cameron International *	3,695	219,113
Chevron	1,155	145,403			3,226,158
EOG Resources	1,455	211,688	Materials - 4.2%
ExxonMobil	2,980	279,375
Halliburton	5,900	266,621	Ecolab	8,885	818,664
Occidental Petroleum	2,840	252,902	Praxair	4,915	590,636
Schlumberger	2,305	187,466
					1,409,300
		1,562,568
Financials - 8.9%			Utilities - 0.6%
American Tower REIT	6,385	451,994	ITC Holdings	2,140	196,388
Arch Capital Group * ‡	5,750	311,362	Total Common Stock
Charles Schwab	9,350	206,541
Citigroup	6,465	337,085	(Cost $14,807,328)		19,312,974
US Bancorp	18,205	679,411
Wells Fargo	23,255	1,011,592

			Corporate Obligations - 15.4%
		2,997,985
			Consumer Discretionary - 0.9%

			Comcast
			5.700%, 07/01/19	$50,000	58,669
			TCI Communications
Health Care - 8.4%			7.125%, 02/15/28	100,000	128,478
Agilent Technologies	4,540	203,074	Time Warner Entertainment
Allergan	2,410	219,599	8.375%, 03/15/23	100,000	117,200
Amgen	1,820	197,088
Baxter International	2,645	193,191			304,347
Covidien ‡	4,335	267,166

Eli Lilly	2,615	138,883
Gilead Sciences *	3,275	201,249	Consumer Staples - 1.4%
Johnson & Johnson	5,345	499,757	Clorox
Merck	6,080	292,874	3.050%, 09/15/22	125,000	119,384
Pfizer	13,697	400,363	CVS Caremark
Teva Pharmaceutical Industries, SP ADR	3,435	136,370	2.750%, 12/01/22	125,000	117,849
			Kroger
Vertex Pharmaceuticals *	1,135	90,573	3.400%, 04/15/22	125,000	122,564

		2,840,187

The accompanying notes are an integral part of the financial statements.

HIGHMARK® FUNDS 39

schedule of investments
July 31, 2013
balanced fund (continued)

Description	Par	Value	Description	Par	Value

Corporate Obligations - (continued)			Corporate Obligations - (continued)
Consumer Staples - (continued)			Financials - (continued)
Walgreen			Ford Motor Credit
3.100%, 09/15/22	$125,000	$119,303	5.000%, 05/15/18	$100,000	$108,413
			General Electric Capital, MTN
		479,100	2.300%, 04/27/17	125,000	126,829
Energy - 1.9%			JPMorgan Chase
			4.250%, 10/15/20	125,000	131,617
Cimarex Energy			Lehman Brothers Holdings, MTN (B)
5.875%, 05/01/22	35,000	36,225	0.000%, 12/01/49	125,000	31,094
El Paso Pipeline Partners Operating			NASDAQ OMX Group
5.000%, 10/01/21	60,000	64,693	5.250%, 01/16/18	50,000	54,128
Energy Transfer Partners			Toronto-Dominion Bank, MTN
9.700%, 03/15/19	100,000	129,960	1.400%, 04/30/18	100,000	97,384
Kinder Morgan Energy Partners			Wells Fargo
3.950%, 09/01/22	75,000	74,753	5.625%, 12/11/17	50,000	57,376
Magellan Midstream Partners			1.500%, 01/16/18	70,000	68,397
6.550%, 07/15/19	100,000	119,127	Westpac Banking
Petrobras International Finance			2.250%, 07/30/18	75,000	74,855
3.875%, 01/27/16	125,000	128,965
Petrohawk Energy					2,094,139
7.875%, 06/01/15	61,000	62,067	Health Care - 1.0%
7.250%, 08/15/18	35,000	38,325
			AbbVie (A)
		654,115	2.900%, 11/06/22	25,000	23,759
Financials - 6.2%			1.200%, 11/06/15	75,000	75,285
			Baxter International
American International Group			3.200%, 06/15/23	100,000	97,977
4.250%, 09/15/14	150,000	155,408	Gilead Sciences
Bank of America, MTN			4.400%, 12/01/21	25,000	26,764
5.650%, 05/01/18	100,000	112,414	Laboratory Corp of America Holdings
Bank of New York Mellon, MTN			4.625%, 11/15/20	50,000	52,491
1.350%, 03/06/18	75,000	72,966	Wellpoint
Bank of Nova Scotia			6.000%, 02/15/14	58,000	59,639
1.450%, 04/25/18	70,000	68,083
BB&T, MTN					335,915
2.150%, 03/22/17	50,000	50,579	Industrial - 1.5%
2.050%, 06/19/18	50,000	49,767
Berkshire Hathaway			British Airways (A)
3.000%, 02/11/23	125,000	121,327	4.625%, 06/20/24	120,000	121,825
Berkshire Hathaway Finance			Burlington Northern Santa Fe
5.400%, 05/15/18	50,000	58,002	3.450%, 09/15/21	125,000	126,781
Boston Properties			Continental Airlines Pass Through
4.125%, 05/15/21	125,000	129,041	Trust, Ser 2010-1, Cl A
BP Capital Markets PLC			4.750%, 01/12/21	66,907	72,260
1.375%, 11/06/17	125,000	122,575	Delta Air Lines Pass Through Trust,
Capital One Financial			Ser 2011-1, Cl A
4.750%, 07/15/21	125,000	133,134	5.300%, 04/15/19	88,413	95,928
1.000%, 11/06/15	25,000	24,829	United Technologies
Citigroup			3.100%, 06/01/22	25,000	24,783
1.750%, 05/01/18	125,000	120,717	US Airways Pass Through Trust
ERP Operating			Ser 2013-1, Cl A
3.000%, 04/15/23	25,000	23,210	3.950%, 11/15/25	75,000	71,625
Fifth Third Bank
1.450%, 02/28/18	105,000	101,994			513,202

The accompanying notes are an integral part of the financial statements.

40 HIGHMARK® FUNDS

schedule of investments
July 31, 2013
balanced fund (continued)

Description	Par	Value	Description	Par	Value

Corporate Obligations - (continued)			U.S. Government Agency Mortgage-Backed
Information Technology - 0.9%			Obligations - (continued)
Hewlett-Packard			FNMA (continued)
4.375%, 09/15/21	$125,000	$124,419	5.000%, 03/01/34	$54,200	$58,549
International Business Machines			4.500%, 02/01/19	27,481	29,275
6.500%, 01/15/28	50,000	62,276	4.500%, 05/01/19	70,224	74,819
3.375%, 08/01/23	50,000	49,839	4.500%, 06/01/30	230,144	244,807
Xerox			4.000%, 09/01/18	6,829	7,241
2.950%, 03/15/17	50,000	51,468	4.000%, 01/01/26	44,521	47,159
			3.500%, 09/01/25	61,726	64,747
		288,002	3.500%, 10/01/26	73,719	77,321
Materials - 1.0%			GNMA
			7.000%, 02/15/26	10,367	11,701
Ball			7.000%, 10/15/27	10,600	12,457
7.375%, 09/01/19	65,000	70,362	7.000%, 03/15/29	13,607	15,348
6.750%, 09/15/20	25,000	27,062	6.500%, 05/15/28	9,744	10,370
Dow Chemical			6.500%, 01/15/29	3,840	3,974
4.250%, 11/15/20	75,000	79,358	6.000%, 04/15/29	28,837	32,162
Georgia-Pacific			Total U.S. Government Agency
8.000%, 01/15/24	100,000	129,655
Rio Tinto Finance USA			Mortgage-Backed Obligations
6.500%, 07/15/18	25,000	29,317	(Cost $1,107,900)		1,138,135

		335,754
Telecommunication Services - 0.6%			Mortgage-Backed Securities - 1.1%
			Chase Mortgage Finance,
AT&T			Ser 2004-S1, CI A3
2.625%, 12/01/22	50,000	45,670	5.500%, 02/25/19	24,690	24,801
Verizon Maryland			CS First Boston Mortgage Securities,
8.000%, 10/15/29	75,000	90,087	Ser 2005-C1, Cl A4 (C)
Verizon New England			5.014%, 02/15/38	144,157	150,197
7.875%, 11/15/29	50,000	61,219	DBUBS Mortgage Trust,
			Ser 2011-LC1A, Cl A1 (A)
		196,976	3.742%, 11/10/46	70,928	75,122
Total Corporate Obligations			Morgan Stanley Capital I,
			Ser 2003-T11, Cl A4
(Cost $5,228,614)		5,201,550	5.150%, 06/13/41	4,955	4,951
			Sequoia Mortgage Trust,
			Ser 2012-2, Cl A2 (C)
U.S. Government Agency Mortgage-Backed Obligations - 3.4%			3.500%, 04/25/42	33,594	33,003
FHLMC Gold			Sequoia Mortgage Trust,
6.000%, 09/01/17	18,805	19,910	Ser 2012-1, Cl 2A1 (C)
5.000%, 10/01/20	8,128	8,645	3.474%, 01/25/42	22,062	22,346
4.500%, 05/01/19	9,961	10,557	Sequoia Mortgage Trust,
4.500%, 07/01/23	15,317	16,198	Ser 2013-1, Cl 1A1 (C)
4.500%, 07/01/25	119,830	128,127	1.450%, 02/25/43	52,091	50,270
FNMA			Wells Fargo Mortgage Backed
8.000%, 05/01/25	9,519	9,884	Securities Trust,
7.000%, 07/01/26	11,646	12,561	Ser 2003-M, Cl A1 (C)
7.000%, 12/01/27	8,154	9,345	4.694%, 12/25/33	11,427	11,456
6.500%, 05/01/14	1,658	1,669	Total Mortgage-Backed Securities
6.500%, 01/01/28	6,096	6,877
6.000%, 02/01/17	21,258	22,526	(Cost $363,072)		372,146
6.000%, 03/01/28	9,141	10,101
5.500%, 12/01/17	22,070	23,529
5.500%, 07/01/23	113,221	123,105
5.000%, 11/01/18	3,553	3,787
5.000%, 09/01/25	38,472	41,384

The accompanying notes are an integral part of the financial statements.

HIGHMARK® FUNDS 41

schedule of investments
July 31, 2013
balanced fund (continued)

Description	Par	Value	Description	Par	Value

U.S. Government Agency Obligations - 0.4%			U.S. Treasury Obligations - (continued)
KE Export Leasing 2011-II (C)			U.S. Treasury Notes
0.490%, 05/19/24	$50,000	$49,938	0.750%, 03/31/18	$25,000	$24,389
MSN Air (Guaranteed by Export-			U.S. Treasury Notes
Import Bank of the United States)			0.625%, 04/30/18	300,000	290,438
1.631%, 12/14/24	96,182	91,875	U.S. Treasury Notes
Total U.S. Government Agency Obligations			0.500%, 06/15/16	1,350,000	1,347,363
			Total U.S. Treasury Obligations
(Cost $95,899)		141,813
			(Cost $3,399,033)		3,363,980

Asset-Backed Securities - 3.0%
AEP Texas Central Transition Funding,			Taxable Municipal Bonds - 1.0%
Ser 2012-1, Cl A1			California - 1.0%
0.880%, 12/01/18	140,333	140,423	California State, Public School
Ally Master Owner Trust,			Improvements, Build America
Ser 2011-1, Cl A2			Bonds, Taxable, GO
2.150%, 01/15/16	150,000	151,006	6.200%, 10/01/19	75,000	88,043
American Express Credit Account			Los Angeles, Department of Water &
Secured Note Trust,			Power Revenue, Build America
Ser 2012-4, Cl A (C)			Bonds, Taxable, RB
0.431%, 05/15/20	75,000	74,776	6.574%, 07/01/45	50,000	63,088
ARI Fleet Lease Trust,			Metropolitan Water District of
Ser 2012-B, Cl A (A) (C)			Southern California, Build America
0.491%, 01/15/21	67,398	67,276	Bonds, Taxable, RB
Avis Budget Rental Car Funding			6.947%, 07/01/40	150,000	174,028
AESOP, Ser 2011-1A, Cl A (A)			Total Taxable Municipal Bonds
1.850%, 11/20/14	100,000	100,240
CAL Funding II,			(Cost $297,883)		325,159
Ser 2012-1A, Cl A (A)
3.470%, 10/25/27	50,875	50,799
Enterprise Fleet Financing,			Senior Loan Note - 0.1%
Ser 2013-1, Cl A2 (A)			Consumer Staples - 0.1%
0.680%, 09/20/18	70,000	69,814	H.J. Heinz, Term Loan
Hertz Vehicle Financing,			3.250%, 06/07/19 (C)	30,000	30,162
Ser 2011-1A, Cl A1 (A)			Total Senior Loan Note
2.200%, 03/25/16	100,000	101,729
Honda Auto Receivables Owner Trust,			(Cost $29,852)		30,162
Ser 2011-1, Cl A3
1.130%, 10/15/14	108,832	108,912
SLM Student Loan Trust,			Repurchase Agreement - 8.6%
Ser 2011-A, Cl A1 (A) (C)			Deutsche Bank Securities
1.191%, 10/15/24	60,255	60,379	0.080%, dated 07/31/13, matures
World Omni Auto Receivables Trust,			on 08/01/13, repurchase price
Ser 2011-A, Cl A4			$2,916,799 (collateralized by a U.S.
1.910%, 04/15/16	75,000	75,903	Treasury Obligation, par value
Total Asset-Backed Securities			$3,197,800, 1.75%, 05/15/2023,
			total market value $2,975,171)	2,916,793	2,916,793
(Cost $999,587)		1,001,257	Total Repurchase Agreement

			(Cost $2,916,793)		2,916,793
U.S. Treasury Obligations - 10.0%			Total Investments - 100.2%
U.S. Treasury Notes
2.000%, 02/15/23	355,000	338,415	(Cost $29,245,961)		33,803,969
1.375%, 05/31/20	830,000	798,032	Other Assets & Liabilities, Net - (0.2)%
1.000%, 05/31/18	500,000	492,031			(57,464)
0.750%, 02/28/18	75,000	73,312
			Net Assets - 100.0%		$33,746,505

The accompanying notes are an integral part of the financial statements.

42 HIGHMARK® FUNDS

schedule of investments
July 31, 2013
balanced fund (concluded)

*	Non-income producing security.	Cl	- Class
‡	This company is domiciled outside of the United States. The security’s	FHLMC	- Federal Home Loan Mortgage Corporation
	functional currency is the United States dollar.	FNMA	- Federal National Mortgage Association
†	Narrow industries are utilized for compliance purposes, whereas broad	GNMA	- Government National Mortgage Association
	sectors are utilized for reporting.	GO	- General Obligation
(A)	Securities sold within the terms of a private placement memorandum,	MTN	- Medium Term Note
	exempt from registration under Section 3(a)-4, 4(2) or Rule 144A of the	PLC	- Public Liability Company
	Securities Act of 1933, as amended, and may be sold only to the dealers	RB	- Revenue Bond
	in that program or other “accredited investors”. The values of these	REIT	- Real Estate Investment Trust
	securities as of July 31, 2013 were $746,228 and represented 2.2% of net	Ser	- Series
	assets.	SP ADR	- Sponsored American Depositary Receipt
(B)	The issuer is in default of certain debt covenants. Income is not being accrued. As of July 31, 2013, the value of these securities amounted to $31,094, which represents 0.1% of net assets.
(C)	Floating rate security. Rate disclosed is as of July 31, 2013. For senior loan notes, the rate shown may represent a weighted average interest rate.

A summary of the inputs used to value the Fund’s net assets as of July 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	TotalFair Value at 07/31/13	Level 1 Quoted Price	Level2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock **	$19,312,974	$19,312,974	$—	$—
Corporate Obligations	5,201,550	—	5,201,550	—
U.S. Government Agency Mortgage-Backed Obligations	1,138,135	—	1,138,135	—
Mortgage-Backed Securities	372,146	—	372,146	—
U.S. Government Agency Obligations	141,813	—	141,813	—
Asset-Backed Securities	1,001,257	—	1,001,257	—
U.S. Treasury Obligations	3,363,980	—	3,363,980	—
Taxable Municipal Obligations	325,159	—	325,159	—
Senior Loan Note	30,162	—	30,162	—
Repurchase Agreement	2,916,793	—	2,916,793	—
Total:	$33,803,969	$19,312,974	$14,490,995	$—

** See schedule of investments detail for industry breakout.

The accompanying notes are an integral part of the financial statements.

HIGHMARK® FUNDS 43

schedule of investments
July 31, 2013
cognitive value fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 96.7%†			Common Stock - (continued)†
Consumer Discretionary - 12.3%			Financials - (continued)
Big 5 Sporting Goods	47,568	$964,203	Franklin Street Properties REIT	64,400	$857,164
Brown Shoe	36,994	879,347	Hanmi Financial *	43,600	741,200
Crown Crafts	70,666	472,755	Home Loan Servicing Solutions ‡	50,700	1,269,021
CSS Industries	36,437	970,317	MBIA *	100,400	1,355,400
EW Scripps, Cl A *	25,100	416,911	Merchants Bancshares	1,400	43,456
Kirkland’s *	14,000	246,120	Metro Bancorp *	35,200	769,472
Marriott Vacations Worldwide *	62,100	2,732,400	Mission West Properties REIT ^	45,500	—
MDC Holdings	49,400	1,563,016	Montpelier Re Holdings ‡	55,800	1,507,158
Stoneridge *	118,700	1,433,896	Nicholas Financial	31,350	488,120
Texas Roadhouse	42,400	1,036,256	Northrim BanCorp	8,300	211,816
Trans World Entertainment	137,900	689,500	One Liberty Properties REIT	9,100	211,393
Unifi *	13,217	303,198	Parkway Properties REIT	49,300	862,750
Universal Electronics *	5,150	158,775	Resource America, Cl A	15,045	124,873
			Sandy Spring Bancorp	5,691	139,088
		11,866,694	Trico Bancshares	6,261	135,613
Consumer Staples - 1.3%			Universal Insurance Holdings	105,330	827,894
			WesBanco	51,800	1,525,510
Chiquita Brands International *	24,800	299,584	WSFS Financial	18,001	1,071,600
Inter Parfums	4,220	139,176
John B Sanfilippo & Son	2,700	58,266			27,056,051
Oil-Dri	7,000	223,020	Health Care - 4.6%
Sanderson Farms	2,700	190,728
Universal	6,500	398,450	Addus HomeCare *	49,500	972,180
			Albany Molecular Research *	53,371	678,345
		1,309,224	Five Star Quality Care *	5,900	34,928
Energy - 6.8%			Lannett *	35,959	499,471
			National Healthcare	12,500	600,375
Adams Resources & Energy	5,700	381,159	Providence Service *	21,700	598,269
Carrizo Oil & Gas *	39,200	1,241,464	VCA Antech *	35,700	1,026,732
Gran Tierra Energy * ‡	31,700	194,955
Green Plains Renewable Energy *	29,400	486,864			4,410,300
Hallador Energy	98,800	778,544	Industrial - 19.9%
Matrix Service *	29,100	461,235
Natural Gas Services Group *	3,400	82,790	Alliant Techsystems	24,600	2,290,260
Renewable Energy Group *	186,894	2,911,809	Amerco	5,500	914,760
			American Electric Technologies *	41,700	308,580
		6,538,820	Comfort Systems USA	25,500	393,975
Financials - 28.0%			Eastern	1,001	16,737
			Exelis	138,400	2,045,552
Amtrust Financial Services	34,031	1,416,710	Geo Group	75,100	2,607,472
Aspen Insurance Holdings ‡	25,500	955,995	Hyster-Yale Materials Handling	7,400	481,074
Banner	36,100	1,338,588	Kimball International, Cl B	108,294	1,190,151
Cedar Realty Trust REIT	237,604	1,316,326	Lindsay	30,000	2,253,000
Central Pacific Financial	96,200	1,788,358	NACCO Industries, Cl A	17,900	1,097,807
Century Bancorp, Cl A	3,200	113,824	Navios Maritime Holdings ‡	182,400	1,019,616
CoBiz Financial	22,500	225,900	Pike Electric	38,216	466,617
Corrections Corp of America REIT	33,500	1,107,175	Saia *	11,500	344,310
DuPont Fabros Technology REIT	28,600	655,226	SL Industries	19,200	556,800
Eastern Insurance Holdings	32,121	627,323	Trinity Industries	64,900	2,555,113
Farmers Capital Bank *	11,100	271,062	Viad	30,800	740,740
FBR *	30,100	863,569
Fifth Street Finance	116,220	1,259,825			19,282,564
Financial Institutions	12,782	257,302	Information Technology - 11.4%
First Defiance Financial	2,100	55,440
First Interstate Bancsystem	48,921	1,153,068	AOL	57,400	2,114,616
First Merchants	80,600	1,508,832	CSP	28,000	244,440

The accompanying notes are an integral part of the financial statements.

44 HIGHMARK® FUNDS

schedule of investments
July 31, 2013
cognitive value fund (concluded)

Description	Shares	Value	Description	Shares/Par	Value

Common Stock - (continued)†			Registered Investment Companies - 2.4%
Information Technology - (continued)			iShares Russell 2000 Value Index
Electronics for Imaging *	16,000	$480,480	Fund ETF	12,700	$1,155,446
inTEST	44,568	177,381	Vanguard Small-Cap Value ETF	13,000	1,162,590
Key Tronic *	51,014	578,499	Total Registered Investment Companies
NetSol Technologies *	89,400	926,184
OmniVision Technologies *	78,000	1,268,280	(Cost $2,039,528)		2,318,036
Synaptics *	61,000	2,440,000
Vishay Intertechnology *	191,800	2,760,002
			Repurchase Agreement - 1.7%
		10,989,882	Deutsche Bank Securities
Materials - 5.9%			0.080%, dated 07/31/13, matures
			on 08/01/13, repurchase price
Cytec Industries	5,200	405,080	$1,681,870 (collateralized by a U.S.
Ferro *	59,900	391,147	Treasury obligation, par value
FutureFuel	178,500	2,818,515	$1,843,900, 1.750%, 05/15/23,
Greif, Cl A	8,900	492,348	total market value $1,715,529)	$1,681,866	1,681,866
Olin	17,200	419,680	Total Repurchase Agreement
PH Glatfelter	17,800	471,166
Worthington Industries	20,545	734,895	(Cost $1,681,866)		1,681,866
			Total Investments - 100.8%
		5,732,831
Telecommunication Services - 2.0%			(Cost $91,156,077)		97,533,771
			Other Assets & Liabilities, Net - (0.8)%
Inteliquent	114,100	951,594			(752,191)
USA Mobility	63,300	988,746
			Net Assets - 100.0%		$96,781,580
		1,940,340
Utilities - 4.5%			* Non-income producing security.
			^ Security fair valued using methods determined in good faith by the
El Paso Electric	37,800	1,427,706	Valuation Committee of the Board of Trustees. The total value of these
PNM Resources	17,200	403,856	securities as of July 31, 2013 is $—.
Portland General Electric	30,700	973,190
UIL Holdings	29,400	1,200,696	‡ This company is domiciled outside of the United States. The security’s
UNS Energy	7,900	401,715	functional currency is the United States dollar.
			† Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
		4,407,163
Total Common Stock			Cl - Class
			ETF - Exchange Traded Fund
(Cost $87,434,683)		93,533,869	REIT - Real Estate Investment Trust

A summary of the inputs used to value the Fund’s net assets as of July 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Total Fair Value at 07/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock **	$93,533,869	$93,533,869	$—	$—
Registered Investment Companies	2,318,036	2,318,036	—	—
Repurchase Agreement	1,681,866	—	1,681,866	—

Total:	$97,533,771	$95,851,905	$1,681,866	$—

** See schedule of investments detail for industry breakout.

The accompanying notes are an integral part of the financial statements.

HIGHMARK® FUNDS 45

schedule of investments
July 31, 2013
enhanced growth fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 98.9%†			Common Stock - (continued)†
Consumer Discretionary - 5.5%			Information Technology - (continued)
Amazon.com *	4,900	$1,475,978	Adobe Systems *	7,100	$335,688
Comcast, Cl A	20,000	901,600	Akamai Technologies *	12,400	585,280
Expedia	10,480	493,922	Alliance Data Systems *	4,000	791,120
HomeAway *	14,500	436,595	Altera	14,300	508,508
Priceline.com *	1,600	1,401,072	Amdocs	16,100	619,367
TripAdvisor *	3,300	247,566	Amphenol, Cl A	12,000	942,720
			Analog Devices	18,800	927,968
		4,956,733	AOL	12,000	442,080
Health Care - 8.0%			Apple	13,850	6,267,125
			Applied Materials	13,700	223,447
Alexion Pharmaceuticals *	3,000	348,690	Arrow Electronics *	8,200	374,330
Alkermes * ‡	5,000	167,900	Aruba Networks *	18,000	320,040
Alnylam Pharmaceuticals *	3,200	147,744	ASML Holding ‡	6,200	557,380
Amgen	6,500	703,885	Aspen Technology *	9,800	318,892
Ariad Pharmaceuticals *	6,000	111,480	Autodesk *	19,900	704,261
Array BioPharma *	19,800	131,868	Automatic Data Processing	4,300	309,987
Biogen Idec *	2,150	468,980	Avago Technologies ‡	6,300	231,084
BioMarin Pharmaceutical *	4,000	258,600	Baidu, SP ADR * ‡	1,600	211,696
Celgene *	4,400	646,184	Broadcom, Cl A	18,000	496,260
Cubist Pharmaceuticals *	3,500	218,155	Check Point Software Technologies * ‡	9,300	523,683
Enanta Pharmaceuticals *	7,800	143,052	Cisco Systems	113,000	2,887,150
Endocyte *	9,000	161,730	Cognizant Technology Solutions, Cl A *	19,200	1,389,888
Gilead Sciences *	11,000	675,950	CommVault Systems *	3,450	291,284
Idenix Pharmaceuticals *	16,000	62,880	Computer Sciences	19,000	905,540
Illumina *	2,000	159,640	Cree *	8,200	573,180
Immunomedics *	10,000	56,900	eBay *	44,000	2,274,360
Impax Laboratories *	5,000	103,700	Electronics for Imaging *	16,000	480,480
Incyte *	6,000	140,460	EMC	75,000	1,961,250
Infinity Pharmaceuticals *	4,000	84,720	Euronet Worldwide *	7,000	257,670
InterMune *	14,000	217,140	F5 Networks *	7,400	649,424
Isis Pharmaceuticals *	3,900	112,515	Facebook, Cl A *	7,800	287,274
Medivation *	1,500	86,805	Fidelity National Information Services	7,200	310,752
Merck	1,500	72,255	First Solar *	11,400	561,336
Mylan *	7,500	251,700	Fiserv *	7,800	750,672
NewLink Genetics *	4,000	71,840	Google, Cl A *	5,200	4,615,520
NuPathe *	29,000	81,490	Hewlett-Packard	21,710	557,513
Onyx Pharmaceuticals *	1,500	196,950	IAC/InterActiveCorp	12,700	642,747
Optimer Pharmaceuticals *	4,500	56,295	Intel	53,000	1,234,900
Questcor Pharmaceuticals	2,000	133,640	International Business Machines	13,550	2,642,792
Regeneron Pharmaceuticals *	300	81,018	Intuit	12,000	767,040
Sarepta Therapeutics *	1,000	37,020	KLA-Tencor	21,500	1,260,545
Seattle Genetics *	3,000	121,560	Lam Research *	13,400	659,548
Shire PLC ADR ‡	1,500	164,025	Linear Technology	26,700	1,082,952
United Therapeutics *	1,000	74,840	LinkedIn, Cl A *	3,800	774,402
Vertex Pharmaceuticals *	4,500	359,100	LSI	68,000	529,040
ViroPharma *	2,000	68,640	Manhattan Associates *	6,700	591,878
Vivus *	6,000	88,860	Marvell Technology Group ‡	45,000	583,650
Warner Chilcott, Cl A ‡	8,000	170,480	Maxim Integrated Products	35,900	1,026,740
			Micron Technology *	50,100	663,825
		7,238,691	Microsoft	102,600	3,265,758
Information Technology - 85.4%			Motorola Solutions	24,300	1,332,369
			NetApp	32,020	1,316,662
Accenture, Cl A ‡	25,000	1,845,250
Activision Blizzard	50,000	899,000

The accompanying notes are an integral part of the financial statements.
46 HIGHMARK® FUNDS

schedule of investments
July 31, 2013
enhanced growth fund (concluded)

Description	Shares	Value	Description	Par	Value

Common Stock - (continued)†			Repurchase Agreement - 4.4%
Information Technology - (continued)			Deutsche Bank Securities
NetSuite *	2,900	$272,281	0.080%, dated 07/31/13, matures
NVIDIA	73,000	1,053,390	on 08/01/13, repurchase price
NXP Semiconductor NV * ‡	22,300	728,095	$3,941,107 (collateralized by a U.S.
Oracle	75,000	2,426,250	Treasury obligation, par value
Qualcomm	54,200	3,498,610	$4,320,800 1.750%, 05/15/23,
Red Hat *	15,200	786,904	total market value $4,019,989)	$3,941,098	$3,941,098
Salesforce.com *	26,500	1,159,375	Total Repurchase Agreement
Samsung Electronics, GDR ‡	2,350	1,346,550
Seagate Technology ‡	26,500	1,084,115	(Cost $3,941,098)		3,941,098
Siliconware Precision Industries, SP			Total Investments - 103.3%
ADR ‡	24,309	138,561
Sohu.com * ‡	2,800	174,916	(Cost $56,152,230)		93,011,274
Sourcefire *	6,200	467,666	Other Assets & Liabilities, Net - (3.3)%
Symantec	73,600	1,963,648			(2,949,936)
Synaptics *	23,500	940,000
Synopsys *	6,000	222,240	Net Assets - 100.0%		$90,061,338
Taiwan Semiconductor Manufacturing,
SP ADR ‡	56,000	950,880
TE Connectivity ‡	14,300	729,872
Texas Instruments	15,000	588,000	* Non-income producing security.
VeriSign *	18,500	885,040	‡ This security is domiciled outside of the United States. The security’s
VMware, Cl A *	4,400	361,636	functional currency is the United States dollar.
Western Digital	7,000	450,660	† Narrow industries are utilized for compliance purposes, whereas broad
Workday *	1,500	102,435	sectors are utilized for reporting.
Xilinx	11,250	525,263
Yahoo! *	16,200	455,058
			ADR - American Depositary Receipt
		76,874,752	Cl - Class
Total Common Stock			GDR - Global Depositary Receipt
			PLC - Public Liability Company
(Cost $52,211,132)		89,070,176	SP ADR - Sponsored American Depositary Receipt

A summary of the inputs used to value the Fund’s net assets as of July 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Total Fair Value at 07/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stock **	$89,070,176	$89,070,176	$—	$—
Repurchase Agreement	3,941,098	—	3,941,098	—

Total:	$93,011,274	$89,070,176	$3,941,098	$—

** See schedule of investments detail for industry breakout.

The accompanying notes are an integral part of the financial statements.

HIGHMARK® FUNDS 47

schedule of investments
July 31, 2013
equity income fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 98.1%†			Common Stock - (continued)†
Consumer Discretionary - 6.9%			Industrial - 12.7%
DineEquity	4,599	$320,412	Avery Dennison	6,601	$295,262
Gannett	11,860	305,514	Boeing	5,305	557,556
Hasbro	8,275	380,650	Deluxe	9,882	405,261
Newell Rubbermaid	17,039	460,394	Eaton ‡	5,397	372,123
Target	4,330	308,513	General Electric	38,331	934,126
Time Warner	8,851	551,063	Lockheed Martin	3,831	460,180
			Northrop Grumman	4,631	426,330
		2,326,546	Raytheon	6,826	490,380
Consumer Staples - 5.0%			Steelcase, Cl A	20,566	313,426

Altria Group	15,113	529,861			4,254,644
Campbell Soup	11,003	514,940	Information Technology - 5.9%
Kimberly-Clark	2,266	223,881
PepsiCo	4,842	404,501	CA	12,995	386,471
			Cisco Systems	17,607	449,859
		1,673,183	Corning	19,432	295,172
Energy - 12.6%			Microsoft	12,830	408,379
			Texas Instruments	11,367	445,586
Chevron	12,054	1,517,478
ConocoPhillips	13,830	897,014			1,985,467
ExxonMobil	14,843	1,391,531	Materials - 1.4%
Williams	12,461	425,792
			International Paper	9,764	471,699
		4,231,815	Telecommunication Services - 3.5%
Financials - 30.9%
			AT&T	12,972	457,522
ACE ‡	4,116	376,120	Verizon Communications	14,176	701,428
Allstate	16,246	828,221
Annaly Capital Management REIT	33,865	403,671			1,158,950
Assurant	5,525	299,234	Utilities - 7.3%
Chimera Investment REIT	158,936	473,629
Chubb	5,125	443,313	CMS Energy	17,980	503,260
FirstMerit	31,442	704,930	DTE Energy	6,595	466,267
Goldman Sachs Group	2,863	469,618	Duke Energy	6,416	455,536
Home Properties REIT	6,130	391,155	Edison International	11,755	585,987
JPMorgan Chase	22,940	1,278,446	Southwest Gas	8,774	435,541
Macerich REIT	6,104	378,753
PartnerRe ‡	4,519	404,631			2,446,591
Rayonier REIT	8,088	472,663	Total Common Stock
Sterling Financial	24,849	659,244
Travelers	8,234	687,951	(Cost $25,712,825)		32,897,647
US Bancorp	19,259	718,746
Weingarten Realty Investors REIT	8,296	259,831
Wells Fargo	25,774	1,121,169	Registered Investment Companies - 1.9%
			Dreyfus Cash Management	284,754	284,754
		10,371,325	Vanguard Value ETF	4,754	338,723
Health Care - 11.9%			Total Registered Investment Companies

Becton Dickinson	4,744	492,047	(Cost $595,537)		623,477
Bristol-Myers Squibb	9,553	413,072	Total Investments - 100.0%
Eli Lilly	12,591	668,708
Johnson & Johnson	13,652	1,276,462	(Cost $26,308,362)		33,521,124
Pfizer	38,561	1,127,138	Other Assets & Liabilities, Net - 0.0%
					15,543
		3,977,427
			Net Assets - 100.0%		$33,536,667

The accompanying notes are an integral part of the financial statements.

48 HIGHMARK® FUNDS

schedule of investments
July 31, 2013
equity income fund (concluded)

‡	This company is domiciled outside of the United States. The security’s functional currency is the United States dollar.

†	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

Cl	- Class

ETF	- Exchange Traded Fund

REIT	- Real Estate Investment Trust

A summary of the inputs used to value the Fund's net assets as of July 31, 2013 is as follows (see Note 2 – significant accounting policies in the notes to financial statements):

	Total Fair Value at 07/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investment in Securities*	$33,521,124	$33,521,124	$—	$—

*	See schedule of investments detail for industry and security type breakouts.

The accompanying notes are an integral part of the financial statements.

HIGHMARK® FUNDS 49

schedule of investments
July 31, 2013
geneva mid cap growth fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 98.6%†			Common Stock - (continued)†
Consumer Discretionary - 21.8%			Industrial - (continued)
Chipotle Mexican Grill *	48,988	$20,196,283	Fastenal	382,653	$18,753,824
Coach	404,092	21,469,408	Genesee & Wyoming, Cl A *	212,333	19,037,777
Dick’s Sporting Goods	559,878	28,783,328	IDEX	283,900	16,934,635
DSW, Cl A	174,349	13,213,911	IHS, Cl A *	238,312	26,161,891
LKQ *	1,375,796	35,867,002	JB Hunt Transport Services	297,222	22,270,844
O’Reilly Automotive *	275,060	34,454,016	Pall	152,949	10,700,312
Panera Bread, Cl A *	172,825	28,870,416	Roper Industries	198,170	24,961,493
Polaris Industries	287,318	32,219,841	Stericycle *	237,358	27,519,287
Tractor Supply	319,282	38,674,629	Wabtec	509,503	29,581,744
Ulta Salon Cosmetics & Fragrance *	241,265	24,343,639
Under Armour, Cl A *	381,726	25,625,266			304,554,355
			Information Technology - 19.7%
		303,717,739
Consumer Staples - 3.9%			Amphenol, Cl A	375,625	29,509,100
			ANSYS *	346,740	27,683,722
Church & Dwight	448,500	28,569,450	Citrix Systems *	208,640	15,026,253
JM Smucker	223,742	25,175,450	Cognizant Technology
			Solutions, Cl A *	395,141	28,604,257
		53,744,900	CoStar Group *	102,732	16,082,695
Energy - 7.1%			FactSet Research Systems	159,900	17,457,882
			Fiserv *	272,496	26,225,015
Concho Resources *	257,357	23,082,349	Intuit	385,102	24,615,720
FMC Technologies *	358,801	19,124,093	MICROS Systems *	385,242	18,772,843
Oasis Petroleum *	563,396	23,685,168	Red Hat *	493,575	25,552,378
Oceaneering International	180,059	14,600,984	Teradata *	339,336	20,061,544
Range Resources	231,970	18,348,827	Trimble Navigation *	868,121	24,776,173

		98,841,421			274,367,582
Financials - 8.8%			Materials - 1.2%
					16,952,319
Affiliated Managers Group *	162,013	29,219,044	Sigma-Aldrich	202,876
Brown & Brown	402,244	13,270,029	Total Common Stock
East West Bancorp	867,335	26,739,938			1,372,821,187
IntercontinentalExchange *	142,205	25,945,302	(Cost $1,094,919,731)
Signature Bank *	297,075	27,197,216

		122,371,529	Registered Investment Company - 1.8%
Health Care - 14.2%			Dreyfus Cash Management	25,179,793	25,179,793
			Total Registered Investment Company
Align Technology *	464,264	19,981,922			25,179,793
Catamaran *	364,571	19,249,349	(Cost $25,179,793)
Cerner *	650,468	31,872,932	Total Investments - 100.4%
CR Bard	96,991	11,115,169			1,398,000,980
Edwards Lifesciences *	217,074	15,494,742	(Cost $1,120,099,524)
PAREXEL International *	552,601	27,326,119	Other Assets & Liabilities, Net - (0.4)%
Perrigo	213,046	26,500,792			(5,543,450)
Sirona Dental Systems *	265,232	18,725,379
Varian Medical Systems *	386,275	28,004,938	Net Assets - 100.0%		$1,392,457,530

		198,271,342
Industrial - 21.9%
			* Non-income producing security.
AMETEK	539,104	24,949,733
Beacon Roofing Supply *	412,242	16,815,351	† Narrow industries are utilized for compliance purposes, whereas broad
Chart Industries *	277,009	31,495,923	sectors are utilized for reporting.
Clean Harbors *	329,278	18,584,450	Cl - Class
Copart *	516,367	16,787,091

A summary of the inputs used to value the Fund's net assets as of July 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Total Fair Value at 07/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investment in Securities**	$1,398,000,980	$1,398,000,980	$—	$—

**  See schedule of investments detail for industry and security type breakout.
The accompanying notes are an integral part of the financial statements.
50 HIGHMARK® FUNDS

schedule of investments
July 31, 2013
geneva small cap growth fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 95.5%†			Common Stock - (continued)†
Consumer Discretionary - 12.5%			Industrial - (continued)
BJ’s Restaurants *	33,290	$1,186,456	Healthcare Services Group	87,184	$2,145,598
Chuy’s Holdings *	39,467	1,392,790	Marten Transport	71,310	1,223,680
Hibbett Sports *	38,456	2,255,444	Middleby *	15,162	2,713,088
LKQ *	86,939	2,266,500	RBC Bearings *	39,251	2,153,310
Monro Muffler Brake	35,307	1,518,554	Team *	43,775	1,715,542
Panera Bread, Cl A *	12,289	2,052,877
Ulta Salon, Cosmetics & Fragrance *	17,761	1,792,085			26,990,743
Vitamin Shoppe *	25,586	1,228,896	Information Technology - 16.9%

		13,693,602	Bottomline Technologies *	62,361	1,812,834
Consumer Staples - 3.5%			Concur Technologies *	27,512	2,445,542
			Envestnet *	40,290	1,002,818
J & J Snack Foods	26,809	2,136,141	ExlService Holdings *	59,824	1,675,072
TreeHouse Foods *	23,385	1,660,101	FactSet Research Systems	12,533	1,368,353
			Interactive Intelligence Group *	43,256	2,456,941
		3,796,242	NIC	33,810	622,780
Energy - 8.3%			Riverbed Technology *	55,055	861,060
			Tyler Technologies *	45,823	3,419,312
Bonanza Creek Energy *	37,875	1,543,027	Ultimate Software Group *	21,429	2,899,344
Dril-Quip *	22,316	2,028,748
Gulfport Energy *	46,129	2,454,063			18,564,056
Rosetta Resources *	26,045	1,187,912	Materials - 3.5%
SM Energy	28,124	1,932,963
			Balchem	44,539	2,216,261
		9,146,713	Sensient Technologies	36,316	1,598,267
Financials - 7.9%
					3,814,528
Affiliated Managers Group *	7,856	1,416,830	Total Common Stock
Bank of the Ozarks	49,767	2,377,867
MarketAxess Holdings	51,204	2,647,247	(Cost $82,299,774)		104,720,545
Texas Capital Bancshares *	47,510	2,161,230

		8,603,174	Registered Investment Company - 4.1%
Health Care - 18.3%			Dreyfus Cash Management	4,491,573	4,491,573
			Total Registered Investment Company
Abaxis	21,949	924,053
Cantel Medical	111,513	2,959,555	(Cost $4,491,573)		4,491,573
Haemonetics *	38,517	1,626,188	Total Investments - 99.6%
IPC The Hospitalist *	37,784	1,903,180
Medidata Solutions *	41,778	3,865,718	(Cost $86,791,347)		109,212,118
MWI Veterinary Supply *	20,665	2,937,943	Other Assets & Liabilities, Net - 0.4%
Neogen *	27,787	1,569,410			463,965
PAREXEL International *	58,479	2,891,787
Techne	19,442	1,433,653	Net Assets - 100.0%		$109,676,083

		20,111,487
Industrial - 24.6%			* Non-income producing security.

Acuity Brands	29,805	2,578,132	† Narrow industries are utilized for compliance purposes, whereas
Advisory Board *	21,674	1,272,047	broad sectors are utilized for reporting.
Allegiant Travel	21,521	2,095,715
Barnes Group	63,217	2,086,161	Cl - Class
Beacon Roofing Supply *	40,810	1,664,640
Chart Industries *	23,783	2,704,127
Donaldson	33,076	1,199,005
Echo Global Logistics *	81,834	1,781,526
Genesee & Wyoming, Cl A *	18,494	1,658,172

The accompanying notes are an integral part of the financial statements.

HIGHMARK® FUNDS 51

schedule of investments
July 31, 2013
geneva small cap growth fund (concluded)

A summary of the inputs used to value the Fund’s net assets as of July 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Total Fair Value at 07/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investment in Securities **	$109,212,118	$109,212,118	$—	$—

**  See schedule of investments detail for industry and security type breakout.

The accompanying notes are an integral part of the financial statements.

52 HIGHMARK® FUNDS

schedule of investments
July 31, 2013
international opportunities fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 93.8%			Common Stock - (continued)
Australia - 2.8%			France - (continued)
Amcor	200,000	$1,903,768	Societe Generale	15,000	$602,949
Arrium	800,000	715,486	Thales	20,000	1,031,024
Flight Centre	30,000	1,222,888	Total	30,000	1,600,415
Lend Lease Group	150,000	1,182,440	Valeo	15,000	1,189,735
Primary Health Care	200,000	913,234	Vinci	18,000	971,983

		5,937,816			18,492,705
Austria - 0.2%			Germany - 10.9%

ams	5,000	351,721	Adidas	10,000	1,114,836
Belgium - 2.6%			Allianz	10,000	1,559,174
			Bayer	22,000	2,556,539
Ageas	60,000	2,402,218	Celesio	30,000	678,480
Delhaize Group	25,000	1,641,489	Continental	6,000	945,083
Groupe Bruxelles Lambert	20,000	1,627,554	Deutsche Bank	20,000	902,112
			Deutsche Lufthansa *	45,000	900,981
		5,671,261	Deutsche Post	60,000	1,681,832
Bermuda - 0.6%			Deutsche Telekom	75,000	912,755
			E.ON	120,000	2,036,238
Catlin Group	100,000	769,758	Freenet	60,000	1,436,382
Lancashire Holdings	50,000	613,828	Hannover Rueckversicherung	20,000	1,487,335
			HeidelbergCement	15,000	1,152,219
		1,383,586	Merck	5,000	826,814
Brazil - 1.6%			Metro	20,000	689,522
			Muenchener Rueckversicherungs-
Cia de Saneamento Basico do Estado			Gesellschaft	5,000	992,443
de Sao Paulo	45,000	461,371	Osram Licht *	1,000	38,979
Cia Energetica de Minas Gerais, SP ADR	56,427	522,514	Siemens	10,000	1,095,013
Embraer	100,000	845,552	Suedzucker	20,000	652,804
Fibria Celulose, SP ADR *	80,000	886,400	TUI *	140,000	1,769,369
Porto Seguro	60,000	673,022
					23,428,910
		3,388,859	Hong Kong - 5.8%
Finland - 3.3%
			BOC Hong Kong Holdings	250,000	784,917
Elisa	60,000	1,289,112	Cheung Kong Holdings	80,000	1,124,349
Kone, Cl B	20,000	1,487,335	CLP Holdings	150,000	1,243,618
Neste Oil	45,000	651,939	Giordano International	1,500,000	1,487,312
Orion, Cl B	25,000	611,630	Hutchison Whampoa	60,000	677,317
Sampo, A Shares	35,000	1,534,695	Johnson Electric Holdings	1,200,000	713,291
UPM-Kymmene	130,000	1,450,151	Kerry Properties	150,000	616,974
			New World Development	1,100,000	1,608,386
		7,024,862	Sino Land	500,000	706,586
France - 8.6%			SJM Holdings	250,000	626,644
			Sun Hung Kai Properties	90,000	1,201,068
AtoS	17,000	1,278,030	Wharf Holdings	125,000	1,075,836
AXA	50,000	1,102,530	Wheelock	125,000	651,142
Cap Gemini	12,000	656,928
Cie Generale des Etablissements					12,517,440
Michelin	20,000	2,008,301	Hungary - 1.7%
Credit Agricole *	70,000	668,449
Eiffage	20,000	1,072,397	Magyar Telekom Telecommunications	300,000	411,991
European Aeronautic Defence & Space	20,000	1,194,258	MOL Hungarian Oil and Gas	15,000	1,126,643
GDF Suez	50,000	1,048,983	OTP Bank	100,000	2,013,291
Natixis	200,000	1,020,381
Renault	15,000	1,180,755			3,551,925
Sanofi	10,000	1,066,544
SCOR	25,000	799,043

The accompanying notes are an integral part of the financial statements.

HIGHMARK® FUNDS 53

schedule of investments
July 31, 2013
international opportunities fund (continued)

Description	Shares	Value	Description	Shares	Value

Common Stock - (continued)			Common Stock - (continued)
India - 2.6%			Netherlands - 3.5%
Dr Reddy’s Laboratories, ADR	25,000	$931,750	AEGON	200,000	$1,541,879
HCL Technologies	70,000	1,079,327	Heineken	15,000	941,092
ICICI Bank, SP ADR	25,000	819,500	Koninklijke Ahold	100,000	1,647,642
Oil & Natural Gas *	150,000	717,129	Koninklijke Philips Electronics	25,000	800,207
Power Finance *	170,000	302,228	Randstad Holding	20,000	964,905
Sterlite Industries India, ADR	150,000	754,500	SBM Offshore *	40,000	774,265
Tata Motors, SP ADR	40,000	961,600	Wolters Kluwer	35,000	844,874

		5,566,034			7,514,864
Japan - 22.2%			New Zealand - 0.6%

Aeon	200,000	2,753,549	Fletcher Building	100,000	649,346
Aisin Seiki	20,000	794,607	Telecom	350,000	628,979
Daihatsu Motor	50,000	1,101,011
Daiichi Sankyo	50,000	815,545			1,278,325
Daikyo	150,000	451,946	Russia - 1.0%
DIC	300,000	784,394
FUJIFILM Holdings	40,000	879,583	Lukoil, SP ADR	20,000	1,189,200
Heiwa	40,000	689,613	Sberbank of Russia, SP ADR	80,000	927,200
Hino Motors	60,000	923,501
Idemitsu Kosan	6,500	542,386			2,116,400
IT Holdings	40,000	466,142	Spain - 0.0%
Itochu	100,000	1,190,890
Japan Airlines	35,000	1,858,850	Repsol	789	18,883
JFE Holdings	25,000	566,081	Switzerland - 9.2%
JTEKT	75,000	944,490
KDDI	45,000	2,486,467	Credit Suisse Group	35,853	1,053,372
Marubeni	120,000	835,870	Givaudan	1,000	1,392,836
Mazda Motor *	400,000	1,675,008	Holcim	25,000	1,807,229
Medipal Holdings	70,000	869,370	Nestle	30,000	2,032,525
Mitsubishi Materials	250,000	883,464	Novartis	30,000	2,158,950
Mitsui Engineering & Shipbuilding	300,000	533,143	OC Oerlikon *	120,000	1,575,450
Mizuho Financial Group	600,000	1,244,000	Roche Holding	20,000	4,927,333
Namco Bandai Holdings	60,000	971,913	Swiss Life Holding	8,000	1,436,706
NEC	200,000	453,478	Swiss Re	30,000	2,389,108
Nissan Motor	60,000	629,353	Zurich Insurance Group	4,000	1,076,665
ORIX	100,000	1,486,059
Resona Holdings	200,000	994,791			19,850,174
SANKYU	240,000	838,321	Turkey - 2.0%
SCSK	70,000	1,429,170
Seiko Epson	125,000	1,567,766	TAV Havalimanlari Holding	150,000	941,398
Sojitz	400,000	682,259	Turk Hava Yollari	287,500	1,211,808
Sony	50,000	1,056,072	Turkiye Halk Bankasi	300,000	2,254,707
Sumitomo	60,000	804,004
Sumitomo Mitsui Financial Group	110,000	5,038,811			4,407,913
Sumitomo Mitsui Trust Holdings	250,000	1,154,121	United Kingdom - 14.6%
Tokyo Electric Power *	100,000	611,786
Tosoh	400,000	1,421,714	3i Group	150,000	874,877
Toyo Tire & Rubber	150,000	865,591	Aberdeen Asset Management	300,000	1,753,861
Toyota Boshoku	40,000	580,125	AMEC	150,000	2,457,596
Toyota Motor	30,000	1,829,231	AstraZeneca	38,085	1,932,205
West Japan Railway	20,000	845,675	BAE Systems	300,000	2,034,990
Yokohama Rubber	100,000	986,620	British American Tobacco	30,000	1,600,061
			BT Group	450,000	2,332,320
		47,536,770	Compass Group	110,000	1,502,701
			Daily Mail & General Trust	80,000	981,517
			DS Smith	200,000	789,230

The accompanying notes are an integral part of the financial statements.

54 HIGHMARK® FUNDS

schedule of investments
July 31, 2013
international opportunities fund (concluded)

Description	Shares	Value	Description	Shares	Value

Common Stock - (continued)			Rights - 0.0%
United Kingdom - (continued)			Hong Kong - 0.0%
GlaxoSmithKline	70,000	$1,793,261	NW Hotel Investment^	13,750	$—
Imperial Tobacco Group	30,000	1,006,770	Total Rights		—
ITV	400,000	1,025,938	(Cost $—)
Lloyds Banking Group *	1,000,000	1,041,607	Total Investments - 99.7%
Micro Focus International	72,727	880,668			213,881,401
Mondi	60,000	893,588	(Cost $181,543,414)
Old Mutual	300,000	886,286	Other Assets & Liabilities, Net - 0.3%
Rexam	108,000	808,008			592,590
Stagecoach Group	150,000	763,749
Tate & Lyle	70,000	893,436	Net Assets - 100.0%		$214,473,991
Unilever	60,000	2,436,146
WH Smith	120,000	1,421,161	* Non-income producing security.
William Hill	150,000	1,110,139
			^ Security fair valued using methods determined in good faith
		31,220,115	by the Valuation Committee of the Board of Trustees.
Total Common Stock			The total value of this security as of July 31, 2013 is $—.
(Cost $168,909,468)		201,258,563
			ADR - American Depositary Receipt
			Cl - Class
			ETF - Exchange Traded Fund
Preferred Stock - 0.6%			SP ADR - Sponsored American Depositary Receipt
Brazil - 0.2%
Banco do Estado do Rio Grande do			Foreign currency contracts outstanding as of July 31, 2013 were as follows:
Sul, Cl B	80,000	531,264
					Principal			Net
Germany - 0.4%			Contracts		Amount			Unrealized
ProSiebenSat.1 Media	20,000	820,562	to Buy or		Covered by		Counter-	Appreciation/
			to Sell	Currency	Contracts	Expiration	party	(Depreciation)**
Total Preferred Stock			Sell	JPY	525,000,000	10/13	BBH	$7,349
(Cost $1,071,106)		1,351,826	Sell	JPY	975,000,000	10/13	BBH	(290,397)
								$(283,048)
Registered Investment Companies - 5.3%			** The primary risk exposure is foreign exchange contracts.
Dreyfus Cash Management	7,389,012	7,389,012	BBH - Brown Brothers Harriman & Co.
Market Vectors Russia ETF	150,000	3,882,000	JPY - Japanese Yen

Total Registered Investment Companies			Futures - A summary of the open future contracts held by the Fund at July 31, 2013 is as follows:
(Cost $11,562,840)		11,271,012
			Long Futures			Number of	Expiration	Unrealized
			Outstanding			Contracts	Date	Appreciation***

			Swiss Market IX Futures			75	Sep-13	$84,595

			*** The primary risk exposure is the price movement of the underlying basket of equity securities. See Note 2 for additional details.

A summary of the inputs used to value the Fund's net assets as of July 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):
	Total Fair Value at 7/31/2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Assets:
	$201,258,563	$201,258,563	$—	$—
Common Stocks****
Preferred Stock****	1,351,826	1,351,826	—	—
Registered Investment Company	11,271,012	11,271,012	—	—
Rights****	—	—	—	—
Derivative Contracts (1)	84,595	84,595	—	—
Equity Contracts
Foreign Exchange Contracts	7,349	—	7,349	—
Liabilities:
Derivative Contracts (1)	(290,397)	—	(290,397)	—
Foreign Exchange Contracts
Total:	$213,682,948	$213,965,996	$(283,048)	$—

****See schedule of investments detail for country breakout.
(1) Investments in derivatives include open futures contracts and open foreign currency contracts.

The accompanying notes are an integral part of the financial statements.

HIGHMARK® FUNDS 55

schedule of investments
July 31, 2013
large cap core equity fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 97.3%†			Common Stock - (continued)†
Consumer Discretionary - 10.1%			Health Care - (continued)
Amazon.com *	900	$271,098	Allergan	7,200	$656,064
Ford Motor	30,100	508,088	Biogen Idec *	2,500	545,325
Home Depot	10,683	844,277	Boston Scientific *	49,600	541,632
Liberty Media, Cl A *	7,600	1,092,348	Cardinal Health	4,100	205,369
Lowe’s	9,400	419,052	Celgene *	1,500	220,290
Mattel	5,200	218,556	Eli Lilly	3,800	201,818
McDonald’s	6,100	598,288	McKesson	3,600	441,576
NIKE, Cl B	2,300	144,716	Pfizer	58,817	1,719,221
Signet Jewelers ‡	4,000	292,440
Starbucks	5,700	406,068			6,488,441
Starwood Hotels & Resorts Worldwide	12,489	826,147	Industrial - 11.7%
Time Warner	8,500	529,210
			Boeing	13,100	1,376,810
		6,150,288	Crane	3,700	225,330
Consumer Staples - 11.9%			General Electric	61,355	1,495,221
			Harsco	9,130	235,189
Beam	14,000	909,860	Ingersoll-Rand PLC ‡	13,800	842,490
Coca-Cola	49,520	1,984,762	Lockheed Martin	4,800	576,576
Hillshire Brands	26,500	933,065	Quanta Services *	11,550	309,656
Philip Morris International	16,090	1,434,906	Tyco International ‡	6,800	236,708
Procter & Gamble	24,500	1,967,350	Union Pacific	11,600	1,839,644

		7,229,943			7,137,624
Energy - 8.4%			Information Technology - 17.9%

Anadarko Petroleum	4,500	398,340	Activision Blizzard	19,200	345,216
Cabot Oil & Gas	9,250	701,335	Adobe Systems *	8,400	397,152
Chevron	15,700	1,976,473	Amdocs	15,800	607,826
EOG Resources	4,100	596,509	Apple	1,915	866,538
Occidental Petroleum	7,571	674,198	Cisco Systems	28,300	723,065
Phillips 66	9,200	565,800	Citrix Systems *	3,400	244,868
Southwestern Energy *	5,100	197,829	Cognizant Technology Solutions, Cl A *	12,060	873,023
			Computer Sciences	10,800	514,728
		5,110,484	CoreLogic *	10,200	284,580
Financials - 17.9%			eBay *	17,200	889,068
			FLIR Systems	10,003	324,797
Allied World Assurance Co			Google, Cl A *	700	621,320
Holdings AG ‡	3,800	359,670	Microsoft	33,425	1,063,918
Axis Capital Holdings ‡	13,619	593,244	Oracle	10,738	347,374
Citigroup	6,800	354,552	Qualcomm	29,475	1,902,611
Discover Financial Services	13,700	678,287	Rovi *	18,400	414,552
Equity Lifestyle Properties REIT	4,700	180,903	Xerox	49,200	477,240
General Growth Properties REIT	9,800	203,252
Goldman Sachs Group	11,200	1,837,136			10,897,876
Invesco	19,200	618,048	Materials - 3.6%
Prologis REIT	16,061	616,100
Regions Financial	57,000	570,570	Monsanto	4,900	484,022
Travelers	18,300	1,528,965	PPG Industries	6,700	1,074,948
Vornado Realty Trust REIT	9,600	814,176	Praxair	5,267	632,935
Wells Fargo	58,145	2,529,308
					2,191,905
		10,884,211	Telecommunication Services - 0.8%
Health Care - 10.7%
			Verizon Communications	9,500	470,060
Abbott Laboratories	39,400	1,443,222
AbbVie	11,300	513,924

The accompanying notes are an integral part of the financial statements.

56 HIGHMARK® FUNDS

schedule of investments
July 31, 2013
large cap core equity fund (concluded)

Description	Shares/Par	Value

Common Stock - (continued)†			* Non-income producing security.
Utilities - 4.3%			‡ This company is domiciled outside of the United States. The security’s functional
AES	14,900	$185,356	currency is the United States dollar.
Ameren	20,000	716,200	† Narrow industries are utilized for compliance purposes, whereas broad
DTE Energy	13,500	954,450	sectors are utilized for reporting.
Great Plains Energy	30,500	737,795	Cl - Class
			PLC - Public Liability Company
		2,593,801	REIT - Real Estate Investment Trust
Total Common Stock

(Cost $47,100,099)		59,154,633
			Futures - A summary of the open futures contracts held by the Fund at July 31, 2013 is as follows:

Repurchase Agreement - 2.7%			Long Futures	Number of	Expiration	Unrealized
Deutsche Bank Securities,			Outstanding	Contracts	Date	Depreciation**
0.080%, dated 07/31/13,
matures on 08/01/13,			S&P 500 E-mini	20	September 2013	$(5,634)
repurchase price $1,612,617,
(collateralized by a U.S. Treasury
obligation, par value $1,768,000,			** The primary risk exposure is the price movement of the underlying basket of
1.750%, 05/15/2023,			equity securities. See Note 2 for additional details.
total market value $1,644,913)	$1,612,613	1,612,613	S&P - Standard & Poor’s

Total Repurchase Agreement
(Cost $1,612,613)		1,612,613

Total Investments - 100.0%
(Cost $48,712,712)		60,767,246

Other Assets & Liabilities, Net - 0.0%		19,865
Net Assets - 100.0%		$ 60,787,111

A summary of the inputs used to value the Fund’s net assets as of July 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Total Fair Value at 07/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Common Stock***	$59,154,633	$59,154,633	$—	$—
Repurchase Agreement	1,612,613	—	1,612,613	—
Liabilities:
Derivatives (1)
Equity Contracts	(5,634)	(5,634)	—	—
Total:	$60,761,612	$59,148,999	$1,612,613	$—

*** See schedule of investments detail for industry breakout.
(1) Investments in derivatives include open futures contracts.

The accompanying notes are an integral part of the financial statements.

HIGHMARK® FUNDS 57

schedule of investments
July 31, 2013
large cap growth fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 99.2%†			Common Stock - (continued)†
Consumer Discretionary - 12.7%			Industrial - (continued)
Dick’s Sporting Goods	31,050	$1,596,281	United Parcel Service, Cl B	8,585	$745,178
Dollar Tree *	22,835	1,225,098	WW Grainger	7,645	2,004,060
PetSmart	10,900	798,098
Sally Beauty Holdings *	55,125	1,681,864			13,181,561
Target	14,995	1,068,394	Information Technology - 24.3%
TJX Companies	29,525	1,536,481
Yum! Brands	18,800	1,370,896	Accenture, Cl A ‡	20,905	1,542,998
			Analog Devices	47,689	2,353,929
		9,277,112	ANSYS *	14,880	1,188,019
Consumer Staples - 10.8%			Apple	6,102	2,761,155
			EMC	68,188	1,783,116
Anheuser-Busch InBev NV, SP ADR	21,627	2,069,920	FEI	11,425	884,866
Coca-Cola	27,514	1,102,761	Google, Cl A *	2,445	2,170,182
Costco Wholesale	10,330	1,211,606	International Business Machines	4,475	872,804
Kraft Foods Group	8,450	478,101	Microsoft	68,315	2,174,466
Mondelez International, Cl A	25,610	800,825	Qualcomm	30,837	1,990,528
Philip Morris International	24,509	2,185,713
					17,722,063
		7,848,926	Materials - 10.4%
Energy - 4.6%
			Ecolab	46,245	4,261,014
Cameron International *	13,325	790,173	Monsanto	8,455	835,185
EOG Resources	4,730	688,168	Praxair	20,576	2,472,618
Halliburton	21,585	975,426
Occidental Petroleum	10,190	907,420			7,568,817
			Utilities - 1.2%
		3,361,187			888,058
Financials - 4.4%			ITC Holdings	9,677
			Total Common Stock
American Tower REIT	27,700	1,960,883			72,340,423
Charles Schwab	36,375	803,524	(Cost $55,155,053)
Citigroup	8,680	452,575

		3,216,982	Registered Investment Company - 0.9%
Health Care - 12.7%			Dreyfus Cash Management	641,104	641,104
			Total Registered Investment Company
Agilent Technologies	17,585	786,577			641,104
Allergan	9,225	840,582	(Cost $641,104)
Amgen	6,865	743,411	Total Investments - 100.1%
Baxter International	10,200	745,008			72,981,527
Covidien ‡	18,180	1,120,433	(Cost $55,796,157)
Eli Lilly	10,030	532,693	Other Assets & Liabilities, Net - (0.1)%
Gilead Sciences *	12,370	760,137			(63,513)
Johnson & Johnson	22,055	2,062,143
Novartis AG, ADR	16,740	1,198,751	Net Assets - 100.0%		$72,918,014
Vertex Pharmaceuticals *	6,090	485,982
			* Non-income producing security.
		9,275,717	‡ This company is domiciled outside of the United States. The security’s
Industrial - 18.1%			functional currency is the United States dollar.
			† Narrow industries are utilized for compliance purposes, whereas broad
Boeing	10,120	1,063,612	sectors are utilized for reporting.
Danaher	38,966	2,623,970	ADR - American Depositary Receipt
Honeywell International	9,510	789,140	Cl - Class
JB Hunt Transport Services	24,980	1,871,751	REIT - Real Estate Investment Trust
Kansas City Southern	8,220	885,705	SP ADR - Sponsored American Depositary Receipt
Pall	14,195	993,082
Stericycle *	19,019	2,205,063

A summary of the inputs used to value the Fund's net assets as of July 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Total Fair Value at 07/31/13	Level 1 Quoted Price	Level 2 Observable Significant Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities **	$72,981,527	$72,981,527	$—	$—

**  See schedule of investments detail for industry and security type breakouts.
The accompanying notes are an integral part of the financial statements.

58 HIGHMARK® FUNDS

schedule of investments
July 31, 2013
nyse arca tech 100 index fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 98.4%†			Common Stock - (continued)†
Energy - 2.7%			Information Technology - (continued)
Halliburton	51,600	$2,331,804	Cypress Semiconductor	51,600	$658,932
Schlumberger	51,600	4,196,628	Dell	51,600	653,772
			Digital River *	51,600	876,684
		6,528,432	DST Systems	51,600	3,613,548
			eBay *	51,600	2,667,204
Health Care - 23.5%			EMC	51,600	1,349,340
Agilent Technologies	51,600	2,308,068	F5 Networks *	51,600	4,528,416
Amgen	51,600	5,587,764	FLIR Systems	51,600	1,675,452
AstraZeneca PLC, SP ADR	51,600	2,617,152	Harmonic *	51,600	395,256
Baxter International	51,600	3,768,864	Harris	51,600	2,944,812
Biogen Idec *	51,600	11,255,509	Hewlett-Packard	51,600	1,325,088
Boston Scientific *	51,600	563,472	Intel	51,600	1,202,280
Bristol-Myers Squibb	51,600	2,231,184	InterDigital	51,600	2,050,068
CONMED	51,600	1,692,480	International Business Machines	51,600	10,064,064
Gilead Sciences *	51,600	3,170,820	Intuit	51,600	3,298,272
Life Technologies *	51,600	3,849,360	Ixia *	51,600	717,240
Medtronic	51,600	2,850,384	j2 Global	51,600	2,361,732
Novartis AG, ADR	51,600	3,695,076	JDS Uniphase *	51,600	756,972
St. Jude Medical	51,600	2,703,324	Juniper Networks *	51,600	1,118,172
Thermo Fisher Scientific	51,600	4,701,276	KLA-Tencor	51,600	3,025,308
Valeant Pharmaceuticals International			Lam Research *	51,600	2,539,752
(Canada) *	51,600	4,829,760	Linear Technology	51,600	2,092,896
ViroPharma *	51,600	1,770,912	LSI *	51,600	401,448
			Microchip Technology	51,600	2,050,584
		57,595,405	Microsoft	51,600	1,642,428
			Motorola Solutions	51,600	2,829,228
Industrial - 4.0%			NetApp	51,600	2,121,792
Lockheed Martin	51,600	6,198,192	Nokia, SP ADR *	51,600	203,304
Raytheon	51,600	3,706,944	NVIDIA	51,600	744,588
			Open Text (Canada)	51,600	3,639,348
		9,905,136	Oracle	51,600	1,669,260
			Polycom *	51,600	493,296
Information Technology - 66.9%			Progress Software *	51,600	1,320,444
Activision Blizzard	51,600	927,768	PTC *	51,600	1,397,328
Adobe Systems *	51,600	2,439,648	QLogic *	51,600	568,116
Akamai Technologies *	51,600	2,435,520	QUALCOMM	51,600	3,330,780
Altera	51,600	1,834,896	Red Hat *	51,600	2,671,332
Amdocs ‡	51,600	1,985,052	Riverbed Technology *	51,600	807,024
Amphenol, Cl A	51,600	4,053,696	Salesforce.com *	51,600	2,257,500
Analog Devices	51,600	2,546,976	SanDisk *	51,600	2,844,192
Applied Materials	51,600	841,596	SAP, SP ADR	51,600	3,761,124
Arris Group Inc *	51,600	776,064	Seagate Technology ‡	51,600	2,110,956
Autodesk *	51,600	1,826,124	SunEdison *	51,600	520,128
Automatic Data Processing	51,600	3,719,844	Symantec	51,600	1,376,688
BMC Software *	51,600	2,372,052	Synopsys *	51,600	1,911,264
Broadcom, Cl A	51,600	1,422,612	Teradata *	51,600	3,050,592
CA	51,600	1,534,584	Teradyne *	51,600	850,884
Check Point Software Technologies * ‡	51,600	2,905,596	Tessera Technologies	51,600	1,035,612
Ciena *	51,600	1,138,296	Texas Instruments	51,600	2,022,720
Cisco Systems	51,600	1,318,380	VeriSign *	51,600	2,468,544
Citrix Systems *	51,600	3,716,232	Visa, Cl A	51,600	9,133,716
Computer Sciences	51,600	2,459,256	VMware, Cl A *	51,600	4,241,004
Compuware	51,600	585,144
Comtech Telecommunications	51,600	1,397,328
Corning	51,600	783,804

The accompanying notes are an integral part of the financial statements.

HIGHMARK® FUNDS 59

schedule of investments
July 31, 2013
nyse arca tech 100 index fund (concluded)

Description	Shares	Value

Common Stock - (continued)†			*	Non-income producing security.
Information Technology - (continued)			‡	This company is domiciled outside of the United States. The security’s functional
Western Digital	51,600	$3,322,008		currency is the United States dollar.
Xerox Corp	51,600	500,520	†	Narrow industries are utilized for compliance purposes, whereas
Xilinx	51,600	2,409,204		broad sectors are utilized for reporting.
Yahoo! *	51,600	1,449,444	ADR	- American Depositary Receipt
		164,092,128	Cl	- Class
			PLC	- Public Liability Company
Telecommunication Services - 1.3%			SP ADR	Sponsored American Depositary Receipt
AT&T	51,600	1,819,932
Telephone and Data Systems	51,600	1,367,916
		3,187,848
Total Common Stock
(Cost $146,323,593)		241,308,949

Registered Investment Companies - 1.6%
Dreyfus Cash Management	503,686	503,686
PowerShares QQQ Trust Series 1	46,964	3,558,462

Total Registered Investment Companies
(Cost $3,884,813)		4,062,148

Total Investments - 100.0%
(Cost $150,208,406)		245,371,097

Other Assets & Liabilities, Net - 0.0%		(66,125)

Net Assets - 100.0%		$245,304,972

A summary of the inputs used to value the Fund’s net assets as of July 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	07/31/13	Price	Inputs	Inputs

Investments in Securities **	$245,371,097	$245,371,097	$-	$-

**  See schedule of investments detail for industry and security type breakouts.

The accompanying notes are an integral part of the financial statements.

60 HIGHMARK® FUNDS

schedule of investments
July 31, 2013
small cap core fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 98.2%†			Common Stock - (continued)†
Consumer Discretionary - 13.7%			Financials - (continued)
AFC Enterprises *	11,100	$408,481	First Industrial Realty Trust REIT	54,900	$898,164
ANN *	4,500	152,505	First Interstate Bancsystem	10,200	240,414
Ascent Media, Cl A *	8,600	668,306	Healthcare Realty Trust REIT	19,700	506,487
Brown Shoe	9,100	216,307	Huntington Bancshares	53,200	454,860
Capella Education *	7,500	367,575	Iberiabank	12,000	705,600
Citi Trends *	4,300	60,587	International Bancshares	33,100	801,351
Dillard’s, Cl A	9,600	810,528	Invesco Mortgage Capital REIT	3,400	55,862
Entravision Communications, Cl A	36,077	205,278	Investment Technology Group *	16,100	228,781
EW Scripps, Cl A *	16,700	277,387	Javelin Mortgage Investment	46,000	615,940
Libbey *	12,900	318,114	MCG Capital	39,900	219,051
MDC Holdings	31,200	987,168	National Bank Holdings, Cl A	42,100	842,000
Multimedia Games Holding *	12,600	440,874	Northfield Bancorp NJ	60,900	713,748
New York & Company *	50,600	315,238	OneBeacon Insurance Group, Cl A	27,400	397,300
Papa John’s International *	12,100	809,006	Post Properties REIT	1,500	69,780
Pier 1 Imports	13,400	314,900	Potlatch REIT	23,100	1,017,093
Six Flags Entertainment	6,600	242,814	PrivateBancorp	28,600	674,674
Skechers U.S.A., Cl A *	23,200	632,896	RAIT Financial Trust REIT	11,400	86,184
Sonic *	15,200	233,624	Sovran Self Storage REIT	4,900	338,590
Stein Mart	12,600	176,022	Sterling Financial	8,500	225,505
Superior Industries International	36,400	662,844	Strategic Hotels & Resorts REIT *	57,300	507,678
Tenneco *	10,300	497,799	Sunstone Hotel Investors REIT *	61,200	791,928
Wet Seal, Cl A *	230,600	1,012,334	United Community Banks *	18,300	249,429
Winnebago Industries *	12,400	296,608	United Fire Group	9,700	252,297
		10,107,195	Webster Financial	23,400	637,416
			Wilshire Bancorp	36,200	318,198
Consumer Staples - 5.2%					15,391,960
Cal-Maine Foods	3,700	187,516
Inter Parfums	6,700	220,966	Health Care - 9.2%
Pilgrim’s Pride *	48,300	802,746	Alkermes	17,700	594,366
Revlon, Cl A *	19,200	481,728	Corvel *	7,900	267,731
Sanderson Farms	20,500	1,448,120	Lannett *	17,200	238,908
Seaboard	110	310,200	Lumenis * ‡	13	—
TreeHouse Foods *	5,400	383,346	Magellan Health Services *	10,600	605,790
		3,834,622	MedAssets *	36,200	788,074
			NuVasive *	23,500	536,270
Energy - 4.2%			Omnicell *	10,600	223,660
Dawson Geophysical *	5,800	209,264	Pacific Biosciences of California *	94,100	243,719
Dril-Quip *	11,400	1,036,374	Puma Biotechnology *	4,200	214,662
Gastar Exploration *	45,598	150,473	Sirona Dental Systems *	5,800	409,480
Helix Energy Solutions Group *	42,800	1,085,836	SurModics *	45,500	920,920
REX American Resources *	8,400	305,676	Thoratec *	12,700	416,433
SemGroup, Cl A	5,700	321,708	West Pharmaceutical Services	16,200	1,194,912
		3,109,331	XenoPort *	28,100	151,459
					6,806,384
Financials - 20.8%
Alexander & Baldwin *	16,200	717,498	Industrial - 17.3%
Anworth Mortgage Asset REIT	37,900	184,194	American Science & Engineering	12,000	729,480
Cardinal Financial	12,600	206,136	AO Smith	4,300	177,676
CBL & Associates Properties REIT	31,300	712,701	Barrett Business Services	10,300	723,678
Extra Space Storage REIT	31,050	1,305,653	Columbus McKinnon *	11,300	249,956
FBR *	5,624	161,353	Dycom Industries *	9,400	248,912
Fifth Street Finance	23,625	256,095	EMCOR Group	5,200	214,656

The accompanying notes are an integral part of the financial statements.

HIGHMARK® FUNDS 61

schedule of investments
July 31, 2013
small cap core fund (continued)

Description	Shares	Value	Description	Shares/Par	Value

Common Stock - (continued)†			Common Stock - (continued)†
Industrial - (continued)			Information Technology - (continued)
EnerNOC *	45,100	$704,462	Tyler Technologies *	12,800	$955,136
Ennis	5,800	107,474	XO Group *	37,300	446,108
Flow International *	42,300	163,278			12,973,978
Huron Consulting Group *	4,500	229,230	Materials - 7.6%
Insperity	5,200	171,964	American Vanguard	7,000	172,830
Kaydon	9,900	287,892	Deltic Timber	4,700	283,551
Knight Transportation	22,500	381,825	Eagle Materials	6,300	425,124
Korn/Ferry International *	68,700	1,341,711	FutureFuel	50,500	797,395
Matson	6,500	184,080	Graphic Packaging Holding	159,400	1,370,840
Middleby *	1,300	232,622	Louisiana-Pacific *	28,800	468,288
Mueller Industries	26,100	1,432,629	Minerals Technologies	4,200	193,200
Mueller Water Products, Cl A	35,410	274,073	Neenah Paper	8,400	332,388
Old Dominion Freight Line *	8,000	349,440	Rockwood Holdings	900	60,957
Pike Electric	23,500	286,935	Sensient Technologies	8,235	362,422
Powell Industries *	4,000	196,800	Stepan	2,300	137,678
Republic Airways Holdings *	49,900	685,127	Suncoke Energy *	17,000	268,600
Resources Connection	53,300	708,890	United States Lime & Minerals *	4,300	256,452
Rexnord *	21,100	400,267	Worthington Industries	14,400	515,088
Saia *	21,450	642,213			5,644,813
Swift Transportation *	17,000	303,280	Utilities - 2.6%
Taser International *	98,100	871,128	El Paso Electric	13,900	525,003
Xerium Technologies *	36,600	453,108	NorthWestern	2,600	109,720
		12,752,786	PNM Resources	54,400	1,277,312
Information Technology - 17.6%					1,912,035
Acxiom *	7,900	203,583
Advanced Energy Industries *	14,500	314,070	Total Common Stock
Aspen Technology *	34,900	1,135,646	(Cost $57,195,989)		72,533,104
Avid Technology *	20,000	119,200
CommVault Systems *	7,400	624,782	Repurchase Agreement - 1.9%
Comtech Telecommunications	29,000	785,320	Deutsche Bank Securities
Cornerstone OnDemand *	4,100	180,564	0.080%, dated 07/31/13, matures
Emulex *	62,000	496,620	on 08/01/13, repurchase price
Fair Isaac	15,400	769,384	$1,398,833 (collateralized by a U.S.
Formfactor *	86,246	627,008	Treasury obligation, par value
Infoblox *	7,500	245,250	$1,533,600, 1.75%, 05/15/2023,
Intermolecular *	20,700	130,824	total market value $1,426,831)	$1,398,830	1,398,830
Kulicke & Soffa Industries *	51,500	601,005
Lattice Semiconductor *	54,032	278,805	Total Repurchase Agreement
M/A-Com Technology Solutions			(Cost $1,398,830)		1,398,830
Holdings *	21,900	351,057
MicroStrategy, Cl A *	1,300	123,513	Total Investments - 100.1%
NetSuite *	9,800	920,122	(Cost $58,594,819)		73,931,934
Novatel Wireless *	46,900	198,856
Pegasystems	13,300	477,470	Other Assets & Liabilities, Net - (0.1)%		(88,644)
QLogic *	62,100	683,721
RF Micro Devices *	199,800	1,036,962	Net Assets - 100.0%		$73,843,290
Rosetta Stone *	10,900	178,106
Stamps.com *	6,200	247,132
Telenav *	48,100	294,853
TIBCO Software *	13,900	346,666
TiVo *	18,300	202,215

The accompanying notes are an integral part of the financial statements.

62 HIGHMARK® FUNDS

schedule of investments
July 31, 2013
small cap core fund (concluded)

* Non-income producing security.
‡ This company is domiciled outside of the United States. The security’s functional currency is the United States dollar.
† Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
Cl - Class
REIT - Real Estate Investment Trust
Futures - A summary of the open futures held by the Fund at July 31, 2013 is as follows:

Long Futures	Number of	Expiration	Unrealized
Outstanding	Contracts	Date	Appreciation**

Russell 2000 Mini Index
Futures	14	September 2013	$15,830

** The primary risk exposure is the price movement of the underlying basket of equity securities. See Note 2 for additional details

A summary of the inputs used to value the Fund’s net assets as of July 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	7/31/2013	Price	Inputs	Inputs
Assets:

Common Stock***	$72,533,104	$72,533,104	$—	$—
Repurchase Agreement	1,398,830	—	1,398,830	—
Derivatives (1)
Equity Contracts	15,830	15,830	—	—

Total:	$73,947,764	$72,548,934	$1,398,830	$—

*** See schedule of investments detail for industry breakout.
(1) Investments in derivatives include open futures contracts.

The accompanying notes are an integral part of the financial statements.

HIGHMARK® FUNDS 63

schedule of investments
July 31, 2013
value fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 98.9%†			Common Stock - (continued)†
Consumer Discretionary - 9.8%			Health Care - (continued)
Autoliv	43,200	$3,532,464	Teva Pharmaceutical Industries, SP ADR	65,300	$2,592,410
Comcast, Cl A	132,200	5,699,142	UnitedHealth Group	56,800	4,137,880
DIRECTV, Cl A *	85,200	5,390,604			34,708,130
McGraw-Hill	60,100	3,717,786	Industrial - 13.7%
News, Cl A *	198,500	3,162,105	Chicago Bridge & Iron NV
Porsche Automobil Holding (Germany)	20,000	1,703,916	(Netherlands)	59,000	3,515,220
Target	97,675	6,959,344	Cnh Global NV (Netherlands) *	54,300	2,551,557
Twenty-First Century Fox	140,000	4,183,200	European Aeronautic Defence & Space	69,250	4,135,118
		34,348,561	Hertz Global Holdings *	126,100	3,229,421
Consumer Staples - 10.4%			Huntington Ingalls Industries	49,625	3,085,683
Carlsberg A S ADR	200,000	3,960,000	Jardine Matheson Holdings, ADR	49,200	2,707,476
Henkel KGaA, SP ADR	32,700	2,722,602	Joy Global	114,225	5,654,138
Mondelez International, Cl A	215,725	6,745,721	Lockheed Martin	28,850	3,465,461
Philip Morris International	66,025	5,888,110	SMC (Japan)	12,075	2,561,513
Procter & Gamble	147,750	11,864,325	Timken	57,800	3,376,676
Tesco PLC, SP ADR	294,200	4,948,444	United Parcel Service, Cl B	77,075	6,690,110
		36,129,202	United Technologies	43,900	4,634,523
Energy - 11.6%			Vinci (France)	42,750	2,308,458
Apache	54,925	4,407,731			47,915,354
Chevron	64,525	8,123,051	Information Technology - 14.7%
Ensco PLC, Cl A (United Kingdom) ‡	52,350	3,001,749	CA	66,125	1,966,558
National Oilwell Varco	43,825	3,075,200	EMC	229,375	5,998,156
Occidental Petroleum	77,225	6,876,886	Hewlett-Packard	180,100	4,624,968
Royal Dutch Shell PLC, ADR	79,450	5,630,622	Hitachi, ADR	34,650	2,326,748
Suncor Energy (Canada)	225,100	7,119,913	Microsoft	288,082	9,169,650
WPX Energy *	121,000	2,324,410	Motorola Solutions	47,200	2,587,976
		40,559,562	Oracle	177,475	5,741,316
Financials - 24.0%			Qualcomm	69,475	4,484,611
ACE (Switzerland) ‡	43,250	3,952,185	Tellabs	1,251,775	2,803,976
American International Group	104,500	4,755,795	Texas Instruments	119,975	4,703,020
BB&T	213,075	7,604,647	Western Digital	49,625	3,194,858
Berkshire Hathaway, Cl B *	112,750	13,064,343	Xerox	389,125	3,774,512
Capital One Financial	55,200	3,809,904			51,376,349
CIT Group *	103,725	5,197,660	Materials - 3.8%
Citigroup	190,000	9,906,600	BHP Billiton PLC, ADR	39,175	2,238,460
Franklin Resources	64,950	3,174,756	Holcim	32,050	2,316,867
IntercontinentalExchange *	26,000	4,743,700	Lanxess AG (Denmark)	51,500	3,220,462
JPMorgan Chase	245,850	13,701,221	Sealed Air	194,825	5,307,033
Lazard, Cl A (Bermuda) ‡	138,750	5,044,950			13,082,822
MetLife	109,075	5,281,412	Utilities - 1.0%
UBS AG (Switzerland) *	176,475	3,471,263	PG&E	76,075	3,491,082
		83,708,436
Health Care - 9.9%			Total Common Stock
Agilent Technologies	78,075	3,492,295	(Cost $294,032,236)		345,319,498
Baxter International	103,025	7,524,945
Novartis AG, ADR	86,175	6,170,991
Roche Holding, SP ADR	97,925	6,003,782
St. Jude Medical	91,350	4,785,827

The accompanying notes are an integral part of the financial statements.

64 HIGHMARK® FUNDS

schedule of investments
July 31, 2013
value fund (concluded)

Description	Shares	Value

Registered Investment Company - 1.0%			*	Non-income producing security.
Dreyfus Cash Management	3,437,351	$3,437,351	‡	This company is domiciled outside of the United States. The security’s functional
				currency is the United States dollar.
Total Registered Investment Company			†	Narrow industries are utilized for compliance purposes, whereas broad sectors .
(Cost $3,437,351)		3,437,351		are utilized for reporting
			ADR	- American Depositary Receipt
Total Investments - 99.9%			Cl	- Class
(Cost $297,469,587)		348,756,849	PLC	- Public Liability Company
			SP ADR	- Sponsored American Depositary Receipt
Other Assets & Liabilities, Net - 0.1%		308,054

Net Assets - 100.0%		$349,064,903

A summary of the inputs used to value the Fund’s net assets as of July 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	07/31/13	Price	Inputs	Inputs

Investment in Securities **	$348,756,849	$348,756,849	$—	$—

**  See schedule of investments detail for industry and security type breakouts.

The accompanying notes are an integral part of the financial statements.

HIGHMARK® FUNDS 65

schedule of investments
July 31, 2013
bond fund

Description	Par	Value	Description	Par	Value

Corporate Obligations - 55.1%			Corporate Obligations - (continued)
Consumer Discretionary - 3.2%			Financials - (continued)
Comcast			Berkshire Hathaway Finance
5.700%, 07/01/19	$3,500,000	$4,106,823	5.400%, 05/15/18	$850,000	$986,030
News America Holdings			1.600%, 05/15/17	2,000,000	2,012,356
7.750%, 02/01/24	1,000,000	1,186,909	Boston Properties
TCI Communications			4.125%, 05/15/21	3,200,000	3,303,443
7.125%, 02/15/28	125,000	160,598	BP Capital Markets PLC
Time Warner Entertainment			1.375%, 11/06/17	4,000,000	3,922,408
8.375%, 03/15/23	5,000,000	5,860,010	Capital One Financial
		11,314,340	4.750%, 07/15/21	3,500,000	3,727,752
Consumer Staples - 4.5%			1.000%, 11/06/15	2,500,000	2,482,903
Clorox			Citigroup
3.050%, 09/15/22	3,750,000	3,581,535	1.750%, 05/01/18	5,000,000	4,828,700
CVS Caremark			ERP Operating
2.750%, 12/01/22	5,000,000	4,713,965	3.000%, 04/15/23	1,210,000	1,123,365
Kroger			Fifth Third Bank
3.400%, 04/15/22	3,750,000	3,676,913	1.450%, 02/28/18	3,250,000	3,156,953
Walgreen			Ford Motor Credit
3.100%, 09/15/22	4,000,000	3,817,712	5.000%, 05/15/18	2,700,000	2,927,156
		15,790,125	General Electric Capital, MTN
Energy - 6.9%			2.300%, 04/27/17	4,000,000	4,058,532
Cimarex Energy			JPMorgan Chase
5.875%, 05/01/22	1,700,000	1,759,500	4.250%, 10/15/20	4,400,000	4,632,914
Energy Transfer Partners			Lehman Brothers Holdings, MTN (B)
9.700%, 03/15/19	2,000,000	2,599,192	5.625%, 01/24/13	4,000,000	995,000
Kinder Morgan Energy Partners			NASDAQ OMX Group
3.950%, 09/01/22	3,750,000	3,737,655	5.250%, 01/16/18	2,750,000	2,977,024
Magellan Midstream Partners			Toronto-Dominion Bank, MTN
6.550%, 07/15/19	3,000,000	3,573,819	1.400%, 04/30/18	3,250,000	3,164,977
4.250%, 02/01/21	500,000	526,426	Wells Fargo
Petrobras International Finance			5.625%, 12/11/17	3,000,000	3,442,563
3.875%, 01/27/16	4,000,000	4,126,888	1.500%, 01/16/18	4,100,000	4,006,102
Petrohawk Energy			Westpac Banking
7.250%, 08/15/18	4,550,000	4,982,250	2.250%, 07/30/18	2,125,000	2,120,890
Transcontinental Gas Pipe Line					76,997,604
7.250%, 12/01/26	2,250,000	2,919,443	Foreign Governments - 0.8%
		24,225,173	Hydro-Quebec, Ser IO
Financials - 21.8%			8.050%, 07/07/24	1,125,000	1,526,941
American International Group			Province of Saskatchewan
4.250%, 09/15/14	4,000,000	4,144,208	9.375%, 12/15/20	1,000,000	1,386,675
Bank of America, MTN					2,913,616
5.650%, 05/01/18	3,250,000	3,653,442	Health Care - 3.2%
Bank of New York Mellon, MTN			AbbVie (A)
1.350%, 03/06/18	4,250,000	4,134,749	2.900%, 11/06/22	1,525,000	1,449,291
Bank of Nova Scotia			Baxter International
1.450%, 04/25/18	2,750,000	2,674,708	3.200%, 06/15/23	2,100,000	2,057,519
BB&T, MTN			Gilead Sciences
2.150%, 03/22/17	4,250,000	4,299,236	4.400%, 12/01/21	1,000,000	1,070,558
Berkshire Hathaway			Laboratory Corp of America Holdings
3.000%, 02/11/23	4,350,000	4,222,193	4.625%, 11/15/20	3,000,000	3,149,439

The accompanying notes are an integral part of the financial statements.

66 HIGHMARK® FUNDS

schedule of investments
July 31, 2013
bond fund (continued)

Description	Par	Value	Description	Par	Value

Corporate Obligations - (continued)			Corporate Obligations - (continued)
Health Care - (continued)			Utilities - 1.0%
Wellpoint			MidAmerican Energy Holdings, Ser D
7.000%, 02/15/19	$2,000,000	$2,401,166	5.000%, 02/15/14	$400,000	$409,363
6.000%, 02/15/14	1,000,000	1,028,254	Oklahoma Gas & Electric
		11,156,227	6.650%, 07/15/27	2,500,000	3,010,680
Industrial - 4.1%					3,420,043
British Airways (A)			Total Corporate Obligations
4.625%, 06/20/24	3,600,000	3,654,737	(Cost $189,754,592)		193,794,895
Continental Airlines Pass Through
Trust,			Mortgage-Backed Securities - 6.7%
Ser 1998-1, Cl B (C)			Banc of America Mortgage Securities,
6.748%, 03/15/17	418,931	437,280	Ser 2003-7, Cl A2
Ser 2010-1, Cl A			4.750%, 09/25/18	1,430,856	1,477,346
4.750%, 01/12/21	2,676,285	2,890,388	Chase Mortgage Finance,
Delta Air Lines Pass Through Trust,			Ser 2004-S1, CI A3
Ser 2011-1, Cl A			5.500%, 02/25/19	716,020	719,232
5.300%, 04/15/19	2,664,456	2,890,935	CS First Boston Mortgage Securities,
United Technologies			Ser 2005-C1, Cl A4 (D)
3.100%, 06/01/22	1,500,000	1,486,994	5.014%, 02/15/38	4,805,217	5,006,575
US Airways Pass Through Trust			DBUBS Mortgage Trust,
Ser 2013-1, Cl A			Ser 2011-LC1A, Cl A1 (A)
3.950%, 11/15/25	3,250,000	3,103,750	3.742%, 11/10/46	3,215,412	3,405,543
		14,464,084	JPMorgan Chase Commercial
Information Technology - 2.3%			Mortgage Securities,
Hewlett-Packard			Ser 2004-PNC1, Cl A4 (D)
4.375%, 09/15/21	4,000,000	3,981,400	5.365%, 06/12/41	5,000,000	5,146,135
International Business Machines			Morgan Stanley Capital I,
6.500%, 01/15/28	1,500,000	1,868,276	Ser 2003-T11, Cl A4
3.375%, 08/01/23	2,250,000	2,242,753	5.150%, 06/13/41	247,727	247,546
		8,092,429	Residential Funding Mortgage
Materials - 3.8%			Securities I, Ser 2004-S3, Cl A1
Ball			4.750%, 03/25/19	973,361	995,832
7.375%, 09/01/19	2,750,000	2,976,875	Sequoia Mortgage Trust, (D)
6.750%, 09/15/20	1,202,000	1,301,165	Ser 2012-2, Cl A2
4.000%, 11/15/23	500,000	457,500	3.500%, 04/25/42	1,903,656	1,870,146
Georgia-Pacific			Ser 2012-1, Cl 2A1
8.000%, 01/15/24	4,500,000	5,834,462	3.474%, 01/25/42	1,103,114	1,117,295
Rio Tinto Finance USA			Ser 2013-1, Cl 1A1
6.500%, 07/15/18	2,250,000	2,638,532	1.450%, 02/25/43	3,133,498	3,023,907
		13,208,534	Wells Fargo Mortgage Backed
Telecommunication Services - 3.5%			Securities Trust,
AT&T			Ser 2003-M, Cl A1 (D)
2.625%, 12/01/22	2,850,000	2,603,164	4.694%, 12/25/33	612,973	614,529
Verizon Maryland
8.000%, 10/15/29	2,980,000	3,579,475	Total Mortgage-Backed Securities
Verizon New England			(Cost $22,352,071)		23,624,086
7.875%, 11/15/29	4,925,000	6,030,081	U.S. Government Agency Obligations - 2.0%
		12,212,720	U.S. Government Agency Obligations - 2.0%
			KE Export Leasing 2011-II (D)
			0.490%, 05/19/24	2,000,000	1,997,526

The accompanying notes are an integral part of the financial statements.

HIGHMARK® FUNDS 67

schedule of investments
July 31, 2013
bond fund (continued)

Description	Par	Value	Description	Par	Value

U.S. Government Agency Obligations - (continued)			U.S. Government Agency Mortgage-Backed
MSN Air (Guaranteed by Export-			Obligations - (continued)
Import Bank of the United States)			FNMA (continued)
1.631%, 12/14/24	$3,847,286	$3,674,982	6.000%, 08/01/28	$37,058	$40,396
Osprey Aircraft Leasing US-Three			6.000%, 10/01/28	45,227	49,974
2.209%, 06/21/25	1,350,000	1,322,644	6.000%, 10/01/28	23,724	26,214
Total U.S. Government Agency			6.000%, 12/01/28	208,541	230,433
			6.000%, 12/01/28	113,452	125,729
Obligations			6.000%, 12/01/28	50,559	55,866
(Cost $7,191,615)		6,995,152	5.500%, 01/01/17	75,398	79,805
			5.500%, 02/01/17	43,687	46,233
			5.500%, 12/01/17	473,928	505,248
U.S. Government Agency Mortgage-Backed			5.500%, 03/01/20	2,552,412	2,761,082
Obligations - 10.4%			5.000%, 11/01/18	113,566	121,040
FHLMC Gold			5.000%, 09/01/25	2,154,413	2,317,482
6.000%, 09/01/13	5,270	5,281	5.000%, 11/01/33	2,169,486	2,343,718
6.000%, 09/01/17	425,332	450,307	5.000%, 03/01/34	745,253	805,046
6.000%, 11/01/17	158,952	169,434	4.500%, 09/01/24	1,704,344	1,812,793
5.500%, 03/01/17	115,037	122,518	4.000%, 05/01/25	760,424	804,571
5.000%, 10/01/20	250,807	266,774	3.500%, 09/01/25	3,404,268	3,570,891
4.500%, 05/01/19	310,941	329,525	3.500%, 10/01/25	1,515,332	1,589,444
4.500%, 07/01/19	1,119,010	1,185,892	3.500%, 10/01/26	4,131,236	4,333,083
4.500%, 04/01/20	132,019	139,910	FNMA, ARM (D)
4.500%, 07/01/23	792,957	838,589	2.511%, 01/01/36	2,334,744	2,479,501
4.000%, 05/01/26	2,258,516	2,385,198	GNMA
FHLMC, ARM (D)			8.000%, 05/15/17	1,339	1,344
3.313%, 06/01/39	544,566	578,767	8.000%, 11/15/26	102,667	119,741
2.374%, 12/01/34	1,626,115	1,724,217	8.000%, 12/15/26	36,556	41,552
FHLMC, CMO REMIC,			7.500%, 05/15/23	42,190	47,246
Ser 1666, Cl J			7.500%, 01/15/24	972	976
6.250%, 01/15/24	1,122,509	1,247,648	7.500%, 01/15/24	548	571
FNMA			7.500%, 01/15/24	19,389	21,887
8.500%, 05/01/25	11,798	13,778	7.500%, 02/15/27	14,482	16,510
8.000%, 08/01/24	1,672	1,679	7.500%, 02/15/27	4,172	4,286
8.000%, 09/01/24	384	397	7.500%, 07/15/27	11,015	12,101
8.000%, 06/01/30	5,686	6,300	7.500%, 08/15/27	7,159	7,427
7.500%, 12/01/26	85,487	100,386	7.500%, 08/15/27	1,050	1,116
7.000%, 05/01/30	36,123	39,365	7.500%, 08/15/27	583	633
6.500%, 04/01/14	11,550	11,645	7.500%, 08/15/27	7,643	8,708
6.500%, 05/01/26	55,942	59,736	7.000%, 04/15/24	12,479	12,719
6.500%, 03/01/28	5,729	5,870	6.500%, 12/15/23	16,451	18,532
6.500%, 04/01/28	55,883	59,164	6.500%, 12/15/23	3,621	3,632
6.500%, 01/01/29	256,503	294,246	6.500%, 01/15/24	5,690	6,469
6.500%, 06/01/29	51,411	59,046	6.500%, 02/15/24	41,983	46,448
6.500%, 06/01/29	123,278	141,587	6.500%, 01/15/29	140,298	161,471
6.500%, 07/01/29	117,863	130,066	6.500%, 05/15/29	274,824	306,710
6.500%, 08/01/29	50,172	57,624	6.500%, 06/15/29	17,533	19,499
6.500%, 05/01/30	142,640	157,892	6.000%, 08/15/28	57,699	63,942
6.000%, 05/01/16	105,785	109,941	6.000%, 09/15/28	47,100	52,615
6.000%, 10/01/16	157,148	165,971	6.000%, 09/15/28	125,447	140,137
6.000%, 11/01/17	315,877	333,100	Total U.S. Government Agency
6.000%, 12/01/27	456	504
6.000%, 12/01/27	11,370	12,567	Mortgage-Backed Obligations
6.000%, 12/01/27	2,271	2,475	(Cost $35,354,122)		36,535,840
6.000%, 07/01/28	104,007	113,620

The accompanying notes are an integral part of the financial statements.

68 HIGHMARK® FUNDS

schedule of investments
July 31, 2013
bond fund (continued)

Description	Par	Value	Description	Par/Shares	Value

U.S. Treasury Obligations - 9.2%			Asset-Backed Securities - (continued)
U.S. Treasury Notes			World Omni Auto Receivables Trust,
2.000%, 02/15/23	$12,381,000	$11,802,572	Ser 2011-A, Cl A4
1.875%, 10/31/17	2,000,000	2,061,094	1.910%, 04/15/16	$3,800,000	$3,845,733
1.375%, 05/31/20	5,165,000	4,966,065	Total Asset-Backed Securities
1.000%, 05/31/18	10,150,000	9,988,229
0.750%, 02/28/18	950,000	928,625	(Cost $36,652,595)		37,061,965
0.500%, 07/31/17	2,500,000	2,446,875
Total U.S. Treasury Obligations
			Taxable Municipal Bonds - 4.0%
(Cost $32,955,678)		32,193,460	California - 4.0%
			California State, Public School
			Improvements, Build America
Asset-Backed Securities - 10.5%			Bonds, Taxable, GO
AEP Texas Central Transition Funding,			6.200%, 10/01/19	4,000,000	4,695,640
Ser 2012-1, Cl A1			Los Angeles, Department of Water &
0.880%, 12/01/18	4,811,428	4,814,512	Power Revenue, Build America
Ally Master Owner Trust,			Bonds, Taxable, RB
Ser 2011-1, Cl A2			6.574%, 07/01/45	2,900,000	3,659,133
2.150%, 01/15/16	2,500,000	2,516,765	Metropolitan Water District of
ARI Fleet Lease Trust,			Southern California, Build America
Ser 2012-B, Cl A (A) (D)			Bonds, Taxable, RB
0.491%, 01/15/21	3,369,912	3,363,795	6.947%, 07/01/40	5,000,000	5,800,950
Avis Budget Rental Car Funding
AESOP, (A)					14,155,723
Ser 2011-1A, Cl A			Total Taxable Municipal Bonds
1.850%, 11/20/14	1,400,000	1,403,356
Ser 2011-2A, Cl A			(Cost $12,614,624)		14,155,723
2.370%, 11/20/14	3,000,000	3,046,680
CAL Funding II,
Ser 2012-1A, Cl A (A)			Senior Loan Note - 0.3%
3.470%, 10/25/27	1,850,000	1,847,245	Consumer Staples - 0.3%
Centerpoint Energy Transition Bond,			H.J. Heinz, Term Loan
Ser 2005-A, Cl A3			3.250%, 06/07/19 (D)	1,000,000	1,005,417
5.090%, 08/01/15	581,401	588,917	Total Senior Loan Note
Enterprise Fleet Financing,
Ser 2013-1, Cl A2 (A)			(Cost $993,817)		1,005,417
0.680%, 09/20/18	2,750,000	2,742,704
Hertz Vehicle Financing,
Ser 2011-1A, Cl A1 (A)			Registered Investment Company - 1.7%
2.200%, 03/25/16	3,500,000	3,560,501	Dreyfus Cash Management	5,979,569	5,979,569
Oncor Electric Delivery Transition			Total Registered Investment Company
Bond, Ser 2004-1, Cl A3
5.290%, 05/15/18	2,646,516	2,833,030	(Cost $5,979,569)		5,979,569
SLM Student Loan Trust,			Total Investments - 99.9%
Ser 2011-2, Cl A1 (D)
0.790%, 11/25/27	4,036,860	4,036,860	(Cost $343,848,683)		351,346,107
Volkswagen Auto Loan Enhanced			Other Assets & Liabilities, Net - 0.1%
Trust, Ser 2011-1, Cl A4					258,910
1.980%, 09/20/17	2,425,000	2,461,867
			Net Assets - 100.0%		$351,605,017

The accompanying notes are an integral part of the financial statements.

HIGHMARK® FUNDS 69

schedule of investments
July 31, 2013
bond fund (concluded)

(A)	Securities sold within the terms of a private placement memorandum,	ARM	- Adjustable Rate Mortgage
	exempt from registration under Section 3a-4, 4(2) or 144A of the	Cl	- Class
	Securities Act of 1933, as amended, and may be sold only to the dealers	CMO	- Collateralized Mortgage Obligation
	in that program or other “accredited investors”. The value of these	FHLMC	- Federal Home Loan Mortgage Corporation
	securities as of July 31, 2013 was $24,473,852 and represented 7.0% of	FNMA	- Federal National Mortgage Association
	net assets.	GNMA	- Government National Mortgage Association
(B)	The issuer is in default of certain debt covenants. Income is not being	GO	- General Obligation
	accrued. As of July 31, 2013, the value of this security amounted to	MTN	- Medium Term Note
	$995,000, which represents 0.3% of net assets.	PLC	- Public Liability Company
(C)	Security considered illiquid. The total value of such security as of July 31,	RB	- Revenue Bond
	2013 was $437,280 and represented 0.1% of net assets.	REMIC	- Real Estate Mortgage Investment Conduit
(D)	Floating rate security. Rate disclosed is as of July 31, 2013. For senior	Ser	- Series
loan notes, the rate shown may represent a weighted average
interest rate.

A summary of the inputs used to value the Fund’s net assets as of July 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Total Fair Value at 07/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Corporate Obligations	$193,794,895	$—	$193,794,895	$—
Mortgage-Backed Securities	23,624,086	—	23,624,086	—
U.S. Government Agency Obligations	6,995,152	—	6,995,152	—
U.S. Government Agency Mortgage-Backed Obligations	36,535,840	—	36,535,840	—
U.S. Treasury Obligations	32,193,460	—	32,193,460	—
Asset-Backed Securities	37,061,965	—	37,061,965	—
Taxable Municipal Bonds	14,155,723	—	14,155,723	—
Senior Loan Note	1,005,417	—	1,005,417	—
Registered Investment Company	5,979,569	5,979,569	—	—

Total:	$351,346,107	$5,979,569	$345,366,538	$—

The accompanying notes are an integral part of the financial statements.

70 HIGHMARK® FUNDS

schedule of investments
July 31, 2013
california intermediate tax-free bond fund

Description	Par	Value	Description	Par	Value

Municipal Bonds - 98.2%			Municipal Bonds - (continued)
California - 98.2%			California - (continued)
Alhambra, Unified School District,			California State, GO
Election 2004, Ser B, GO			5.000%, 12/01/17 (A)	$1,545,000	$1,736,256
5.250%, 08/01/23 (A)	$1,150,000	$1,269,198	5.000%, 11/01/24 (A)	2,000,000	2,198,800
Ser A, GO			AMBAC Insured
5.000%, 08/01/20	495,000	572,413	5.000%, 11/01/17	1,000,000	1,158,080
5.000%, 08/01/21	450,000	516,672	Various Purposes
Atascadero Unified School District,			5.250%, 10/01/21 (A)	1,000,000	1,144,080
Election 2010, Ser A, GO,			5.625%, 04/01/25 (A)	2,030,000	2,266,191
AGM Insured			California State, Public Works Board,
5.250%, 08/01/25 (A)	345,000	382,684	Regents of the University of
Bay Area Toll Authority,			California Ser G, RB
San Francisco Bay Area, RB			5.000%, 12/01/17	1,525,000	1,764,516
5.000%, 04/01/24 (A)	635,000	723,729	5.000%, 12/01/21	1,000,000	1,169,410
Ser F-1, RB			California State, University,
5.250%, 04/01/23 (A)	1,695,000	1,970,166	Systemwide, Ser A, RB
Bay Area Water Supply &			5.250%, 11/01/22 (A)	255,000	285,437
Conservation Agency, Ser A, RB			5.000%, 11/01/25 (A)	945,000	1,025,070
4.000%, 10/01/19	845,000	955,137	5.000%, 11/01/26 (A)	1,500,000	1,612,815
Burlingame, Elementary School			Campbell, Unified High School
District, GO, AGM Insured			District, GO
5.250%, 07/15/16	795,000	899,209	5.250%, 08/01/25 (A)	695,000	774,119
California State, Department of			Cerritos Community College District,
Water Resources,			Election 2004, Ser C, GO
Central Valley Project,			5.250%, 08/01/24 (A)	450,000	508,685
Ser AC, RB,			5.250%, 08/01/25 (A)	750,000	835,380
National-RE Insured			Chaffey Community College District,
5.000%, 12/01/14 (A)	1,540,000	1,638,237	Election 2002, Ser E, GO
RB, National-RE Insured,			5.000%, 06/01/23 (A)	1,000,000	1,151,860
Prerefunded @ 100			Chaffey, Unified High School District,
5.000%, 12/01/14 (A) (B)	85,000	90,422	GO, National-RE FGIC Insured
Central Valley Project, Ser AE, RB			5.000%, 08/01/15	1,100,000	1,199,033
5.000%, 12/01/22 (A)	3,085,000	3,541,981	Chino Valley Unified School District,
ETM, RB, AGM Insured			Election 2002, Ser A, GO
5.500%, 12/01/14	10,000	10,704	5.000%, 08/01/23 (A)	975,000	1,102,150
Power Supply Revenue, RB,			Citrus Community College District,
Ser H, AGM Insured			Election 2004, Ser C, GO
5.000%, 05/01/21 (A)	1,485,000	1,698,112	5.250%, 06/01/25 (A)	545,000	606,699
5.000%, 05/01/22 (A)	1,705,000	1,943,018	Corona-Norca Unified School District,
Subuser F5			Election 2006, Ser A, GO,
5.000%, 05/01/22 (A)	1,325,000	1,508,671	AGM Insured
RB, AGM Insured			5.000%, 08/01/17	505,000	579,073
5.500%, 12/01/14	1,450,000	1,550,615	Ser E, GO
California State, Economic Recovery			5.000%, 08/01/16	920,000	1,030,961
Ser A, GO			Desert Sands Unified School District,
5.000%, 07/01/20 (A)	555,000	649,966	Election 2001, GO
Ser A, GO, National-RE Insured			5.750%, 08/01/19 (A)	865,000	1,028,900
5.000%, 07/01/15 (A)	1,250,000	1,303,625	5.250%, 08/01/20 (A)	610,000	702,525
Ser A, GO, State Guaranteed			5.250%, 08/01/22 (A)	800,000	917,840
5.250%, 07/01/21 (A)	4,000,000	4,700,960	5.500%, 08/01/25 (A)	540,000	614,207
California State, Educational Facilities			El Camino, Community
Authority, Santa Clara			College, GO,
University, RB			5.000%, 08/01/21	1,250,000	1,477,237
5.250%, 04/01/23 (A)	250,000	276,355
5.250%, 04/01/24 (A)	695,000	762,123

The accompanying notes are an integral part of the financial statements.
HIGHMARK® FUNDS 71

schedule of investments
July 31, 2013
california intermediate tax-free bond fund (continued)

Description	Par	Value	Description	Par	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
California - (continued)			California - (continued)
AGM Insured			Los Angeles Harbor Department,
5.000%, 08/01/16 (A)	$1,000,000	$1,087,680	Ser A, RB
Fallbrook, Union Elementary School			5.000%, 08/01/20 (A)	$2,090,000	$2,408,265
District, Election 2002, Ser A, GO			5.250%, 08/01/21 (A)	350,000	400,613
5.000%, 08/01/23 (A)	720,000	826,574	Los Angeles,
Fontana Unified School District,			Ser A, GO
Ser A, GO, AGM Insured			5.000%, 09/01/23 (A)	2,515,000	2,886,566
5.250%, 08/01/19 (A)	40,000	41,867	5.000%, 09/01/24 (A)	950,000	1,076,702
Gavilan, Joint Community College			Ser A, GO, National-RE Insured
District, GO			5.000%, 09/01/24 (A)	1,430,000	1,576,303
5.000%, 08/01/21	1,000,000	1,176,240	Ser B, GO, AGM Insured
Gilroy, Unified School District,			5.000%, 09/01/16 (A)	1,080,000	1,174,997
Election 2008, Ser A, GO			Los Angeles, Community College
5.250%, 08/01/22 (A)	1,945,000	2,214,577	District,
6.000%, 08/01/25 (A)	1,400,000	1,686,244	Election 2001, Ser A, GO,
Grant, Joint Union High School			National-RE FGIC Insured
District, Election 2006, GO,			5.000%, 08/01/23 (A)	500,000	560,810
AGM Insured			Election 2003, Ser E, GO, AGM
5.000%, 08/01/21 (A)	975,000	1,083,537	Insured
Hayward, Unified School District, GO			5.000%, 08/01/17 (A)	1,000,000	1,118,540
5.000%, 08/01/25 (A)	1,000,000	1,073,510	5.000%, 08/01/23 (A)	1,360,000	1,511,762
Imperial Irrigation District,			Election 2008, Ser A, GO
Ser B, RB			5.500%, 08/01/22 (A)	1,695,000	1,974,726
5.000%, 11/01/26 (A)	1,000,000	1,065,680	5.500%, 08/01/24 (A)	1,200,000	1,383,276
Ser C, RB			Los Angeles, Department of Airports,
5.000%, 11/01/26 (A)	1,600,000	1,705,088	RB International Airport,
Kern High School District, GO			Ser A
4.000%, 08/01/18	430,000	481,819	5.000%, 05/15/23 (A)	1,000,000	1,108,980
4.000%, 08/01/19	605,000	678,429	Ser C
5.000%, 08/01/22	500,000	579,650	5.250%, 05/15/21 (A)	1,000,000	1,140,510
Lincoln Unified School District, GO			Ser D
4.000%, 08/01/19	500,000	558,255	5.000%, 05/15/24 (A)	1,100,000	1,203,521
Long Beach, Community College			Ser A
District, Election 2008, Ser A, GO			5.250%, 05/15/22 (A)	500,000	567,540
5.000%, 06/01/24 (A)	465,000	514,118	Los Angeles, Department of Water &
Long Beach, Harbor Revenue,			Power,
Ser B, RB,			Ser A, RB
5.000%, 05/15/24 (A)	1,845,000	2,047,046	5.000%, 07/01/18	1,425,000	1,676,840
Long Beach, Unified School District,			5.000%, 07/01/22 (A)	2,380,000	2,758,634
Election 2008, Ser A, GO			Ser A-2, RB,
4.000%, 08/01/14	180,000	186,716	AGM Insured
5.250%, 08/01/24 (A)	200,000	228,016	5.000%, 07/01/25 (A)	2,000,000	2,151,100
5.250%, 08/01/25 (A)	1,640,000	1,860,121	Sub Ser A-2, RB
Ser B, GO			5.000%, 07/01/15	575,000	626,146
5.250%, 08/01/24 (A)	1,570,000	1,774,744	Los Angeles, Unified School District,
Los Angeles County, Public Works			GO,
Financing Authority, Regional Park			Election 2004, Ser F, FGIC Insured
& Open Space, AGM Insured			5.000%, 07/01/19 (A)	680,000	759,723
5.000%, 10/01/13	485,000	488,827	Ser B, AGM Insured
5.000%, 10/01/15	445,000	487,738	5.000%, 07/01/16	2,270,000	2,545,714
Los Angeles County, Sanitation			Ser D
Districts Financing Authority,			5.250%, 07/01/24 (A)	1,000,000	1,166,760
Capital Project, Ser A, RB, AGM			Ser I
Insured			5.000%, 07/01/25 (A)	1,910,000	2,129,917
5.000%, 10/01/21 (A)	245,000	246,958

The accompanying notes are an integral part of the financial statements.

72 HIGHMARK® FUNDS

schedule of investments
July 31, 2013
california intermediate tax-free bond fund (continued)

Description	Par	Value	Description	Par	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
California - (continued)			California - (continued)
Los Angeles, Waste Water System,			Petaluma City, Elementary School
Senior Lien, Ser B, RB,			District, GO
5.000%, 06/01/24 (A)	$1,535,000	$1,752,218	4.000%, 08/01/15	$705,000	$745,721
Manteca, Sewer Revenue,			Port of Oakland, RB, Intermediate
5.000%, 12/01/22	1,580,000	1,780,755	Lien, Ser B, National-RE Insured
Modesto Irrigation District, COP,			5.000%, 11/01/18 (A)	1,875,000	2,113,744
Capital Improvements,			Redding, Electric System Revenue,
Ser A			Ser A, COP, AGM Insured
5.500%, 10/01/25 (A)	1,500,000	1,651,500	5.250%, 06/01/19 (A)	370,000	427,243
Ser A, RB			5.000%, 06/01/22 (A)	1,525,000	1,707,314
5.000%, 07/01/20	535,000	621,312	5.000%, 06/01/24 (A)	1,110,000	1,216,904
5.000%, 07/01/22 (A)	1,525,000	1,728,755	Redwood City, Elementary School
Mount Diablo, Unified School			District, GO, National-RE FGIC
District, GO			Insured
5.000%, 08/01/23 (A)	2,125,000	2,375,219	5.500%, 08/01/14	1,060,000	1,112,322
5.000%, 08/01/26 (A)	300,000	322,458	Riverside, Community College, GO,
Election 2002, Ser B			AGM Insured
5.000%, 07/01/20	1,145,000	1,351,272	5.000%, 08/01/19 (A)	1,750,000	1,903,440
Election 2002, Ser B-2			Sacramento, Municipal Utility
5.000%, 07/01/24 (A)	2,000,000	2,226,420	District, RB, Electric Power & Light
North Orange County, Community			Revenues,
College District, GO,			Ser R, National-RE Insured
National-RE Insured			5.000%, 08/15/15	1,790,000	1,952,747
5.000%, 08/01/15	1,070,000	1,167,006	5.000%, 08/15/16 (A)	300,000	300,555
5.000%, 08/01/23 (A)	2,895,000	3,157,577	5.000%, 08/15/22 (A)	325,000	325,601
Northern California Transmission			Ser U, AGM Insured
Agency Revenue, California-			5.000%, 08/15/23 (A)	1,690,000	1,886,733
Oregon Transmission Project,			5.000%, 08/15/24 (A)	595,000	658,249
Ser A, RB			Ser X
5.000%, 05/01/22 (A)	1,175,000	1,293,029	5.000%, 08/15/18	1,000,000	1,168,440
Ohlone Community College			Sacramento, Unified School
District, GO			District, GO
5.000%, 08/01/22	705,000	828,255	5.000%, 07/01/19	1,140,000	1,317,897
Orange County, Sanitation District,			San Bernardino County,
Ser B, COP, AGM Insured			Community College District, GO,
5.000%, 02/01/17	530,000	601,052	AGM Insured
5.000%, 02/01/21 (A)	500,000	561,165	5.000%, 08/01/15	1,045,000	1,137,326
5.000%, 02/01/23 (A)	2,615,000	2,929,192	Election 2008, Ser A,
5.000%, 02/01/25 (A)	1,200,000	1,336,308	6.250%, 08/01/24 (A)	1,055,000	1,306,976
Orange County, Water District, Ser B,			Ser A
COP, National-RE Insured			4.000%, 08/01/18	405,000	454,430
5.000%, 08/15/24 (A)	750,000	798,263	5.000%, 08/01/20	1,000,000	1,183,340
Pajaro Valley Unified School District,			San Diego County, Water
GO, AGM Insured			Authority, COP,
5.250%, 08/01/21 (A)	500,000	547,835	Ser 2008 A, AGM Insured
Ser A			5.000%, 05/01/20 (A)	1,030,000	1,168,669
4.000%, 08/01/19	500,000	557,955	Ser A, AGM Insured
Paramount, Unified School District,			5.000%, 05/01/26 (A)	365,000	388,681
GO, AGM Insured			Ser A, National-RE FGIC Insured
5.000%, 09/01/15	1,000,000	1,084,560	5.250%, 05/01/16	1,325,000	1,481,588
Peralta, Community College			Ser A, Prerefunded @ 100, AGM
District, GO			Insured
5.000%, 08/01/20	2,240,000	2,617,418	5.000%, 05/01/15 (A) (B)	2,155,000	2,325,978

The accompanying notes are an integral part of the financial statements.

HIGHMARK® FUNDS 73

schedule of investments
July 31, 2013
california intermediate tax-free bond fund (continued)

Description	Par	Value	Description	Par	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
California - (continued)			California - (continued)
San Diego, Community College			San Juan, Unified School District,
District, GO			Election 2002, GO, AGM Insured
5.000%, 08/01/20	$500,000	$595,965	5.000%, 08/01/26 (A)	$1,560,000	$1,677,920
5.000%, 08/01/21	400,000	475,592	Election 2002, Ser A, GO,
5.000%, 08/01/24 (A)	2,000,000	2,279,860	National-RE Insured
San Diego, Public Facilities Financing			5.000%, 08/01/25 (A)	2,200,000	2,305,138
Authority,			Ser C, GO
Sewer Authority, Ser A, RB			5.000%, 08/01/19	625,000	737,362
5.250%, 05/15/26 (A)	1,675,000	1,890,556	San Lorenzo, Unified School District,
Sewer Authority, Ser B, RB			Election 2008, Ser A, GO
5.500%, 05/15/23 (A)	3,725,000	4,357,281	5.000%, 08/01/22 (A)	325,000	358,761
Water Authority, Ser B, RB			San Mateo, County, Transit District,
5.000%, 08/01/21 (A)	1,000,000	1,160,310	Sales Tax Revenue, Ser A, RB,
San Francisco City & County,			National-RE Insured
Airport Commission, International			5.250%, 06/01/16	2,150,000	2,404,710
Airport, Second Series, Issue 32F,			San Mateo, Joint Powers Financing
RB, National-RE FGIC Insured			Authority, Lease Revenue, Capital
5.000%, 05/01/22 (A)	2,000,000	2,191,940	Projects, Ser A, RB
5.250%, 05/01/19	2,150,000	2,550,050	5.250%, 07/15/24 (A)	1,000,000	1,101,640
Earthquake Safety,			San Rafael, Elementary School
Ser E, GO			District, GO
5.000%, 06/15/26 (A)	2,815,000	3,080,989	5.000%, 08/01/24 (A)	325,000	362,642
General Hospital,			Santa Clara, Valley Transportation
Ser A, GO			Authority, Measure A, Ser A, RB,
5.250%, 06/15/24 (A)	250,000	286,523	AMBAC Insured
Public Utilities Commission,			5.000%, 04/01/25 (A)	400,000	435,036
Water Revenue,			Santa Cruz, Elementary School
Ser A, RB, AGM Insured			District, GO
5.000%, 11/01/23 (A)	1,000,000	1,101,680	4.000%, 08/01/17	875,000	967,286
Ser D, RB			Santa Maria, Joint Unified High
5.000%, 11/01/26 (A)	3,075,000	3,390,126	School District,
Ser R1, GO			GO, AMBAC Insured
5.000%, 06/15/24 (A)	755,000	861,395	5.000%, 08/01/17 (A)	500,000	554,780
San Francisco Unified School District,			Ser A, ETM, GO, AGM Insured
Prop A, Election 2006, Ser B, GO			5.500%, 08/01/15	510,000	561,546
5.250%, 06/15/23 (A)	950,000	1,097,411	Santa Rosa, High School District, GO,
San Francisco, Bay Area Rapid Transit,			AGM Insured
Sales Tax Revenue, Ser A			5.000%, 08/01/24 (A)	1,090,000	1,188,438
5.000%, 07/01/23 (A)	500,000	576,035	Shasta-Tehama-Trinity, Joint
San Francisco, Community College			Community College District, GO
District, Election 2001, Ser B, GO,			5.000%, 08/01/26 (A)	560,000	596,411
National-RE Insured			Southern California, Public Power
5.000%, 06/15/20 (A)	2,085,000	2,113,544	Authority,
San Joaquin County, Delta			Power Project Revenue, Canyon
Community College District,			Power, Ser A, RB
Election 2004, Ser A, GO,			5.000%, 07/01/25 (A)	3,065,000	3,380,756
AGM Insured			Transmission Project Revenue, Sub
4.500%, 08/01/15	1,050,000	1,132,341	Southern Transmission, Ser A, RB
San Jose, Unified School District,			5.000%, 07/01/23 (A)	1,200,000	1,345,428
Election 2002, Ser C, GO, National-			State Center Community College
RE FGIC Insured			District, GO
5.000%, 08/01/20 (A)	835,000	929,747	5.000%, 08/01/20	1,000,000	1,173,410

The accompanying notes are an integral part of the financial statements.

74 HIGHMARK® FUNDS

schedule of investments
July 31, 2013
california intermediate tax-free bond fund (continued)

Description	Par	Value	Description	Shares	Value

Municipal Bonds - (continued)			Registered Investment Company - 0.5%
California - (continued)			BlackRock Liquidity Funds, California
Stockton, Unified School District,			Money Fund	1,149,504	$1,149,504
Election 2005, GO, AGM Insured
5.000%, 08/01/16	$645,000	$713,067	Total Registered Investment Company
Torrance, Unified School District,			(Cost $1,149,504)		1,149,504
Election 2008, Measure Z, GO
5.500%, 08/01/25 (A)	1,000,000	1,137,420	Total Investments - 98.7%
University of California, Limited			(Cost $220,213,889)		227,554,055
Project,
Ser G, RB			Other Assets & Liabilities, Net - 1.3%		3,083,032
5.000%, 05/15/24 (A)	2,270,000	2,574,793
5.000%, 05/15/25 (A)	825,000	921,962	Net Assets - 100.0%		$230,637,087
Ser O, RB
5.500%, 05/15/22 (A)	2,000,000	2,362,060
Upland Unified School District, GO			(A)	These securities are subject to a demand feature which reduces the effective maturity.
5.000%, 08/01/25 (A)	500,000	550,870	(B)	Prerefunded security - The maturity date shown is the prerefunded date.
Vista Unified School District, GO
5.000%, 08/01/21	500,000	581,050	AGM	- Assured Guaranty Municipal Corporation
5.000%, 08/01/22	500,000	577,090	AMBAC	- American Municipal Bond Assurance Corporation
5.000%, 08/01/24 (A)	300,000	335,508	COP	- Certificates of Participation
			ETM	- Escrowed to Maturity
Total Municipal Bonds			FGIC	- Financial Guaranty Insurance Corporation
(Cost $219,064,385)		226,404,551	GO	- General Obligation
			RB	- Revenue Bond
			Ser	- Series

A summary of the inputs used to value the Fund’s net assets as of July 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Total Fair Value at 07/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Municipal Bonds	$226,404,551	$—	$226,404,551	$—
Registered Investment Company	1,149,504	1,149,504	—	—

Total:	$227,554,055	$1,149,504	$226,404,551	$—

The accompanying notes are an integral part of the financial statements.

HIGHMARK® FUNDS 75

schedule of investments
July 31, 2013
national intermediate tax-free bond fund

Description	Par	Value	Description	Par	Value

Municipal Bonds - 96.1%			Municipal Bonds - (continued)
Alaska - 4.6%			California - (continued)
Alaska State, International Airports			San Francisco City & County, Airport
System, Ser D, RB,			Commission, International Airport,
National-RE Insured			Second Series, Issue 32F, RB,
5.000%, 10/01/22 (A)	$2,055,000	$2,255,753	National-RE FGIC Insured
Anchorage, City of Anchorage			5.250%, 05/01/19	$1,000,000	$1,186,070
Schools, Ser B, GO,			San Jose, Redevelopment Agency, TA,
5.000%, 08/01/24 (A)	1,000,000	1,110,950	Unrefunded, National-RE Insured
National-RE FGIC Insured			6.000%, 08/01/15	775,000	831,838
5.000%, 09/01/17	580,000	668,897	Torrance, Unified School District,
		4,035,600	Election of 2008, Measure Y, GO
Arizona - 2.4%			5.500%, 08/01/25 (A)	775,000	881,501
Phoenix, GO, Ser A					17,091,590
6.250%, 07/01/17	1,025,000	1,225,736	Connecticut - 4.1%
Tucson, Water System Revenue, RB			Connecticut State, Ser D, GO
5.000%, 07/01/21 (A)	775,000	873,006	5.000%, 11/01/19	2,220,000	2,624,129
		2,098,742	Ser F, GO
California - 19.3%			5.000%, 12/01/20 (A)	905,000	1,016,713
Apple Valley Unified School District,					3,640,842
GO, BAM Insured			Florida - 4.0%
4.000%, 08/01/20	425,000	463,802	Florida State, Board of Education,
California State, Department of			Public Education, GO Capital
Water Resources, Power Supply			Outlay, Ser A
Revenue, RB, Ser H, AGM Insured			5.000%, 06/01/18	525,000	612,407
5.000%, 05/01/22 (A)	1,000,000	1,139,600	Capital Outlay, Ser C
California State, GO Various Purposes			5.000%, 06/01/19	500,000	589,640
5.250%, 10/01/21 (A)	1,000,000	1,144,080	Ser D
5.625%, 04/01/25 (A)	1,250,000	1,395,438	5.000%, 06/01/22 (A)	2,000,000	2,319,720
Chico, Unified School District,					3,521,767
Ser B, GO, AGM Insured			Hawaii - 5.9%
5.000%, 08/01/25 (A)	1,625,000	1,768,439	Hawaii State Highway Revenue
Elsinore Valley, Municipal Water			Ser EA, GO
District, COP, National-RE			5.000%, 12/01/19	1,330,000	1,578,949
FGIC Insured			Ser EF, GO
5.375%, 07/01/18	835,000	964,876	5.000%, 11/01/23 (A)	1,090,000	1,275,769
Long Beach, Unified School District,			Honolulu City and County, Ser A, GO
Election 2008, Ser A, GO			5.000%, 04/01/25 (A)	1,080,000	1,203,336
5.250%, 08/01/24 (A)	525,000	598,542	University of Hawaii Revenue,
5.250%, 08/01/25 (A)	1,000,000	1,134,220	Ser A, RB
Los Angeles, Ser A, GO			5.500%, 10/01/22 (A)	500,000	571,690
5.000%, 09/01/23 (A)	2,000,000	2,295,480	5.500%, 10/01/23 (A)	500,000	589,355
Unified School District, Ser I, GO					5,219,099
5.000%, 07/01/25 (A)	1,000,000	1,115,140
Redding, Electric System Revenue,
Ser A, COP, AGM Insured
5.000%, 06/01/22 (A)	1,000,000	1,119,550
San Bernardino County, Community
College District, GO, Election 2002,
Ser A, Prerefunded @ 100
6.250%, 08/01/18 (A) (B)	850,000	1,053,014

The accompanying notes are an integral part of the financial statements.

76 HIGHMARK® FUNDS

schedule of investments
July 31, 2013
national intermediate tax-free bond fund (continued)

Description	Par	Value	Description	Par	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
Idaho - 5.4%			Nevada - 3.3%
Idaho State, Housing & Finance			Clark County, Limited Tax-Bond
Association, Grant & Revenue			Bank, GO
Anticipation, Federal Highway			5.000%, 06/01/25 (A)	$2,620,000	$2,889,231
Trust, RB, National-RE Insured
5.000%, 07/15/15	$1,000,000	$1,083,180	New Jersey - 4.8%
Ser A, RB			New Jersey State, Ser L, GO,
5.000%, 07/15/22 (A)	580,000	641,149	AMBAC Insured
5.250%, 07/15/24 (A)	1,750,000	1,920,380	5.250%, 07/15/16	1,335,000	1,505,266
Twin Falls County, School District			New Jersey State, Transportation
No. 411, GO, National-RE Insured			Trust Fund Authority, RB
5.000%, 09/15/16	1,000,000	1,127,480	Ser A
		4,772,189	5.250%, 12/15/21	760,000	884,420
Illinois - 8.0%			5.500%, 12/15/22	1,020,000	1,198,388
Chicago Project & Refunding,			Ser C, AGM Insured
Ser A, GO			5.500%, 12/15/17	580,000	679,928
5.250%, 01/01/21 (A)	1,020,000	1,095,888			4,268,002
Ser A, GO, AGM Insured			New York - 5.5%
5.000%, 01/01/23 (A)	1,075,000	1,098,994	New York City, GO, AGM Insured
Ser C, GO			Fiscal 2008, SubSer C-1
5.000%, 01/01/23 (A)	1,285,000	1,345,703	5.000%, 10/01/24 (A)	1,205,000	1,345,117
Chicago, Board of Education,			Ser M, Unrefunded
Dedicated Revenues, Ser B, GO,			5.000%, 04/01/15	645,000	694,852
AMBAC Insured			ETM
5.000%, 12/01/23 (A)	1,375,000	1,424,610	5.000%, 04/01/15	405,000	435,950
Chicago, O’Hare International Airport			New York City, Transitional Finance
Revenue, Ser B, RB, AGM Insured			Authority, Subordinated Future Tax
5.000%, 01/01/19 (A)	1,930,000	2,099,589	Secured, RB Ser C
		7,064,784	5.000%, 11/01/17	550,000	636,328
Maryland - 0.6%			New York State, Thruway Authority,
Maryland State, State & Local			RB Second Highway and Bridge
Facilities-3rd, Ser A, GO			Trust Fund, Ser B
5.000%, 11/01/18	475,000	563,184	5.000%, 04/01/21 (A)	1,075,000	1,224,092
Massachusetts - 3.9%			Transportation, Ser A,
Massachusetts State, Bay			5.000%, 03/15/18	430,000	500,679
Transportation Authority, Ser A,					4,837,018
RB
5.250%, 07/01/18	600,000	710,022	Oregon - 1.7%
Consolidated Loan, Ser B, GO			Portland, Sewer System Revenue,
5.000%, 08/01/17	650,000	747,266	Second Lien, Ser B, RB, AGM
Massachusetts State, Water Resources			Insured
Authority, RB, Ser A,			5.000%, 06/15/23 (A)	1,320,000	1,505,315
National-RE Insured
5.250%, 08/01/16	1,310,000	1,482,737	Pennsylvania - 1.9%
Ser B			Commonwealth of Pennsylvania, GO
5.000%, 08/01/19	415,000	490,559	First Ser
		3,430,584	5.000%, 07/01/17	385,000	442,492
Minnesota - 1.2%			First Ser A
Minnesota State, Ser A, GO			5.000%, 11/01/18 (A)	1,050,000	1,208,392
5.000%, 10/01/20	855,000	1,022,127			1,650,884

The accompanying notes are an integral part of the financial statements.

HIGHMARK® FUNDS 77

schedule of investments
July 31, 2013
national intermediate tax-free bond fund (continued)

Description	Par	Value	Description	Par/Shares	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
Texas - 11.3%			Washington - 4.8%
Houston, Texas Utility System			King & Pierce County School District
Revenue, RB, Combined First Lien,			No. 408, GO, School Board
Ser A, AGM Insured			Guarantee
5.250%, 11/15/17	$1,135,000	$1,325,748	5.000%, 12/01/21 (A)	$1,000,000	$1,152,310
Combined First Lien, Ser D			Pierce County, GO, AMBAC Insured
5.000%, 11/15/19	1,800,000	2,122,848	5.125%, 08/01/16 (A)	1,375,000	1,490,032
Lamar Consolidated Independent			Washington State, Ser A, GO
School District, Schoolhouse, GO,			5.000%, 07/01/19 (A)	1,425,000	1,613,670
PSF Insured					4,256,012
5.000%, 02/15/17	800,000	910,880	Total Municipal Bonds
Lower Colorado River Authority, RB			(Cost $81,521,916)		84,923,528
5.000%, 05/15/21 (A)	990,000	1,110,107
5.000%, 05/15/22 (A)	805,000	888,801	Registered Investment Company - 2.8%
5.000%, 05/15/23 (A)	90,000	98,294	Dreyfus Cash Management	2,457,902	2,457,902
Prerefunded @ 100 (A) (B)			Total Registered Investment Company
5.000%, 05/15/19	5,000	5,889	(Cost $2,457,902)		2,457,902
5.000%, 05/15/19	60,000	70,667
5.000%, 05/15/19	35,000	41,222	Total Investments - 98.9%
5.000%, 05/15/19	10,000	11,778	(Cost $83,979,818)		87,381,430
5.000%, 05/15/19	5,000	5,889
5.000%, 05/15/19	5,000	5,889	Other Assets & Liabilities, Net - 1.1%		934,357
North East Independent School
District, Ser A, GO, PSF Insured			Net Assets - 100.0%		$88,315,787
5.000%, 08/01/17	650,000	749,190
San Antonio, Water Revenue, RB,
National-RE FGIC Insured			(A)	These securities are subject to a demand feature which reduces the effective maturity date.
5.000%, 05/15/17	1,000,000	1,144,330	(B)	Prerefunded security - The maturity date shown is the prerefunded date.
Texas State, University Systems
Financing Revenue, RB			AGM	- Assured Guaranty Municipal Corporation
5.250%, 03/15/21 (A)	1,280,000	1,474,342	AMBAC	- American Municipal Bond Assurance Corporation
		9,965,874	BAM	- Build America Mutual
Utah - 1.8%			COP	- Certificates of Participation
Utah State, Board of Regents			ETM	- Escrowed to Maturity
Auxilliary & Campus Facilities			FGIC	- Financial Guaranty Insurance Corporation
Revenue, Ser A, RB,			GO	- General Obligation
National-RE Insured			PSF	- Priority Solidarity Fund
5.000%, 04/01/17 (A)	1,525,000	1,631,353	RB	- Revenue Bond
			Ser	- Series
Virginia - 1.6%			TA	- Tax Allocation
City of Newport News, Ser A, GO
5.000%, 07/01/24 (A)	785,000	879,271
Fairfax County, Public Improvements,
Ser A, GO State Aid Withholding
5.000%, 04/01/19 (A)	500,000	580,060
		1,459,331

A summary of the inputs used to value the Fund's net assets as of July 31, 2013 is as follows (see Note 2—significant accounting policies in the notes to financial statements):

	Total Fair Value at 07/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Municipal Bonds	$84,923,528	$—	$84,923,528	$—
Registered Investment Company	2,457,902	2,457,902	—	—

Total:	$87,381,430	$2,457,902	$84,923,528	$—

The accompanying notes are an integral part of the financial statements.

78 HIGHMARK® FUNDS

schedule of investments
July 31, 2013
short term bond fund

Description	Par	Value	Description	Par	Value

Corporate Obligations - 52.9%			Corporate Obligations - (continued)
Consumer Discretionary - 1.7%			Financials - (continued)
Comcast			Capital One Financial
5.300%, 01/15/14	$1,150,000	$1,173,850	1.000%, 11/06/15	$2,000,000	$1,986,322
Macy’s Retail Holdings			Citigroup
7.875%, 07/15/15	1,000,000	1,128,958	1.750%, 05/01/18	2,250,000	2,172,915
Time Warner Cable			Fifth Third Bank
7.500%, 04/01/14	400,000	417,158	1.450%, 02/28/18	1,550,000	1,505,624
		2,719,966	Ford Motor Credit
Consumer Staples - 3.9%			3.875%, 01/15/15	1,450,000	1,496,087
Anheuser-Busch Inbev Worldwide			General Electric Capital, MTN
0.800%, 07/15/15	1,200,000	1,203,496	2.300%, 04/27/17	2,250,000	2,282,924
Heineken (A)			JPMorgan Chase
0.800%, 10/01/15	1,200,000	1,194,920	5.125%, 09/15/14	500,000	522,677
Kellogg			Lehman Brothers Holdings, MTN (B)
1.125%, 05/15/15	1,700,000	1,710,965	0.000%, 12/01/49	500,000	124,375
Walgreen			NASDAQ OMX Group
1.800%, 09/15/17	2,250,000	2,246,328	5.250%, 01/16/18	750,000	811,916
		6,355,709	PACCAR Financial, MTN
Energy - 5.2%			0.800%, 02/08/16	1,210,000	1,207,137
Energy Transfer Partners			Toronto-Dominion Bank, MTN
8.500%, 04/15/14	522,000	549,054	1.400%, 04/30/18	950,000	925,147
Enterprise Products Operating			Wachovia
3.200%, 02/01/16	1,750,000	1,841,502	4.875%, 02/15/14	2,000,000	2,045,824
Kinder Morgan Energy Partners			Wells Fargo
5.000%, 12/15/13	1,332,000	1,352,368	1.500%, 01/16/18	1,000,000	977,098
Petrobras International Finance			Westpac Banking
3.875%, 01/27/16	2,000,000	2,063,444	2.250%, 07/30/18	1,050,000	1,047,969
Petrohawk Energy					33,688,602
7.875%, 06/01/15	1,800,000	1,831,500	Foreign Government - 0.5%
7.250%, 08/15/18	900,000	985,500	Mexico Government
		8,623,368	International Bond
Financials - 20.5%			5.875%, 02/17/14	750,000	769,500
American Express Credit, MTN
1.750%, 06/12/15	2,000,000	2,033,051	Health Care - 7.9%
American International Group			AbbVie (A)
4.250%, 09/15/14	1,875,000	1,942,598	1.200%, 11/06/15	2,600,000	2,609,871
Bank of America, MTN			Baxter International
7.375%, 05/15/14	1,500,000	1,575,225	0.950%, 06/01/16	2,125,000	2,128,211
Bank of New York Mellon, MTN			Boston Scientific
1.350%, 03/06/18	2,500,000	2,432,205	5.450%, 06/15/14	1,000,000	1,037,880
Bank of Nova Scotia			Gilead Sciences
1.450%, 04/25/18	800,000	778,097	3.050%, 12/01/16	1,500,000	1,590,320
BB&T, MTN (C)			2.400%, 12/01/14	350,000	357,447
1.133%, 06/15/18	1,800,000	1,800,860	McKesson
Berkshire Hathaway Finance			0.950%, 12/04/15	1,575,000	1,578,663
1.600%, 05/15/17	1,800,000	1,811,120	Merck (C)
BP Capital Markets PLC			0.634%, 05/18/18	2,050,000	2,052,903
3.875%, 03/10/15	1,250,000	1,314,379	UnitedHealth Group
1.375%, 11/06/17	750,000	735,452	0.850%, 10/15/15	1,100,000	1,102,175
Canadian Imperial Bank of Commerce			Wellpoint
1.350%, 07/18/16	2,150,000	2,159,600	6.000%, 02/15/14	475,000	488,421
					12,945,891

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 79

schedule of investments
July 31, 2013
short term bond fund (continued)

Description	Par	Value	Description	Par	Value

Corporate Obligations - (continued)			U.S. Government Agency Mortgage-Backed
Industrial - 1.7%			Obligations - 17.6%
Continental Airlines Pass Through			FHLMC Gold
Trust, Ser 2010-1, Cl A			6.000%, 09/01/13	$265	$265
4.750%, 01/12/21	$892,095	$963,462	6.000%, 04/01/14	3,320	3,362
Delta Air Lines Pass Through Trust,			6.000%, 05/01/14	2,504	2,555
Ser 2011-1, Cl A			6.000%, 05/01/14	2,092	2,135
5.300%, 04/15/19	803,758	872,077	6.000%, 05/01/14	946	965
Ser 2012-1, Cl A			6.000%, 05/01/14	14,464	14,671
4.750%, 05/07/20	964,292	1,031,793	6.000%, 07/01/14	17,881	18,152
		2,867,332	6.000%, 10/01/16	38,040	40,274
			6.000%, 04/01/17	111,819	120,062
Information Technology - 3.6%			6.000%, 04/01/29	44,931	50,070
Hewlett-Packard			6.000%, 04/01/38	228,603	251,746
3.000%, 09/15/16	2,000,000	2,066,401	5.500%, 07/01/15	30,280	31,991
International Business Machines			5.500%, 03/01/17	36,332	38,696
1.250%, 02/06/17	1,000,000	994,169	5.500%, 12/01/17	3,783	4,028
Oracle (C)			5.500%, 02/01/18	48,549	51,819
0.848%, 01/15/19	1,000,000	1,005,340	5.500%, 11/01/18	5,434	5,800
Xerox (C)			5.500%, 10/01/32	275,457	300,030
1.672%, 09/13/13	850,000	850,732	5.500%, 12/01/34	158,638	172,342
1.094%, 05/16/14	1,000,000	999,998	5.000%, 10/01/18	145,432	154,308
		5,916,640	5.000%, 07/01/20	61,822	66,682
			5.000%, 06/01/25	269,722	290,816
Materials - 3.3%			4.500%, 07/01/20	518,358	550,032
Ball			4.500%, 01/01/25	743,708	787,092
7.375%, 09/01/19	1,820,000	1,970,150	4.000%, 07/01/25	604,674	637,605
Ecolab			3.500%, 12/01/25	582,145	609,543
2.375%, 12/08/14	1,225,000	1,248,392	3.500%, 03/01/27	861,514	901,795
1.000%, 08/09/15	500,000	499,812	FHLMC, ARM
Rio Tinto Finance USA			3.476%, 06/01/39	217,826	231,507
1.625%, 08/21/17	1,750,000	1,723,195	2.782%, 03/01/35	149,817	159,593
		5,441,549	2.772%, 11/01/35	1,124,539	1,195,788
			2.464%, 10/01/36	1,275,473	1,357,501
Telecommunication Services - 2.3%			2.456%, 09/01/36	1,013,648	1,077,155
AT&T			2.374%, 12/01/34	1,148,387	1,217,668
0.800%, 12/01/15	1,800,000	1,795,913	2.368%, 01/01/34	218,740	232,419
Cellco Partnership/Verizon Wireless			FHLMC, CMO REMIC,
Capital			5.000%, 05/15/23	519,643	566,080
5.550%, 02/01/14	2,000,000	2,046,238	FNMA
		3,842,151	8.000%, 06/01/30	2,670	3,219
			8.000%, 11/01/30	1,961	2,362
Utilities - 2.3%			6.500%, 06/01/16	15,632	16,428
Exelon Generation			6.500%, 07/01/16	11,658	12,314
5.350%, 01/15/14	1,500,000	1,531,046	6.500%, 11/01/16	11,090	12,154
MidAmerican Energy Holdings, Ser D			6.500%, 01/01/17	13,279	14,171
5.000%, 02/15/14	1,750,000	1,790,962	6.500%, 02/01/17	4,863	5,166
Southern California Edison			6.500%, 04/01/17	19,871	21,265
5.750%, 03/15/14	500,000	515,705	6.500%, 07/01/17	19,520	20,973
		3,837,713	6.000%, 04/01/16	54,975	57,601
			6.000%, 04/01/16	118,575	123,845
Total Corporate Obligations			6.000%, 05/01/16	132,603	137,813
(Cost $87,001,807)		87,008,421	6.000%, 05/01/16	20,634	21,142
			6.000%, 06/01/16	6,201	6,497

The accompanying notes are an integral part of the financial statements.

80 HighMark® Funds

schedule of investments
July 31, 2013
short term bond fund (continued)

Description	Par	Value	Description	Par	Value

U.S. Government Agency Mortgage-Backed			Mortgage-Backed Securities - 4.5%
Obligations - (continued)			Chase Mortgage Finance,
FNMA (continued)			Ser 2004-S1, CI A3
6.000%, 08/01/16	$11,907	$12,543	5.500%, 02/25/19	$101,971	$102,428
6.000%, 10/01/16	31,430	33,194	Credit Suisse First Boston Mortgage
6.000%, 05/01/18	88,490	93,408	Securities, Ser 2004-C2, Cl A2 (C)
5.500%, 07/01/14	10,469	11,071	5.416%, 05/15/36	2,600,000	2,639,900
5.500%, 09/01/14	11,525	12,188	DBUBS Mortgage Trust,
5.500%, 08/01/15	35,950	38,020	Ser 2011-LC1A, Cl A1 (A)
5.500%, 12/01/16	14,865	15,741	3.742%, 11/10/46	1,276,708	1,352,201
5.500%, 01/01/17	104,822	110,993	Master Asset Securitization Trust,
5.500%, 09/01/17	173,078	183,286	Ser 2003-10, Cl 2A1
5.500%, 09/01/17	17,232	18,249	4.500%, 11/25/13	921	920
5.500%, 10/01/17	27,418	29,181	Merrill Lynch Mortgage Investors
5.500%, 11/01/17	44,146	46,746	Trust, Ser 2005-A2, Cl A4 (C)
5.500%, 12/01/17	25,163	26,654	2.546%, 02/25/35	39,075	39,059
5.500%, 02/01/18	3,497	3,715	Morgan Stanley Capital I,
5.500%, 04/01/18	7,489	7,952	Ser 2003-T11, Cl A4
5.500%, 10/01/18	8,514	9,018	5.150%, 06/13/41	15,359	15,348
5.500%, 12/01/18	300,309	318,068	Residential Funding Mortgage
5.500%, 09/01/34	352,842	385,254	Securities I, Ser 2004-S3, Cl A1
5.500%, 01/01/35	277,196	307,140	4.750%, 03/25/19	366,712	375,178
5.140%, 01/01/16	921,261	987,685	Sequoia Mortgage Trust, (C)
5.000%, 05/01/23	662,075	711,801	Ser 2012-1, Cl 2A1
4.500%, 09/01/24	2,045,213	2,175,352	3.474%, 01/25/42	441,245	446,918
4.500%, 04/01/25	576,457	621,912	Ser 2012-2, Cl A2
4.000%, 09/01/20	938,541	993,968	3.500%, 04/25/42	895,838	880,069
3.500%, 09/01/25	1,374,801	1,442,091	Ser 2013-1, Cl 1A1
3.500%, 12/01/25	743,767	780,152	1.450%, 02/25/43	1,282,250	1,237,405
3.500%, 04/01/26	444,111	465,794	Washington Mutual,
3.500%, 07/01/26	447,111	468,946	Ser 2005-8, Cl 1A8
3.000%, 04/01/27	1,962,750	2,021,051	5.500%, 10/25/35	41,584	36,945
FNMA, ARM			Wells Fargo Mortgage Backed
2.661%, 09/01/33	99,496	105,866	Securities Trust,
2.511%, 01/01/36	586,564	622,932	Ser 2003-M, Cl A1 (C)
2.417%, 06/01/34	1,002,775	1,058,766	4.694%, 12/25/33	200,788	201,297
2.306%, 09/01/35	1,434,202	1,507,030	Total Mortgage-Backed Securities
2.288%, 08/01/27	16,989	17,690	(Cost $7,437,221)		7,327,668
1.946%, 01/01/35	395,600	419,086
FNMA, CMO REMIC,			Asset-Backed Securities - 19.1%
Ser 2002-18, Cl PC			AEP Texas Central Transition Funding,
5.500%, 04/25/17	7,558	7,609	Ser 2012-1, Cl A1
Ser 2003-3, Cl BC			0.880%, 12/01/18	2,004,762	2,006,047
5.000%, 02/25/18	206,782	218,033	Ally Auto Receivables Trust,
GNMA, CMO,			Ser 2013-1, Cl A3
Ser 2006-42, Cl B			0.630%, 05/15/17	2,720,000	2,709,884
5.173%, 08/16/46	725,244	769,820	Ally Master Owner Trust,
Ser 2011-20, Cl A			Ser 2011-4, Cl A2
1.883%, 04/16/32	348,286	351,332	1.540%, 09/15/16	300,000	302,333
Total U.S. Government Agency			Ally Master Owner Trust,
Mortgage-Backed Obligations			Ser 2011-1, Cl A2
(Cost $28,672,302)		29,008,834	2.150%, 01/15/16	1,075,000	1,082,209

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 81

schedule of investments
July 31, 2013
short term bond fund (continued)

Description	Par	Value	Description	Par/Shares	Value

Asset-Backed Securities - (continued)			U.S. Treasury Obligations - 4.4%
American Express Credit Account			U.S. Treasury Notes
Secured Note Trust,			1.000%, 05/31/18	$2,250,000	$2,214,140
Ser 2012-4, Cl A (C)			0.750%, 06/15/14	5,000,000	5,026,560
0.431%, 05/15/20	$2,500,000	$2,492,550	Total U.S. Treasury Obligations
ARI Fleet Lease Trust,			(Cost $7,265,730)		7,240,700
Ser 2012-B, Cl A (A) (C)
0.491%, 01/15/21	1,415,363	1,412,794	U.S. Government Agency Obligations - 1.8%
Avis Budget Rental Car Funding			KE Export Leasing 2011-II
AESOP, (A)			(Guaranteed by Export-Import
Ser 2011-1A, Cl A			Bank of the United States) (C)
1.850%, 11/20/14	1,500,000	1,503,596	0.490%, 05/19/24	2,000,000	1,997,526
Ser 2011-2A, Cl A			KE Export Leasing 2013-A
2.370%, 11/20/14	750,000	761,670	(Guaranteed by Export-Import
CAL Funding II,			Bank of the United States) (C)
Ser 2012-1A, Cl A (A)			0.503%, 02/28/25	978,211	975,198
3.470%, 10/25/27	925,000	923,623	Total U.S. Government Agency
Cards II Trust,			Obligations
Ser 2012-4A, Cl A (A) (C)			(Cost $2,978,211)		2,972,724
0.641%, 09/15/17	3,500,000	3,502,380
Centerpoint Energy Transition Bond,			Senior Loan Note - 0.3%
Ser 2008-A, Cl A1			Consumer Staples - 0.3%
4.192%, 02/01/20	982,611	1,034,252	H.J. Heinz, Term Loan
Enterprise Fleet Financing,			3.250%, 06/07/19 (C)	500,000	502,709
Ser 2013-1, Cl A2 (A)			Total Senior Loan Note
0.680%, 09/20/18	2,000,000	1,994,694	(Cost $496,909)		502,709
Ford Credit Auto Owner Trust
Ser 20012-A, Cl A3			Registered Investment Company - 1.1%
0.840%, 08/15/16	1,289,781	1,292,025	Dreyfus Cash Management	1,820,102	1,820,102
Hertz Vehicle Financing,			Total Registered Investment Company
Ser 2011-1A, Cl A1 (A)			(Cost $1,820,102)		1,820,102
2.200%, 03/25/16	1,400,000	1,424,200	Total Investments - 101.7%
Honda Auto Receivables Owner Trust,			(Cost $167,138,671)		167,386,910
Ser 2012-1, Cl A3			Other Assets & Liabilities, Net - (1.7)%
0.770%, 01/15/16	2,000,000	2,004,302			(2,804,780)
SLM Student Loan Trust,			Net Assets - 100.0%		$164,582,130
Ser 2011-A, Cl A1 (A) (C)
1.191%, 10/15/24	1,446,131	1,449,090
SLM Student Loan Trust,			(A)		Securities sold within the terms of a private placement
Ser 2011-2, Cl A1 (C)			memorandum, exempt from registration under Section 3(a), 4(2) or
0.790%, 11/25/27	1,523,343	1,523,343	144A of the Securities Act of 1933, as amended, and may be sold
Toyota Auto Receivables Owner Trust,			only to the dealers in that program or other “accredited investors”.
Ser 2012-B, Cl A3			The value of these securities as of July 31, 2013 was $18,129,039
0.460%, 07/15/16	2,000,000	1,995,348	and represented 11.0% of net assets.
Volkswagen Auto Loan Enhanced			(B)		The issuer is in default of certain debt covenants. Income is not
Trust, Ser 2011-1, Cl A3			being accrued. As of July 31, 2013, the value of these securities
1.220%, 06/22/15	647,795	649,262	amounted to $124,375 which represents 0.1% of net assets.
World Omni Auto Receivables Trust,			(C)		Floating rate security. Rate disclosed is as of July 31, 2013.
Ser 2011-A, Cl A4			For senior loan notes, the rate shown may represent a
1.910%, 04/15/16	1,425,000	1,442,150	weighted average interest rate.
Total Asset-Backed Securities
(Cost $31,466,389)		31,505,752

The accompanying notes are an integral part of the financial statements.

82 HighMark® Funds

schedule of investments
July 31, 2013
short term bond fund (concluded)

ARM	- Adjustable Rate Mortgage
Cl	- Class
CMO	- Collateralized Mortgage Obligation
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
MTN	- Medium Term Note
PLC	- Public Liability Company
REMIC	- Real Estate Mortgage Investment Conduit
Ser	- Series

A summary of the inputs used to value the Fund’s net assets as of July 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Total Fair Value at 07/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Corporate Obligations	$87,008,421	$—	$87,008,421	$—
U.S. Government Agency Mortgage-Backed Obligations	29,008,834	—	29,008,834	—
Mortgage-Backed Securities	7,327,668	—	7,327,668	—
Asset-Backed Securities	31,505,752	—	31,505,752	—
U.S. Treasury Obligations	7,240,700	—	7,240,700	—
U.S. Government Agency Obligations	2,972,724	—	2,972,724	—
Senior Loan Note	502,709	—	502,709	—
Registered Investment Company	1,820,102	1,820,102	—	—

Total:	$167,386,910	$1,820,102	$165,566,808	$—

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 83

schedule of investments
July 31, 2013
wisconsin tax-exempt fund

Description	Par	Value	Description	Par	Value

Municipal Bonds - 96.4%			Municipal Bonds - (continued)
Guam - 1.6%			Puerto Rico - (continued)
Guam Government Business Privilege,			Ser XX, RB
Ser A, RB			4.625%, 07/01/25 (A)	$2,100,000	$1,845,984
5.000%, 01/01/19	$750,000	$857,490	Puerto Rico Municipal Finance
Guam Power Authority, Ser A, RB,			Agency,
AGM Insured			Ser A, GO, AGM Insured
5.000%, 10/01/19	515,000	581,775	5.000%, 08/01/30 (A)	880,000	812,601
5.000%, 10/01/22	870,000	969,737	Ser C, GO, CIFG Insured
		2,409,002	5.250%, 08/01/23	1,000,000	1,030,280
			Puerto Rico Public Buildings
Massachusetts - 0.7%			Authority, Revenue Refunding,
			Government Facilities, Ser H, RB,
Massachusetts State Housing Finance			AMBAC, Commonwealth
Agency, Multi-Family Housing			Guaranteed
Authority, ETM, RB, HUD Section 8			5.500%, 07/01/17	1,250,000	1,293,525
7.000%, 04/01/21 (A)	910,000	1,171,752	Government Facilities, Ser U, RB
Puerto Rico - 20.2%			5.000%, 07/01/20	2,000,000	1,926,340
			Ser L, RB, XLCA, Commonwealth
Commonwealth of Puerto Rico,			Guaranteed
Public Improvement,			5.500%, 07/01/21	500,000	490,095
GO, AGM Insured, Unrefunded			Puerto Rico Sales Tax Financing,
Balance			Corporate Sales Tax Revenue, First
5.125%, 07/01/30 (A)	750,000	702,773	Sub-Ser A, RB
Ser A, GO, National-RE Insured			5.500%, 08/01/37 (A)	2,500,000	2,366,375
5.500%, 07/01/20	1,020,000	1,011,289	5.750%, 08/01/37 (A)	1,400,000	1,369,704
Ser A, GO, XLCA Insured			6.375%, 08/01/39 (A)	3,000,000	3,055,980
5.500%, 07/01/17	1,130,000	1,169,347	6.000%, 08/01/42 (A)	1,000,000	998,630
Puerto Rico Commonwealth Highway			6.500%, 08/01/44 (A)	2,000,000	2,044,720
& Transportation Authority,			Ser C, RB
Grant Anticipation Revenue, RB,			5.000%, 08/01/22 (A)	1,000,000	1,088,720
National-RE Insured			Unrefunded Balance
5.000%, 09/15/20 (A)	780,000	802,987	5.000%, 08/01/17	505,000	550,197
Transportation Revenue,					30,748,287
Ser AA-1, RB, AGM Insured,
Unrefunded Balance			Virgin Islands - 5.9%
4.950%, 07/01/26 (A)	880,000	847,845
Transportation Revenue,			Virgin Islands Public Finance
Ser E, RB, AGM Insured			Authority,
5.500%, 07/01/23	1,120,000	1,176,302	Gross Receipts Taxes Loan Note,
Transportation Revenue, Ser N, RB			RB, ACA Insured
5.500%, 07/01/23	1,120,000	1,079,355	5.000%, 10/01/31 (A)	1,185,000	1,203,332
Puerto Rico Commonwealth			National-RE FGIC Insured
Infrastructure Financing Authority,			5.000%, 10/01/21 (A)	2,000,000	2,090,780
Special Tax Revenue, Ser A,			5.000%, 10/01/23 (A)	1,000,000	1,033,850
BHAC Credit, FGIC Insured			5.000%, 10/01/24 (A)	2,500,000	2,573,725
5.500%, 07/01/22	1,385,000	1,554,967	5.000%, 10/01/27 (A)	2,000,000	2,026,140
FGIC Insured					8,927,827
5.500%, 07/01/21	945,000	926,279
Puerto Rico Electric Power Authority,			Wisconsin - 68.0%
Ser TT, RB
5.000%, 07/01/22 (A)	300,000	287,187	Beloit, Community Development
Ser UU, RB, AGM Insured			Authority,
5.000%, 07/01/20 (A)	1,000,000	1,035,160	Lease Revenue, RB
Ser WW, RB			4.700%, 03/01/21 (A)	345,000	366,445
5.500%, 07/01/38 (A)	1,500,000	1,281,645	4.750%, 03/01/22 (A)	300,000	316,293

The accompanying notes are an integral part of the financial statements.

84 HighMark® Funds

schedule of investments
July 31, 2013
wisconsin tax-exempt fund (continued)

Description	Par	Value	Description	Par	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
Wisconsin - (continued)			Wisconsin - (continued)
Ser A, RB			Johnson Creek, Community
1.820%, 06/01/18 (A)	$475,000	$468,003	Development Authority, Lease
Burlington, Community Development			Revenue, RB, Tax Increment
Authority, Lease Revenue, RB			District No. 3
4.000%, 04/01/16 (A)	200,000	210,010	2.650%, 12/01/24 (A)	$350,000	$312,599
4.100%, 04/01/17 (A)	750,000	784,252	2.800%, 12/01/25 (A)	200,000	174,716
City of Appleton, Fox Cities			2.900%, 12/01/26 (A)	200,000	171,488
Performing Arts, RB			Madison, Community Development
2.200%, 09/01/18	355,000	353,974	Authority Revenue, Wisconsin
2.400%, 09/01/19	290,000	286,160	Alumni Research Fund Project, RB
2.600%, 09/01/20	355,000	346,725	5.000%, 10/01/14	225,000	237,197
Cudahy Community Development			5.000%, 10/01/22 (A)	1,065,000	1,237,338
Authority, Lease Revenue,			5.000%, 10/01/27 (A)	925,000	1,034,899
Ser A, RB			5.000%, 10/01/28 (A)	250,000	276,705
1.200%, 06/01/17	500,000	494,720	5.000%, 10/01/34 (A)	4,500,000	4,823,955
1.500%, 06/01/18	400,000	394,212	Milwaukee Redevelopment Authority,
1.750%, 06/01/19	300,000	292,812	Milwaukee School of Engineers,
1.950%, 06/01/19	145,000	142,255	RB, AGM Insured
2.200%, 06/01/20	250,000	242,355	2.750%, 04/01/21	1,080,000	1,071,889
2.400%, 06/01/21 (A)	360,000	344,045	3.000%, 04/01/22	375,000	369,713
2.600%, 06/01/22 (A)	245,000	231,988	3.200%, 04/01/23 (A)	1,000,000	983,070
Cudahy, Community Development			3.750%, 04/01/28 (A)	950,000	879,852
Authority, Redevelopment Lease			4.100%, 04/01/32 (A)	2,500,000	2,327,175
Revenue, RB			Milwaukee Redevelopment Authority,
4.250%, 06/01/17 (A)	500,000	529,600	Public Schools, Ser A, RB
Delafield, Community Development			5.000%, 08/01/17	1,000,000	1,139,300
Authority, Redevelopment			5.000%, 08/01/18	1,000,000	1,157,250
Revenue, St. Johns Northwestern			Milwaukee, Redevelopment
Military, RB, LOC Town Bank/FHLB			Authority, Summerfest Project, RB
4.150%, 06/01/25 (A)	250,000	262,313	4.500%, 08/01/23 (A)	110,000	116,799
4.250%, 06/01/26 (A)	330,000	345,563	4.700%, 08/01/25 (A)	110,000	115,722
4.600%, 06/01/30 (A)	600,000	625,512	5.000%, 08/01/30 (A)	2,000,000	2,081,940
Glendale, Community Development			Milwaukee, Redevelopment
Authority,			Authority, Lease Revenue,
Lease Revenue, RB			Milwaukee Public Schools,
2.600%, 09/01/21 (A)	3,250,000	3,144,895	Congress School, Ser A, RB
2.750%, 09/01/22 (A)	2,750,000	2,629,605	4.500%, 08/01/20 (A)	500,000	500,000
Bayshore Public Parking Facility,			4.600%, 08/01/22 (A)	500,000	514,145
Ser A			RB, AMBAC Insured
5.000%, 10/01/24 (A)	1,500,000	1,527,585	3.800%, 08/01/14 (A)	1,000,000	1,000,000
4.750%, 10/01/27 (A)	1,000,000	1,017,710	4.000%, 08/01/16 (A)	1,000,000	1,000,000
Tax Increment District No. 7, Ser B			4.100%, 08/01/17 (A)	1,000,000	1,000,000
3.850%, 09/01/20 (A)	2,250,000	2,371,477	4.125%, 08/01/18 (A)	2,010,000	2,010,000
Green Bay, Redevelopment Authority,			Monroe, Redevelopment Authority,
Bellin Memorial Hospital			Development Revenue, Monroe
Project, RB			Clinic Inc., RB
6.000%, 12/01/29 (A)	1,000,000	1,059,170	5.875%, 02/15/39 (A)	2,850,000	2,989,650
6.150%, 12/01/32 (A)	1,000,000	1,062,110	Neenah, Community Development
Lease Revenue, Refunding,			Authority, Lease Revenue,
Convention Center Project, RB			Ser A, RB
4.200%, 06/01/25 (A)	1,000,000	1,020,070	4.300%, 12/01/20 (A)	1,000,000	1,047,290
4.300%, 06/01/29 (A)	1,000,000	1,004,880	5.125%, 12/01/23 (A)	1,000,000	1,058,940
			4.625%, 12/01/28 (A)	600,000	609,462

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 85

schedule of investments
July 31, 2013
wisconsin tax-exempt fund (continued)

Description	Par	Value	Description	Par	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
Wisconsin - (continued)			Wisconsin - (continued)
4.700%, 12/01/28 (A)	$1,250,000	$1,254,575	Weston, Community Development
4.750%, 12/01/32 (A)	400,000	401,472	Authority, Lease Revenue,
Onalaska, Community Development			Ser A, RB
Authority, Lease Revenue, RB			4.100%, 10/01/16 (A)	$500,000	$516,890
3.900%, 10/01/14 (A)	100,000	100,606	4.250%, 10/01/17 (A)	200,000	206,280
4.000%, 10/01/15 (A)	100,000	100,622	4.400%, 10/01/18 (A)	500,000	514,990
4.150%, 10/01/16 (A)	200,000	201,294	5.250%, 10/01/20 (A)	445,000	459,178
Osceola Redevelopment Authority,			4.500%, 10/01/21 (A)	100,000	103,960
Lease Revenue, Refunding,			4.700%, 10/01/21 (A)	1,230,000	1,256,629
Ser A, RB			4.625%, 10/01/25 (A)	825,000	839,891
1.350%, 12/01/13	175,000	175,161	Guaranty Agreement:
1.650%, 12/01/14	200,000	201,246	Associated Trust Co.
1.900%, 12/01/15	175,000	176,764	4.350%, 10/01/18 (A)	500,000	501,480
Southeast Wisconsin Professional			4.450%, 10/01/19 (A)	500,000	501,310
Baseball Park District,			Ser B, RB
League, Capital Appreciation, COP,			4.750%, 10/01/22 (A)	130,000	132,464
ETM, National-RE Insured			4.750%, 10/01/23 (A)	140,000	142,428
0.000%, 12/15/15	970,000	951,987	Wisconsin Center District,
0.000%, 12/15/17	1,000,000	939,520	Capital Appreciation, Senior
Sales Tax Revenue, Refunding,			Dedicated Tax Revenue, Ser A, RB,
Ser A, RB, EDTM, National-			National-
RE Insured			RE Insured
5.500%, 12/15/18	250,000	299,685	0.000%, 12/15/26	2,500,000	1,381,075
5.500%, 12/15/19	2,200,000	2,675,794	Junior Dedicated Tax Revenue,
5.500%, 12/15/20	1,000,000	1,222,500	Ser A, RB
5.500%, 12/15/21	1,500,000	1,832,430	5.000%, 12/15/32	1,000,000	1,024,000
Ser A, RB, National-RE Insured			Ser 1998A, Junior Dedicated Tax
5.500%, 12/15/14	3,660,000	3,918,616	Revenue, RB, AGM Insured
5.500%, 12/15/23	1,025,000	1,213,241	5.250%, 12/15/23	2,585,000	2,847,817
5.500%, 12/15/26	4,510,000	5,200,301	Wisconsin Dells,
Sun Prairie, Community Development			Community Development
Authority,			Authority, Lease Revenue, RB
Lease Revenue, RB			5.000%, 03/01/22 (A)	1,500,000	1,658,865
4.400%, 08/01/20 (A)	150,000	150,183	4.600%, 03/01/25 (A)	1,200,000	1,277,172
4.500%, 08/01/21 (A)	150,000	150,155	Ser A
Tax Incremental District			4.300%, 03/01/22 (A)	225,000	231,777
No. 8, RB			4.450%, 03/01/25 (A)	300,000	303,774
4.300%, 08/01/21 (A)	975,000	1,030,477	Wisconsin Housing & Economic
4.350%, 08/01/22 (A)	975,000	1,024,676	Development Authority, Multi-
Waukesha, Redevelopment Authority,			Family Housing,
Weldall Manufacturing Inc.			Ser A, RB
Project, RB, LOC Harris N.A.			4.250%, 12/01/35 (A) (C)	1,500,000	1,577,805
4.200%, 12/01/24 (A)	150,000	154,452	GO of Authorization
4.500%, 12/01/30 (A)	1,200,000	1,201,680	4.100%, 11/01/19	465,000	499,968
West Bend, Redevelopment Authority,			4.875%, 11/01/25 (A)	2,225,000	2,348,243
Lease Revenue, RB			5.375%, 11/01/30 (A)	2,135,000	2,181,436
4.500%, 10/01/23 (A)	250,000	271,323	Ser B, RB, GO of Authorization
4.550%, 10/01/24 (A)	250,000	271,590	4.300%, 05/01/27 (A)	1,000,000	1,006,820
4.600%, 10/01/25 (A)	150,000	163,116	4.400%, 05/01/37 (A)	500,000	478,640
4.650%, 10/01/28 (A)	250,000	272,128	Ser E, RB, GO of Authorization
			4.700%, 11/01/25 (A)	275,000	278,561
			4.900%, 11/01/35 (A)	1,650,000	1,663,646

The accompanying notes are an integral part of the financial statements.

86 HighMark® Funds

schedule of investments
July 31, 2013
wisconsin tax-exempt fund (continued)

Description	Par/Shares	Value

Municipal Bonds - (continued)			(A)	These securities are subject to a demand feature which reduces the effective maturity.
Wisconsin - (continued)			(B)	Prerefunded security-The maturity date shown is the prerefunded date.
Wisconsin Housing Finance Authority,			(C)	Floating rate security. Rate disclosed is as of July 31, 2013.
RB, FHA Mortgages Insured,			AGM	- Assured Guaranty Municipal Corporation
Prerefunded 12/01/17 @ 100 (B)			AMBAC	- American Municipal Bond Assurance Corporation
6.100%, 12/01/17	$770,000	$878,485	BHAC	- Berkshire Hathaway Assurance Corp.
RB, National-RE FHA Mortgages			COP	- Certificates of Participation
Insured, Prerefunded			ETM	- Escrowed to Maturity
12/01/17 @ 100 (B)			FGIC	- Financial Guaranty Insurance Corporation
6.100%, 12/01/17	750,000	868,305	FHA	- Federal Housing Administration
			FHLB	- Federal Home Loan Bank
		103,353,316	GO	- General Obligation
			HUD	- Housing and Urban Development
Total Municipal Bonds			LOC	- Letter of Credit
(Cost $146,004,514)		146,610,184	RB	- Revenue Bond
			Ser	- Series
Registered Investment Company - 2.7%			XLCA	- XL Capital Assurance
TFIT Tax-Free Cash Reserve Portfolio	4,070,866	4,070,866
Total Registered Investment Company
(Cost $4,070,866)		4,070,866

Total Investments - 99.1%
(Cost $150,075,380)		150,681,050

Other Assets & Liabilities, Net - 0.9%		1,324,216

Net Assets - 100.0%		$152,005,266

A summary of the inputs used to value the Fund’s net assets as of July 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Total Fair Value at 07/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Municipal Bonds	$146,610,184	$—	$146,610,184	$—
Registered Investment Company	4,070,866	4,070,866	—	—

Total:	$150,681,050	$4,070,866	$146,610,184	$—

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 87

statements of assets and liabilities
July 31, 2013

		Cognitive
	Balanced	Value
	Fund	Fund
Assets:

Investments, at Value +	$30,887,176	$95,851,905
Repurchase Agreements, at Value +	2,916,793	1,681,866
Receivable for Investments Sold	—	6,881,820
Receivable for Fund Shares Sold	55,992	10,832
Accrued Income	79,366	37,414
Prepaid Expenses	22,974	23,664
Reclaims Receivable	1,306	—
Total Assets	33,963,607	104,487,501

Liabilities:
Payable for Investments Purchased	49,840	4,018,266
Payable for Fund Shares Redeemed	94,129	3,548,017
Investment Adviser Fees Payable	7,679	68,729
Administration Fees Payable	4,271	12,673
Chief Compliance Officer Fees Payable	1,272	1,272
Custodian Fees Payable	178	528
Audit Fees Payable	34,878	32,786
Deferred Compensation Payable	2,139	7,404
Shareholder Servicing Fees Payable	3,671	401
Transfer Agent Fees Payable	4,423	4,545
Printing Fees Payable	1,889	4,687
Trustees Fees Payable	418	1,434
Accrued Distribution Fees	6,444	717
Accrued Expenses and Other Payables	5,871	4,462
Total Liabilities	217,102	7,705,921

Net Assets	$33,746,505	$96,781,580

Net Assets:
Paid-in Capital (unlimited authorized—no par value)	$27,670,202	$72,001,035
Undistributed Net Investment Income/(Accumulated Net Investment Loss)	3,250	509,622
Accumulated Net Realized Gain (Loss) on Investments	1,515,045	17,893,229
Net Unrealized Appreciation (Depreciation) on Investments	4,558,008	6,377,694
Net Assets
	$33,746,505	$96,781,580

+ Cost of Investments and Repurchase Agreements	$29,245,961	$91,156,077
Amounts designated as “—” are either not applicable or less than $1.00.

The accompanying notes are an integral part of the financial statements.

88 HighMark® Funds

		Geneva	Geneva
Enhanced	Equity	Mid Cap	Small Cap
Growth	Income	Growth	Growth
Fund	Fund	Fund	Fund

$89,070,176	$33,521,124	$1,398,000,980	$109,212,118
3,941,098	—	—	—
430,892	454,569	—	—
2,294	226,827	4,307,951	720,502
22,311	50,095	328,891	3,918
23,550	24,006	80,714	28,586
992	—	—	—

93,491,313	34,276,621	1,402,718,536	109,965,124

167,774	656,341	7,486,420	—
3,133,121	16,488	1,035,971	113,584
60,841	5,664	875,576	80,990
11,578	4,106	171,923	13,508
1,272	1,272	1,272	1,272
482	171	7,163	563
32,768	32,417	37,292	32,577
6,812	2,212	101,005	6,471
378	3,656	160,093	12,034
4,637	5,794	119,892	6,518
4,610	1,276	58,431	3,588
1,353	393	17,684	1,010
603	8,261	179,208	14,923
3,746	1,903	9,076	2,003

3,429,975	739,954	10,261,006	289,041

$90,061,338	$33,536,667	$1,392,457,530	$109,676,083

$59,118,837	$33,628,893	$1,045,938,503	$85,482,836
67,241	28,689	(7,898,600)	(764,763)
(5,983,784)	(7,333,677)	76,516,171	2,537,239
36,859,044	7,212,762	277,901,456	22,420,771

$90,061,338	$33,536,667	$1,392,457,530	$109,676,083

$56,152,230	$26,308,362	$1,120,099,524	$86,791,347

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 89

statements of assets and liabilities
July 31, 2013

		Cognitive
	Balanced	Value
	Fund	Fund
Fiduciary Shares:

Net Assets	$17,330,766	$1,936,773
Shares of beneficial interest outstanding	1,097,062	129,575
Net Asset Value, Offering and Redemption Price Per Share (A)	$15.80	$14.95
Class A Shares:

Net Assets	$11,496,106	$1,122,377
Shares of beneficial interest outstanding	729,492	74,967
Net Asset Value and Redemption Price Per Share (A)	$15.76	$14.97

Maximum Offering Price Per Share (B)	$16.68	$15.84
Class B Shares:

Net Assets	$16,433	N/A
Shares of beneficial interest outstanding	1,046	N/A
Net Asset Value and Offering Price Per Share (A)	$15.71	N/A
Class C Shares:

Net Assets	$4,903,200	$559,903
Shares of beneficial interest outstanding	313,188	38,488
Net Asset Value and Offering Price Per Share (A)	$15.66	$14.55
Class M Shares:

Net Assets	N/A	$93,162,527
Shares of beneficial interest outstanding	N/A	6,231,736
Net Asset Value, Offering and Redemption Price Per Share (A)	N/A	$14.95

N/A  Not Applicable

(A)
Fiduciary Class, Class A, and Class M Shares of certain funds have possible redemption and exchange fees (See Note 2 in the notes to financial statements). Class B and Class C Shares have contingent deferred sales charges (See Note 3 in the notes to financial statements).

(B)	The sales load for the class is 5.5%

The accompanying notes are an integral part of the financial statements.

90 HighMark® Funds

		Geneva	Geneva
Enhanced	Equity	Mid Cap	Small Cap
Growth	Income	Growth	Growth
Fund	Fund	Fund	Fund

$1,543,971	$8,697,861	$818,056,645	$73,085,618
111,284	722,205	28,795,831	1,804,097
$13.87	$12.04	$28.41	$40.51

$1,458,286	$19,218,955	$475,430,830	$24,629,215
107,948	1,600,845	16,928,046	614,943
$13.51	$12.01	$28.09	$40.05

$14.30	$12.71	$29.72	$42.38

N/A	$1,115,833	$2,267,067	N/A
N/A	92,606	89,975	N/A
N/A	$12.05	$25.20	N/A

$383,795	$4,504,018	$96,702,988	$11,961,250
29,631	377,304	3,789,941	306,421
$12.95	$11.94	$25.52	$39.04

$86,675,286	N/A	N/A	N/A
6,235,534	N/A	N/A	N/A
$13.90	N/A	N/A	N/A

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 91

statements of assets and liabilities
July 31, 2013

	International		Large Cap
	Opportunities		Core Equity
	Fund		Fund
Assets:
Investments, at Value +	$213,881,401		$59,154,633
Repurchase Agreements, at Value +	—		1,612,613
Cash	1,500,000	*	70,000	*
Foreign Currency	2,084,210	**	—
Receivable for Investments Sold	—		—
Receivable for Fund Shares Sold	385,538		30,195
Accrued Income	135,370		60,040
Prepaid Expenses	30,157		20,940
Reclaims Receivable	256,488		163
Variation Margin Receivable	17,360		—
Unrealized Appreciation of Forward Foreign Currency Contracts (1)	7,349		—
Total Assets
	218,297,873		60,948,584
Liabilities:

Payable for Investments Purchased	881,780		—
Payable for Fund Shares Redeemed	2,318,658		56,727
Due to Custodian	—		—
Investment Adviser Fees Payable	138,884		27,769
Administration Fees Payable	27,777		8,126
Chief Compliance Officer Fees Payable	1,272		1,272
Custodian Fees Payable	39,865		339
Audit Fees Payable	50,105		32,712
Deferred Compensation Payable	18,203		6,368
Shareholder Servicing Fees Payable	7,944		7,523
Transfer Agent Fees Payable	7,788		6,117
Printing Fees Payable	11,576		3,674
Trustees Fees Payable	3,444		1,144
Accrued Distribution Fees	1,884		2,889
Variation Margin Payable	—		4,200
Accrued Expenses and Other Payables	24,305		2,613
Unrealized Depreciation on Forward Foreign Currency Contracts (1)	290,397		—
Total Liabilities
	3,823,882		161,473
Net Assets
	$214,473,991		$60,787,111
Net Assets:

Paid-in Capital (unlimited authorized—no par value)	$220,939,038		$55,476,392
Undistributed Net Investment Income/(Accumulated Net Investment Loss)	4,542,327		17,428
Accumulated Net Realized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency
Contracts and Foreign Currency Transactions	(43,167,400)		(6,755,609)
Net Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Forward Foreign Currency
Contracts and Foreign Currency Transactions	32,160,026		12,048,900
Net Assets
	$214,473,991		$60,787,111

+ Cost of Investments and Repurchase Agreements	$181,543,414		$48,712,712
* Represents margin deposits for future contracts.
** Cost of foreign currency is $2,062,423 and $395,095, respectively.
Amounts designated as “—” are either not applicable or less than $1.00.

(1)	The primary risk exposure is foreign exchange rate fluctuations (see Note 2).

The accompanying notes are an integral part of the financial statements.

92 HighMark® Funds

	NYSE Arca
Large Cap	Tech 100	Small Cap
Growth	Index	Core	Value
Fund	Fund	Fund	Fund

$72,981,527	$245,371,097	$72,533,104	$348,756,849
—	—	1,398,830	—
—	—	67,200 *	—
—	—	—	402,189	**
—	—	—	3,799,365
15,385	368,662	37,948	123,783
20,245	101,711	26,016	178,023
23,475	35,993	18,372	32,729
14,826	63,225	251	218,111
—	—	—	—
—	—	—	—

73,055,458	245,940,688	74,081,721	353,511,049

—	—	—	3,779,058
20,338	326,210	91,069	256,136
—	—	2,263	—
33,506	75,331	59,883	195,394
9,365	30,518	9,603	44,427
1,272	1,272	1,272	1,272
390	1,272	400	1,861
32,718	33,507	32,693	33,920
6,330	18,099	6,660	28,384
8,947	29,012	8,757	28,097
9,834	37,103	9,495	25,982
4,605	11,393	3,904	18,299
1,240	3,403	1,193	5,643
6,226	57,043	6,120	22,640
—	—	980	—
2,673	11,553	4,139	5,033
—	—	—	—

137,444	635,716	238,431	4,446,146

$72,918,014	$245,304,972	$73,843,290	$349,064,903

$54,515,635	$231,740,858	$82,915,553	$259,508,426
513,024	252,717	(17,330)	—
703,985	(81,851,294)	(24,407,878)	38,266,007
17,185,370	95,162,691	15,352,945	51,290,470

$72,918,014	$245,304,972	$73,843,290	$349,064,903

$55,796,157	$150,208,406	$58,594,819	$297,469,587

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 93

statements of assets and liabilities
July 31, 2013

	International	Large Cap
	Opportunities	Core Equity
	Fund	Fund
Fiduciary Shares:

Net Assets	$60,530,663	$49,991,919
Shares of beneficial interest outstanding	8,180,802	4,363,379
Net Asset Value, Offering and Redemption Price Per Share (A)	$7.40	$11.46
Class A Shares:

Net Assets	$4,216,776	$9,799,235
Shares of beneficial interest outstanding	568,725	857,439
Net Asset Value and Redemption Price Per Share (A)	$7.41	$11.43

Maximum Offering Price Per Share (B)	$7.84	$12.10
Class B Shares:

Net Assets	N/A	N/A
Shares of beneficial interest outstanding	N/A	N/A
Net Asset Value and Offering Price Per Share (A)	N/A	N/A
Class C Shares:

Net Assets	$1,164,820	$995,957
Shares of beneficial interest outstanding	158,075	89,651
Net Asset Value and Offering Price Per Share (A)	$7.37	$11.11
Class M Shares:

Net Assets	$148,561,732	N/A
Shares of beneficial interest outstanding	20,064,847	N/A
Net Asset Value, Offering and Redemption Price Per Share (A)	$7.40	N/A
Class U Shares:

Net Assets	N/A	N/A
Shares of beneficial interest outstanding	N/A	N/A
Net Asset Value, Offering and Redemption Price Per Share	N/A	N/A

N/A  Not Applicable

(A)
Fiduciary Class, Class A, and Class M Shares of certain funds have possible redemption and exchange fees (See Note 2 in the notes to financial statements). Class B and Class C Shares have contingent deferred sales charges (See Note 3 in the notes to financial statements).

(B)	The sales load for the class is 5.5%

The accompanying notes are an integral part of the financial statements.

94 HighMark® Funds

	NYSE Arca
Large Cap	Tech 100	Small Cap
Growth	Index	Core	Value
Fund	Fund	Fund	Fund

$52,843,472	$18,106,198	$57,898,679	$131,380,766
4,113,346	415,514	2,284,044	7,235,403
$12.85	$43.58	$25.35	$18.16

$16,839,693	$210,474,970	$11,549,088	$89,153,591
1,335,634	4,877,944	461,675	4,925,686
$12.61	$43.15	$25.02	$18.10

$13.34	$45.66	$26.48	$19.15

$447,721	$2,793,724	N/A	$901,178
38,329	72,245	N/A	51,071
$11.68	$38.67	N/A	$17.65

$2,787,128	$13,930,080	$4,395,523	$3,857,499
240,887	353,734	182,071	219,806
$11.57	$39.38	$24.14	$17.55

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	$123,771,869
N/A	N/A	N/A	6,813,659
N/A	N/A	N/A	$18.17

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 95

statements of assets and liabilities
July 31, 2013

		California
		Intermediate
	Bond	Tax-Free Bond
	Fund	Fund
Assets:
Investments, at Value +	$351,346,107	$227,554,055
Receivable for Investments Sold	38,235	—
Receivable for Fund Shares Sold	511,169	214,912
Accrued Income	2,498,811	3,217,154
Prepaid Expenses	33,477	12,381
Total Assets
	354,427,799	230,998,502
Liabilities:

Payable for Investments Purchased	2,242,800	—
Payable for Fund Shares Redeemed	232,767	116,351
Investment Adviser Fees Payable	143,197	61,433
Administration Fees Payable	45,196	29,831
Chief Compliance Officer Fees Payable	1,272	1,272
Custodian Fees Payable	1,883	1,243
Audit Fees Payable	36,902	35,928
Deferred Compensation Payable	31,175	21,670
Shareholder Servicing Fees Payable	20,039	8,276
Transfer Agent Fees Payable	14,438	8,926
Printing Fees Payable	20,482	14,428
Trustees Fees Payable	6,355	4,412
Accrued Distribution Fees	15,769	41,362
Accrued Expenses and Other Payables	10,507	16,283
Total Liabilities
	2,822,782	361,415
Net Assets
	$351,605,017	$230,637,087

Net Assets:
Paid-in Capital (unlimited authorized—no par value)	$336,512,746	$223,362,950
Undistributed Net Investment Income/(Accumulated Net Investment Loss)	107,557	20,063
Accumulated Net Realized Gain (Loss) on Investments	7,487,290	(86,092)
Net Unrealized Appreciation (Depreciation) on Investments	7,497,424	7,340,166
Net Assets
	$351,605,017	$230,637,087

+ Cost of Investments and Repurchase Agreements	$343,848,683	$220,213,889
Amounts designated as “—” are either not applicable or less than $1.00.

The accompanying notes are an integral part of the financial statements.

96 HighMark® Funds

National
Intermediate		Wisconsin
Tax-Free Bond	Short Term	Tax-Exempt
Fund	Bond Fund	Fund

$87,381,430	$167,386,910	$150,681,050
—	5,276,548	—
297,504	1,019,128	24,831
970,930	836,805	1,878,940
13,265	17,691	10,375

88,663,129	174,537,082	152,595,196

—	—	—
247,634	9,768,096	390,404
14,745	46,899	48,732
11,259	22,359	19,921
1,272	1,272	1,272
469	932	830
35,361	36,189	35,707
8,039	14,623	13,667
3,445	6,181	5,930
4,545	8,981	11,955
5,313	9,144	8,824
1,620	2,818	2,729
7,998	28,474	41,193
5,642	8,984	8,766

347,342	9,954,952	589,930

$88,315,787	$164,582,130	$152,005,266

$84,181,334	$164,590,202	$151,658,298
1,428	—	—
731,413	(256,311)	(258,702)
3,401,612	248,239	605,670

$88,315,787	$164,582,130	$152,005,266

$83,979,818	$167,138,671	$150,075,380

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 97

statements of assets and liabilities
July 31, 2013

		California
		Intermediate
	Bond	Tax-Free Bond
	Fund	Fund
Fiduciary Shares:

Net Assets	$309,889,434	$115,914,205
Shares of beneficial interest outstanding	27,820,963	11,333,053
Net Asset Value, Offering and Redemption Price Per Share (A)	$11.14	$10.23
Class A Shares:

Net Assets	$26,524,432	$76,478,399
Shares of beneficial interest outstanding	2,424,633	7,517,024
Net Asset Value and Redemption Price Per Share (A)	$10.94	$10.17

Maximum Offering Price Per Share (B)	$11.19	$10.40
Class B Shares:

Net Assets	$79,205	N/A
Shares of beneficial interest outstanding	7,268	N/A
Net Asset Value and Offering Price Per Share (A)	$10.90	N/A
Class C Shares:

Net Assets	$15,111,946	$38,244,483
Shares of beneficial interest outstanding	1,389,143	3,772,386
Net Asset Value and Offering Price Per Share (A)	$10.88	$10.14

(A)
Fiduciary Class, Class A, and Class M Shares of certain funds have possible redemption and exchange fees (See Note 2 in the notes to financial statements). Class B and Class C Shares have contingent deferred sales charges (See Note 3 in the notes to financial statements).

(B)	The sales load for the class is 2.25%.

The accompanying notes are an integral part of the financial statements.

98 HighMark® Funds

National
Intermediate		Wisconsin
Tax-Free Bond	Short Term	Tax-Exempt
Fund	Bond Fund	Fund

$63,170,658	$93,527,779	$931,021
5,576,859	9,336,602	90,433
$11.33	$10.02	$10.30

$17,914,754	$44,364,179	$132,960,429
1,582,625	4,434,465	12,913,921
$11.32	$10.00	$10.30

$11.58	$10.23	$10.54

N/A	N/A	$509,068
N/A	N/A	49,492
N/A	N/A	$10.29

$7,230,375	$26,690,172	$17,604,748
637,889	2,635,558	1,712,124
$11.33	$10.13	$10.28

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 99

statements of operations
For the Year Ended July 31, 2013

		Cognitive
	Balanced	Value
	Fund	Fund

Interest Income	$243,284	$1,513
Dividend Income	327,073	2,309,071
Less: Foreign Taxes Withheld	(1,380)	(7,197)

Total Investment Income	568,977	2,303,387
Expenses:

Investment Adviser Fees	161,479	674,992
Shareholder Servicing Fees Fiduciary Shares	41,796	8,955
Shareholder Servicing Fees Class A Shares	19,989	1,856
Shareholder Servicing Fees Class B Shares	64	—
Administration Fees	40,346	134,916
Custodian Fees	1,682	5,625
Trustees Fees	1,982	6,788
Chief Compliance Officer Fees	12,068	12,068
Distribution Fees Class A Shares	19,989	1,856
Distribution Fees Class B Shares	191	—
Distribution Fees Class C Shares	21,733	4,708
Registration Fees	46,423	41,725
Transfer Agent Fees	23,237	24,913
Printing Fees	3,477	10,261
Audit Fees	34,841	32,654
Legal Fees	1,144	3,794
Miscellaneous Fees	26,118	19,843

Total Expenses	456,559	984,954
Less: Waivers and Reimbursements

Investment Adviser Fee Recoupment/(Waiver)	(126,726)	(4,591)
Shareholder Servicing Fee Waiver—Fiduciary Shares (Note 3)	(16,718)	(6,370)
Shareholder Servicing Fee Waiver—Class A Shares (Note 3)	(7,996)	(742)

Total Waivers and Reimbursements	(151,440)	(11,703)

Total Net Expenses	305,119	973,251

Net Investment Income (Loss)	263,858	1,330,136

Net Realized Gain (Loss) on Investments	2,056,942	22,104,698
Change in Unrealized Appreciation (Depreciation) on Investments	(60,153)	1,516,351

Net Realized and Unrealized Gain on Investments	1,996,789	23,621,049

Increase in Net Assets Resulting from Operations	$2,260,647	$24,951,185

Amounts designated as “—” are either not applicable or less than $1.00.

The accompanying notes are an integral part of the financial statements.

100 HighMark® Funds

		Geneva	Geneva
Enhanced	Equity	Mid Cap	Small Cap
Growth	Income	Growth	Growth
Fund	Fund	Fund	Fund

$1,469	$—	$—	$—
1,120,663	861,349	6,657,486	283,648
(10,757)	(2,006)	—	—

1,111,375	859,343	6,657,486	283,648

633,439	139,823	7,745,528	691,640
5,345	18,042	1,602,475	114,060
3,462	35,068	1,018,559	40,181
—	2,917	6,930	—
126,612	38,111	1,699,834	103,683
5,279	1,660	70,870	4,613
6,459	1,833	82,342	4,453
12,068	12,068	12,068	12,068
3,462	35,068	1,018,559	40,181
—	8,749	20,790	—
1,676	30,117	827,418	74,674
41,719	46,485	112,032	46,683
23,081	32,250	757,164	35,964
9,773	2,866	154,209	8,514
32,632	32,380	36,940	32,544
3,611	1,143	55,892	2,973
16,298	10,453	57,533	11,624

924,916	449,033	15,279,143	1,223,855

(24,157)	(128,404)	328,913	(110,958)
(3,421)	(7,296)	(644,545)	(48,414)
(1,385)	(14,027)	(407,424)	(16,072)

(28,963)	(149,727)	(723,056)	(175,444)
895,953	299,306	14,556,087	1,048,411
215,422	560,037	(7,898,601)	(764,763)
5,772,714	1,256,886	88,815,733	4,210,112
7,636,756	3,250,723	157,419,685	18,438,559
13,409,470	4,507,609	246,235,418	22,648,671
$13,624,892	$5,067,646	$238,336,817	$21,883,908

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 101

statements of operations
For the Year Ended July 31, 2013

	International	Large Cap
	Opportunities	Core Equity
	Fund	Fund

Interest Income	$—	$3,243
Dividend Income	7,561,444	1,534,843
Less: Foreign Taxes Withheld	(461,546)	(3,921)

Total Investment Income	7,099,898	1,534,165
Expenses:

Investment Adviser Fees	1,603,536	423,007
Shareholder Servicing Fees Fiduciary Shares	169,697	159,084
Shareholder Servicing Fees Class A Shares	10,032	15,046
Shareholder Servicing Fees Class B Shares	—	—
Administration Fees	320,508	105,686
Custodian Fees	113,675	4,406
Trustees Fees	15,968	5,286
Chief Compliance Officer Fees	12,068	12,579
Distribution Fees Class A Shares	10,032	15,046
Distribution Fees Class B Shares	—	—
Distribution Fees Class C Shares	11,865	8,490
Registration Fees	42,719	40,260
License Fees	—	—
Transfer Agent Fees	42,020	27,571
Printing Fees	24,347	6,875
Audit Fees	53,509	32,578
Legal Fees	8,858	2,859
Miscellaneous Fees	76,280	8,581

Total Expenses	2,515,114	867,354
Less: Waivers and Reimbursements

Investment Adviser Fee Waiver	—	(91,553)
Shareholder Servicing Fee Waiver—Fiduciary Shares (Note 3)	(81,791)	(88,406)
Shareholder Servicing Fee Waiver—Class A Shares (Note 3)	(8,026)	(6,018)

Total Waivers and Reimbursements	(89,817)	(185,977)

Total Net Expenses	2,425,297	681,377

Net Investment Income (Loss)	4,674,601	852,788

Net Realized Gain on Investments	11,423,541	9,930,810
Net Realized Gain (Loss) on Foreign Currency Transactions	(190,035)	—
Net Realized Gain on Forward Foreign Currency Contracts (1)	100,161	—
Net Realized Gain on Futures Contracts (2)	1,027,289	698,331
Change in Unrealized Appreciation (Depreciation) on Investments	21,476,321	4,827,451
Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions	31,261	—
Change in Unrealized Appreciation (Depreciation) on Forward Foreign Currency Contracts (1)	(91,637)	—
Change in Unrealized Appreciation (Depreciation) on Futures Contracts (2)	(55,883)	(15,312)

Net Realized and Unrealized Gain on Investments	33,721,018	15,441,280

Increase in Net Assets Resulting from Operations	$38,395,619	$16,294,068

Amounts designated as “—” are either not applicable or less than $1.00.
(1)	The primary risk exposure is foreign exchange contracts (see Note 2).
(2)	The primary risk exposure is the price movement of the underlying basket of equity securities (see Note 2).

The accompanying notes are an integral part of the financial statements.

102 HighMark® Funds

Large Cap	NYSE Arca
Growth	Tech 100 Index	Small Cap
Fund	Fund	Core Fund	Value Fund

$—	$—	$3,251	$—
1,423,026	3,148,391	1,038,239	8,015,103
(11,614)	(33,634)	—	(235,392)

1,411,412	3,114,757	1,041,490	7,779,711

457,545	743,071	707,305	2,092,334
139,853	32,810	149,160	368,224
42,709	464,484	27,107	215,642
1,327	8,025	—	2,474
114,317	321,341	111,608	522,764
4,892	14,233	4,676	21,968
5,923	16,092	5,207	27,090
12,068	12,068	12,579	11,936
42,709	464,484	27,107	215,642
3,979	24,075	—	7,423
27,024	122,291	39,464	37,260
46,436	53,274	37,516	50,155
—	85,743	—	—
54,498	217,908	38,359	150,689
9,364	24,306	5,892	43,042
32,603	33,173	32,592	33,760
3,645	9,050	2,973	16,970
12,469	20,265	11,791	26,318

1,011,361	2,666,693	1,213,336	3,843,691

(90,320)	(93,042)	(62,170)	(32,690)
(62,395)	(16,206)	(78,482)	(166,833)
(17,084)	(185,794)	(10,843)	(86,257)

(169,799)	(295,042)	(151,495)	(285,780)

841,562	2,371,651	1,061,841	3,557,911

569,850	743,106	(20,351)	4,221,800

10,972,012	3,953,136	12,123,697	65,012,916
—	—	—	(16,824)
—	—	—	—
49,121	—	747,397	—
(2,517,102)	44,583,754	8,015,911	15,223,944
—	—	—	12,392
—	—	—	—
—	—	39,147	—

8,504,031	48,536,890	20,926,152	80,232,428

$9,073,881	$49,279,996	$20,905,801	$84,454,228

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 103

statements of operations
For the Year Ended July 31, 2013

		California
		Intermediate
	Bond	Tax-Free Bond
	Fund	Fund

Interest Income	$12,838,291	$7,929,426
Dividend Income	4,787	472

Total Investment Income	12,843,078	7,929,898
Expenses:

Investment Adviser Fees	1,935,770	1,337,274
Shareholder Servicing Fees Fiduciary Shares	830,395	339,796
Shareholder Servicing Fees Class A Shares	93,003	230,455
Shareholder Servicing Fees Class B Shares	340	—
Administration Fees	580,374	400,934
Custodian Fees	24,197	16,716
Trustees Fees	30,486	21,146
Chief Compliance Officer Fees	12,069	12,068
Distribution Fees Class A Shares	93,003	230,455
Distribution Fees Class B Shares	1,021	—
Distribution Fees Class C Shares	132,441	295,160
Registration Fees	49,834	19,019
Transfer Agent Fees	85,633	52,645
Printing Fees	46,915	34,051
Audit Fees	36,196	35,490
Legal Fees	17,102	12,494
Miscellaneous Fees	52,078	53,170

Total Expenses	4,020,857	3,090,873
Less: Waivers and Reimbursements

Investment Adviser Fee Waiver	(354,152)	(684,479)
Shareholder Servicing Fee Waiver—Fiduciary Shares (Note 3)	(606,335)	(271,837)
Shareholder Servicing Fee Waiver—Class A Shares (Note 3)	(66,962)	(184,364)

Total Waivers and Reimbursements	(1,027,449)	(1,140,680)

Total Net Expenses	2,993,408	1,950,193

Net Investment Income	9,849,670	5,979,705

Net Realized Gain (Loss) on Investments	9,617,231	150,196
Change in Unrealized Appreciation (Depreciation) on Investments	(20,179,034)	(9,210,247)

Net Realized and Unrealized Loss on Investments	(10,561,803)	(9,060,051)

Increase (Decrease) in Net Assets Resulting from Operations	$(712,133)	$(3,080,346)

Amounts designated as “—” are either not applicable or less than $1.00.

The accompanying notes are an integral part of the financial statements.

104 HighMark® Funds

National
Intermediate		Wisconsin
Tax-Free	Short Term	Tax-Exempt
Bond Fund	Bond Fund	Fund

$3,088,582	$3,032,152	$6,149,139
69	2,744	2,828

3,088,651	3,034,896	6,151,967

491,559	697,421	834,236
178,165	270,675	2,890
46,963	97,791	363,089
—	—	2,244
147,377	261,372	250,117
6,144	10,897	10,428
7,848	13,465	13,095
12,069	12,068	12,069
46,963	97,791	363,089
—	—	6,733
61,954	202,267	146,684
44,764	44,950	16,358
22,973	53,828	69,448
11,226	22,023	20,645
35,156	35,969	35,448
4,182	7,981	8,671
27,101	42,572	41,182

1,144,444	1,871,070	2,196,426

(348,334)	(243,591)	(310,614)
(142,532)	(232,759)	(2,312)
(37,570)	(78,233)	(290,471)

(528,436)	(554,583)	(603,397)

616,008	1,316,487	1,593,029

2,472,643	1,718,409	4,558,938

828,693	722,040	119,834
(4,224,048)	(1,929,412)	(9,152,540)

(3,395,355)	(1,207,372)	(9,032,706)

$(922,712)	$511,037	$(4,473,768)

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 105

statements of changes in net assets
For the Years Ended July 31 (unless otherwise indicated)

	Balanced		Cognitive Value		Enhanced Growth
	Fund		Fund		Fund
	2013	2012	2013	2012	2013	2012
Investment Activities:

Net Investment Income (Loss)	$263,858	$298,245	$1,330,136	$514,886	$215,422	$(148,181)
Net Realized Gain (Loss) on Investments	2,056,942	1,315,403	22,104,698	(1,113,785)	5,772,714	3,178,170
Change in Unrealized Appreciation (Depreciation)
on Investments	(60,153)	558,659	1,516,351	384,797	7,636,756	1,023,365
Net Increase (Decrease) in Net Assets Resulting

From Operations	2,260,647	2,172,307	24,951,185	(214,102)	13,624,892	4,053,354
Dividends and Distributions to Shareholders:

Net Investment Income:
Fiduciary Shares	(216,399)	(218,657)	(35,776)	(50,485)	—	—
Class A Shares	(80,133)	(64,347)	(5,466)	(2,869)	—	—
Class B Shares	(164)	(221)	—	—	—	—
Class C Shares	(8,365)	(4,817)	(1,418)	—	—	—
Class M Shares	—	—	(975,185)	(763,086)	—	—
Capital Gains:
Fiduciary Shares	(489,144)	—	—	—	—	—
Class A Shares	(219,482)	—	—	—	—	—
Class B Shares	(1,094)	—	—	—	—	—
Class C Shares	(49,397)	—	—	—	—	—

Total Dividends and Distributions	(1,064,178)	(288,042)	(1,017,845)	(816,440)	—	—
Net Increase (Decrease) in Net Assets From:

Share Transactions (1)	8,072,990	(3,000,113)	(9,218,366)	(11,429,783)	(4,517,352)	(13,506,993)
Redemption Fees (Note 2)	—	—	801	610	—	—

Total Increase (Decrease) in Net Assets	9,269,459	(1,115,848)	14,715,775	(12,459,715)	9,107,540	(9,453,639)
Net Assets:

Beginning of Year	24,477,046	25,592,894	82,065,805	94,525,520	80,953,798	90,407,437

End of Year	$33,746,505	$24,477,046	$96,781,580	$82,065,805	90,061,338	$80,953,798

Undistributed Net Investment Income/(Accumulated
Net Investment Loss)	$3,250	$28,750	$509,622	$101,855	$67,241	$(148,181)

Amounts designated as “—” are either not applicable or less than $1.00.

(1)	For details on share transaction by class, see statements of changes in net assets — capital stock activity on pages 112 - 120.

The accompanying notes are an integral part of the financial statements.

106 HighMark® Funds

Equity Income		Geneva Mid Cap Growth		Geneva Small Cap Growth
Fund		Fund		Fund
2013	2012	2013	2012	2013	2012

$560,037	535,162	$(7,898,601)	$(4,906,760)	$(764,763)	$(345,825)
1,256,886	646,515	88,815,733	6,960,943	4,210,112	1,194,740
3,250,723	1,599,165	157,419,685	17,794,137	18,438,559	885,871

5,067,646	2,780,842	238,336,817	19,848,320	21,883,908	1,734,786

(188,098)	(188,573)	—	—	—	—
(328,753)	(265,758)	—	—	—	—
(20,580)	(26,247)	—	—	—	—
(54,983)	(51,928)	—	—	—	—
—	—	—	—	—	—
—	—	(9,977,376)	(5,139,133)	(1,574,763)	(567,521)
—	—	(6,861,984)	(4,256,868)	(583,961)	(274,486)
—	—	(54,588)	(107,568)	—	—
—	—	(1,519,946)	(790,213)	(285,618)	(78,033)

(592,414)	(532,506)	(18,413,894)	(10,293,782)	(2,444,342)	(920,040)

6,814,801	1,203,677	323,508,195	389,741,378	51,140,442	14,668,102
—	—	—	—	1,503	677

11,290,033	3,452,013	543,431,118	399,295,916	70,581,511	15,483,525

22,246,634	18,794,621	849,026,412	449,730,496	39,094,572	23,611,047

$33,536,667	22,246,634	$1,392,457,530	$849,026,412	$109,676,083	$39,094,572

$28,689	61,066	$(7,898,600)	$(4,906,760)	$(764,763)	$(345,825)

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 107

statements of changes in net assets
For the Years Ended July 31 (unless otherwise indicated)

	International		Large Cap Core Equity		Large Cap Growth
	Opportunities Fund		Fund		Fund
	2013	2012	2013	2012	2013	2012
Investment Activities:

Net Investment Income (Loss)	$4,674,601	$4,644,101	$852,788	$623,108	$569,850	$244,879
Net Realized Gain (Loss) on Investments, Foreign
Currency Transactions, Forward Foreign
Currency Contracts and Futures Contracts	12,360,956	(9,827,931)	10,629,141	2,717,650	11,021,133	5,416,333
Change in Unrealized Appreciation (Depreciation) on
Investments, Foreign Currency Transactions,
Forward Foreign Currency Contracts and Futures Contracts	21,360,062	(29,193,747)	4,812,139	2,206,967	(2,517,102)	1,945,137
Net Increase (Decrease) in Net Assets Resulting From

Operations	38,395,619	(34,377,577)	16,294,068	5,547,725	9,073,881	7,606,349
Dividends and Distributions to Shareholders:

Net Investment Income:
Fiduciary Shares	(1,189,568)	(2,207,341)	(779,460)	(616,152)	(277,645)	(88,008)
Class A Shares	(50,144)	(99,266)	(52,788)	(23,617)	(23,724)	—
Class B Shares	—	—	—	(45)	—	—
Class C Shares	(7,450)	(24,778)	(3,112)	(1,224)	—	—
Class M Shares	(2,633,788)	(3,847,310)	—	—	—	—
Class U Shares	—	—	—	—	—	—
Capital Gains:
Fiduciary Shares	—	—	—	—	—	—
Class A Shares	—	—	—	—	—	—
Class B Shares	—	—	—	—	—	—
Class C Shares	—	—	—	—	—	—
Class U Shares	—	—	—	—	—	—

Total Dividends and Distributions	(3,880,950)	(6,178,695)	(835,360)	(641,038)	(301,369)	(88,008)
Net Increase (Decrease) in Net Assets From:

Share Transactions (2)	(10,857,330)	(19,972,580)	(18,016,074)	1,315,815	(8,939,605)	(13,003,285)
Redemption Fees (Note 2)	124	585	—	—	—	—

Total Increase (Decrease) in Net Assets	23,657,463	(60,528,267)	(2,557,366)	6,222,502	(167,093)	(5,484,944)
Net Assets:

Beginning of Year	190,816,528	251,344,795	63,344,477	57,121,975	73,085,107	78,570,051

End of Year	$214,473,991	$190,816,528	$60,787,111	$63,344,477	$72,918,014	$73,085,107

Undistributed Net Investment Income/(Accumulated
Net Investment Loss)	$4,542,327	$3,702,393	$17,428	$—	$513,024	$244,543

Amounts designated as “—” are either not applicable or less than $1.00.
(1)	The Fund began issuing Class U shares on January 4, 2012.
(2)	For details on share transaction by class, see statements of changes in net assets — capital stock activity on pages 112 - 120.

The accompanying notes are an integral part of the financial statements.

108 HighMark® Funds

NYSE Arca Tech 100		Small Cap Core
Index Fund		Fund		Value Fund
2013	2012	2013	2012	2013	2012(1)
$743,106	$(217,447)	$(20,351)	$(38,083)	$4,221,800	$4,338,449
3,953,136	37,198,185	12,871,094	(4,440,568)	64,996,092	20,874,722
44,583,754	(24,408,505)	8,055,058	6,612,990	15,236,336	(17,245,242)

49,279,996	12,572,233	20,905,801	2,134,339	84,454,228	7,967,929

(28,571)	—	(18,837)	—	(1,859,523)	(2,660,622)
(242,613)	—	—	—	(868,709)	(844,996)
—	—	—	—	(4,739)	(7,745)
—	—	—	—	(18,375)	(15,584)
—	—	—	—	—	—
—	—	—	—	(1,503,776)	(792,883)
—	—	—	—	(12,447,024)	(9,387,522)
—	—	—	—	(6,894,754)	(2,784,426)
—	—	—	—	(82,018)	(73,291)
—	—	—	—	(303,289)	(94,859)
—	—	—	—	(8,404,072)	—

(271,184)	—	(18,837)	—	(32,386,279)	(16,661,928)

3,236,202	(26,282,979)	(8,116,530)	31,048,902	(38,328,884)	33,355,611
—	—	192	118	—	—

52,245,014	(13,710,746)	12,770,626	33,183,359	13,739,065	24,661,612

193,059,958	206,770,704	61,072,664	27,889,305	335,325,838	310,664,226

$245,304,972	$193,059,958	$73,843,290	$61,072,664	$349,064,903	$335,325,838

$252,717	$(217,447)	$(17,330)	$9,624	$—	$7,058

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 109

statements of changes in net assets
For the Years Ended July 31 (unless otherwise indicated)

			California Intermediate		National Intermediate
	Bond Fund		Tax-Free Bond Fund		Tax-Free Bond Fund
	2013	2012	2013	2012	2013	2012
Investment Activities:

Net Investment Income (Loss)	$9,849,670	$12,409,393	$5,979,705	$5,809,648	$2,472,643	$2,756,110
Net Realized Gain (Loss) on Investments	9,617,231	4,729,214	150,196	(114,404)	828,693	266,608
Change in Unrealized Appreciation (Depreciation)
on Investments	(20,179,034)	9,109,333	(9,210,247)	9,391,099	(4,224,048)	2,979,698
Net Increase (Decrease) in Net Assets Resulting

From Operations	(712,133)	26,247,940	(3,080,346)	15,086,343	(922,712)	6,002,416
Dividends and Distributions to Shareholders:

Net Investment Income:
Fiduciary Shares	(9,320,669)	(11,255,126)	(3,289,031)	(3,385,518)	(1,887,503)	(2,067,526)
Class A Shares	(970,780)	(1,199,266)	(2,024,600)	(1,939,756)	(449,232)	(549,948)
Class B Shares	(2,623)	(5,968)	—	(353)	—	—
Class C Shares	(388,979)	(311,057)	(689,179)	(560,659)	(160,274)	(126,155)
Capital Gains:
Fiduciary Shares	(4,233,165)	(6,824,662)	—	—	(257,137)	—
Class A Shares	(510,196)	(682,404)	—	—	(75,784)	—
Class B Shares	(1,648)	(6,043)	—	—	—	—
Class C Shares	(237,798)	(215,416)	—	—	(29,953)	—

Total Dividends and Distributions	(15,665,858)	(20,499,942)	(6,002,810)	(5,886,286)	(2,859,883)	(2,743,629)
Net Increase (Decrease) in Net Assets From:

Share Transactions(1)	(18,007,338)	5,550,827	(21,511,423)	27,449,603	(8,059,890)	(10,838,286)

Total Increase (Decrease) in Net Assets	(34,385,329)	11,298,825	(30,594,579)	36,649,660	(11,842,485)	(7,579,499)
Net Assets:

Beginning of Year	385,990,346	374,691,521	261,231,666	224,582,006	100,158,272	107,737,771

End of Year	$351,605,017	$385,990,346	$230,637,087	$261,231,666	$88,315,787	$100,158,272
Undistributed Net Investment Income/(Accumulated

Net Investment Loss)	$107,557	$230,500	$20,063	$42,639	$1,428	$24,780

Amounts designated as “—” are either not applicable or less than $1.00.
(1)	For details on share transaction by class, see statements of changes in net assets — capital stock activity on pages 112 - 120.

The accompanying notes are an integral part of the financial statements.

110 HighMark® Funds

		Wisconsin Tax-Exempt
Short Term Bond Fund		Fund
2013	2012	2013	2012

$1,718,409	$2,594,573	$4,558,938	$4,796,281
722,040	277,851	119,834	60,134
(1,929,412)	465,255	(9,152,540)	7,262,822

511,037	3,337,679	(4,473,768)	12,119,237

(1,693,174)	(2,114,209)	(35,247)	(14,130)
(505,762)	(493,102)	(4,059,716)	(4,382,703)
—	—	(18,645)	(34,240)
(224,745)	(322,166)	(459,370)	(365,570)
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

(2,423,681)	(2,929,477)	(4,572,978)	(4,796,643)

7,588,632	25,792,846	(4,957,196)	15,308,659

5,675,988	26,201,048	(14,003,942)	22,631,253

158,906,142	132,705,094	166,009,208	143,377,955

$164,582,130	$158,906,142	$152,005,266	$166,009,208

$—	$9,172	$—	$13,463

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 111

statement of changes in net assets -
capital stock activity
For the Years Ended July 31 (unless otherwise indicated)

	Balanced Fund				Cognitive Value Fund
	2013		2012		2013		2012
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Fiduciary Shares:
Proceeds from Shares Issued	235,903	$3,637,134	190,942	$2,671,930	98,683	$1,303,428	293,310	$3,109,031
Reinvestment of Dividends and
Distributions	47,314	705,479	15,602	218,622	2,507	30,635	3,314	34,435
Cost of Shares Redeemed	(276,326)	(4,229,341)	(427,640)	(5,933,412)	(412,288)	(5,275,126)	(297,232)	(3,280,154)

Total Fiduciary Share
Transactions	6,891	113,272	(221,096)	(3,042,860)	(311,098)	(3,941,063)	(608)	(136,688)

Class A Shares:
Proceeds from Shares Issued	451,648	6,943,883	86,347	1,229,925	36,204	493,315	17,477	191,503
Reinvestment of Dividends and
Distributions	18,899	280,741	4,185	58,737	383	4,699	260	2,717
Cost of Shares Redeemed	(177,068)	(2,700,169)	(110,783)	(1,548,172)	(15,249)	(205,914)	(47,641)	(512,563)

Total Class A Share
Transactions . .	293,479	4,524,455	(20,251)	(259,510)	21,338	292,100	(29,904)	(318,343)

Class B Shares:
Proceeds from Shares Issued	—	—	—	—	—	—	—	—
Reinvestment of Dividends and
Distributions	85	1,258	16	221	—	—	—	—
Cost of Shares Redeemed	(1,644)	(24,355)	(6,816)	(93,405)	—	—	—	—

Total Class B Share Transactions	(1,559)	(23,097)	(6,800)	(93,184)	—	—	—	—

Class C Shares:
Proceeds from Shares Issued	258,222	3,974,799	37,322	537,001	9,595	125,266	5,944	62,849
Reinvestment of Dividends and
Distributions	3,774	55,438	271	3,875	100	1,190	—	—
Cost of Shares Redeemed	(37,355)	(571,877)	(10,879)	(145,435)	(7,810)	(102,342)	(20,034)	(204,335)

Total Class C Share
Transactions	224,641	3,458,360	26,714	395,441	1,885	24,114	(14,090)	(141,486)

Class M Shares:
Proceeds from Shares Issued	—	—	—	—	455,168	6,055,210	459,343	4,916,768
Reinvestment of Dividends	—	—	—	—	70,873	866,070	61,733	641,409
Cost of Shares Redeemed	—	—	—	—	(922,037)	(12,514,797)	(1,533,137)	(16,391,443)

Total Class M Share
Transactions	—	—	—	—	(395,996)	(5,593,517)	(1,012,061)	(10,833,266)

Net Increase (Decrease) from
Capital

Stock Activity	523,452	$8,072,990	(221,433)	$(3,000,113)	(683,871)	$(9,218,366)	(1,056,663)	$(11,429,783)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

112 HighMark® Funds

Enhanced Growth Fund				Equity Income Fund
2013		2012		2013		2012
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

54,441	$686,194	147,507	$1,641,786	186,993	$2,075,494	436,687	$4,037,140
—	—	—	—	14,697	157,453	19,810	184,890
(177,027)	(2,180,888)	(90,489)	(985,585)	(146,919)	(1,584,361)	(389,890)	(3,720,868)

(122,586)	(1,494,694)	57,018	656,201	54,771	648,586	66,607	501,162

25,493	310,643	48,349	510,437	675,181	7,541,853	288,715	2,627,642
—	—	—	—	25,768	275,320	23,655	220,242
(38,465)	(462,227)	(107,195)	(1,193,110)	(237,901)	(2,591,284)	(183,126)	(1,692,180)

(12,972)	(151,584)	(58,846)	(682,673)	463,048	5,225,889	129,244	1,155,704

—	—	—	—	1,935	20,609	5,859	51,234
—	—	—	—	1,867	19,786	2,672	24,792
—	—	—	—	(37,017)	(398,226)	(53,474)	(500,032)

—	—	—	—	(33,215)	(357,831)	(44,943)	(424,006)

24,443	296,440	18	173	159,501	1,818,705	49,018	451,198
—	—	—	—	4,503	47,853	4,646	43,004
(5,480)	(62,169)	(14,853)	(156,819)	(52,124)	(568,401)	(54,364)	(523,385)

18,963	234,271	(14,835)	(156,646)	111,880	1,298,157	(700)	(29,183)

473,576	6,074,346	429,850	4,687,492	—	—	—	—
—	—	—	—	—	—	—	—
(709,516)	(9,179,691)	(1,648,432)	(18,011,367)	—	—	—	—

(235,940)	(3,105,345)	(1,218,582)	(13,323,875)	—	—	—	—

(352,535)	$(4,517,352)	(1,235,245)	$(13,506,993)	596,484	$6,814,801	150,208	$1,203,677

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 113

statement of changes in net assets -
capital stock activity
For the Years Ended July 31 (unless otherwise indicated)

	Geneva Mid Cap Growth Fund				Geneva Small Cap Growth Fund
	2013		2012		2013		2012
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Share Transactions:

Fiduciary Shares:
Proceeds from Shares Issued	16,112,704	$407,746,116	11,476,172	$269,452,620	1,350,672	$47,262,188	469,180	$14,337,205
Subscriptions from Reorganizations
Fiduciary Class (Note 8)	—	—	—	—	—	—	—	—
Reinvestment of Dividends and
Distributions	337,620	8,126,513	178,714	4,094,335	34,256	1,100,299	14,118	426,935
Cost of Shares Redeemed	(6,065,193)	(155,227,639)	(2,683,801)	(62,511,731)	(383,045)	(13,606,098)	(83,072)	(2,467,799)

Total Fiduciary Share
Transactions	10,385,131	260,644,990	8,971,085	211,035,224	1,001,883	34,756,389	400,226	12,296,341
Class A Shares:

Proceeds from Shares Issued	5,904,464	148,745,590	9,618,234	223,703,756	457,436	15,710,753	165,961	5,087,750
Subscriptions from Reorganizations
Class A (Note 8)	—	—	—	—	—	—	—	—
Reinvestment of Dividends and
Distributions	268,670	6,402,395	166,619	3,788,913	17,383	552,963	8,796	264,220
Cost of Shares Redeemed	(4,136,914)	(104,626,362)	(3,517,152)	(81,682,821)	(176,348)	(6,057,104)	(149,863)	(4,599,642)

Total Class A Share
Transactions	2,036,220	50,521,623	6,267,701	145,809,848	298,471	10,206,612	24,894	752,328
Class B Shares:

Proceeds from Shares Issued	165	3,668	1,205	24,684	—	—	—	—
Reinvestment of Dividends and
Distributions	2,407	51,653	4,123	85,131	—	—	—	—
Cost of Shares Redeemed	(81,834)	(1,841,076)	(105,553)	(2,200,757)	—	—	—	—

Total Class B Share
Transactions	(79,262)	(1,785,755)	(100,225)	(2,090,942)	—	—	—	—
Class C Shares:

Proceeds from Shares Issued	1,042,254	23,731,707	1,817,992	39,561,022	205,357	6,971,451	64,560	1,939,575
Subscriptions from Reorganizations
Class C (Note 8)	—	—	—	—	—	—	—	—
Reinvestment of Dividends and
Distributions	59,674	1,296,710	34,877	728,924	9,035	281,159	2,625	77,680
Cost of Shares Redeemed	(470,443)	(10,901,080)	(249,142)	(5,302,698)	(31,379)	(1,075,169)	(13,753)	(397,822)

Total Class C Share
Transactions	631,485	14,127,337	1,603,727	34,987,248	183,013	6,177,441	53,432	1,619,433
Class M Shares:

Proceeds from Shares Issued	—	—	—	—	—	—	—	—
Reinvestment of Dividends	—	—	—	—	—	—	—	—
Cost of Shares Redeemed	—	—	—	—	—	—	—	—

Total Class M Share
Transactions	—	—	—	—	—	—	—	—
Net Increase (Decrease) from

Capital Stock Activity	12,973,574	$323,508,195	16,742,288	$389,741,378	1,483,367	$51,140,442	478,552	$14,668,102

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

114 HighMark® Funds

International Opportunities Fund				Large Cap Core Equity Fund
2013		2012		2013		2012
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

2,671,833	$18,806,377	2,205,434	$13,789,137	927,552	$9,027,736	719,970	$6,355,422
—	—	—	—	—	—	1,836,177	15,503,279
67,003	460,313	184,054	1,041,747	26,611	271,828	27,526	232,776
(4,608,686)	(32,600,632)	(4,814,728)	(29,682,060)	(3,014,582)	(32,284,140)	(2,445,550)	(20,988,863)

(1,869,850)	(13,333,942)	(2,425,240)	(14,851,176)	(2,060,419)	(22,984,576)	138,123	1,102,614

242,887	1,714,809	81,427	499,120	577,813	6,029,593	76,374	668,492
—	—	—	—	—	—	4,544	38,269
6,353	43,775	15,497	88,021	4,869	51,016	2,679	22,525
(208,284)	(1,484,760)	(248,818)	(1,568,759)	(111,058)	(1,153,545)	(55,125)	(474,549)

40,956	273,824	(151,894)	(981,618)	471,624	4,927,064	28,472	254,737

—	—	—	—	—	—	—	—
—	—	—	—	—	—	6	45
—	—	—	—	—	—	(10,326)	(83,324)

—	—	—	—	—	—	(10,320)	(83,279)

19,970	141,362	5,933	36,315	17,857	175,860	71,442	584,104
—	—	—	—	—	—	3,269	26,758
954	6,555	3,834	21,698	182	1,826	102	757
(52,939)	(363,280)	(130,335)	(787,963)	(14,178)	(136,248)	(66,596)	(569,876)

(32,015)	(215,363)	(120,568)	(729,950)	3,861	41,438	8,217	41,743

1,959,519	14,020,922	1,252,318	7,850,315	—	—	—	—
335,398	2,300,833	545,684	3,088,570	—	—	—	—
(1,942,751)	(13,903,604)	(2,277,084)	(14,348,721)	—	—	—	—

352,166	2,418,151	(479,082)	(3,409,836)	—	—	—	—

(1,508,743)	$(10,857,330)	(3,176,784)	$(19,972,580)	(1,584,934)	$(18,016,074)	164,492	$1,315,815

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 115

statement of changes in net assets -
capital stock activity
For the Years Ended July 31 (unless otherwise indicated)

	Large Cap Growth Fund				NYSE Arca Tech 100 Index Fund
	2013		2012		2013		2012
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Share Transactions:
Fiduciary Shares:
Proceeds from Shares Issued	831,934	$9,884,756	749,226	$7,591,441	385,422	$14,768,987	205,295	$6,543,657
Subscriptions from Reorganizations
Fiduciary Class (Note 8)	—	—	—	—	—	—	—	—
Reinvestment of Dividends and
Distributions	13,957	159,942	4,957	47,937	763	28,036	—	—
Cost of Shares Redeemed	(1,367,544)	(16,730,762)	(1,666,855)	(17,309,065)	(189,452)	(7,470,249)	(172,211)	(5,963,096)

Total Fiduciary Share
Transactions	(521,653)	(6,686,064)	(912,672)	(9,669,687)	196,733	7,326,774	33,084	580,561

Class A Shares:
Proceeds from Shares Issued	240,066	2,765,078	149,183	1,494,200	1,198,597	46,342,546	941,982	30,839,608
Subscriptions from Reorganizations
Class A (Note 8)	—	—	—	—	—	—	—	—
Reinvestment of Dividends and
Distributions	1,916	21,570	—	—	6,211	226,311	—	—
Cost of Shares Redeemed	(395,886)	(4,618,218)	(302,056)	(3,057,274)	(1,292,345)	(48,959,110)	(1,663,528)	(53,421,084)

Total Class A Share Transactions	(153,904)	(1,831,570)	(152,873)	(1,563,074)	(87,537)	(2,390,253)	(721,546)	(22,581,476)

Class B Shares:
Proceeds from Shares Issued	—	—	1,326	12,429	5	200	—	—
Subscriptions from Reorganizations
Class B (Note 8)	—	—	—	—	—	—	—	—
Reinvestment of Dividends and
Distributions	—	—	—	—	—	—	—	—
Cost of Shares Redeemed	(25,260)	(274,550)	(136,345)	(1,273,568)	(52,513)	(1,773,895)	(119,666)	(3,452,058)

Total Class B Share Transactions	(25,260)	(274,550)	(135,019)	(1,261,139)	(52,508)	(1,773,695)	(119,666)	(3,452,058)

Class C Shares:
Proceeds from Shares Issued	19,005	202,314	9,066	85,784	56,354	1,987,025	27,160	840,483
Subscriptions from Reorganizations
Class C (Note 8)	—	—	—	—	—	—	—	—
Reinvestment of Dividends and
Distributions	—	—	—	—	—	—	—	—
Cost of Shares Redeemed	(32,252)	(349,735)	(59,796)	(595,169)	(55,512)	(1,913,649)	(55,196)	(1,670,489)

Total Class C Share Transactions	(13,247)	(147,421)	(50,730)	(509,385)	842	73,376	(28,036)	(830,006)

Class U Shares:
Proceeds From Shares Issued	—	—	—	—	—	—	—	—
Reinvestment of Dividends and
Distributions	—	—	—	—	—	—	—	—
Cost of Shares Redeemed	—	—	—	—	—	—	—	—

Total Class U Share Transactions	—	—	—	—	—	—	—	—

Net Increase (Decrease) from
Capital Stock Activity	(714,064)	$(8,939,605)	(1,251,294)	$(13,003,285)	57,530	$3,236,202	(836,164)	$(26,282,979)

Amounts designated as “—” are either $0 or have been rounded to $0.
(1)	The Fund began issuing Class U shares on January 4, 2012.

The accompanying notes are an integral part of the financial statements.

116 HighMark® Funds

Small Cap Core Fund				Value Fund
2013		2012		2013		2012(1)
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

1,145,861	$23,986,418	434,992	$7,667,113	887,082	$14,668,770	1,415,703	$21,074,280
—	—	1,458,617	26,344,563	—	—	2,435,210	39,492,211
447	9,042	—	—	837,907	12,856,808	767,380	11,148,663
(1,277,868)	(29,321,286)	(888,418)	(16,068,947)	(3,850,323)	(64,638,069)	(9,845,388)	(147,601,190)

(131,560)	(5,325,826)	1,005,191	17,942,729	(2,125,334)	(37,112,491)	(5,227,095)	(75,886,036)

28,038	630,958	23,074	414,547	80,730	1,347,842	107,084	1,607,698
—	—	663,271	11,877,890	—	—	1,177,892	19,050,615
—	—	—	—	475,129	7,275,918	230,662	3,356,390
(138,488)	(2,928,406)	(142,300)	(2,593,593)	(947,843)	(15,745,647)	(632,564)	(9,563,164)

(110,450)	(2,297,448)	544,045	9,698,844	(391,984)	(7,121,887)	883,074	14,451,539

—	—	—	—	—	—	39	775
—	—	—	—	—	—	23,042	364,271
—	—	—	—	5,587	83,105	5,049	71,422
—	—	—	—	(30,498)	(493,107)	(93,133)	(1,368,207)

—	—	—	—	(24,911)	(410,002)	(65,003)	(931,739)

17,247	364,783	764	13,724	11,314	187,337	7,859	118,037
—	—	232,398	4,059,148	—	—	126,909	1,996,965
—	—	—	—	20,853	308,590	7,529	106,284
(41,869)	(858,039)	(38,081)	(665,543)	(61,093)	(977,349)	(53,775)	(797,877)

(24,622)	(493,256)	195,081	3,407,329	(28,926)	(481,422)	88,522	1,423,409

—	—	—	—	980,824	16,337,730	6,903,343	102,880,404
—	—	—	—	642,770	9,907,841	50,642	792,883
—	—	—	—	(1,167,646)	(19,448,653)	(596,274)	(9,374,849)

—	—	—	—	455,948	6,796,918	6,357,711	94,298,438

(266,632)	$(8,116,530)	1,744,317	$31,048,902	(2,115,207)	$(38,328,884)	2,037,209	$33,355,611

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 117

statement of changes in net assets -
capital stock activity
For the Years Ended July 31 (unless otherwise indicated)

	Bond Fund				California Intermediate Tax-Free Bond Fund
	2013		2012		2013		2012
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Share Transactions:
Fiduciary Shares:
Proceeds from Shares Issued	6,723,082	$77,556,706	4,839,535	$55,339,623	3,275,945	$34,674,779	3,457,438	$36,064,795
Reinvestment of Dividends and
Distributions	819,418	9,435,633	1,141,202	12,920,986	122,883	1,295,602	115,867	1,207,094
Cost of Shares Redeemed	(7,721,823)	(88,335,949)	(7,397,282)	(84,742,988)	(4,630,981)	(48,625,421)	(3,141,157)	(32,818,246)

Total Fiduciary Share
Transactions	(179,323)	(1,343,610)	(1,416,545)	(16,482,379)	(1,232,153)	(12,655,040)	432,148	4,453,643

Class A Shares:
Proceeds from Shares Issued	465,233	5,284,159	1,753,421	19,643,229	2,994,460	31,490,036	3,986,762	41,437,996
Reinvestment of Dividends and
Distributions	103,825	1,175,363	133,793	1,491,921	144,930	1,519,633	120,544	1,249,936
Cost of Shares Redeemed	(2,053,587)	(23,227,122)	(589,899)	(6,635,844)	(4,403,602)	(46,078,095)	(3,022,819)	(31,238,214)

Total Class A Share Transactions	(1,484,529)	(16,767,600)	1,297,315	14,499,306	(1,264,212)	(13,068,426)	1,084,487	11,449,718

Class B Shares:
Proceeds from Shares Issued	356	4,083	14,300	160,520	—	—	—	—
Reinvestment of Dividends and
Distributions	328	3,700	916	10,153	—	—	34	350
Cost of Shares Redeemed	(12,533)	(141,856)	(25,125)	(279,879)	—	—	(9,313)	(96,406)

Total Class B Share Transactions	(11,849)	(134,073)	(9,909)	(109,206)	—	—	(9,279)	(96,056)

Class C Shares:
Proceeds from Shares Issued	539,509	6,097,969	863,108	9,655,490	1,460,144	15,323,206	1,656,902	17,144,885
Reinvestment of Dividends and
Distributions	34,278	385,574	30,323	336,053	49,913	521,271	37,642	389,098
Cost of Shares Redeemed	(560,950)	(6,245,598)	(210,105)	(2,348,437)	(1,118,976)	(11,632,434)	(570,149)	(5,891,685)

Total Class C Share Transactions	12,837	237,945	683,326	7,643,106	391,081	4,212,043	1,124,395	11,642,298

Net Increase (Decrease) from
Capital Stock Activity	(1,662,864)	$(18,007,338)	554,187	$5,550,827	(2,105,284)	$(21,511,423)	2,631,751	$27,449,603

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

118 HighMark® Funds

National Intermediate Tax-Free Bond Fund				Short Term Bond Fund
2013		2012		2013		2012
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

1,077,972	$12,657,301	980,697	$11,408,620	3,931,680	$39,762,430	5,304,337	$53,415,374

58,586	686,042	35,649	414,753	84,306	851,530	105,759	1,063,159
(1,774,237)	(20,661,018)	(1,793,092)	(20,877,538)	(4,797,488)	(48,334,416)	(3,950,706)	(39,773,082)

(637,679)	(7,317,675)	(776,746)	(9,054,165)	(781,502)	(7,720,456)	1,459,390	14,705,451

714,223	8,288,589	495,526	5,774,713	3,759,066	37,806,686	2,172,579	21,853,127

26,898	314,655	27,317	317,486	42,721	430,908	40,264	404,419
(767,467)	(8,904,688)	(986,425)	(11,520,396)	(2,521,226)	(25,347,925)	(1,472,797)	(14,796,441)

(26,346)	(301,444)	(463,582)	(5,428,197)	1,280,561	12,889,669	740,046	7,461,105

—	—	—	—		—	—	—

—	—	—	—		—	—	—
—	—	—	—		—	—	—

—	—	—	—		—	—	—

171,146	2,009,124	432,763	5,043,075	1,146,731	11,724,804	1,027,060	10,451,859

13,017	152,335	6,827	79,582	16,954	173,180	22,220	225,818
(223,034)	(2,602,230)	(126,756)	(1,478,581)	(928,566)	(9,478,565)	(693,620)	(7,051,387)

(38,871)	(440,771)	312,834	3,644,076	235,119	2,419,419	355,660	3,626,290

(702,896)	$(8,059,890)	(927,494)	$(10,838,286)	734,178	$7,588,632	2,555,096	$25,792,846

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 119

statement of changes in net assets -
capital stock activity
For the Years Ended July 31 (unless otherwise indicated)

	Wisconsin Tax-Exempt Fund
	2013		2012
	Shares	Dollars	Shares	Dollars
Share Transactions:

Fiduciary Shares:
Proceeds from Shares Issued	110,801	$1,193,688	41,898	$450,400
Reinvestment of Dividends and Distributions	2,468	26,519	954	10,206
Cost of Shares Redeemed	(87,654)	(935,118)	(5,192)	(55,055)

Total Fiduciary Share Transactions	25,615	285,089	37,660	405,551
Class A Shares:

Proceeds from Shares Issued	1,075,462	11,633,693	1,556,370	16,608,846
Reinvestment of Dividends and Distributions	286,146	3,074,159	297,974	3,179,979
Cost of Shares Redeemed	(1,920,307)	(20,534,726)	(930,516)	(9,912,519)

Total Class A Share Transactions	(558,699)	(5,826,874)	923,828	9,876,306
Class B Shares:

Proceeds from Shares Issued	772	8,299	—	—
Reinvestment of Dividends and Distributions	735	7,893	1,687	17,960
Cost of Shares Redeemed	(49,457)	(523,647)	(106,909)	(1,132,232)

Total Class B Share Transactions	(47,950)	(507,455)	(105,222)	(1,114,272)
Class C Shares:

Proceeds from Shares Issued	445,674	4,810,457	712,767	7,625,728
Reinvestment of Dividends and Distributions	34,392	368,866	27,403	292,419
Cost of Shares Redeemed	(386,759)	(4,087,279)	(167,070)	(1,777,073)

Total Class C Share Transactions	93,307	1,092,044	573,100	6,141,074

Net Increase (Decrease) from Capital Stock Activity	(487,727)	$(4,957,196)	1,429,366	$15,308,659

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

120 HighMark® Funds

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HighMark® Funds 121

financial highlights
For a Share Outstanding Throughout Each Period
For the Years or Periods Ended July 31, (unless otherwise indicated)

		Investment Activities				Dividends and Distributions									Ratio of Expenses to Average Net
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gain (Loss) on Investments		Total from Operations	Net Investment Income	Capital Gains	Total from Dividends and Distributions	Redemption Fees		Net Asset Value, End of Period	Total Return**	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Assets Excluding Fee Waivers and Reduction of Expenses	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Balanced Fund

Fiduciary Shares
2013	$15.15	$0.172	$1.131		$1.303	$(0.198)	$(0.455)	$(0.653)		$—	$15.80	8.91%	$17,331	0.99%	1.56%	1.12%	44%
2012	13.93	0.190	1.214		1.404	(0.184)	—	(0.184)		—	15.15	10.19	16,517	0.99	1.63	1.35	46
2011	12.56	0.165	1.427		1.592	(0.222)	—	(0.222)		—	13.93	12.72	18,267	0.99	1.54	1.21	50
2010	11.31	0.223	1.197		1.420	(0.170)	—	(0.170)		—	12.56	12.60	17,552	0.98	1.60	1.81	31
2009	12.58	0.211	(1.273	)~	(1.062)	(0.208)	—	(0.208)		—	11.31	(8.24)	16,799	0.97	1.56	2.01	48
Class A Shares
2013	$15.12	$0.134	$1.122		$1.256	$(0.161)	$(0.455)	$(0.616)		$—	$15.76	8.60%	$11,496	1.24%	1.81%	0.87%	44%
2012	13.90	0.155	1.214		1.369	(0.149)	—	(0.149)		—	15.12	9.94	6,591	1.24	1.88	1.10	46
2011	12.53	0.131	1.430		1.561	(0.191)	—	(0.191)		—	13.90	12.50	6,341	1.24	1.79	0.96	50
2010	11.29	0.192	1.186		1.378	(0.138)	—	(0.138)		—	12.53	12.24	5,657	1.23	1.85	1.56	31
2009	12.56	0.185	(1.270	)~	(1.085)	(0.185)	—	(0.185)		—	11.29	(8.46)	4,516	1.22	1.81	1.76	48
Class B Shares
2013	$15.08	$0.042	$1.115		$1.157	$(0.072)	$(0.455)	$(0.527)		$—	$15.71	7.92%	$16	1.84%	2.31%	0.27%	44%
2012	13.86	0.069	1.208		1.277	(0.057)	—	(0.057)		—	15.08	9.23	39	1.84	2.38	0.50	46
2011	12.50	0.048	1.424		1.472	(0.112)	—	(0.112)		—	13.86	11.80	130	1.84	2.29	0.36	50
2010	11.25	0.118	1.188		1.306	(0.056)	—	(0.056)		—	12.50	11.62	455	1.83	2.35	0.96	31
2009	12.52	0.122	(1.267	)~	(1.145)	(0.125)	—	(0.125)		—	11.25	(9.03)	544	1.82	2.31	1.16	48
Class C Shares
2013	$15.02	$0.042	$1.126		$1.168	$(0.073)	$(0.455)	$(0.528)		$—	$15.66	8.03%	$4,903	1.84%	2.31%	0.27%	44%
2012	13.81	0.071	1.206		1.277	(0.067)	—	(0.067)		—	15.02	9.27	1,330	1.84	2.38	0.50	46
2011	12.46	0.049	1.418		1.467	(0.117)	—	(0.117)		—	13.81	11.80	854	1.84	2.29	0.36	50
2010	11.22	0.118	1.183		1.301	(0.061)	—	(0.061)		—	12.46	11.61	510	1.83	2.35	0.96	31
2009	12.49	0.121	(1.264	)~	(1.143)	(0.127)	—	(0.127)		—	11.22	(9.03)	333	1.82	2.31	1.16	48

Cognitive Value Fund

Fiduciary Shares
2013	$11.46	$0.181	$3.447		$3.628	$(0.138)	$—	$(0.138)	$	—#	$14.95	31.93%	$1,937	1.14%	1.33%	1.42%	339%
2012	11.50	0.060	(0.001)		0.059	(0.099)	—	(0.099)		—#	11.46	0.60	5,051	1.16	1.35	0.54	268
2011	9.36	0.093	2.187		2.280	(0.140)	—	(0.140)		—#	11.50	24.32	5,075	1.21	1.33	0.86	216
2010	7.87	0.058	1.503	##	1.561	(0.071)	—	(0.071)		—#	9.36	20.06 ##	2,230	1.13	1.33	0.66	152
2009	10.23	0.082	(2.354)		(2.272)	(0.088)	—	(0.088)		—#	7.87	(22.10)	1,837	1.03	1.34	1.11	141
Class A Shares
2013	$11.48	$0.143	$3.449		$3.592	$(0.102)	$—	$(0.102)	$	—#	$14.97	31.48%	$1,122	1.47%	1.58%	1.09%	339%
2012	11.51	0.025	(0.006)		0.019	(0.049)	—	(0.049)		—#	11.48	0.21	616	1.47	1.60	0.23	268
2011	9.37	0.065	2.194		2.259	(0.119)	—	(0.119)		—#	11.51	24.05	961	1.47	1.58	0.60	216
2010	7.89	0.030	1.501	##	1.531	(0.051)	—	(0.051)		—#	9.37	19.60 ##	655	1.45	1.58	0.34	152
2009	10.19	0.056	(2.341)		(2.285)	(0.015)	—	(0.015)		—#	7.89	(22.40)	333	1.40	1.59	0.74	141
Class C Shares
2013	$11.17	$0.062	$3.356		$3.418	$(0.038)	$—	$(0.038)	$	—#	$14.55	30.67%	$560	2.07%	2.08%	0.49%	339%
2012	11.20	(0.040)	0.010		(0.030)	—	—	—		—#	11.17	(0.27)	409	2.07	2.10	(0.37)	268
2011	9.11	(0.001)	2.122		2.121	(0.031)	—	(0.031)		—#	11.20	23.30	568	2.07	2.08	(0.00)	216
2010	7.68	(0.022)	1.473	##	1.451	(0.021)	—	(0.021)		—#	9.11	18.92 ##	520	2.05	2.08	(0.26)	152
2009	10.04	0.008	(2.316)		(2.308)	(0.052)	—	(0.052)		—#	7.68	(22.92)	413	2.02	2.09	0.12	141
Class M Shares
2013	$11.47	$0.194	$3.436		$3.630	$(0.150)	$—	$(0.150)	$	—#	$14.95	31.94%	$93,163	1.07%	1.08%	1.49%	339%
2012	11.51	0.069	0.001		0.070	(0.110)	—	(0.110)		—#	11.47	0.71	75,990	1.07	1.10	0.63	268
2011	9.37	0.108	2.182		2.290	(0.150)	—	(0.150)		—#	11.51	24.54	87,921	1.07	1.08	1.00	216
2010	7.87	0.065	1.508	##	1.573	(0.073)	—	(0.073)		—#	9.37	20.08 ##	70,390	1.05	1.08	0.74	152
2009	10.22	0.083	(2.345)		(2.262)	(0.088)	—	(0.088)		—#	7.87	(22.02)	67,711	1.02	1.09	1.12	141

The accompanying notes are an integral part of the financial statements.

122 HighMark® Funds

		Investment Activities			Dividends and Distributions								Ratio
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Capital Gains	Total from Dividends and Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return**	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	of Expenses to Average Net Assets Excluding Fee Waivers and Reduction of Expenses	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Enhanced Growth Fund

Fiduciary Shares
2013	$11.83	$0.022	$2.018	$2.040	$—	$—	$—	$—	$13.87	17.24%	$1,544	1.14%	1.33%	0.18%	45%
2012	11.20	(0.026)	0.656	0.630	—	—	—	—	11.83	5.63	2,767	1.11	1.35	(0.23)	11
2011	9.20	(0.027)	2.027	2.000	—	—	—	—	11.20	21.74	1,980	1.09	1.33	(0.25)	16
2010	8.07	(0.008)	1.151	1.143	(0.013)	—	(0.013)	—	9.20	14.17	1,676	1.06	1.33	(0.09)	17
2009	9.26	0.009	(1.199)	(1.190)	—	—	—	—	8.07	(12.85)	1,996	1.00	1.31	0.13	24
Class A Shares
2013	$11.56	$(0.016)	$1.966	$1.950	$—	$—	$—	$—	$13.51	16.87%	$1,458	1.45%	1.58%	(0.13)%	45%
2012	10.98	(0.062)	0.642	0.580	—	—	—	—	11.56	5.28	1,398	1.45	1.60	(0.57)	11
2011	9.05	(0.064)	1.994	1.930	—	—	—	—	10.98	21.33	1,974	1.45	1.58	(0.61)	16
2010	7.96	(0.042)	1.133	1.091	(0.001)	—	(0.001)	—	9.05	13.71	2,277	1.43	1.58	(0.46)	17
2009	9.17	(0.018)	(1.192)	(1.210)	—	—	—	—	7.96	(13.20)	875	1.40	1.56	(0.26)	24
Class C Shares
2013	$11.15	$(0.088)	$1.888	$1.800	$—	$—	$—	$—	$12.95	16.14%	$384	2.05%	2.08%	(0.73)%	45%
2012	10.66	(0.124)	0.614	0.490	—	—	—	—	11.15	4.60	119	2.05	2.10	(1.17)	11
2011	8.84	(0.126)	1.946	1.820	—	—	—	—	10.66	20.59	272	2.05	2.08	(1.21)	16
2010	7.82	(0.093)	1.113	1.020	— #	—	— #	—	8.84	13.04	180	2.03	2.08	(1.06)	17
2009	9.07	(0.059)	(1.191)	(1.250)	—	—	—	—	7.82	(13.78)	122	2.00	2.06	(0.87)	24
Class M Shares
2013	$11.85	$0.034	$2.016	$2.050	$—	$—	$—	$—	$13.90	17.30%	$86,675	1.05%	1.08%	0.27%	45%
2012	11.21	(0.019)	0.659	0.640	—	—	—	—	11.85	5.71	76,670	1.05	1.10	(0.17)	11
2011	9.20	(0.022)	2.032	2.010	—	—	—	—	11.21	21.85	86,182	1.05	1.08	(0.21)	16
2010	8.07	(0.005)	1.150	1.145	(0.015)	—	(0.015)	—	9.20	14.04	64,408	1.03	1.08	(0.06)	17
2009	9.27	0.009	(1.209)	(1.200)	—	—	—	—	8.07	(12.84)	65,867	1.00	1.06	0.13	24

Equity Income Fund

Fiduciary Shares
2013	$10.15	$0.270	$1.904	$2.174	$(0.284)	$—	$(0.284)	$—	$12.04	21.80%	$8,698	0.90%	1.51%	2.48%	69%
2012	9.21	0.270	0.935	1.205	(0.265)	—	(0.265)	—	10.15	13.38	6,777	0.88	1.65	2.87	79
2011	7.88	0.284	1.331	1.615	(0.285)	—	(0.285)	—	9.21	20.68	5,532	0.90	1.75	3.04	78
2010	6.97	0.245	0.834	1.079	(0.169)	—	(0.169)	—	7.88	15.50	9	0.90	1.80	3.28	46
2009 (1)	6.89	0.003	0.077	0.080	—	—	—	—	6.97	1.16	76	0.90 *	2.53 *^^	3.43 *^^	32
Class A Shares
2013	$10.12	$0.242	$1.906	$2.148	$(0.258)	$—	$(0.258)	$—	$12.01	21.57%	$19,219	1.15%	1.76%	2.23%	69%
2012	9.18	0.243	0.938	1.181	(0.241)	—	(0.241)	—	10.12	13.12	11,519	1.15	1.90	2.60	79
2011	7.89	0.248	1.314	1.562	(0.272)	—	(0.272)	—	9.18	19.98	9,259	1.15	2.00	2.79	78
2010	6.97	0.234	0.883	1.117	(0.197)	—	(0.197)	—	7.89	16.06	9,976	1.15	2.05	3.03	46
2009 (2)	7.37	0.150	(0.386)	(0.236)	(0.164)	—	(0.164)††	—	6.97	(2.93)	11,793	1.16 *	2.47 *^^	3.17 *^^	32
2008 (3)	12.01	0.30^	(4.31)	(4.01)	(0.28)	(0.35)	(0.63)	—	7.37	(34.84)	13,298	1.15	1.68	2.95	83

Amounts designated as “—” are either $0 or have been rounded to $0.
*	Annualized.
**	Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.
~	Includes $0.012 of Fair Funds Settlement.
#	Amount represents less than $0.001.
##	Includes payment by affiliates of $0.001 per share. The effects of such payments did not affect the amount shown as total return for the period.
†	Per share amounts calculated using average shares method, unless otherwise indicated.
††	Includes Return of Capital of $0.005 for Class A Shares.
^	Per share amounts calculated using SEC method.
^^	Ratios of expenses to average net assets include interest expenses of less than 0.005% for the period ended July 31, 2009, which is not included in the contractual expense limitations. The interest expense is from utilizing a line of credit.
(1)	Commenced operations on July 24, 2009.
(2)	For the nine month period ended July 31, 2009. On June 8, 2009, HighMark Funds acquired the assets and assumed the identified liabilities of North Track Equity Income Fund, North Track Geneva Growth Fund, North Track NYSE Arca Tech 100 Index Fund and North Track Wisconsin Tax-Exempt Fund (the “North Track Funds”). The fiscal year end of the North Track Funds, the predecessor funds to HighMark Equity Income Fund, HighMark Geneva Mid Cap Growth Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund, was October 31. The fiscal year end of the successor HighMark Funds is July 31.
(3)	For the year ended October 31.

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 123

financial highlights
For a Share Outstanding Throughout Each Period
For the Years or Periods Ended July 31, (unless otherwise indicated)

		Investment Activities			Dividends and Distributions									Ratio of Expenses to Average Net Assets Excluding
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Capital Gains	Total from Dividends and Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return**	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Fee Waiversand Reduction of Expenses, and Recoupment if any		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Equity Income Fund (continued)

Class B Shares
2013	$10.16	$0.176	$1.903	$2.079	$(0.189)	$—	$(0.189)	$—	$12.05	20.72%	$1,116	1.75%		2.26%		1.63%	69%
2012	9.21	0.186	0.945	1.131	(0.181)	—	(0.181)	—	10.16	12.47	1,278	1.75		2.40		2.00	79
2011	7.91	0.195	1.321	1.516	(0.216)	—	(0.216)	—	9.21	19.31	1,572	1.75		2.50		2.19	78
2010	6.99	0.188	0.877	1.065	(0.145)	—	(0.145)	—	7.91	15.25	1,813	1.75		2.55		2.43	46
2009 (1)	7.35	0.116	(0.368)	(0.252)	(0.108)	—	(0.108)††	—	6.99	(3.24)	2,341	1.87	*~	3.17	*~	2.45 *	32
2008 (2)	11.95	0.24	(4.33)	(4.09)	(0.16)	(0.35)	(0.51)	—	7.35	(35.44)	3,121	1.90		2.42		2.23	83
Class C Shares
2013	$10.07	$0.176	$1.891	$2.067	$(0.197)	$—	$(0.197)	$—	$11.94	20.79%	$4,504	1.75%		2.26%		1.63%	69%
2012	9.14	0.186	0.930	1.116	(0.186)	—	(0.186)	—	10.07	12.40	2,673	1.75		2.40		2.00	79
2011	7.85	0.194	1.315	1.509	(0.219)	—	(0.219)	—	9.14	19.37	2,431	1.75		2.50		2.19	78
2010	6.94	0.187	0.868	1.055	(0.145)	—	(0.145)	—	7.85	15.22	2,194	1.75		2.55		2.43	46
2009 (1)	7.33	0.115	(0.379)	(0.264)	(0.126)	—	(0.126)††	—	6.94	(3.39)	2,832	1.87	*~	3.17	*~	2.45 *	32
2008 (2)	11.95	0.21	(4.28)	(4.07)	(0.20)	(0.35)	(0.55)	—	7.33	(35.38)	4,057	1.90		2.44		2.18	83

Geneva Mid Cap Growth Fund

Fiduciary Shares
2013	$23.46	$(0.139)	$5.523	$5.384	$—	$(0.434)	$(0.434)	$—	$28.41	23.28%	$818,057	1.13%		1.20%		(0.54)%	26%
2012	22.85	(0.147)	1.209	1.062	—	(0.452)	(0.452)	—	23.46	4.70	431,911	1.13		1.26		(0.63)	17
2011	17.98	(0.151)	5.050	4.899	—	(0.029)	(0.029)	—	22.85	27.25	215,699	1.13		1.29		(0.67)	23
2010	15.04	(0.110)	3.050	2.940	—	—	—	—	17.98	19.55	19,588	1.11		1.32		(0.63)	26
2009 (3)	14.07	(0.006)	0.976	0.970	—	—	—	—	15.04	6.89	1,459	1.13	*~	1.25	*~	(0.50)*	24
Class A Shares
2013	$23.26	$(0.200)	$5.464	$5.264	$—	$(0.434)	$(0.434)	$—	$28.09	22.96%	$475,431	1.38%		1.45%		(0.79)%	26%
2012	22.71	(0.204)	1.206	1.002	—	(0.452)	(0.452)	—	23.26	4.46	346,312	1.38		1.51		(0.88)	17
2011	17.92	(0.200)	5.019	4.819	—	(0.029)	(0.029)	—	22.71	26.82	195,872	1.38		1.54		(0.92)	23
2010	15.03	(0.152)	3.042	2.890	—	—	—	—	17.92	19.22	176,924	1.38		1.57		(0.90)	26
2009 (1)	13.53	(0.103)	1.603	1.500	—	—	—	—	15.03	11.16	148,670	1.70	*~	1.72	*~	(1.07)*	24
2008 (2)	21.80	(0.17)	(6.94)	(7.11)	—	(1.16)	(1.16)	—	13.53	(34.29)	132,592	1.38		1.38		(0.91)	22
Class B Shares
2013	$21.03	$(0.315)	$4.919	$4.604	$—	$(0.434)	$(0.434)	$—	$25.20	22.25%	$2,267	1.98%		1.95%		(1.39)%	26%
2012	20.70	(0.308)	1.090	0.782	—	(0.452)	(0.452)	—	21.03	3.77	3,559	1.98		2.01		(1.48)	17
2011	16.44	(0.299)	4.588	4.289	—	(0.029)	(0.029)	—	20.70	26.15	5,579	1.98		2.04		(1.52)	23
2010	13.87	(0.233)	2.803	2.570	—	—	—	—	16.44	18.53	6,209	1.98		2.07		(1.50)	26
2009 (1)	12.55	(0.158)	1.478	1.320	—	—	—	—	13.87	10.52	7,420	2.42	*~	2.42	*~	(1.78)*	24
2008 (2)	20.45	(0.34)	(6.40)	(6.74)	—	(1.16)	(1.16)	—	12.55	(34.77)	8,143	2.13		2.13		(1.66)	22
Class C Shares
2013	$21.29	$(0.321)	$4.985	$4.664	$—	$(0.434)	$(0.434)	$—	$25.52	22.26%	$96,703	1.98%		1.95%		(1.39)%	26%
2012	20.96	(0.316)	1.098	0.782	—	(0.452)	(0.452)	—	21.29	3.77	67,244	1.98		2.01		(1.48)	17
2011	16.64	(0.307)	4.656	4.349	—	(0.029)	(0.029)	—	20.96	26.14	32,580	1.98		2.04		(1.52)	23
2010	14.04	(0.237)	2.837	2.600	—	—	—	—	16.64	18.52	18,896	1.98		2.07		(1.50)	26
2009 (1)	12.70	(0.160)	1.500	1.340	—	—	—	—	14.04	10.55	14,708	2.42	*~	2.42	*~	(1.79)*	24
2008 (2)	20.69	(0.28)	(6.55)	(6.83)	—	(1.16)	(1.16)	—	12.70	(34.80)	14,433	2.13		2.13		(1.66)	22

Geneva Small Cap Growth Fund

Fiduciary Shares
2013	$31.63	$(0.338)	$10.737	$10.399	$—	$(1.520)	$(1.520)	$0.001	$40.51	34.18%	$73,086	1.36%		1.63%		(0.95)%	30%
2012	31.04	(0.303)	1.820	1.517	—	(0.928)	(0.928)	0.001	31.63	4.99	25,371	1.35		1.82		(0.99)	45
2011	24.45	(0.309)	7.926	7.617	—	(1.027)	(1.027)	—#	31.04	31.28	12,477	1.35		2.00		(1.03)	45
2010	20.70	(0.204)	3.954	3.750	—	—	—	—#	24.45	18.12	6,252	1.37		2.48		(0.89)	62
2009 (4)	20.00	(0.018)	0.718	0.700	—	—	—	—	20.70	3.50	1,598	1.37	*	8.34	*	(0.73)*	7
Class A Shares
2013	$31.36	$(0.423)	$10.632	$10.209	$—	$(1.520)	$(1.520)	$0.001	$40.05	33.86%	$24,629	1.62%		1.88%		(1.21)%	30%
2012	30.87	(0.382)	1.799	1.417	—	(0.928)	(0.928)	0.001	31.36	4.69	9,925	1.62		2.07		(1.26)	45
2011	24.39	(0.392)	7.899	7.507	—	(1.027)	(1.027)	—#	30.87	30.90	9,000	1.62		2.25		(1.30)	45
2010	20.70	(0.264)	3.954	3.690	—	—	—	—#	24.39	17.83	3,220	1.62		2.73		(1.15)	62
2009 (4)	20.00	(0.025)	0.725	0.700	—	—	—	—	20.70	3.50	1,988	1.62	*	8.59	*	(0.98)*	7

The accompanying notes are an integral part of the financial statements.

124 HighMark® Funds

		Investment Activities			Dividends and Distributions									Ratio of Expenses to Average
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Capital Gains	Total from Dividends and Distributions	Redemption Fees		Net Asset Value, End of Period	Total Return**	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Net Assets Excluding Fee Waivers and Reduction of Expenses	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Geneva Small Cap Growth Fund (continued)

Class C Shares
2013	$30.78	$(0.621)	$10.400	$9.779	$—	$(1.520)	$(1.520)		$0.001	$39.04	33.08%	$11,961	2.22%	2.38%	(1.81)%	30%
2012	30.49	(0.557)	1.774	1.217	—	(0.928)	(0.928)		0.001	30.78	4.09	3,799	2.22	2.57	(1.86)	45
2011	24.23	(0.580)	7.867	7.287	—	(1.027)	(1.027)		—#	30.49	30.18	2,134	2.22	2.75	(1.90)	45
2010	20.69	(0.401)	3.941	3.540	—	—	—		—#	24.23	17.11	260	2.22	3.23	(1.75)	62
2009 (4)	20.00	(0.039)	0.729	0.690	—	—	—		—	20.69	3.45	36	2.22 *	9.09 *	(1.58)*	7

International Opportunities Fund

Fiduciary Shares
2013	$6.26	$0.148	$1.116	$1.264	$(0.124)	$—	$(0.124)	$	—#	$7.40	20.34%	$60,531	1.21%	1.33%	2.11%	97%
2012	7.46	0.139	(1.155)	(1.016)	(0.184)	—	(0.184)		—#	6.26	(13.35)	62,889	1.31	1.42	2.21	102
2011	6.33	0.122	1.151	1.273	(0.143)	—	(0.143)		—#	7.46	20.25	93,101	1.45	1.52	1.69	95
2010	6.00	0.092	0.392	0.484	(0.154)	—	(0.154)		—#	6.33	8.03	79,237	1.44	1.53	1.44	84
2009	8.48	0.117	(2.343)	(2.226)	(0.109)	(0.145)	(0.254)		—#	6.00	(25.64)	63,644	1.39	1.56	2.10	134
Class A Shares
2013	$6.27	$0.137	$1.111	$1.248	$(0.108)	$—	$(0.108)	$	—#	$7.41	20.04%	$4,217	1.38%	1.58%	1.94%	97%
2012	7.45	0.128	(1.147)	(1.019)	(0.161)	—	(0.161)		—#	6.27	(13.57)	3,307	1.49	1.67	2.04	102
2011	6.32	0.109	1.141	1.250	(0.120)	—	(0.120)		—#	7.45	20.05	5,067	1.62	1.77	1.52	95
2010	5.98	0.082	0.401	0.483	(0.143)	—	(0.143)		—#	6.32	8.04	6,693	1.60	1.78	1.28	84
2009	8.45	0.107	(2.340)	(2.233)	(0.092)	(0.145)	(0.237)		—#	5.98	(25.77)	10,004	1.57	1.81	1.92	134
Class C Shares
2013	$6.22	$0.087	$1.109	$1.196	$(0.046)	$—	$(0.046)	$	—#	$7.37	19.28%	$1,165	2.08%	2.08%	1.24%	97%
2012	7.37	0.085	(1.132)	(1.047)	(0.103)	—	(0.103)		—#	6.22	(14.07)	1,182	2.17	2.17	1.36	102
2011	6.26	0.062	1.133	1.195	(0.085)	—	(0.085)		—#	7.37	19.16	2,290	2.27	2.27	0.87	95
2010	5.92	0.038	0.390	0.428	(0.088)	—	(0.088)		—#	6.26	7.39	1,975	2.28	2.28	0.60	84
2009	8.35	0.068	(2.297)	(2.229)	(0.056)	(0.145)	(0.201)		—#	5.92	(26.34)	2,217	2.27	2.31	1.22	134
Class M Shares
2013	$6.26	$0.158	$1.117	$1.275	$(0.135)	$—	$(0.135)	$	—#	$7.40	20.53%	$148,562	1.08%	1.08%	2.24%	97%
2012	7.47	0.148	(1.161)	(1.013)	(0.197)	—	(0.197)		—#	6.26	(13.28)	123,439	1.17	1.17	2.36	102
2011	6.34	0.135	1.148	1.283	(0.153)	—	(0.153)		—#	7.47	20.39	150,888	1.27	1.27	1.87	95
2010	6.00	0.102	0.398	0.500	(0.160)	—	(0.160)		—#	6.34	8.31	133,321	1.28	1.28	1.60	84
2009	8.48	0.124	(2.343)	(2.219)	(0.116)	(0.145)	(0.261)		—#	6.00	(25.55)	134,220	1.27	1.31	2.22	134

Large Cap Core Equity Fund

Fiduciary Shares
2013	$9.19	$0.127	$2.266	$2.393	$(0.123)	$—	$(0.123)		$—	$11.46	26.21%	$49,992	0.93%	1.20%	1.25%	63%
2012	8.49	0.087	0.702	0.789	(0.089)	—	(0.089)		—	9.19	9.39	59,041	0.93	1.28	1.02	78∞
2011	7.24	0.088	1.256	1.344	(0.094)	—	(0.094)		—	8.49	18.63	53,369	0.96	1.23	1.09	68
2010	6.39	0.081	0.848	0.929	(0.079)	—	(0.079)		—	7.24	14.56	55,593	0.95	1.22	1.13	93
2009	8.12	0.120	(1.733)	(1.613)	(0.117)	—	(0.117)		—	6.39	(19.59)	60,454	0.92	1.19	2.00	42

Amounts designated as “—” are either $0 or have been rounded to $0.
*	Annualized.
**	Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized
~	Ratios of expenses to average net assets include interest expenses of less than 0.005% for the period ended July 31, 2009, which is not included in the contractual expense limitations. The interest expense is from utilizing a line of credit.
#	Amount represents less than $0.001.
†	Per share amounts calculated using average shares method, unless otherwise indicated.
††	Includes Return of Capital of $0.004 for Class B Shares and Class C Shares.
^	Per share amounts calculated using SEC method.
∞	Portfolio turnover excludes the purchases and sales of the Merging Funds. If these transactions were included, portfolio turnover would have been higher.
(1)
For the nine month period ended July 31, 2009. On June 8, 2009, HighMark Funds acquired the assets and assumed the identified liabilities of North Track Equity Income Fund, North Track Geneva Growth Fund, North Track NYSE Arca Tech 100 Index Fund and North Track Wisconsin Tax-Exempt Fund (the “North Track Funds”). The fiscal year end of  the North Track Funds, the predecessor funds to HighMark Equity Income Fund, HighMark Geneva Mid Cap Growth Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund, was October 31. The fiscal year end of the successor HighMark Funds is July 31.

(2)	For the year ended October 31.
(3)	Commenced operations on June 26, 2009.
(4)	Commenced operations on June 12, 2009.

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 125

financial highlights
For a Share Outstanding Throughout Each Period
For the Years or Periods Ended July 31, (unless otherwise indicated)

		Investment Activities			Dividends and Distributions								Ratio of Expenses to
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Capital Gains	Total from Dividends and Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return**	Net Assets, End of Period(000)	Ratio of Expenses to Average Net Assets	Average Net Assets Excluding Fee Waivers and Reduction of Expenses	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Large Cap Core Equity Fund (continued)

Class A Shares
2013	$9.17	$0.100	$2.254	$2.354	$(0.094)	$—	$(0.094)	$—	$11.43	25.80%	$9,799	1.22%	1.45%	0.96%	63%
2012	8.47	0.062	0.704	0.766	(0.066)	—	(0.066)	—	9.17	9.12	3,538	1.23	1.53	0.72	78∞
2011	7.23	0.065	1.244	1.309	(0.069)	—	(0.069)	—	8.47	18.15	3,027	1.25	1.48	0.79	68
2010	6.38	0.061	0.848	0.909	(0.059)	—	(0.059)	—	7.23	14.27	2,640	1.23	1.47	0.85	93
2009	8.10	0.103	(1.722)	(1.619)	(0.101)	—	(0.101)	—	6.38	(19.83)	2,004	1.20	1.44	1.72	42
Class C Shares
2013	$8.92	$0.035	$2.191	$2.226	$(0.036)	$—	$(0.036)	$—	$11.11	25.01%	$996	1.82%	1.95%	0.36%	63%
2012	8.24	0.010	0.685	0.695	(0.015)	—	(0.015)	—	8.92	8.47	765	1.83	2.03	0.12	78∞
2011	7.03	0.015	1.213	1.228	(0.018)	—	(0.018)	—	8.24	17.48	640	1.85	1.98	0.19	68
2010	6.21	0.017	0.821	0.838	(0.018)	—	(0.018)	—	7.03	13.50	441	1.83	1.97	0.25	93
2009	7.92	0.064	(1.699)	(1.635)	(0.075)	—	(0.075)	—	6.21	(20.52)	446	1.80	1.94	1.12	42

Large Cap Growth Fund

Fiduciary Shares
2013	$11.45	$0.101	$1.357	$1.458	$(0.058)	$—	$(0.058)	$—	$12.85	12.80%	$52,843	1.01%	1.24%	0.84%	41%
2012	10.31	0.045	1.112	1.157	(0.017)	—	(0.017)	—	11.45	11.25	53,070	1.01	1.27	0.43	53
2011	8.81	0.021	1.598	1.619	(0.119)	—	(0.119)	—	10.31	18.41	57,207	1.01	1.24	0.21	41
2010	7.87	0.101	0.909	1.010	(0.070)	—	(0.070)	—	8.81	12.82	60,078	0.99	1.21	1.16	34
2009	9.11	0.072	(1.263)^	(1.191)	(0.049)	—	(0.049)	—	7.87	(12.97)	67,051	0.93	1.17	0.99	60
Class A Shares
2013	$11.23	$0.068	$1.328	$1.396	$(0.016)	$—	$(0.016)	$—	$12.61	12.45%	$16,840	1.27%	1.49%	0.58%	41%
2012	10.12	0.018	1.092	1.110	—	—	—	—	11.23	10.97	16,722	1.27	1.52	0.17	53
2011	8.64	(0.005)	1.572	1.567	(0.087)	—	(0.087)	—	10.12	18.16	16,621	1.27	1.49	(0.05)	41
2010	7.74	0.076	0.891	0.967	(0.067)	—	(0.067)	—	8.64	12.48	19,881	1.25	1.46	0.89	34
2009	8.95	0.051	(1.238)^	(1.187)	(0.023)	—	(0.023)	—	7.74	(13.21)	17,543	1.21	1.42	0.72	60
Class B Shares
2013	$10.45	$(0.002)	$1.232	$1.230	—	$—	—	$—	$11.68	11.77%	$448	1.87%	1.99%	(0.02)%	41%
2012	9.47	(0.040)	1.020	0.980	—	—	—	—	10.45	10.35	664	1.87	2.02	(0.43)	53
2011	8.07	(0.060)	1.460	1.400	—	—	—	—	9.47	17.35	1,881	1.87	1.99	(0.65)	41
2010	7.22	0.023	0.827	0.850	—	—	—	—	8.07	11.77	3,126	1.85	1.96	0.29	34
2009	8.35	0.008	(1.138)^	(1.130)	—	—	—	—	7.22	(13.53)	5,292	1.81	1.92	0.12	60
Class C Shares
2013	$10.35	$(0.002)	$1.222	$1.220	—	$—	—	$—	$11.57	11.79%	$2,787	1.87%	1.99%	(0.02)%	41%
2012	9.38	(0.041)	1.011	0.970	—	—	—	—	10.35	10.34	2,629	1.87	2.02	(0.43)	53
2011	8.02	(0.059)	1.451	1.392	(0.032)	—	(0.032)	—	9.38	17.36	2,861	1.87	1.99	(0.65)	41
2010	7.21	0.023	0.834	0.857	(0.047)	—	(0.047)	—	8.02	11.88	3,250	1.85	1.96	0.29	34
2009	8.36	0.008	(1.158)^	(1.150)	—	—	—	—	7.21	(13.76)	3,481	1.81	1.92	0.12	60

NYSE Arca Tech 100 Index Fund

Fiduciary Shares
2013	$34.63	$0.253	$8.796	$9.049	$(0.099)	$—	$(0.099)	$—	$43.58	26.19%	$18,106	0.81%	0.97%	0.64%	33%
2012	32.26	0.065	2.305	2.370	—	—	—	—	34.63	7.35	7,576	0.81	1.02	0.20	30
2011	25.69	0.050	6.520	6.570	—	—	—	—	32.26	25.58	5,990	0.77	1.02	0.16	11
2010	22.06	(0.002)	3.632	3.630	—	—	—	—	25.69	16.46	312	0.83	1.00	(0.01)	9
2009 (1)	22.04	0.001	0.019	0.020	—	—	—	—	22.06	0.09	20	0.83*~#	0.97*~#	0.24*~#	10
Class A Shares
2013	$34.34	$0.143	$8.717	$8.860	$(0.050)	$—	$(0.050)	$—	$43.15	25.83%	$210,475	1.08%	1.22%	0.37%	33%
2012	32.07	(0.024)	2.294	2.270	—	—	—	—	34.34	7.05	170,516	1.08	1.27	(0.07)	30
2011	25.62	(0.046)	6.496	6.450	—	—	—	—	32.07	25.17	182,410	1.08	1.27	(0.15)	11
2010	22.06	(0.063)	3.623	3.560	—	—	—	—	25.62	16.18	162,267	1.08	1.25	(0.26)	9
2009 (2)	18.53	(0.029)	3.559	3.530	—	—	—	—	22.06	19.05	166,899	1.27*~#	1.42*~	(0.21)*#	10
2008 (3)	29.13	(0.10)^^	(10.50)	(10.60)	—	—	—	—	18.53	(36.39)	157,076	1.08 ††	1.08	(0.37)††	19

The accompanying notes are an integral part of the financial statements.

126 HighMark® Funds

		Investment Activities			Dividends and Distributions									Ratio of Expenses to Average Net
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Capital Gains	Total from Dividends and Distributions	Redemption Fees		Net Asset Value, End of Period	Total Return**	Net Assets, End of Period(000)	Ratio of Expenses to AverageNet Assets	Assets Excluding Fee Waivers and Reduction of Expenses	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

NYSE Arca Tech 100 Index Fund (continued)

Class B Shares
2013	$30.92	$(0.077)	$7.827	$7.750	$—	$—	$—	$—		$38.67	25.07%	$2,794	1.68%	1.72%	(0.23)%	33%
2012	29.05	(0.196)	2.066	1.870	—	—	—	—		30.92	6.40	3,857	1.68	1.77	(0.67)	30
2011	23.35	(0.206)	5.906	5.700	—	—	—	—		29.05	24.46	7,102	1.68	1.77	(0.75)	11
2010	20.22	(0.191)	3.321	3.130	—	—	—	—		23.35	15.48	9,889	1.68	1.75	(0.86)	9
2009 (2)	17.08	(0.115)	3.255	3.140	—	—	—	—		20.22	18.38	14,422	1.99 *~#	2.11 *~	(0.92)*#	10
2008 (3)	27.06	(0.37)^^	(9.61)	(9.98)	—	—	—	—		17.08	(36.88)	17,314	1.82 ††	1.82	(1.10)††	19
Class C Shares
2013	$31.49	$(0.079)	$7.969	$7.890	$—	$—	$—	$—		$39.38	25.06%	$13,930	1.68%	1.72%	(0.23)%	33%
2012	29.58	(0.201)	2.111	1.910	—	—	—	—		31.49	6.42	11,111	1.68	1.77	(0.67)	30
2011	23.78	(0.212)	6.012	5.800	—	—	—	—		29.58	24.43	11,269	1.68	1.77	(0.75)	11
2010	20.59	(0.196)	3.386	3.190	—	—	—	—		23.78	15.49	10,680	1.68	1.75	(0.86)	9
2009 (2)	17.39	(0.117)	3.317	3.200	—	—	—	—		20.59	18.40	10,620	1.99 *~#	2.11 *~	(0.92)*#	10
2008 (3)	27.55	(0.30)^^	(9.86)	(10.16)	—	—	—	—		17.39	(36.88)	12,839	1.82 ††	1.82	(1.12)††	19

Small Cap Core Fund

Fiduciary Shares
2013	$19.20	$0.013	$6.144	$6.157	$(0.007)	$—	$(0.007)	$—	†††	$25.35	32.07%	$57,899	1.34%	1.56%	0.06%	77%
2012	19.24	0.005	(0.045)	(0.040)	—	—	—	—	†††	19.20	(0.21)	46,391	1.33	1.71	0.03	106 ∞
2011	14.54	(0.055)	4.755	4.700	—	—	—	—	†††	19.24	32.33	27,137	1.31	1.76	(0.31)	67
2010	11.85	(0.041)	2.787	2.746	(0.056)	—	(0.056)	—		14.54	23.32	23,527	1.30	1.79	(0.30)	78
2009	16.45	0.055	(4.636)	(4.581)	(0.019)	—	(0.019)	—	†††	11.85	(27.90)	22,084	1.27	1.85	0.48	61
Class A Shares
2013	$19.00	$(0.047)	$6.067	$6.020	$—	$—	$—	$—	†††	$25.02	31.69%	$11,549	1.62%	1.80%	(0.22)%	77%
2012	19.09	(0.049)	(0.041)	(0.090)	—	—	—	—	†††	19.00	(0.52)	10,869	1.62	1.96	(0.27)	106 ∞
2011	14.47	(0.111)	4.731	4.620	—	—	—	—	†††	19.09	32.00	536	1.62	2.01	(0.62)	67
2010	11.80	(0.084)	2.779	2.695	(0.025)	—	(0.025)	—		14.47	22.86	310	1.60	2.04	(0.61)	78
2009	16.43	0.020	(4.634)	(4.614)	(0.016)	—	(0.016)	—	†††	11.80	(28.08)	227	1.57	2.10	0.18	61
Class C Shares
2013	$18.45	$(0.171)	$5.861	$5.690	$—	$—	$—	$—	†††	$24.14	30.84%	$4,396	2.22%	2.30%	(0.82)%	77%
2012	18.65	(0.156)	(0.044)	(0.200)	—	—	—	—	†††	18.45	(1.07)	3,813	2.22	2.46	(0.87)	106 ∞
2011	14.22	(0.216)	4.646	4.430	—	—	—	—	†††	18.65	31.15	217	2.22	2.51	(1.22)	67
2010	11.65	(0.161)	2.731	2.570	—	—	—	—		14.22	22.17	77	2.20	2.54	(1.21)	78
2009	16.36	(0.048)	(4.662)	(4.710)	—	—	—	—	†††	11.65	(28.85)	87	2.17	2.60	(0.42)	61

Value Fund

Fiduciary Shares
2013	$15.71	$0.207	$3.815	$4.022	$(0.205)	(1.367)	$(1.572)	$—		$18.16	27.54%	$131,381	0.99%	1.11%	1.24%	55%
2012	16.09	0.220	0.275	0.495	(0.222)	(0.653)	(0.875)	—		15.71	3.50	147,101	1.00	1.14	1.46	44 ∞
2011	13.64	0.192	2.572	2.764	(0.314)	—	(0.314)	—		16.09	20.50	234,785	1.02	1.13	1.24	26
2010	12.17	0.265	1.368	1.633	(0.163)	—	(0.163)	—		13.64	13.43	228,162	1.00	1.11	1.95	12
2009	17.53	0.221	(4.399)	(4.178)	(0.223)	(0.959)	(1.182)	—		12.17	(23.11)	229,771	0.96	1.09	1.82	20

Amounts designated as “—” are either $0 or have been rounded to $0.
*	Annualized.
**	Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.
~	Ratios of expenses to average net assets include interest expenses of less than 0.005% for the period ended July 31, 2009, which is not included in the contractual expenses limitation. The interest expense is from utilizing a line of credit.
†	Per share amounts calculated using average shares method, unless otherwise indicated.
††	Does not reflect vendor reimbursement of 0.03%.
†††	Amount represents less than $0.001.
#	Does not reflect vendor reimbursement of 0.08%.
^	Includes $0.017 of Fair Funds Settlement.
^^	Per share amounts calculated using SEC methods.
∞	Portfolio turnover excludes the purchases and sales of the Merging Funds. If these transactions were included, portfolio turnover would have been higher.
(1)	Commenced operations on July 23, 2009.
(2)	For the nine month period ended July 31, 2009. On June 8, 2009, HighMark Funds acquired the assets and assumed the identified liabilities of North Track Equity Income Fund,
North Track Geneva Growth Fund, North Track NYSE Arca Tech 100 Index Fund and North Track Wisconsin Tax-Exempt Fund (the “North Track Funds”). The fiscal year end of the North Track Funds, the predecessor funds to HighMark Equity Income Fund, HighMark Geneva Growth Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark
Wisconsin Tax-Exempt Fund, was October 31. The fiscal year end of the successor HighMark Funds is July 31.
(3)	For the year ended October 31.

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 127

financial highlights
For a Share Outstanding Throughout Each Period
For the Years or Periods Ended July 31, (unless otherwise indicated)

		Investment Activities			Dividends and Distributions								Ratio of Expenses to Average
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Capital Gains	Total from Dividends and Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return***	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Net Assets Excluding Fee Waivers and Reduction of Expenses	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Value Fund (continued)

Class A Shares
2013	$15.67	$0.163	$3.799	$3.962	$(0.165)	$(1.367)	$(1.532)	$—	$18.10	27.18%	$89,154	1.25%	1.36%	0.98%	55%
2012	16.05	0.182	0.271	0.453	(0.180)	(0.653)	(0.833)	—	15.67	3.28	83,339	1.26	1.39	1.20	44 ∞
2011	13.61	0.153	2.566	2.719	(0.279)	—	(0.279)	—	16.05	20.12	71,164	1.27	1.38	0.99	26
2010	12.14	0.230	1.369	1.599	(0.129)	—	(0.129)	—	13.61	13.18	72,132	1.25	1.36	1.70	12
2009	17.50	0.186	(4.395)	(4.209)	(0.192)	(0.959)	(1.151)	—	12.14	(23.30)	75,156	1.21	1.34	1.57	20
Class B Shares
2013	$15.32	$0.062	$3.710	$3.772	$(0.075)	$(1.367)	$(1.442)	$—	$17.65	26.43%	$901	1.85%	1.86%	0.38%	55%
2012	15.69	0.089	0.270	0.359	(0.076)	(0.653)	(0.729)	—	15.32	2.70	1,164	1.86	1.89	0.60	44 ∞
2011	13.32	0.059	2.506	2.565	(0.195)	—	(0.195)	—	15.69	19.37	2,212	1.87	1.88	0.39	26
2010	11.88	0.146	1.339	1.485	(0.045)	—	(0.045)	—	13.32	12.51	3,439	1.85	1.86	1.10	12
2009	17.16	0.115	(4.312)	(4.197)	(0.124)	(0.959)	(1.083)	—	11.88	(23.74)	5,722	1.81	1.84	0.97	20
Class C Shares
2013	$15.25	0.061	$3.684	$3.745	$(0.078)	$(1.367)	$(1.445)	$—	$17.55	26.37%	$3,857	1.85%	1.86%	0.38%	55%
2012	15.63	0.089	0.268	0.357	(0.084)	(0.653)	(0.737)	—	15.25	2.70	3,792	1.86	1.89	0.60	44 ∞
2011	13.26	0.059	2.509	2.568	(0.198)	—	(0.198)	—	15.63	19.48	2,503	1.87	1.88	0.39	26
2010	11.84	0.145	1.322	1.467	(0.047)	—	(0.047)	—	13.26	12.50	2,548	1.85	1.86	1.10	12
2009	17.10	0.113	(4.289)	(4.176)	(0.125)	(0.959)	(1.084)	—	11.84	(23.76)	3,058	1.81	1.84	0.97	20
Class U Shares
2013	$15.72	$0.230	$3.813	$4.043	$(0.226)	$(1.367)	$(1.593)	$—	$18.17	27.69%	$123,772	0.85%	0.86%	1.38%	55%
2012 (1)	14.85	0.142	0.852	0.994	(0.124)	—	(0.124)	—	15.72	6.70	99,930	0.86 *	0.89 *	1.60 *	44 ∞

Bond Fund

Fiduciary Shares
2013	$11.62	$0.299	$(0.309)	$(0.010)	$(0.324)	$(0.146)	$(0.470)	$—	$11.14	(0.15)%	$309,889	0.72%	0.99%	2.60%	53%
2012	11.46	0.377	0.408	0.785	(0.388)	(0.237)	(0.625)	—	11.62	7.11	325,475	0.74	1.00	3.30	44
2011	11.38	0.420	0.182	0.602	(0.427)	(0.095)	(0.522)	—	11.46	5.45	337,143	0.79	1.01	3.70	58
2010	10.77	0.467	0.618	1.085	(0.475)	—	(0.475)	—	11.38	10.29	330,318	0.78	1.00	4.23	32
2009	10.45	0.472	0.324	0.796	(0.476)	—	(0.476)	—	10.77	7.93	307,014	0.77	0.99	4.57	41
Class A Shares
2013	$11.42	$0.266	$(0.305)	$(0.039)	$(0.295)	$(0.146)	$(0.441)	$—	$10.94	(0.41)%	$26,524	0.97%	1.24%	2.35%	53%
2012	11.28	0.342	0.395	0.737	(0.360)	(0.237)	(0.597)	—	11.42	6.87	44,659	0.99	1.25	3.05	44
2011	11.21	0.385	0.179	0.564	(0.399)	(0.095)	(0.494)	—	11.28	5.09	29,449	1.04	1.26	3.45	58
2010	10.61	0.433	0.614	1.047	(0.447)	—	(0.447)	—	11.21	10.08	28,952	1.03	1.25	3.97	32
2009	10.31	0.440	0.310	0.750	(0.450)	—	(0.450)	—	10.61	7.58	22,726	1.02	1.24	4.32	41
Class B Shares
2013	$11.38	$0.189	$(0.308)	$(0.119)	$(0.215)	$(0.146)	$(0.361)	$—	$10.90	(1.11)%	$79	1.65%	1.74%	1.67%	53%
2012	11.23	0.265	0.401	0.666	(0.279)	(0.237)	(0.516)	—	11.38	6.13	218	1.67	1.75	2.37	44
2011	11.16	0.308	0.174	0.482	(0.317)	(0.095)	(0.412)	—	11.23	4.44	326	1.72	1.76	2.77	58
2010	10.56	0.357	0.615	0.972	(0.372)	—	(0.372)	—	11.16	9.36	1,345	1.71	1.75	3.29	32
2009	10.26	0.369	0.311	0.680	(0.380)	—	(0.380)	—	10.56	6.87	2,789	1.70	1.74	3.64	41
Class C Shares
2013	$11.36	$0.216	$(0.303)	$(0.087)	$(0.247)	$(0.146)	$(0.393)	$—	$10.88	(0.84)%	$15,112	1.40%	1.49%	1.92%	53%
2012	11.22	0.292	0.397	0.689	(0.312)	(0.237)	(0.549)	—	11.36	6.36	15,638	1.42	1.50	2.62	44
2011	11.15	0.334	0.183	0.517	(0.352)	(0.095)	(0.447)	—	11.22	4.77	7,774	1.47	1.51	3.02	58
2010	10.56	0.384	0.609	0.993	(0.403)	—	(0.403)	—	11.15	9.58	4,164	1.46	1.50	3.54	32
2009	10.25	0.396	0.325	0.721	(0.411)	—	(0.411)	—	10.56	7.29	1,309	1.45	1.49	3.89	41

California Intermediate Tax-Free Bond Fund

Fiduciary Shares
2013	$10.60	$0.256	$(0.370)	$(0.114)	$(0.256)	$—	$(0.256)	$—	$10.23	(1.12)%	$115,914	0.54%	1.00%	2.42%	20%
2012	10.19	0.266	0.412	0.678	(0.268)	—	(0.268)	—	10.60	6.73	133,143	0.54	1.02	2.55	34
2011	10.23	0.282	(0.044)	0.238	(0.278)	—	(0.278)	—	10.19	2.38	123,644	0.54	1.02	2.79	32
2010	10.03	0.327	0.216	0.543	(0.326)	(0.017)	(0.343)	—	10.23	5.49	112,407	0.53	1.02	3.22	17
2009	9.83	0.344	0.216	0.560	(0.342)	(0.018)	(0.360)	—	10.03	5.80	96,420	0.52	1.03	3.47	12

The accompanying notes are an integral part of the financial statements.

128 HighMark® Funds

		Investment Activities			Dividends and Distributions								Ratio of Expenses
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Capital Gains	Total from Dividends and Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return***	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	to Average Net Assets Excluding Fee Waivers and Reduction of Expenses	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

California Intermediate Tax-Free Bond Fund (continued)

Class A Shares
2013	$10.54	$0.228	$(0.368)	$(0.140)	$(0.230)	$—	$(0.230)	$—	$10.17	(1.38)%	$76,478	0.79%	1.25%	2.17%	20%
2012	10.14	0.238	0.405	0.643	(0.243)	—	(0.243)	—	10.54	6.40	92,570	0.79	1.27	2.30	34
2011	10.18	0.256	(0.044)	0.212	(0.252)	—	(0.252)	—	10.14	2.13	78,038	0.79	1.27	2.54	32
2010	9.98	0.300	0.218	0.518	(0.301)	(0.017)	(0.318)	—	10.18	5.26	76,111	0.78	1.27	2.97	17
2009	9.78	0.318	0.217	0.535	(0.317)	(0.018)	(0.335)	—	9.98	5.57	48,833	0.77	1.28	3.22	12
Class C Shares
2013	$10.50	$0.180	$(0.357)	$(0.177)	$(0.183)	$—	$(0.183)	$—	$10.14	(1.72)%	$38,244	1.24%	1.50%	1.72%	20%
2012	10.10	0.190	0.407	0.597	(0.197)	—	(0.197)	—	10.50	5.96	35,519	1.24	1.52	1.85	34
2011	10.15	0.209	(0.051)	0.158	(0.208)	—	(0.208)	—	10.10	1.59	22,806	1.24	1.52	2.09	32
2010	9.95	0.253	0.221	0.474	(0.257)	(0.017)	(0.274)	—	10.15	4.82	14,860	1.23	1.52	2.52	17
2009	9.76	0.272	0.211	0.483	(0.275)	(0.018)	(0.293)	—	9.95	5.03	4,938	1.22	1.53	2.77	12

National Intermediate Tax-Free Bond Fund

Fiduciary Shares
2013	$11.78	$0.307	$(0.406)	$(0.099)	$(0.310)	$(0.041)	$(0.351)	$—	$11.33	(0.89)%	$63,171	0.52%	1.07%	2.62%	27%
2012	11.43	0.315	0.348	0.663	(0.313)	—	(0.313)	—	11.78	5.87	73,230	0.52	1.08	2.71	20
2011	11.48	0.319	(0.046)	0.273	(0.321)	(0.002)	(0.323)	—	11.43	2.43	79,902	0.52	1.08	2.81	22
2010	11.20	0.339	0.279	0.618	(0.338)	—	(0.338)	—	11.48	5.60	81,121	0.51	1.07	2.99	14
2009	10.95	0.371	0.259	0.630	(0.371)	(0.009)	(0.380)	—	11.20	5.85	75,000	0.44	1.08	3.35	35
Class A Shares
2013	$11.78	$0.277	$(0.415)	$(0.138)	$(0.281)	$(0.041)	$(0.322)	$—	$11.32	(1.23)%	$17,915	0.77%	1.32%	2.37%	27%
2012	11.42	0.286	0.358	0.644	(0.284)	—	(0.284)	—	11.78	5.70	18,950	0.77	1.33	2.46	20
2011	11.48	0.291	(0.057)	0.234	(0.292)	(0.002)	(0.294)	—	11.42	2.08	23,674	0.77	1.33	2.56	22
2010	11.20	0.311	0.278	0.589	(0.309)	—	(0.309)	—	11.48	5.33	22,335	0.76	1.32	2.74	14
2009	10.95	0.343	0.260	0.603	(0.344)	(0.009)	(0.353)	—	11.20	5.60	19,285	0.69	1.33	3.10	35
Class C Shares
2013	$11.79	$0.225	$(0.416)	$(0.191)	$(0.228)	$(0.041)	$(0.269)	$—	$11.33	(1.68)%	$7,230	1.22%	1.57%	1.92%	27%
2012	11.43	0.233	0.359	0.592	(0.232)	—	(0.232)	—	11.79	5.22	7,978	1.22	1.58	2.01	20
2011	11.49	0.239	(0.056)	0.183	(0.241)	(0.002)	(0.243)	—	11.43	1.71	4,161	1.22	1.58	2.11	22
2010 (2)	11.40	0.170	0.203	0.373	(0.283)	—	(0.283)	—	11.49	2.25	2,363	1.21 *	1.57 *	2.29 *	14
2008 (3)	11.05	0.058	0.070	0.128	(0.058)	—	(0.058)	—	11.12	1.16	—	0.97 *	1.43 *	3.01 *	19 **
2007	11.12	0.360	(0.045)	0.315	(0.346)	(0.039)	(0.385)	—	11.05	2.86	6	0.97	1.55	3.22	4
2006	11.44	0.368	(0.230)	0.138	(0.368)	(0.090)	(0.458)	—	11.12	1.24	25	1.00	1.51	3.27	7

Short Term Bond Fund

Fiduciary Shares
2013	$10.13	$0.117	$(0.069)	$0.048	$(0.158)	$—	$(0.158)	$—	$10.02	0.48%	$93,528	0.59%	0.94%	1.16%	62%
2012	10.10	0.199	0.055	0.254	(0.224)	—	(0.224)	—	10.13	2.55	102,449	0.61	0.97	1.98	45
2011	10.12	0.219	0.006	0.225	(0.245)	—	(0.245)	—	10.10	2.35	87,476	0.67	0.98	2.17	48
2010	10.00	0.269	0.140	0.409	(0.289)	—	(0.289)	—	10.12	4.04	71,122	0.66	0.99	2.67	27
2009	9.89	0.392	0.111	0.503	(0.393)	—	(0.393)	—	10.00	5.24	51,471	0.66	1.07	3.99	54
Class A Shares
2013	$10.11	$0.090	$(0.068)	$0.022	$(0.132)	$—	$(0.132)	$—	$10.00	0.22%	$44,364	0.85%	1.19%	0.89%	62%
2012	10.09	0.172	0.044	0.216	(0.196)	—	(0.196)	—	10.11	2.18	31,888	0.88	1.22	1.71	45
2011	10.10	0.191	0.016	0.207	(0.217)	—	(0.217)	—	10.09	2.07	24,353	0.95	1.23	1.89	48
2010	9.98	0.240	0.141	0.381	(0.261)	—	(0.261)	—	10.10	3.86	22,581	0.94	1.24	2.39	27
2009	9.88	0.364	0.104	0.468	(0.368)	—	(0.368)	—	9.98	4.88	9,403	0.93	1.32	3.72	54

Amounts designated as “—” are either $0 or have been rounded to $0. For Net Assets at End of Period, “—” is an amount less than $1,000.
*	Annualized.
**	Portfolio turnover rate based on one year data.
***	Total return does not reflect any applicable sales charge. Total return is for the period indicated and has been annualized.
†	Per share amounts calculated using average shares method, unless otherwise indicated.
∞	Portfolio turnover excludes the purchases and sales of the Merging Funds. If these transactions were included, portfolio turnover would have been higher.
(1)	Commenced operations on January 4, 2012.
(2)	Class C Shares resumed operations on December 4, 2009, with a beginning Net Asset Value per share of $11.40.
(3)
The information presented is for the period from August 1, 2007 through September 27, 2007. Class C Shares closed on September 27, 2007. The ending net asset value reflects the price which final redemptions were paid.

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 129

financial highlights
For a Share Outstanding Throughout Each Period
For the Years or Periods Ended July 31, (unless otherwise indicated)

		Investment Activities			Dividends and Distributions								Ratio of Expenses to Average
	Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Capital Gains	Total from Dividends and Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return**	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Net Assets Excluding Fee Waivers and Reduction of Expenses	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

Short Term Bond Fund (continued)

Class C Shares
2013	$10.24	$0.045	$(0.069)	$(0.024)	$(0.086)	$—	$(0.086)	$—	$10.13	(0.24)%	$26,690	1.30%	1.44%	0.44%	62%
2012	10.21	0.128	0.052	0.180	(0.150)	—	(0.150)	—	10.24	1.79	24,569	1.33	1.47	1.26	45
2011	10.22	0.147	0.014	0.161	(0.171)	—	(0.171)	—	10.21	1.59	20,876	1.40	1.48	1.44	48
2010	10.10	0.197	0.140	0.337	(0.217)	—	(0.217)	—	10.22	3.37	17,565	1.39	1.49	1.94	27
2009	9.99	0.323	0.112	0.435	(0.325)	—	(0.325)	—	10.10	4.47	3,109	1.38	1.57	3.27	54

Wisconsin Tax-Exempt Fund

Fiduciary Shares
2013	$10.88	$0.327	$(0.579)	$(0.252)	$(0.328)	$—	$(0.328)	$—	$10.30	(2.40)%	$931	0.65%	1.04%	3.04%	14%
2012	10.37	0.360	0.515	0.875	(0.365)	—	(0.365)	—	10.88	8.57	705	0.65	1.06	3.42	13
2011 (1)	10.52	0.384	(0.127)	0.257	(0.395)	(0.012)	(0.407)	—	10.37	2.45	282	0.65 *	1.06 *	3.78 *	10
Class A Shares
2013	$10.88	$0.300	$(0.579)	$(0.279)	$(0.301)	$—	$(0.301)	$—	$10.30	(2.65)%	$132,960	0.90%	1.29%	2.79%	14%
2012	10.37	0.338	0.511	0.849	(0.339)	—	(0.339)	—	10.88	8.30	146,649	0.90	1.31	3.17	13
2011	10.52	0.365	(0.134)	0.231	(0.369)	(0.012)	(0.381)	—	10.37	2.28	130,165	0.90	1.31	3.53	10
2010	10.10	0.359	0.422	0.781	(0.361)	—	(0.361)	—	10.52	7.95	146,665	0.90	1.29	3.45	13
2009 (2)	9.61	0.267	0.481	0.748	(0.258)	—	(0.258)	—	10.10	7.76	140,399	1.03 *	1.28 *	3.61 *	9
2008 (3)	10.35	0.37^	(0.74)	(0.37)	(0.37)	—	(0.37)	—	9.61	(3.72)	143,533	0.95	1.06	3.59	9
Class B Shares
2013	$10.88	$0.225	$(0.590)	$(0.365)	$(0.225)	$—	$(0.225)	$—	$10.29	(3.42)%	$509	1.60%	1.79%	2.09%	14%
2012	10.36	0.264	0.517	0.781	(0.261)	—	(0.261)	—	10.88	7.62	1,060	1.60	1.81	2.47	13
2011	10.51	0.293	(0.135)	0.158	(0.296)	(0.012)	(0.308)	—	10.36	1.66	2,100	1.60	1.81	2.83	10
2010	10.09	0.285	0.423	0.708	(0.288)	—	(0.288)	—	10.51	7.10	2,898	1.60	1.79	2.75	13
2009 (2)	9.60	0.212	0.482	0.694	(0.204)	—	(0.204)	—	10.09	7.18	3,142	1.77 *	1.98 *	2.87 *	9
2008 (3)	10.34	0.29^	(0.74)	(0.45)	(0.29)	—	(0.29)	—	9.60	(4.43)	3,319	1.70	1.81	2.84	9
Class C Shares
2013	$10.87	$0.251	$(0.589)	$(0.338)	$(0.252)	$—	$(0.252)	$—	$10.28	(3.18)%	$17,605	1.35%	1.54%	2.34%	14%
2012	10.36	0.288	0.513	0.801	(0.291)	—	(0.291)	—	10.87	7.82	17,595	1.35	1.56	2.71	13
2011	10.51	0.318	(0.133)	0.185	(0.323)	(0.012)	(0.335)	—	10.36	1.93	10,831	1.35	1.56	3.08	10
2010	10.09	0.311	0.424	0.735	(0.315)	—	(0.315)	—	10.51	7.37	10,157	1.35	1.54	3.00	13
2009 (2)	9.60	0.216	0.481	0.697	(0.207)	—	(0.207)	—	10.09	7.22	6,406	1.72 *	1.93 *	2.92 *	9
2008 (3)	10.34	0.29^	(0.74)	(0.45)	(0.29)	—	(0.29)	—	9.60	(4.33)	6,009	1.70	1.81	2.84	9

Amounts designated as “—” are either $0 or have been rounded to $0.
*	Annualized.
**	Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.
†	Per share amounts calculated using average shares method, unless otherwise indicated.
^	Per share amounts calculated using SEC method.
(1)	Commenced operations on August 3, 2010.
(2)
For the nine month period ended July 31, 2009. On June 8, 2009, HighMark Funds acquired the assets and assumed the identified liabilities of North Track Equity Income Fund, North Track Geneva Growth Fund, North Track NYSE Arca Tech 100 Index Fund and North Track Wisconsin Tax-Exempt Fund (the “North Track Funds”). The fiscal year end of the North Track Funds, the predecessor funds to HighMark Equity Income Fund, HighMark Geneva Growth Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund, was October 31. The fiscal year end of the successor HighMark Funds is July 31.

(3)	For the year ended October 31.

The accompanying notes are an integral part of the financial statements.

130 HighMark® Funds

notes to financial statements
July 31, 2013

1. organization

HighMark® Funds (“HighMark” or the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 10, 1987.

HighMark is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company with nineteen separate funds as of the date of these financial statements. All the series of HighMark Funds included in the Trust, except for Wisconsin Tax-Exempt Fund, are diversi-fied investment companies. The following funds of the Trust are included in these financial statements: Balanced Fund, Cognitive Value Fund, Enhanced Growth Fund, Equity Income Fund, Geneva Mid Cap Growth Fund, Geneva Small Cap Growth Fund, International Opportunities Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, NYSE Arca Tech 100 Index Fund, Small Cap Core Fund, Value Fund (collectively, the “Equity Funds”), Bond Fund, California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund, Short Term Bond Fund and Wisconsin Tax-Exempt Fund (collectively, the “Fixed-Income Funds”). The Equity Funds and the Fixed-Income Funds are collectively the “Funds” and each is a “Fund.” Pursuant to HighMark’s multiple class plan, the Funds offered, as of the date of these financial statements, up to six classes of shares, Class A Shares, Class B Shares and Class C Shares (collectively, the “Retail Shares”), Fiduciary Shares, Class U Shares and Class M Shares. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies and strategies.

Class B Shares of the Funds are closed to purchases by new and existing investors. Existing investors, however, may still exchange shares and reinvest distributions in Class B Shares of the Funds.

Effective March 26, 2012, Class B Shares of Large Cap Core Equity Fund and California Intermediate Tax-Free Bond Fund were terminated, and any outstanding Class B Shares of such Funds were converted into Class A Shares of such Funds as of such date.

2. significant accounting policies

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates in the Preparation of Financial Statements —

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and assumptions.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Where available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. These third-party pricing agents may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are obtained daily from recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long option positions and the closing ask price for short option positions. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions.

Investments in registered investment companies are priced at the fund’s daily net asset value in accordance with the above, board-approved, pricing procedures.

Securities for which market prices are not readily available are valued in accordance with the Funds’ Fair Value Procedures established by HighMark’s Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for a significant amount of time; or the security’s primary pricing source is not able or willing to pro-vide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reason-ably available to the Committee.

HighMark® Funds 131

notes to financial statements (continued)
July 31, 2013

For securities held by the Funds that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The clos-ing prices of securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If HighMark Capital Management, Inc. (the “Adviser” or the “Administrator”), a wholly owned subsidiary of Union Bank, N.A. (the “Bank”) (a wholly owned subsidiary of UnionBanCal Corporation), or the sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of secu-rities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it shall request that a Committee meeting be called.

The International Opportunities Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for for-eign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval”, which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market. In the event that the threshold established by the Committee is exceeded on a spe-cific day, the Fund will value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Fair Value Measurements — The inputs and valuations tech-niques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and con-sistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the mar-ket. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Trans-fers in and out of Level 1, 2 and 3 are based on values at the end of period. For the year ended July 31, 2013, there were no Level 3 transfers.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of invest-ments may differ significantly from the values that would have been used had a ready market existed for such invest-ments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be sub-ject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Certain foreign equity securities that are fair value adjusted through an independent pricing service, which considers stat-istically relevant trading patterns, may periodically move from input valuation Level 2 to input valuation Level 1 when not meeting the fair value adjustment trigger requirements or not meet the confidence interval set for the fund. The Interna-tional Opportunities Fund and the Value Fund held securities valued at $79,184,141 and $2,680,585, respectively, as of July 31, 2012 that were transferred from Level 2 to Level 1 of the valuation hierarchy during the fiscal year ended July 31, 2013. The common stocks transferred from Level 2 to Level 1 did so as a result of foreign equities that were fair value adjusted as of July 31, 2012 that are now valued based on quoted prices as of July 31, 2013. The value of securities held by the Interna-tional Opportunities Fund and the Value Fund that was trans-ferred to Level 1 as of July 31, 2013 is $115,007,922 and $2,308,458, respectively. During the fiscal year ending July 31, 2013, the Funds had no transfers to Level 2.

A summary of the levels for each of the Fund’s investments as of July 31, 2013 is included with each Fund’s schedule of investments.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars on the following basis:

●	Level 1 -	unadjusted quoted prices in active markets for identical assets or liabilities
●	Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

			(I)	market value of investment securities, assets and liabilities are translated to U.S. dollars at the current rate of exchange; and

132 HighMark® Funds

(II)	purchases and sales of investment securities, income and expenses are translated to U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions.
Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by the Adviser are designed to ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by a Fund may be delayed or lim-ited. Repurchase agreements held by the Funds are generally backed by U.S. Treasury and U.S. Government agency obliga-tions except when the Funds enter into repurchase agreements in connection with the reinvestment of security lending collateral, in which case, corporate obligations may also be used as collateral for repurchase agreement investments.

Options Transactions — In the normal course of pursuing their investment objectives, certain Funds are subject to price vola-tility risk. In order to produce incremental earnings and pro-tect gains or minimize losses, certain Funds, as described in their prospectuses, may participate in options transactions including writing covered call options. A risk in writing a cov-ered call option is that a Fund gives up the opportunity of profit if the market price of the underlying security increases. Also, certain Funds may purchase call or put options with respect to securities that are permitted investments, as described in the Funds’ prospectuses. The risk in purchasing options is limited to the premium paid. Counterparty risk is the risk to the option buyer that the writer will not buy or sell the underlying securities as agreed.

A Fund realizes a gain or loss upon the expiration of a written call or purchased call or put option, respectively. When a writ-ten call option is closed prior to expiration by being exercised, the proceeds on the sale are increased by the amount of original premium received.

When a purchased call or put option is closed prior to expiration by being exercised, the cost of investments purchased or sold, respectively, is increased by the amount of original premium paid.

A Fund records unrealized depreciation when the underlying security’s market price rises (in case of a written call) and unrealized appreciation/depreciation when the underlying security’s market price changes (in case of a purchased call or put) to the extent sufficient to cover the option premium and transaction costs.

There were no written options during the year ended July 31, 2013.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of securities. The Funds report certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Forward Foreign Currency Contracts — The International Opportunities Fund may enter into spot and forward foreign currency contracts as hedges against either specific trans-actions, Fund positions or anticipated Fund positions. All commitments are “marked-to-market” daily using the appli-cable spot or forward foreign exchange rate, and any resulting unrealized gains or losses are recorded. The International Opportunities Fund realizes gains and losses at the time the spot or forward contracts are extinguished. Unrealized gains or losses on outstanding positions in spot and forward foreign currency contracts held at the close of the period are recog-nized as ordinary income or loss for federal income tax pur-poses. The International Opportunities Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Also, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities. The only Fund to have engaged in foreign currency contracts was the International Opportunities Fund. During the year ended July 31, 2013, the average number of foreign currency contracts outstanding held by the International Opportunities Fund, based on a quarterly average was 2. The unrealized appreciation and depreciation on foreign currency contracts at July 31, 2013, and the net realized gain (loss) and change in unrealized appreciation (depreciation) on foreign currency contracts for the year ended July 31, 2013, are presented in separate lines on the statement of assets and liabilities and statement of operations, respectively.

Security Transactions and Investment Income — Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining real-ized gains and losses on the sale of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums, if any, during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date, or in the case of certain foreign invest-ments, as soon as the Fund is made aware of it.

HighMark® Funds 133

notes to financial statements (continued)
July 31, 2013

Futures Contracts — The International Opportunities Fund, the Large Cap Core Equity Fund and the Small Cap Core Fund uti-lized futures contracts during the year ended July 31, 2013. The Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices or are designed for tactical hedging pur-poses. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily at the settlement price established each day by the board of exchange on which they are traded, and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be a decrease in the price of the underlying securities or index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. Additionally, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities.

As of July 31, 2013, the International Opportunities Fund, the Large Cap Core Equity Fund and the Small Cap Core Fund were the only Funds to have open futures contracts. During the year ended July 31, 2013, the average number of futures contracts outstanding, based on a quarterly average, was 62, 33 and 23 for the International Opportunities Fund, the Large Cap Core Equity Fund and the Small Cap Core Fund, respectively. The net unrealized appreciation/depreciation and the variation margin receivable or payable on futures contracts as of July 31, 2013 are presented within the schedules of investments and the statements of assets and liabilities, respectively. The net real-ized gain and change in unrealized appreciation (depreciation) on futures contracts for the year ended July 31, 2013 are pre-sented in separate lines within the statements of operations.

Derivatives — The following is a table summarizing the fair value of derivatives held at July 31, 2013 by primary risk exposure:

Securities Purchased on a When-Issued Basis — Delivery and payment for securities that have been purchased by a Fund on a when-issued or forward commitment basis can take place up to a month or more after the trade date. During the period, such securities are subject to market fluctuations. The Funds may maintain, in a segregated account with their custodian, assets with a market value equal to or greater than the amount of its purchase commitments. These securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates or other market environment factors. Therefore, the purchase of securities on a “when-issued” basis may increase the risk of fluctuations in a Fund’s net asset value.

Discounts and Premiums — Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income for each of the Funds using a method that approximates the effective interest method.

Classes — Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

Dividends and Distributions to Shareholders — Each of the Equity Funds may declare and pay dividends from net invest-ment income periodically and each of the Fixed-Income Funds may declare and pay dividends from net investment income monthly. None of the Funds has a targeted dividend rate, and none of the Funds guarantees that it will pay any dividends or other distributions. Any net realized capital gains, if any, will be distributed at least annually by all Funds.

Deferred Compensation Plan — Under the deferred compensa-tion plan approved by the Board, members of the Board (the “Trustees”) who are not officers or employees of the Bank or any subsidiary of the Bank are permitted to defer a portion of their annual compensation. Deferred amounts earned an approximate return as though equivalent dollar amounts had been invested in shares of Funds selected by the Trustees, which has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of HighMark. The deferred compensation obliga-tion is allocated to the Funds based on average net assets.

The deferred compensation plan was terminated on April 17, 2013. The proceeds of $299,261 is included in deferred com-pensation payables within the statements of assets and liabilities.

Redemption and Exchange Fees — The redemption fee and the exchange fee are designed to discourage short-term trading.

	Asset Derivative Investments Value
		Forward
		Foreign
	Equity	Currency
	Contracts	Contracts
International Opportunities Fund	$84,595	$7,349
Small Cap Core Fund	15,830	—

	Liabilities Derivative Investments Value
	Equity Contracts	Forward Foreign Currency Contracts
International Opportunities Fund	$—	$(290,397)
Large Cap Core Equity Fund	(5,634)	—

134 HighMark® Funds

	The Adviser contractually agreed to reduce its fees (excluding portfolio brokerage and transaction costs, taxes
Proceeds of the fees are recorded as an increase to paid-in capital of the applicable Fund.
 relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by a Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”)) through November 30, 2013 and to the extent necessary to reimburse the Funds in order to limit the Funds from exceeding certain expense limitations as follows:

		Fiduciary Shares	Class A Shares	Class B Shares	Class C Shares	Class U Shares	Class M Shares
	Balanced	0.99%	1.24%	1.84%	1.84%	n/a	n/a
	Cognitive Value	1.22	1.47	n/a	2.07	n/a	1.07%
	Enhanced Growth	1.20	1.45	n/a	2.05	n/a	1.05
	Equity Income	0.90	1.15	1.75	1.75	n/a	n/a
	Geneva Mid Cap Growth	1.13	1.38	1.98	1.98	n/a	n/a
	Geneva Small Cap Growth	1.37	1.62	n/a	2.22	n/a	n/a
	International Opportunities	1.27	1.42	n/a	2.12	n/a	1.12
For the year ended July 31, 2013, the Cognitive Value Fund, the Geneva Small Cap Growth Fund, the International Opportunities Fund and the Small Cap Core Fund received redemption fees of $801, $1,503, $124 and $192, respectively. A Fund’s redemption fees are allocated to all classes in that Fund based on relative net assets.	Large Cap Core Equity	0.97	1.22	n/a	1.82	n/a	n/a
	Large Cap Growth	1.02	1.27	1.87	1.87	n/a	n/a
	NYSE Arca Tech 100 Index	0.83	1.08	1.68	1.68	n/a	n/a
	Small Cap Core	1.37	1.62	n/a	2.22	n/a	n/a
	Value	1.00	1.25	1.85	1.85	0.87%	n/a
3. agreements and transactions with affiliates	Bond	0.72	0.97	1.65	1.40	n/a	n/a
	California Intermediate
As of the date of these financial statements, HighMark and the Adviser are parties to an Investment Advisory agreement. For its services, the Adviser is entitled to receive a fee with respect to each Fund, which is calculated daily and paid monthly, based on the daily net assets of each Fund, at an annual rate of:	Tax-Free Bond	0.54	0.79	n/a	1.24	n/a	n/a
	National Intermediate
	Tax-Free Bond	0.52	0.77	n/a	1.22	n/a	n/a
	Short Term Bond	0.60	0.85	n/a	1.30	n/a	n/a
	Wisconsin Tax-Exempt	0.65	0.90	1.60	1.35	n/a	n/a
	n/a — not applicable

Effective December 1, 2009, the Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Funds will make such payment only if the annual operating expenses of each Fund share class (exclusive of the Excluded Costs), at the time of such payment, are below the contractual fee limit in effect at the time the waiver/expense reimbursement occurs. This recoupment could reduce a Fund’s future total return. For the year ended July 31, 2013, the Geneva Mid Cap Growth Fund reimbursed $328,913 to the Adviser for fees or expenses waived in prior years.

HighMark® Funds 135

notes to financial statements (continued)
July 31, 2013

The total amount of fees waived and/or assumed by the Adviser and eligible for recoupment as of July 31, 2013, provided that the total recoupment does not exceed the Funds’ respective limi-tation, is as follows:

Effective October 8, 2010, the Adviser and Ziegler Lotsoff Capi-tal Management, LLC (“Ziegler”) entered into a new investment sub-advisory agreement relating to the Equity Income Fund.Ziegler is entitled to be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the adjusted gross advisory fee payable to the Adviser by the Fund with respect to such month, minus (ii) any adviser pay or supple-mental payments paid to financial intermediaries or other third parties for the offering or sale of shares in such Fund or the ongoing maintenance of relationships with shareholders of such Fund (including the performance of services with respect to such shareholders) by an adviser or a distributor of High-Mark or any of its affiliates (whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month. Zieglers fee is paid from the Advisers fee. Previously, Ziegler had an interim investment sub-advisory agreement, with the same compensation struc-ture disclosed above, with the Adviser from May 21, 2010 to October 7, 2010 relating to the Equity Income Fund.

Effective October 18, 2010, the Adviser and Ziegler entered into a new investment sub-advisory agreement relating to the NYSE Arca Tech 100 Index Fund. Ziegler shall be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the adjusted gross advisory fee payable to Adviser by the Fund with respect to such month, minus (ii) any adviser pay or supplemental payments paid to financial inter-mediaries or other third parties for the offering or sale of shares in such Fund or the ongoing maintenance of relation-ships with shareholders of such Fund (including the perform-ance of services with respect to such shareholders) by an adviser or a distributor of HighMark or any of its affiliates (whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month, minus (iii) all amounts paid by the Fund and/or Adviser with respect to such month pursuant to any license agreement relating to the Fund’s use of the NYSE Arca Tech 100 Index and/or any trademarks Archipelago Holdings, Inc. (“Licensing Agreement”) or any successor thereto owns or to which it has rights. Ziegler’s fee is paid from the Adviser’s fee. Previously, Ziegler had an interim investment sub-advisory agreement, with the same compensation structure disclosed above, with the Adviser from May 21, 2010 to October 17, 2010 relating to the NYSE Arca Tech 100 Index Fund.

	Expiring	Expiring	Expiring
	2014	2015	2016
Balanced	$115,433	$129,687	$126,726
Cognitive Value	9,308	26,676	4,591
Enhanced Growth	28,031	37,836	24,157
Equity Income	126,695	135,128	128,404
Geneva Mid Cap Growth	3,952	200,637	—
Geneva Small Cap Growth	89,482	105,288	110,958
Large Cap Core Equity	79,695	126,910	91,553
Large Cap Growth	104,813	111,298	90,320
NYSE Arca Tech 100 Index	185,874	173,232	93,042
Small Cap Core	78,535	129,221	62,170
Value	27,483	76,910	32,690
Bond	133,816	311,037	354,152
California Intermediate Tax-Free
Bond	628,741	682,900	684,479
National Intermediate Tax-Free
Bond	391,114	378,140	348,334
Short Term Bond	105,854	194,093	243,591
Wisconsin Tax-Exempt	322,056	317,011	310,614

A Fund’s total actual annual operating expense ratio may be less than the amount shown for such Fund above due to addi-tional waivers/reimbursements described below.

Effective June 1, 2011, the Adviser and Bailard, Inc. (“Bailard”) are parties to an investment sub-advisory agreement relating to the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund. Bailard is entitled to receive a fee at the annual rate of 0.375% of the daily net assets on the first $500 million and 0.35% on the daily net assets over $500 million of the Cognitive Value Fund. Bailard is entitled to receive a fee at the annual rate of 0.375% of the daily net assets on the first $500 million, 0.35% on the daily net assets on the next $500 million and 0.325% on the daily net assets over $1 billion of the Enhanced Growth Fund. Effec-tive December 1, 2011, Bailard is entitled to receive a fee at the annual rate of 0.375% of the daily net assets on the first $1 billion and 0.350% of the daily net assets over $1 billion of the International Opportunities Fund. Prior to December 1, 2011, Bailard was entitled to receive a fee at the annual rate of 0.475% of the daily net assets on the first $250 million, 0.45% on the daily net assets on the next $250 million, 0.425% on the daily net assets on the next $500 million and 0.4% on the daily net assets over $1 billion of the Interna-tional Opportunities Fund. Bailard’s fee is paid from the Adviser’s fee. Previously, Bailard had an investment sub-advisory agreement, with the same pre-December 1, 2011 compensation structure disclosed above, with the Adviser from April 3, 2006 to May 31, 2011.

Effective October 8, 2010, the Adviser and Ziegler entered into a new investment sub-advisory agreement relating to the Wisconsin Tax-Exempt Fund. Ziegler shall be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the adjusted gross advisory fee payable to Adviser by the Fund with respect to such month, minus (ii) the lesser of (1) the contractually committed expense reimbursement rate, if any, in effect on the date the Fund commences operations and (2) the contractually committed expense reimbursement rate, if any, then in effect, minus (iii) any adviser pay or supplemental payments paid to financial intermediaries or other third parties for the offering or sale of shares in such Fund or the ongoing maintenance of relationships with shareholders of such Fund (including the performance of services with respect to such shareholders) by an adviser or a distributor of HighMark or any of its affiliates (whether as revenue sharing, or for shareholder

136 HighMark® Funds

services, recordkeeping services or other services) with respect to such month. Ziegler’s fee is paid from the Adviser’s fee. Pre-viously, Ziegler had an interim investment sub-advisory agree-ment, with the same compensation structure disclosed above, with the Adviser from May 21, 2010 to October 7, 2010 relating to the Wisconsin Tax-Exempt Fund.

The Adviser and Geneva Capital Management Ltd. (“Geneva”) entered into two investment sub-advisory agreements relating to the Geneva Mid Cap Growth Fund and the Geneva Small Cap Growth Fund, respectively. Geneva shall be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the gross advisory fee payable to Adviser by the applicable Fund with respect to such month, minus (ii) any adviser pay or supplemental payments paid to financial inter-mediaries or other third parties under agreements executed after the Geneva Mid Cap Growth Fund and the Geneva Small Cap Growth Fund commence operations, for the offering or sale of shares in such Fund or the ongoing maintenance of relationships with shareholders of such Fund (including the performance of services with respect to such shareholders) by an adviser or a distributor of HighMark or any of its affiliates (whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month up to an amount not to exceed 0.10% of the average daily net assets of the Fund with respect to such month. Geneva’s fee is paid from the Adviser’s fee.

The Administrator and HighMark are parties to an admin-istrative services agreement (the “Administrative Services Agreement”) under which the Administrator provides the Funds with administrative services for an annual fee of 0.15% of the first $8 billion of the average daily net assets of the Funds and 0.14% of such average daily net assets in excess of $8 billion allocated to each Fund based on its respective net assets. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator.

Pursuant to a separate agreement with the Administrator, BNY Mellon Investment Servicing (US) Inc. (the “Sub-Administrator”) performs sub-administration services on behalf of each Fund, for which it receives a fee paid by the Administrator at the annual rate of 0.025% of the first $8 bil-lion of the aggregate average net assets of the Funds and 0.015% of such assets in excess of $8 billion. For the year ended July 31, 2013, the Sub-Administrator earned sub-administration fees in the amount of $903,374.

Boston Financial Data Services, Inc. serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Funds.

As of the date of these financial statements, HighMark Funds Distributors, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Funds Distributors LLC, and HighMark were parties to an underwriting agreement dated July 1, 2010. HighMark has adopted 12b-1 Plans (the “Plans”) with respect to Class A, Class B and Class C Shares that allow each Fund to pay dis-tribution and service fees to the Distributor as compensation for its services under the Plans. The Distributor receives a dis-tribution fee computed daily and paid monthly, at the annual rate of 0.25% of the daily net assets attributable to each Fund’s Class A Shares, 0.75% of the daily net assets attributable to each Fund’s Class B Shares and 1.00% of the daily net assets attributable to each Fund’s Class C Shares (0.75% of the daily net assets of the Bond Fund, the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, the Short Term Bond Fund and the Wisconsin Tax-Exempt Fund), which may be used by the Distributor to provide compensation for sales support and distribution activities.

HighMark has also adopted shareholder service plans/ agreements permitting payment of compensation to service providers, which may include the Bank or its affiliates that have agreed to provide certain shareholder support services for its customers who own Fiduciary, Class A or Class B Shares. In consideration for such services, a service provider is entitled to receive compensation at the annual rate of up to 0.25% of the average daily net assets of the applicable class or classes of shares of the Funds. The service providers have agreed to waive a portion of their fees for certain classes of all Funds for the year ended July 31, 2013. For the year ended July 31, 2013, the Bank, or its affiliates earned shareholder servicing fees, net of waivers, from the Funds in the amount of approximately $3,285,259, which is included in the shareholder servicing fees and the related waivers on the statements of operations. The shareholder servicing fee waivers by the Bank, or its affiliates, are voluntary and not subject to recoupment.

A sales charge is imposed on purchases of Class A Shares at the following rates:

Certain officers of HighMark are also officers of the Adviser, the Adviser’s parent and the Sub-Administrator. Such officers, except for the Funds’ Chief Compliance Officer, are paid no fees by the Funds for serving as officers of HighMark.

The Trustees who are not “interested persons” of HighMark (“Independent Trustees”) receive quarterly retainer fees and fees and expenses for each meeting of the Board attended, which is paid by the Funds.
Class A Shares*
Balanced	5.50%
Cognitive Value	5.50
Enhanced Growth	5.50
Equity Income	5.50
Geneva Mid Cap Growth	5.50
Geneva Small Cap Growth	5.50
International Opportunities	5.50
Large Cap Core Equity	5.50
Large Cap Growth	5.50

HighMark® Funds 137

notes to financial statements (continued)
July 31, 2013

	Class A Shares*		Investment Securities
			Purchases	Sales
NYSE Arca Tech 100 Index	5.50%	Small Cap Core	$54,957,906	$62,632,135
Small Cap Core	5.50	Value	187,864,639	253,148,996
Value	5.50	Bond	149,494,535	148,387,583
Bond	2.25	California Intermediate Tax-Free Bond	52,918,768	69,163,342
California Intermediate Tax-Free Bond	2.25	National Intermediate Tax-Free Bond	26,015,459	36,057,843
National Intermediate Tax-Free Bond	2.25	Short Term Bond	96,704,066	86,478,177
Short Term Bond	2.25	Wisconsin Tax-Exempt	22,996,222	24,304,179
Wisconsin Tax-Exempt	2.25

*	Maximum sales charge as a percentage of offering price. Lower sales charges apply based on amount invested.

A contingent deferred sales charge (“CDSC”) is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the purchase of Class B Shares until the redemption of such shares.	The purchases and sales (including maturities) of U.S. govern-ment securities by the Equity Funds and Fixed-Income Funds for the fiscal year ended July 31, 2013 are as follows:

Years Since Purchase Made	Contingent Deferred Sales Charge		Investment Securities
			Purchases	Sales
First	5%	Balanced	$4,550,071	$1,033,780
Second	4%	Bond	48,768,353	71,387,377
Third	3%	Short Term Bond	23,838,732	18,141,450
Fourth	3%
Fifth	2%
Sixth	1%
Seventh and Eighth	None	5. federal income taxes

A CDSC of 1% is imposed when Class C Shares are redeemed within the first year of purchase.

As of the date of these financial statements, Union Bank, N.A. acted as custodian (the “Custodian”) for the Funds. The Cus-todian, as compensation for its services, receives a fee at the annual rate of 0.00625% of each Fund’s daily net assets except for the International Opportunities Fund, which pays fees based on transactions and assets. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

4. investment transactions

The purchases and sales (including maturities) of investment securities by the Equity Funds and Fixed-Income Funds, excluding short-term investments and U.S. government secu-rities, for the year ended July 31, 2013 are as follows:

It is each Fund’s intention to continue to qualify as a regulated investment company for federal income tax purposes and dis-tribute all of its taxable income and net capital gains. Accord-ingly, no provision for federal income taxes is required.

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended

July 31, 2009 through July 31, 2013) and have concluded that no provision for income tax is required in their financial statements.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed realized gains, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

	Investment Securities
Permanent differences are primarily attributable to net operat-ing losses, distribution reclasses, different treatment for gains and losses on paydowns of mortgage- and asset-backed securities, different treatment for income, gains and losses from partnership securities, capital loss carryforwards expiring, reclassifications of long-term capital gain distributions on Real Estate Investment Trust securities, gains and losses on passive foreign investment companies and the classification of gains and losses on foreign currency for tax purposes. The following permanent differences have been reclassified to/from the fol-lowing accounts:

	Purchases	Sales
Balanced	$12,374,487	$9,440,215
Cognitive Value	299,097,130	307,443,361
Enhanced Growth	37,000,019	41,074,657
Equity Income	24,018,580	17,400,782
Geneva Mid Cap Growth	583,495,527	284,810,609
Geneva Small Cap Growth	64,681,116	20,100,605
International Opportunities	195,660,918	204,345,906
Large Cap Core Equity	42,168,086	60,601,319
Large Cap Growth	30,417,478	38,983,908
NYSE Arca Tech 100 Index	73,869,476	70,229,587

138 HighMark® Funds

	Undistributed Net Investment Income	Undistributed Net Realized Gain	Paid-in Capital				Tax-Exempt Income	Ordinary Income (1)	Long-Term Capital Gain	Return of Capital	Total
Balanced	$15,703	$(15,703)	$—			International
Cognitive Value	95,476	(95,476)	—			Opportunities
Geneva Mid Cap Growth	4,906,761	—	(4,906,761)			2013	—	$3,880,950	—	$—	$3,880,950
Geneva Small Cap Growth	345,825	(345,825)	—			2012	—	6,178,695	—	—	6,178,695
International Opportunities	46,283	(46,283)	—			Large Cap Core
NYSE Arca Tech 100 Index	(1,758)	1,758	—			Equity
Small Cap Core	12,234	(12,234)	—			2013	—	835,360	—	—	835,360
Value	26,264	(26,264)	—			2012	—	641,038	—	—	641,038
Bond	710,438	(710,438)	—			Large Cap
California Intermediate						Growth
Tax-Free Bond	529	—	(529)			2013	—	301,369	—	—	301,369
National Intermediate Tax-Free						2012	—	88,008	—	—	88,008
Bond	1,014	(1,014)	—			NYSE Arca Tech
Short Term Bond	696,100	(695,457)	(643)			100 Index
Wisconsin Tax-Exempt	577	—	(577)			2013	—	271,184	—	—	271,184
						2012	—	—	—	—
These reclassifications have no effect on net assets or net asset value per share of the Funds.						Small Cap Core
						2013	—	18,837	—	—	18,837
The tax character of dividends and distributions paid on a tax basis during the years or periods ended July 31, 2013 and July 31, 2012 were as follows:						2012	—	—	—	—
			Long-			Value
	Tax-Exempt	Ordinary	Term Capital	Return of		2013	—	4,255,122	28,131,157	—	32,386,279
	Income	Income (1)	Gain	Capital	Total	2012	—	4,321,830	12,340,098	—	16,661,928
Balanced						Bond
2013	$—	$361,070	$703,108	$—	$1,064,178	2013	—	13,540,134	2,125,724	—	15,665,858
2012	—	288,042	—	—	288,042	2012	—	14,745,977	5,753,965	—	20,499,942
Cognitive Value						California
2013	—	1,017,845	—	—	1,017,845	Intermediate
2012	—	816,440	—	—	816,440	Tax-Free
Equity Income						Bond
2013	—	592,414	—	—	592,414	2013	6,002,281	529	—	—	6,002,810
2012	—	532,506	—	—	532,506	2012	5,881,176	5,110	—	—	5,886,286
Geneva Mid Cap						National
Growth						Intermediate
2013	—	—	18,413,894	—	18,413,894	Tax-Free
2012	—	—	10,293,782	—	10,293,782	Bond
Geneva Small						2013	2,495,995	—	363,888	—	2,859,883
Cap Growth						2012	2,743,629	—	—	—	2,743,629
2013	—	—	2,444,342	—	2,444,342	Short Term
2012	—	—	920,040	—	920,040	Bond
						2013		2,423,681	—	—	2,423,681
						2012		2,929,477	—	—	2,929,477
						Wisconsin Tax-
						Exempt
						2013	4,566,852	6,126	—	—	4,572,978
						2012	4,790,401	6,242	—	—	4,796,643

						(1) For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.
						Amounts designated as “—” are $0.

As of July 31, 2013, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforward	Late- Year Losses	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Balanced	$5,910	$—	$1,517,647	$—	$—	$4,552,746	$—	$6,076,303
Cognitive Value	11,120,467	—	7,798,820	—	—	5,861,258	—	24,780,545
Enhanced Growth	67,241	—	—	(5,871,414)	—	36,746,674	—	30,942,501
Equity Income	28,689	—	—	(7,054,905)	—	6,933,990	—	(92,226)
Geveva Mid Cap Growth	—	—	76,847,302	—	(7,898,600)	277,570,325	—	346,519,027
Geneva Small Cap Growth	538,446	—	2,153,556	—	(764,763)	22,266,008	—	24,193,247
International Opportunities	5,269,263	—	—	(42,917,168)	—	31,182,858	—	(6,465,047)
Large Cap Core Equity	17,428	—	—	(6,422,971)	—	11,716,262	—	5,310,719

HighMark® Funds 139

notes to financial statements (continued)
July 31, 2011

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforward	Late- Year Losses	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)

Large Cap Growth	$513,024	$—	$736,496	$—	—	$17,152,859	$—	$18,402,379
NYSE Arca Tech 100 Index	218,200	—	—	(72,406,431)	—	85,752,345	—	13,564,114
Small Cap Core	—	—	—	(24,384,994)	(32,293)	15,345,024	—	(9,072,263)
Value	7,715,979	—	40,373,008	(9,304,164)	—	50,771,654	—	89,556,477
Bond	681,115	—	6,979,841	—	—	7,431,315	—	15,092,271
California Intermediate Tax-Free Bond	—	—	—	(86,092)	—	7,360,229	—	7,274,137
National Intermediate Tax-Free Bond	10,720	—	720,693	—	—	3,403,040	—	4,134,453
Short Term Bond	—	—	—	(214,854)	(41,457)	248,239	—	(8,072)
Wisconsin Tax-Exempt	—	—	—	(235,542)	(23,160)	605,670	—	346,968
Amounts designated as “—” are either not applicable or less than $1.00.

Late-year capital losses represent losses realized on investment transactions from November 1, 2012 through July 31, 2013, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.
For federal income tax purposes, capital loss carryforwards represent net capital losses of a Fund that may be carried forward and applied against future net realized gains. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. Net capital losses earned in taxable years beginning after December 22, 2010 (“post–2010 losses”) may be carried forward indefinitely and must retain the character of the original loss. Such post–2010 losses generally must be used by a regulated investment company before it uses any net capital losses incurred in taxable years begin-ning on or before December 22, 2010. This increases the likelihood that net capital losses incurred in taxable years beginning on or before December 22, 2010 will expire unused. At July 31, 2013, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

										No
	2014	2015	2016		2017		2018		2019	Expiration	Total
Enhanced Growth	$—	—	—		—		$5,871,414		$—	—	$5,871,414
Equity Income	—	—	2,978,406		3,822,036		254,463		—	—	7,054,905
International Opportunities	—	—	—		9,206,630		33,710,538		—	—	42,917,168
Large Cap Core Equity	—	—	—		—		6,422,971		—	—	6,422,971
NYSE Arca Tech 100 Index	2,770,041	38,357,084	14,282,341		16,996,965		—		—	—	72,406,431
Small Cap Core	—	—	—		21,841,833		2,543,161	*	—	—	24,384,994
Value	—	—	655,532	**	8,648,632	***	—		—	—	9,304,164
California Intermediate Tax-Free Bond	—	—	—		—		—		4,425	81,667	86,092
Short Term Bond	—	—	—		—		214,854		—	—	214,854
Wisconsin Tax-Exempt	—	—	—		—		—		—	235,542	235,542

*	Capital loss carryforward amount was inherited from the Small Cap Value Fund and may be subject to IRS limitations in a given year.

**	Capital loss carryforward amount was inherited from the North Track Large Cap Equity Fund and may be subject to IRS limitations in a given year.

***	Capital loss carryforward amount was a result of the merger with Large Cap Value Fund and may be subject to IRS limitations in a given year.

Amounts designated as “—” are either not applicable or less than $1.00.

During the year ended July 31, 2013, capital loss carryforwards that were utilized and/or expired to offset gains are as follows:

Cognitive Value	$3,764,904
Enhanced Growth	5,739,920
Equity Income	1,240,493
International Opportunities	5,149,689
Large Cap Core Equity	10,576,443
Large Cap Growth	9,601,427
NYSE Arca Tech 100 Index	3,651,536
Small Cap Core	8,776,751
Value	2,444,498
California Intermediate Tax-Free Bond	145,087
Short Term Bond	47,813
Wisconsin Tax-Exempt	138,927

140 HighMark® Funds

At July 31, 2013, the total cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds are as follows:

				Net
	Federal			Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Balanced	$29,251,223	$4,807,906	$(255,160)	$4,552,746
Cognitive Value	91,672,513	7,515,313	(1,654,055)	5,861,258
Enhanced Growth	56,264,600	37,381,115	(634,441)	36,746,674
Equity Income	26,587,134	7,367,772	(433,782)	6,933,990
Geneva Mid Cap Growth	1,120,430,655	284,526,382	(6,956,057)	277,570,325
Geneva Small Cap Growth	86,946,110	23,118,092	(852,084)	22,266,008
International Opportunities	182,803,631	37,599,017	(6,521,247)	31,077,770
Large Cap Core Equity	49,050,984	12,367,392	(651,130)	11,716,262
Large Cap Growth	55,828,668	17,669,324	(516,465)	17,152,859
NYSE Arca Tech 100 Index	159,618,752	99,081,989	(13,329,644)	85,752,345
Small Cap Core	58,586,910	16,904,393	(1,559,369)	15,345,024
Value Fund	297,988,403	54,185,058	(3,416,612)	50,768,446
Bond	343,914,792	13,579,220	(6,147,905)	7,431,315
California Intermediate Tax-Free Bond	220,193,826	9,818,180	(2,457,951)	7,360,229
National Intermediate Tax-Free Bond	83,978,390	4,070,286	(667,246)	3,403,040
Short Term Bond	167,138,671	1,309,716	(1,061,477)	248,239
Wisconsin Tax-Exempt	150,075,380	3,500,611	(2,894,941)	605,670

6. securities lending

Effective September 30, 2012 the Custodian no longer serves as the Funds’ securities lending agent. The Funds did not par-ticipate in a securities lending program during the period.

7. concentration of credit risk

As of the date of these financial statements, the California Intermediate Tax-Free Bond Fund invests in debt securities issued by the State of California and its political subdivisions. As of the date of these financial statements, the Wisconsin Tax-Exempt Fund invests in debt securities issued by the State of Wisconsin and its political subdivisions. The ability of the issuers of the securities held by these Funds to meet their obligations may be affected by economic and political developments in their respective states.

As of the date of these financial statements, certain Funds may invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typi-cally associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

8. fund reorganization

On September 1, 2011, the Trust’s Board of Trustees approved plans of reorganization that provided for the transfer of all of the assets and liabilities of the HighMark Fundamental Equity Fund (“Fundamental Equity Fund”) and the HighMark Small Cap Value Fund (“Small Cap Value Fund”), collectively the Merging Funds, for shares of the HighMark Large Cap Core Equity Fund (“Large Cap Core Equity Fund”) and the HighMark Small Cap Core Fund (“Small Cap Core Fund”), collectively the Acquiring Funds, respectively. The consummation of the tax-free reorganizations took place on October 28, 2011.

		Fiduciary	Fiduciary	Class A	Class A	Class C	Class C
		Shares	Net Asset	Shares	Net Asset	Shares	Net Asset
Merging Funds	Acquiring Funds	Issued	Value	Issued	Value	Issued	Value
Fundamental Equity Fund	Large Cap Core Equity Fund	1,836,177	$8.44	4,544	$8.42	3,269	$8.19
Small Cap Value Fund*	Small Cap Core Fund	1,458,617	$18.06	663,271	$17.91	232,398	$17.47

*	This Fund had Class B shares outstanding immediately prior to the reorganization, which were exchanged for Class A shares.

The conversion ratios for each Share class issued in the reorganization were as follows:

Merging Funds	Acquiring Funds	Fiduciary	Class A	Class B*	Class C
Fundamental Equity Fund	Large Cap Core Equity Fund	2.4152	2.4112	N/A	2.4739
Small Cap Value Fund*	Small Cap Core Fund	0.7275	0.7147	0.6797	0.6865

*	Class B shares were exchanged for Class A shares.

HighMark® Funds 141

notes to financial statements (continued)
July 31, 2013

The following information relates to the Merging and Acquiring Funds immediately prior and immediately after the consummation of the reorganization:

		Shares	Unrealized
Merging Fund/Acquiring Fund	Net Assets	Outstanding	App/(Dep)
Fundamental Equity Fund (before reorganization)	$15,568,306	763,465	$1,851,290
Large Cap Core Equity Fund (before reorganization)	53,946,635	6,392,682	N/A
Large Cap Core Equity Fund (after reorganization)	69,514,941	8,236,672	N/A
Small Cap Value Fund (before reorganization)	42,281,601	3,273,200	(4,223,966)
Small Cap Core Fund (before reorganization)	27,032,261	1,497,360	N/A
Small Cap Core Fund (after reorganization)	69,313,862	3,851,646	N/A

On December 6, 2011, the Trust’s Board of Trustees approved a plan of reorganization that provided for the transfer of all of the assets and liabilities of the HighMark Large Cap Value Fund (“Large Cap Value Fund”), the Merging Fund, for shares of the HighMark Value Fund (“Value Fund”), the Acquiring Fund. On March 16, 2012, the shareholders of the Large Cap Value Fund approved the reorganization. The consummation of the reorganization took place on March 26, 2012.

		Fiduciary	Fiduciary	Class A	Class A	Class B	Class B	Class C	Class C
		Shares	Net Asset	Shares	Net Asset	Shares	Net Asset	Shares	Net Asset
Merging Fund	Acquiring Fund	Issued	Value	Issued	Value	Issued	Value	Issued	Value
Large Cap Value Fund	Value Fund	2,435,210	$16.22	1,177,892	$16.17	23,042	$15.81	126,909	$15.74

The conversion ratios for each Share class issued in the reorganization were as follows:

Merging Fund	Acquiring Fund	Fiduciary	Class A	Class B	Class C
Large Cap Value Fund	Value Fund	0.7183	0.7222	0.7257	0.7263

The following information relates to the Merging and Acquiring Funds immediately prior and immediately after the consummation of the reorganization:

		Shares	Unrealized
Merging Fund/Acquiring Fund	Net Assets	Outstanding	App/(Dep)
Large Cap Value Fund (before reorganization)	$60,904,062	5,227,464	$4,137,673
Value Fund (before reorganization)	$311,680,994	19,235,836	N/A
Value Fund (after reorganization)	$372,585,056	22,998,889	N/A

Assuming each reorganization discussed above had been completed on August 1, 2011, the Acquiring Funds’ results of operations for the year ended July 31, 2012 would have been as follows:

		Net	Net
		Realized and	Increase
	Net	Unrealized	(Decrease)
	Investment	Gain (Loss)	in Assets
	Income (Loss)	on Investments	from Operations

Large Cap Core Fund	$653,875	$4,515,020	$5,168,895
Small Cap Core Fund	132,128	(111,591)	20,537
Value Fund	4,958,104	2,503,452	7,461,556

Because the combined investment portfolios have been managed as single portfolios since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Large Cap Core Equity Fund and the Small Cap Core Fund statements of operations since October 28, 2011, and Value Fund’s statement of operations since March 23, 2012.

142 HighMark® Funds

9. new accounting pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU No. 2011-11 requires disclosures to make financial statements that are prepared under U.S. Generally Accepted Accounting Principles more comparable to those prepared under International Financial Reporting Standards. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statements of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management evaluated the impact of ASU No. 2011-11 on the financial statements and disclosures and believes there will be no impact due to the Fund reorganiza-tion discussed in Note 10.

10. subsequent events (unaudited)

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events that would require disclosure in or adjust-ments to the financial statements with the exception of the following:

On March 29, 2013, HighMark Funds’ Board of Trustees approved the reorganizations (each, a “Reorganization”) of the series of HighMark Funds listed in the table below (each, an “Acquired Fund” and collectively, the “Acquired Funds”) into the corresponding investment portfolios of Nationwide Mutual Funds also listed in the table below (each portfolio, an “Acquiring Fund” and collectively, the “Acquiring Funds”). The Nationwide Mutual Funds’ Board of Trustees also approved the Reorganizations.
Acquired Funds	Acquiring Funds

HighMark Value Fund	Nationwide HighMark Value

● Class A and Class B	● Class A
● Class C	● Class C
● Fiduciary	● Institutional Service
Class
● Class U	● Class U

HighMark International	Nationwide Bailard
Opportunities Fund	International Equities Fund
● Class A	● Class A
● Class C	● Class C
● Fiduciary	● Institutional Service
Class
● Class M	● Class M

HighMark Short Term Bond	Nationwide HighMark Short
Term Bond Fund
● Class A	● Class A
● Class C	● Class C
● Fiduciary	● Institutional Service
Class

HighMark Cognitive Value	Nationwide Bailard Cognitive
Value Fund
● Class A	● Class A
● Class C	● Class C
● Fiduciary	● Institutional Service
Class
● Class M	● Class M

HighMark Enhanced Growth	Nationwide Bailard
Technology & Science Fund
● Class A	● Class A
● Class C	● Class C
● Fiduciary	● Institutional Service
Class
● Class M	● Class M
Acquired Funds	Acquiring Funds
		HighMark NYSE Arca Tech	Nationwide Ziegler NYSE Arca
HighMark Geneva Mid Cap	Nationwide Geneva Mid Cap	100 Index Fund	Tech 100 Index Fund
Growth Fund	Growth Fund	● Class A and Class B	● Class A
● Class A and Class B	● Class A	● Class C	● Class C
● Class C	● Clas C	● Fiduciary	● Institutional Service
● Fiduciary	● Institutional Service		Class
Class
		HighMark Large Cap Core	Nationwide HighMark Large
		Equity Fund	Cap Core Equity Fund
HighMark Geneva Small Cap	Nationwide Geneva Small Cap	● Class A	● Class A
Growth Fund	Growth Fund	● Class C	● Class C
● Class A	● Class A	● Fiduciary	● Institutional Service
● Class C	● Class C		Class
● Fiduciary	● Institutional Service
Class

HighMark® Funds 143

notes to financial statements (concluded)
July 31, 2013

Acquired Funds	Acquiring Funds	Acquired Funds	Acquiring Funds

HighMark Small Cap Core	Nationwide HighMark Small	HighMark California	Nationwide HighMark
Fund	Cap Core Fund	Intermediate Tax-Free Bond	California Intermediate Tax
● Class A	● Class A	Fund	Free Bond Fund
● Class C	● Class C	● Class A	● Class A
● Fiduciary	● Institutional Service	● Class C	● Class C
	Class	● Fiduciary	● Institutional Service
Class
HighMark Large Cap Growth	Nationwide HighMark Large
Fund	Cap Growth Fund	HighMark National	Nationwide HighMark
● Class A and Class B	● Class A	Intermediate Tax-Free Bond	National Intermediate Tax
● Class C	● Class C	Fund	Free Bond Fund
● Fiduciary	● Institutional Service	● Class A	● Class A
	Class	● Class C	● Class C
		● Fiduciary	● Institutional Service
HighMark Balanced Fund	Nationwide HighMark		Class
Fund	Balanced Fund
● Class A and Class B	● Class A	HighMark Wisconsin Tax-	Nationwide Ziegler Wisconsin
● Class C	● Class C	Exempt Fund	Tax Exempt Fund
● Fiduciary	● Institutional Service	● Class A and Class B	● Class A
	Class	● Class C	● Class C
		● Fiduciary	● Institutional Service
HighMark Equity Income Fund	Nationwide Ziegler Equity		Class
Fund	Income Fund
● Class A and Class B	● Class A	HighMark Bond Fund	Nationwide HighMark
● Class C	● Class C		Bound Fund
● Fiduciary	● Institutional Service	● Class A and Class B	● Class A
	Class	● Class C	● Class C
		● Fiduciary	● Institutional Service
Class

A special meeting of shareholders of each of the Acquired Funds was held on August 28, 2013, and with respect to NYSE Arca Tech 100 Index Fund, as adjourned to September 5, 2013, to consider the approval of an Agreement and Plan of Reorganization as it relates to such Acquired Fund providing for: (i) the transfer of substantially all of the assets, property and goodwill of such Acquired Fund to its corresponding series of Nationwide Mutual Funds, a Delaware statutory trust, in exchange for shares of the designated classes of such Acquiring Fund; (ii) the assumption by such Acquiring Fund of all such Acquired Fund’s liabilities; (iii) the distribution of the shares of the designated classes of such Acquiring Fund to the shareholders of such Acquired Fund; and (iv) the termination, dissolution and complete liquidation of such Acquired Fund as soon as practicable after the closing. Shares were voted as follows on the proposal presented to the shareholders:

	No. of		No. of
	Shares		Shares
Balanced Fund		Enhanced Growth Fund
For	1,103,687.661	For	5,809,707.143
Against	7,361.632	Against	428.433
Abstain	8,237.192	Abstain	2,409.822

Total	1,119,286.485	Total	5,812,545.398

	No. of Shares		No. of Shares

Cognitive Value Fund		Equity Income Fund
For	5,948,948.617	For	1,356,481.000
Against	—	Against	24,812.896
Abstain	—	Abstain	85,405.319

Total	5,948,948.617	Total	1,466,699.215

144 HighMark® Funds

	No. of		No. of
	Shares		Shares
Geneva Mid Cap Growth Fund		Value Fund
For	27,270,034.389	For	12,421,813.526
Against	170,254.345	Against	74,801.144
Abstain	365,967.211	Abstain	92,005.397

Total	27,806,255.945	Total	12,588,620.067

	No. of		No. of
	Shares		Shares
Geneva Small Cap Growth Fund		Bond Fund
For	1,173,348.843	For	24,236,547.679
Against	14,289.423	Against	31,151.605
Abstain	15,645.370	Abstain	95,118.501
Uninstructed	223,675.000
		Total	24,362,817.785
Total	1,426,958.636

	No. of		No. of
	Shares		Shares
International Opportunities Fund		California Intermediate Tax-Free Bond Fund
For	26,232,377.643	For	11,295,102.402
Against	15,432.755	Against	297,234.293
Abstain	13,471.119	Abstain	286,915.405
		Uninstructed	1,097,430.000
Total	26,261,281.517
		Total	1,2976,682.100

	No. of		No. of
	Shares		Shares
Large Cap Core Equity Fund		National Intermediate Tax-Free Bond Fund
For	5,670,756.185	For	4,858,901.895
Against	2,384.998	Against	18,330.299
Abstain	1,974.071	Abstain	27,370.057

Total	5,675,115.254	Total	4,904,602.251

	No. of		No. of
	Shares		Shares
Large Cap Growth Fund		Short Term Bond Fund
For	4,279,801.093	For	9,339,835.948
Against	14,221.945	Against	63,427.798
Abstain	23,201.093	Abstain	168,669.319

Total	4,317,224.131	Total	9,571,933.065

	No. of		No. of
	Shares		Shares
NYSE Arca Tech 100 Index Fund*		Wisconsin Tax-Exempt Fund
For	2,010,518.434	For	8,115,964.327
Against	80,724.000	Against	495,089.177
Abstain	133,626.683	Abstain	328,607.029
Uninstructed	641,736.000
		Total	8,939,660.533
Total	2,866,605.117
* The meeting was adjourned to September 5, 2013.

	No. of
	Shares
Small Cap Core Fund
For	2,272,452.341
Against	6,002.600
Abstain	7,357.170

Total	2,285,812.111

On September 16, 2013, HighMark Funds completed the Reorganization with Nationwide Mutual Funds.

HighMark® Funds 145

report of independent
registered public accounting firm

To the Shareholders and Board of Trustees of the HighMark Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the HighMark Funds, comprising the Balanced Fund, Cognitive Value Fund, Enhanced Growth Fund, Equity Income Fund, Geneva Mid Cap Growth Fund, Geneva Small Cap Growth Fund, International Opportunities Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, NYSE Arca Tech 100 Index Fund, Small Cap Core Fund, Value Fund, Bond Fund, California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund, Short Term Bond Fund, and Wisconsin Tax-Exempt Fund (each a “Fund” and collec-tively the “Funds”), as of July 31, 2013, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial state-ments and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by corre-spondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing proce-dures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the finan-cial position of each of the portfolios constituting the HighMark Funds as of July 31, 2013, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting princi-ples generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Philadelphia, Pennsylvania
September 25, 2013

146 HighMark® Funds

notice to shareholders (unaudited)

For shareholders that do not have a July 31, 2013 tax year end, this notice is for informational purposes only. For shareholders with a July 31, 2013 tax year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended July 31, 2013, each Fund is designating the following items with regard to distributions paid during the year.

	15% Rate Long-Term Capital Gain Distribution	Ordinary Income Distributions (Tax Basis)	Tax Exempt Income Distributions	Total	Qualified Dividends and Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (15% tax rate for QDI) (2)	U.S. Government Interest (3)	Qualified Interest Income	Qualified Short-Term Capital Gain

Balanced (4)	66.07%	33.93%	0.00%	100.00%	87.49%	94.09%	0.00%	0.00%	0.00%
Cognitive Value (4)	0.00%	100.00%	0.00%	100.00%	25.15%	25.97%	0.00%	0.00%	0.00%
Equity Income	0.00%	100.00%	0.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%
Geneva Mid Cap Growth (4)	100.00%	0.00%	0.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Geneva Small Cap Growth (4)	100.00%	0.00%	0.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
International Opportunities (5)	0.00%	100.00%	0.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%
Large Cap Core Equity	0.00%	100.00%	0.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%
Large Cap Growth (4)	0.00%	100.00%	0.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%
NYSE Arca Tech 100 Index	0.00%	100.00%	0.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%
Small Cap Core	0.00%	100.00%	0.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%
Value (4)	86.86%	13.14%	0.00%	100.00%	44.50%	67.02%	0.00%	0.00%	0.00%
Bond (4)	13.57%	86.43%	0.00%	100.00%	0.00%	0.00%	4.99%	97.95%	14.37%
California Intermediate
Tax-Free Bond (6)	0.00%	0.01%	99.99%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
National Intermediate
Tax-Free Bond (4)	12.72%	0.00%	87.28%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Short Term Bond	0.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.56%	87.54%	0.00%
Wisconsin Tax-Exempt	0.00%	0.13%	99.87%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
___________________
(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of “Ordinary Income Distributions.”
(2)
The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of “Investment company taxable income.” It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by the law.

(3)
“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of each Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)
For the fiscal year ended 2013, the Balanced Fund, the Cognitive Value Fund, the Geneva Mid Cap Growth Fund, the Geneva Small Cap Growth Fund, the Large Cap Growth Fund, the Value Fund, the Bond Fund and the National Intermediate Tax-Free Bond Fund had long-term capital gain distribution designations of $1,984,614, $7,798,820, $88,057,835, $3,378,950, $736,496, $54,686,898, $7,287,242 and $817,973, respectively.

(5)
The Fund intends to pass through a foreign tax credit to the shareholders. For the fiscal year ended 2013, the total amount of foreign source income is $7,450,547. The total amount of foreign tax to be paid is $416,049. Your allocable share of the foreign tax credit will be reported on Form 1099 Div.

(6)	For residents of California: the California Intermediate Tax-Free Bond Fund met the quarterly diversification test for the fiscal year ended July 31, 2013.

HighMark® Funds 147

trustees and officers (unaudited)

Information pertaining to the Trustees and officers of the Trust is set forth below. The Statement of Additional Information (“SAI”) includes additional information about Fund directors. The SAI is available, without charge, upon request, by calling 1-800-433-6884.

The following trustees and officers list is current as of September 20, 2013.

		Term of		Number of Portfolios	Other
		Office		in HighMark	Directorships
		and	Principal	Funds	Held by
	Position(s)	Length of	Occupation(s)	Complex	Trustee
Name,	Held with	Time	During Past	Overseen	During
Address1 and Age	the Trust	Served2	5 Years	by Trustee3	Past 5 Years4
Independent Trustees
David E. Benkert	Trustee,	Since	From April 1, 1992 to present, Director, Navigant	17	None
56	Chairman	3/04	Consulting, Inc. (financial consulting).

Thomas L. Braje	Trustee, Vice	Since	Prior to retirement in October 1996, Vice	17	None
70	Chairman,	6/87	President and Chief Financial Officer of Bio-Rad
	Governance		Laboratories, Inc.
Committee
Chairman

Evelyn S. Dilsaver	Trustee, Audit	Since	Since April 2011, Member, Board of Trustees of	17	Aeropostale, Inc.
58	Committee	1/08	Russell Exchange Traded Funds Trust. Since		(ARO); Longs Drug
	Chairman		January 2010, Member, Board of Directors of		Corporation (LDG)5;
			Tempur-Pedic International Inc. (mattress		Russell Exchange
			manufacturer). Since November 2009, Member,		Traded Funds Trust
			Board of Directors of Blue Shield of California		(26 portfolios);
			(health insurance). Since October 2007, Member,		Tamalpais Bancorp
			Board of Directors of Aeropostale, Inc. From 2004		(TAMB); Tempur-
			to 2007, Executive Vice President for The Charles		Pedic International
			Schwab Corporation, and President and Chief		Inc. (TPX)
Executive Officer of Charles Schwab Investment
Management, Inc.

David A. Goldfarb	Trustee	Since	Since January 2010, owner of David A. Goldfarb,	17	None
71		6/87	CPA. From 1987 to 2009, Partner, Goldfarb &
Simens, Certified Public Accountants.

Michael L. Noel	Trustee	Since	President, Noel Consulting Company since 1998.	17	Avista Corp. (AVA)
72		12/98	Senior Managing Director, Saber Partners
(financial advisory firm) since 2002. Member,
Board of Directors, Avista Corp. (utility company),
since January 2004. Member, Board of Directors,
SCAN Health Plan, since 1997.

Mindy M. Posoff	Trustee	Since	Managing Director, Golden Seeds, LLC (investment	17	None
57		10/10	group) since January 2011. Managing Director,
Traversent Capital Partners (financial consulting)
since January 2010. From January 2003 to
December 2009, Managing Director, NewMarket
Capital Partners, LLC (asset management).

148 HighMark® Funds

				Number of Portfolios	Other
		Term of		in HighMark	Directorships
		Office and	Principal	Funds	Held by
	Position(s)	Length of	Occupation(s)	Complex	Trustee
Name,	Held with	Time	During Past	Overseen	During
Address1 and Age	the Trust	Served2	5 Years	by Trustee3	Past 5 Years4
Principal Officers
Dennis Mooradian	President	Since 8/12	Chairman of the Board, President and Chief	N/A	N/A
350 California Street			Executive Officer of the Adviser since August
San Francisco, CA			2012. Executive Vice President, Union Bank, N.A.
94104			since 2011. From June 2009 to June 2011,
65			affiliated with LECG Corporation (consulting and
expert testimony on fiduciary, investment
management, brokerage and private banking
issues). From November 2003 to February 2009,
Executive Vice President, Wealth and Institutional
Management, Comerica Bank. Chairman and
President of World Asset Management.

Pamela O’Donnell	Vice President,	Since 12/05	Vice President and Director of Mutual Fund	N/A	N/A
350 California Street	Treasurer and	(Treasurer)	Administration of the Adviser since 2005.
San Francisco, CA	Chief Financial	Since 3/09
94104	Officer	(Vice
49		President)
Since 6/10
(Chief
Financial
Officer)

Kevin Rowell	Vice President	Since 9/10	Senior Vice President and Managing Director of	N/A	N/A
350 California Street	and Assistant		the Adviser since June 2010. From 2008 to 2010,
San Francisco, CA	Secretary		President, Hennessy Funds. From 2006 to 2007,
94104			Executive Vice President, head of U.S. Distribution,
53			Pioneer Investments.

Noel Casale	Chief	Since 4/13	Vice President and Chief Compliance Officer of the	N/A	N/A
350 California Street	Compliance		Adviser since April 2013. From August 2012 to
San Francisco, CA	Officer		March 2013, Vice President and acting Chief
94104			Compliance Officer of the Adviser. From July 2004
44			to July 2012, Vice President and Director of
Compliance.

Helen Robichaud	Secretary	Since 3/10	Managing Director and Senior Counsel, BNY	N/A	N/A
201 Washington Street,			Mellon Investment Servicing (US) Inc. since
34th Floor			January 2010. Director of Fund Regulatory
Boston, MA			Services of J.P. Morgan from June 2008 to
02108			December 2009. Associate General Counsel of J.P.
61			Morgan from August 1995 to June 2008.
____________________
1	Each Trustee may be contacted by writing to the Trustee c/o HighMark Funds, 350 California Street, Suite 1600, San Francisco, CA 94104.
2
Each Trustee shall hold office during the lifetime of the Trust until he or she dies, resigns, retires or is removed or, if sooner, until the next meeting of share- holders following his election or appointment as Trustee at which Trustees are elected and until his or her successor shall have been elected and qualified in accordance with the Trust’s Declaration of Trust.

3	The “HighMark Funds Complex” consists of all registered investment companies for which the Adviser serves as investment adviser.
4	Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.
5	Ms. Dilsaver ceased being a director of Longs Drug Corporation in connection with the acquisition of the company by CVS Caremark in 2008.

HighMark® Funds 149

board approval of the existing advisory and sub-advisory
agreements (unaudited)

The Board of Trustees, including all of the trustees who are not “interested persons” (as defined in the 1940 Act) of HighMark, the Adviser or the sub-advisers of the Funds (“Independent Trustees”), considers matters bearing on the advisory agreement between HighMark and the Adviser (the “Investment Advisory Agreement”) and the sub-advisory agreements that relate to the Funds at most of its meetings throughout the year.

Once a year, usually in the summer, the Board of Trustees meets to extensively review the Investment Advisory Agreement and the sub-advisory agreements (except any agreement that is still within the first year of its initial term) to determine whether to approve the continuation of the agreements with respect to the Funds and the other series of HighMark for an additional one-year period. In connection with these annual determinations, the Trustees receive materials that the Adviser and the Funds’ sub-advisers believe to be reasonably necessary for the Trustees to evaluate the agreements. With respect to the Funds, over the years, these materials have included, among other items,

●	information on the investment performance of the Funds and the performance of peer groups of mutual funds and the Funds’ performance benchmarks,

●
information on the Funds’ advisory and sub-advisory fees and other expenses, including information comparing the Funds’ expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee “breakpoints” (fee rates that decline as a percentage of Fund assets as Fund assets reach higher levels),

●	sales and redemption data for the Funds,

●	information about the profitability of the Adviser and the sub-advisers with respect to their provision of services to the Funds and

●	other information obtained through the completion of an informational questionnaire sent to the Adviser and the sub-advisers by the Trustees.

The Board of Trustees may also consider other matters such as:

●	the Adviser’s and the sub-advisers’ financial results and financial condition,

●	the size, education and experience of the Adviser’s and each sub-adviser’s investment staff and their use of technology, external research and trading cost measurement tools,

●
the allocation of the Funds’ brokerage including allocations, if any, to brokers affiliated with the Adviser or any sub-adviser and the use of “soft” commission dollars to pay for research services for the Adviser and the sub-advisers,

●
the Adviser’s and the sub-advisers’ resources devoted to, and record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies,

●	the outlook for the economy generally and for the mutual fund industry in particular and

●	recent business initiatives of the Adviser.

Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser and the sub-advisers. The Trustees also meet with, and ask questions of, representatives of the Adviser and the sub-advisers, either in person or by conference telephone. As a consequence of this process, the Adviser has in the past removed sub-advisers that have underperformed and has effected other changes in Fund portfolio management.

The Board of Trustees most recently approved the continuation of the Investment Advisory Agreement with respect to all of the Funds and the sub-advisory agreements that relate to each of the Funds that has a sub-adviser (the Investment Advisory Agree-ment, collectively with the sub-advisory agreements relating to each of the Funds that has a sub-adviser, the “Agreements”) at a meeting held on June 17, 2013. The Trustees noted in connection with that approval that all of the Funds were scheduled to be reorganized into series of Nationwide Mutual Funds during the third quarter of 2013, subject to approval by the Funds’ share-holders. The Trustees accordingly noted that, assuming timely consummation of the reorganizations, the Agreements would con-tinue in effect for only a few weeks, and would be superseded as of the time of the reorganizations by agreements between the Nationwide Mutual Fund series and those series’ advisers and sub-advisers.

In considering whether to approve the continuation of the Agreements with respect to the Funds at the meeting held on June 17, 2013, the Board of Trustees considered information bearing on the Agreements as provided throughout the year, including at the meeting held on June 17, 2013, and information provided in connection with last year’s approval of the continuation of the Agreements, including any significant changes to such information. The Board of Trustees did not identify any single factor as determinative. Matters considered by the Trustees in connection with their approval of the Agreements as they relate to the Funds included the following:

150 HighMark® Funds

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Adviser, Bailard, Inc., Geneva Capital Management, Ltd. and Ziegler Lotsoff Capital Management, LLC (collectively, the “Managers”) and their affiliates to the Funds and the resources dedicated to the Funds by the Managers and their affiliates. The Trustees considered not only the advisory services provided by the Managers to the Funds, but also the monitoring and oversight services provided by the Adviser with respect to the sub-advised Funds. For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agree-ments with respect to the Funds.

Investment performance of the Funds and the Managers. As noted above, the Trustees received information about the perform-ance of the Funds over various time periods, including information comparing the performance of the Funds to the performance of peer groups of funds and the Funds’ respective performance benchmarks. In addition, the Trustees held various discussions with the Managers about Fund performance, including discussions with the Adviser, at each regular board meeting throughout the year. With respect to each Fund, the Board of Trustees concluded that the Fund’s performance supported the renewal of the Agreement(s) relating to that Fund. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board of Trustees concluded that other factors relevant to perform-ance supported renewal of the Agreements with respect to such Fund. These factors varied from Fund to Fund, but included one or more of the following: (1) that the Fund’s performance, although lagging in certain recent periods, was strong over the longer term; (2) that the underperformance was attributable, to a significant extent, to investment decisions by the Fund’s Manager(s) that were reasonable and consistent with the Fund’s investment objective and policies; (3) that the Fund’s performance was com-petitive when compared to other relevant performance benchmarks or peer groups; and (4) that the Fund’s Manager(s) have taken or are taking or formulating steps designated to help improve the Fund’s investment performance. The Trustees also considered each Manager’s performance and reputation generally, the Funds’ performance as a fund family generally, and the historical responsiveness of the Managers to Trustee concerns about performance and the willingness of the Managers to take steps intended to improve performance. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements with respect to the Funds, that the performance of the Funds and the Managers supported the renewal of the Agreements with respect to the Funds.

The costs of the services to be provided and profits to be realized by the Managers and their affiliates from their respective rela-tionships with the Funds. The Trustees considered and had discussions with Fund management regarding the fees charged to the Funds for advisory and sub-advisory services as well as the total expense levels of the Funds. This information included compar-isons of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Managers to other funds (both as advisers and sub-advisers, if applicable) and accounts with similar investment programs, if any. In considering the fees charged to such other funds or accounts, the Trustees considered, among other things, the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to manage mutual fund assets effectively. The Trustees also considered differences between providing advisory and sub-advisory services to a fund. In evaluating each Fund’s advisory fees (and sub-advisory fees, if any), the Trustees also took into account the demands, complexity and quality of the investment management of such Fund. The Trustees also considered any compensation received by the Managers and their affiliates from the Funds for providing services other than advisory or sub-advisory services. The Trustees considered information provided by the Managers in connection with last year’s approval of the continuation of the Agreements regarding the profitability of the Managers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate such profitability, and the Managers’ representations that there had not been any material changes to such information. When reviewing profitability, the Trustees also considered information about the performance of the relevant Funds, the expense levels of the Funds and whether the Managers had implemented breakpoints in their fee schedules and/or expense caps with respect to such Funds. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory and sub-advisory fees charged to each of the Funds are fair and reasonable, and that the costs of these services generally and the related profitability of the Managers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements with respect to the Funds.

HighMark® Funds 151

board approval of the existing advisory
and sub-advisory agreements (unaudited) (concluded)

Economies of scale. The Trustees considered information provided in connection with last year’s approval of the continuation of the Agreements regarding the existence of any economies of scale (i.e., decreasing per unit costs as a fund increases in asset size) in the provision of services by the Managers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers, and the Managers’ representations that there had not been any material changes to such information. The Trustees noted that all of the share classes of all of the Funds benefited from expense caps. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a rela-tive basis) and the profitability to the Managers and their affiliates of their relationships with the Funds, as discussed above. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which any economies of scale are shared with the Funds supported the renewal of the Agreements with respect to the Funds.

The Trustees also considered other factors, which included but were not limited to the following:

●
whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment policies and restrictions, and the compliance programs of the Funds and the Managers.

●
the nature, quality, cost and extent of administrative, custody, securities lending and shareholder services performed by the Adviser and its affiliates, both under the applicable Agreement and under other separate agreements with or with respect to HighMark.

●
so-called “fallout benefits” to the Managers, such as the engagement of affiliates of the Adviser to provide custody, securities lending, administration and other services to the Funds, and the benefits of investment research provided to the Managers by reason of brokerage commissions generated by the Funds’ securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

●	the agreement and plan of reorganization entered into by and between HighMark, on behalf of the Funds, and Nationwide Mutual Funds.

●	the Adviser’s plan for maintaining continuity in management through the closing of the reorganizations.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees concluded that the Agreements should be continued with respect to the Funds for a period not to exceed one year beginning August 1, 2013.

152 HighMark® Funds

fund information (unaudited)
July 31, 2013

HighMark Funds is committed to managing our mutual funds in the best interests of our shareholders. The Board of Trustees of HighMark Funds has delegated the authority to vote proxies on behalf of the Funds that own voting securities to the Adviser. The Board has authorized the Adviser to delegate proxy voting authority with respect to a Fund to that Fund’s sub-adviser. A description of the proxy voting guidelines and policies that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request by calling our investor services desk at 1-800-582-4734; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://www.highmarkcapital.com. Information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the SEC’s website at http://www.sec.gov; and (ii) on our website at http://www.highmarkcapital.com. The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are (i) available on the SEC’s website at http://www.sec.gov; and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Fiduciary Shares Information

Fund	Cusip	Ticker	Fund #
Balanced	431114792	HMBAX	491
Cognitive Value	431112390	HCLFX	2209
Enhanced Growth	431112358	HEGFX	2210
Equity Income	431113109	NJPFX	2643
Geneva Mid Cap Growth	431113505	PNMFX	2647
Geneva Small Cap Growth	431113885	HGFSX	2650
International Opportunities	431112341	HIOFX	2211
Large Cap Core Equity	431112788	HMCFX	1627
Large Cap Growth	431114818	HMGRX	492
NYSE Arca Tech 100 Index	431113844	PTSFX	2654
Small Cap Core	431112465	HSAFX	2214
Value	431114677	HMVMX	871
Bond	431114305	HMBDX	489
California Intermediate Tax-Free Bond	431114644	HMITX	847
National Intermediate Tax-Free Bond	431112655	HMNTX	1600
Short Term Bond	431112549	HMSFX	1506
Wisconsin Tax-Exempt	431113794	WTEFX	2658

HighMark® Funds 153

fund information (unaudited) (concluded)
July 31, 2013

Retail Shares Information

Fund	Cusip	Ticker	Fund #
Balanced
Class A Shares	431114776	HMBRX	480
Class B Shares	431114545	HMBBX	452
Class C Shares	431112887	HMBCX	1760
Cognitive Value
Class A Shares	431112432	HCLAX	2203
Class C Shares	431112424	HCLCX	2206
Enhanced Growth
Class A Shares	431112382	HEHAX	2204
Class C Shares	431112374	HEGCX	2207
Equity Income
Class A shares	431113208	NJPAX	2640
Class B shares	431113307	NJPBX	2641
Class C shares	431113406	NJPCX	2642
Geneva Mid Cap Growth
Class A shares	431113604	PNMAX	2644
Class B shares	431113703	PNMBX	2645
Class C shares	431113802	MGPCX	2646
Geneva Small Cap Growth
Class A shares	431113877	HGASX	2648
Class C shares	431113851	HGCSX	2649
International Opportunities
Class A Shares	431112481	HIOAX	2205
Class C Shares	431112473	HITCX	2208
Large Cap Core Equity
Class A Shares	431112770	HCEAX	1626
Class C Shares	431112754	HCECX	1632
Large Cap Growth
Class A Shares	431114768	HMRGX	481
Class B Shares	431114511	HMGBX	455
Class C Shares	431112879	HGRCX	1755
NYSE Arca Tech 100 Index
Class A shares	431113836	PPTIX	2651
Class B shares	431113828	PSEBX	2652
Class C shares	431113810	PTICX	2653
Small Cap Core
Class A Shares	431112457	HSAAX	2212
Class C Shares	431112440	HSCAX	2213
Value
Class A Shares	431114628	HMVLX	870
Class B Shares	431114529	HVMBX	456
Class C Shares	431112812	HVMCX	1753

154 HighMark® Funds

Retail Shares Information (continued)

Fund	Cusip	Ticker	Fund #
Bond
Class A Shares	431114743	HMRBX	478
Class B Shares	431112747	HBDBX	1090
Class C Shares	431112648	HBDCX	1492
California Intermediate Tax-Free Bond
Class A Shares	431114578	HMCIX	846
Class C Shares	431112630	HCTCX	1491
National Intermediate Tax-Free Bond
Class A Shares	431112663	HMNFX	1598
Class C Shares	431112622	HNTCX	1490
Short Term Bond
Class A Shares	431112523	HMSAX	1505
Class C Shares	431112515	HMTCX	1470
Wisconsin Tax-Exempt
Class A shares	431113786	PWTEX	2655
Class B shares	431113778	WTEBX	2656
Class C shares	431113760	WTECX	2657

Class M Shares Information

Cognitive Value	431112416	HCLMX	2200
Enhanced Growth	431112366	HEGMX	2201
International Opportunities	431112499	HIOMX	2202

Class U Shares Information

Value	431113752	HVMUX	2248

HighMark® Funds 155

service providers &
board of trustees

Investment Adviser & Administrator	Custodian
HighMark Capital Management, Inc.	Union Bank, N.A.
350 California Street, Suite 1600	350 California Street
San Francisco, CA 94104	San Francisco, CA 94104

Sub-Advisers	Distributor
Cognitive Value Fund,	HighMark Funds Distributors, LLC
Enhanced Growth Fund and	400 Berwyn Park
International Opportunities Fund:	899 Cassatt Road
Bailard, Inc.	Berwyn, PA 19312
950 Tower Lane, Suite 1900
Foster City, CA 94404-2131	Legal Counsel
Ropes & Gray LLP
Geneva Mid Cap Growth Fund and	Three Embarcadero Center
Geneva Small Cap Growth Fund:	San Francisco, CA 94111-4006
Geneva Capital Management Ltd.
100 East Wisconsin Avenue, Suite 2550	Independent Registered Public
Milwaukee, WI 53202	Accounting Firm
Deloitte & Touche LLP
Equity Income Fund,	1700 Market Street
NYSE Arca Tech 100 Index Fund and	Philadelphia, PA 19103
Wisconsin Tax-Exempt Fund:
Ziegler Lotsoff Capital Management, LLC	Transfer Agent
20 North Clark Street	Boston Financial Data Services
Suite 3400	PO Box 8416
Chicago, IL 60602	Boston, MA 02266

Board of Trustees
David E. Benkert, Chairman
Thomas L. Braje
Evelyn S. Dilsaver
David A. Goldfarb
Michael L. Noel
Mindy M. Posoff

156 HighMark® Funds

Thank you
for your investment.

Mutual Funds: ● are not FDIC insured ● have no bank guarantee ● may lose value

Item 2. Code of Ethics.

(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)
There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)
The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Trustees has determined that David A. Goldfarb and Evelyn S. Dilsaver are qualified to serve as an audit committee financial expert serving on its audit committee and that they are each “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $603,000 for 2012 and $525,000 for 2013.

Audit-Related Fees

(b)
The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $36,600 for 2012 and $36,600 for 2013.

The above “Audit-Related Fees” were billed for the three security count verifications for the Funds as required under sections (f) of Rule 17f-2 of the Investment Company Act of 1940 (the “Act”).

Tax Fees

(c)
The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $94,650 for 2012 and $81,600 for 2013.

Tax fees represent fees paid for the review of Federal and state income and excise tax returns for certain Funds within the Trust.

All Other Fees

(d)
The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2012 and $0 for 2013.

(e)(1)	To the extent required by applicable law, the Trust's audit committee approves, in advance, the engagement of all audit and non-audit services rendered to the Trust by the Trust's independent registered public accounting firm and all non-audit services rendered by the Trust's independent registered public accounting firm to the investment adviser and to certain of the investment adviser's affiliates; provided, however, that the audit committee may implement policies and procedures pursuant to which such services are pre-approved other than by the full audit committee, subject to subsequent reporting of any such pre-approvals to the audit committee (generally at the audit committee's next regular meeting).

(e)(2)	All services described in each of paragraphs (b) through (d) of this Item were pre-approved by the audit committee. None of the services described in paragraphs (b) through (d) of this Item were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $188,000 for 2012 and $9,000 for 2013.

(h)	The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(12.other)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HighMark Funds

By (Signature and Title)*	/s/ Dennis Mooradian
Dennis Mooradian, President
(principal executive officer)

Date	October 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dennis Mooradian
Dennis Mooradian, President
(principal executive officer)

Date	October 1, 2013

By (Signature and Title)*	/s/ Pamela O’Donnell
Pamela O'Donnell, Chief Financial Officer
(principal financial officer)

Date	October 1, 2013

* Print the name and title of each signing officer under his or her signature.